            As filed with the Securities and Exhange Commission on April 7, 2006

                                                       REGISTRATION NO. 33-65339
                                                                       811-07463


================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 14


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 30


                                   -----------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                  ------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)


                                  ------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Individual Variable Annuity Contracts


================================================================================

                     PORTFOLIO ARCHITECT ANNUITY PROSPECTUS:



                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES



                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


AMERICAN FUNDS INSURANCE SERIES - Class 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - Initial Shares
   Dreyfus Variable Investment Fund Appreciation Portfolio



   Dreyfus Variable Investment Fund Developing Leaders Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST Class 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - Service Shares
   Global Technology Portfolio



LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - Class I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio - Class I+



   Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Growth and Income Portfolio - Class I+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio+



MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Federated High Yield Portfolio - Class A+



   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio+
   Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   MFS Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, Inc.



   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+



   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+



   Western Asset Management High Yield Bond Portfolio - Class A+
   Western Asset Management U.S. Government Portfolio - Class A+
PIMCO VARIABLE INSURANCE TRUST - Administrative Class



   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - Class IB
   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST - Class II
   Comstock Portfolio



VARIABLE INSURANCE PRODUCTS FUND - Service Class 2
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio



  + This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract - The Variable Funding Options" for more information.






*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract Is not offered to new purchasers. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary....................................................     3
Summary.....................................................     5
Fee Table...................................................     9
Condensed Financial Information.............................    18
The Annuity Contract........................................    18
   Contract Owner Inquiries.................................    19
   Purchase Payments........................................    19
   Accumulation Units.......................................    19
   The Variable Funding Options.............................    19
The Fixed Account...........................................    25
Charges and Deductions......................................    25
   General..................................................    25
   Withdrawal Charge........................................    26
   Free Withdrawal Allowance................................    27
   Administrative Charges...................................    27
   Mortality and Expense Risk Charge........................    27
   Variable Liquidity Benefit Charge........................    28
   Enhanced Stepped-Up Provision Charge.....................    28
   Guaranteed Minimum Withdrawal Benefit Charge.............    28
   Variable Funding Option Expenses.........................    28
   Premium Tax..............................................    28
   Changes in Taxes Based upon Premium or Value.............    28
Transfers...................................................    28
   Market Timing/Excessive Trading..........................    29

   Dollar Cost Averaging....................................    30
Access to Your Money........................................    31
   Guaranteed Minimum Withdrawal Benefit....................    31
   Systematic Withdrawals...................................    31
   Loans....................................................    31
Ownership Provisions........................................    32
   Types of Ownership.......................................    32
   Contract Owner...........................................    32
   Beneficiary..............................................    32
   Annuitant................................................    32
Living Benefits.............................................    33
     Guaranteed Minimum Withdrawal Benefit..................    33

Death Benefit...............................................    38
   Death Proceeds before the Maturity Date..................    38
   Enhanced Stepped-Up Provision............................    39
   Payment of Proceeds......................................    40

   Spousal Contract Continuance.............................    42
   Beneficiary Contract Continuance.........................    42
   Planned Death Benefit....................................    43
   Death Proceeds after the Maturity Date...................    43
The Annuity Period..........................................    43
   Maturity Date............................................    43
   Allocation of Annuity....................................    43
   Variable Annuity.........................................    44
   Fixed Annuity............................................    44

Payment Options.............................................    44
   Election of Options......................................    44
   Annuity Options..........................................    45
   Income Options...........................................    45
   Variable Liquidity Benefit...............................    45
Miscellaneous Contract Provisions...........................    46
   Right to Return..........................................    46
   Termination..............................................    46
   Required Reports.........................................    46
   Suspension of Payments...................................    46
The Separate Accounts.......................................    47
   Performance Information..................................    47
Federal Tax Considerations..................................    48
   General Taxation of Annuities............................    48
   Types of Contracts: Qualified and Non-qualified..........    48
   Qualified Annuity Contracts..............................    48
     Taxation of Qualified Annuity Contracts................    48
     Mandatory Distributions for Qualified Plans............    48
   Non-qualified Annuity Contracts..........................    49
     Diversification Requirements for Variable
        Annuities...........................................    50
     Ownership of the Investments...........................    50
     Taxation of Death Benefit Proceeds.....................    50
   Other Tax Considerations.................................    50
     Treatment of Charges for Optional Benefits.............    50
     Penalty Tax for Premature Distribution.................    50
     Puerto Rico Tax Considerations.........................    50
     Non-Resident Aliens....................................    51
Other Information...........................................    51
   The Insurance Companies..................................    51
   Financial Statements....................................     52
   Distribution of Variable Annuity Contracts...............    52
   Conformity with State and Federal Laws...................    54
   Voting Rights............................................    54
   Restrictions on Financial Transactions...................    54
Legal Proceedings...........................................    54
Appendix A: Condensed Financial Information for MetLife of
CT Fund ABD for Variable Annuities..........................   A-1

Appendix B: Condensed Financial Information for MetLife of
CT Fund ABD II for Variable Annuities.......................   B-1

Appendix C: The Fixed Account...............................   C-1
Appendix D: Contents of the Statement of
   Additional Information...................................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:


                           PORTFOLIO ARCHITECT ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is no longer offered to new purchasers.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The ages of the owner and Annuitant determine if you may purchase this product and which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. (Please refer to "Payment Options" for a description of this benefit.)


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.


      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE    6%(1)
     (as a percentage of the Purchase Payments withdrawn)

      VARIABLE LIQUIDITY BENEFIT CHARGE      6%(2)

      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE      $30(3)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

      YEARS SINCE PURCHASE PAYMENT MADE    WITHDRAWAL CHARGE
----------------------------------------   -----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               2 years             6%
        2 years               4 years             5%
        4 years               5 years             4%
        5 years               6 years             3%
        6 years               7 years             2%
       7 + years                                  0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT     WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               2 years             6%
        2 years               4 years             5%
        4 years               5 years             4%
        5 years               6 years             3%
        6 years               7 years             2%
       7 + years                                  0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

Mortality and Expense Risk Charge.................................     1.25%*
Administrative Expense Charge.....................................     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
   FEATURES SELECTED..............................................     1.40%
Optional E.S.P. Charge............................................     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED...     1.60%
Optional GMWB I Charge............................................     1.00%(5)
Optional GMWB II Charge...........................................     1.00%(5)
Optional GMWB III Charge                                               0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED...     2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED..........................................................     2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED..........................................................     1.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
SELECTED..........................................................     2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
SELECTED..........................................................     2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
SELECTED..........................................................     1.85%


---------

(5) The current charges for the available GMWB riders with reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



*     We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio and an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                           MINIMUM    MAXIMUM
                                                                           -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Underlying Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)..................     0.42%      1.78%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)


                                              DISTRIBUTION                            CONTRACTUAL FEE  NET TOTAL
                                                 AND/OR                 TOTAL ANNUAL       WAIVER        ANNUAL
                                  MANAGEMENT  SERVICE(12B-1)    OTHER     OPERATING    AND/OR EXPENSE  OPERATING
UNDERLYING FUND:                    FEE           FEES        EXPENSES     EXPENSES    REIMBURSEMENT   EXPENSES**
--------------------------------  ----------  --------------  --------  ------------  ---------------  ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -
     Series I+                      0.60%           --          0.27%      0.87%            --          0.87%(1)

AMERICAN FUNDS INSURANCE SERIES
American Funds Global Growth
     Fund - Class 2*                           0.58%         0.25%         0.04%      0.87%            --          0.87%
   American Funds Growth Fund -
     Class 2*                                  0.33%         0.25%         0.02%      0.60%            --          0.60%
   American Funds Growth-Income
     Fund - Class 2*                           0.28%         0.25%         0.01%      0.54%            --          0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
     Markets Portfolio+                        1.25%           --          0.44%      1.69%            --          1.69%
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment
     Fund Appreciation
     Portfolio - Initial Shares                0.75%           --          0.05%      0.80%            --          0.80%
   Dreyfus Variable Investment
     Fund Developing Leaders
     Portfolio - Initial Shares                0.75%           --          0.06%      0.81%            --          0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing Markets
     Securities Fund - Class 2*                1.24%         0.25%         0.29%      1.78%            --          1.78%
   Templeton Foreign Securities
     Fund - Class 2*                           0.65%         0.25%         0.17%      1.07%          0.05%         1.02%(2)
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio - Service
     Shares*+                                  0.64%         0.25%         0.31%      1.20%            --          1.20%
   Global Technology Portfolio
     - Service Shares*                         0.64%         0.25%         0.09%      0.98%            --          0.98%
   Worldwide Growth Portfolio -
     Service Shares*+                          0.60%         0.25%         0.01%      0.86%            --          0.86%(3)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*                                0.75%         0.25%         0.22%      1.22%            --          1.22%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable
     All Cap Portfolio - Class I               0.75%           --          0.07%      0.82%            --          0.82%
   Legg Mason Partners Variable
     Investors Portfolio - Class I             0.65%           --          0.06%      0.71%            --          0.71%
   Legg Mason Partners Variable
     Large Cap Growth Portfolio
     - Class I                                 0.75%           --          0.72%      1.47%            --          1.47%(4)
   Legg Mason Partners Variable
     Small Cap Growth Portfolio - Class I      0.75%           --          0.22%      0.97%            --          0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable
     Aggressive Growth
     Portfolio - Class I                       0.75%           --          0.18%      0.93%            --          0.93%(5)

   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*          0.31%          0.25%         0.03%        0.59%             --                 0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio -
     Class I                        0.65%            --          0.52%        1.17%             --                 1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++       0.55%          0.25%         0.28%        1.08%             --                 1.08%(6)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++                    0.71%            --          0.04%        0.75%             --                 0.75%(5)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio - Class
     A                              0.70%            --          0.10%        0.80%             --                 0.80%(14)
   Federated High Yield
     Portfolio - Class A            0.60%            --          0.21%        0.81%             --                 0.81%(14)
   Harris Oakmark
     International Portfolio
     - Class A                      0.82%            --          0.13%        0.95%             --                 0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                      0.65%            --          0.09%        0.74%             --                 0.74%(14)
   Legg Mason Partners
     Managed Assets Portfolio
     - Class A                      0.50%            --          0.09%        0.59%             --                 0.59%(14)
   Lord Abbett Bond
     Debenture Portfolio -
     Class A                        0.51%            --          0.05%        0.56%             --                 0.56%
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                       0.50%          0.25%         0.04%        0.79%             --                 0.79%(15)
   Lord Abbett Mid-Cap Value
     Portfolio - Class B*           0.68%          0.25%         0.08%        1.01%             --                 1.01%
   Mercury Large-Cap Core
     Portfolio - Class A            0.78%            --          0.12%        0.90%             --                 0.90%(14)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                      0.76%            --          0.05%        0.81%             --                 0.81%(14)
   MFS Value Portfolio -
     Class A                        0.73%            --          0.24%        0.97%             --                 0.97%(14)
   Neuberger Berman Real
     Estate Portfolio -
     Class A                        0.67%            --          0.03%        0.70%             --                 0.70%
   Pioneer Fund Portfolio -
     Class A                        0.75%            --          0.28%        1.03%           0.03%                1.00%(7)(14)
   Pioneer Strategic Income
     Portfolio - Class A            0.73%            --          0.09%        0.82%             --                 0.82%(14)
   Third Avenue Small Cap
     Value Portfolio - Class
     B*                             0.75%          0.25%         0.05%        1.05%             --                 1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive             0.73%          0.10%         0.06%        0.89%             --                 0.89%
     Growth Portfolio -
     Class D*

   BlackRock Bond Income
     Portfolio - Class A            0.40%            --          0.07%        0.47%             --                 0.47%(8)
   BlackRock Money Market
     Portfolio - Class A            0.35%            --          0.07%        0.42%           0.01%                0.41%(9)
   FI Large Cap Portfolio -
     Class A                        0.80%            --          0.06%        0.86%             --                 0.86%(10)
   FI Value Leaders
     Portfolio - Class D*           0.66%          0.10%         0.07%        0.83%             --                 0.83%
   MFS Total Return
     Portfolio - Class F*           0.57%          0.20%         0.16%        0.93%             --                 0.93%(11)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%          0.25%         0.33%        1.18%             --                 1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -
     Class B*+                      0.60%          0.25%         0.12%        0.97%             --                 0.97%(12)
   Western Asset Management
     High Yield Bond
     Portfolio - Class A            0.48%            --          0.12%        0.60%             --                 0.60%(10)
   Western Asset Management
     U.S. Government
     Portfolio - Class A            0.54%            --          0.07%        0.61%             --                 0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio -
     Administrative Class*          0.25%            --          0.41%        0.66%             --                 0.66%(13)
   Total Return Portfolio -
     Administrative Class*          0.25%            --          0.40%        0.65%             --                 0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund - Class IB*+       0.70%          0.25%         0.47%        1.42%             --                 1.42%
   Putnam VT International
     Equity Fund - Class IB*+       0.75%          0.25%         0.18%        1.18%             --                 1.18%
   Putnam VT Small Cap Value
     Fund - Class IB*               0.76%          0.25%         0.08%        1.09%             --                 1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II*                            0.56%          0.25%         0.03%        0.84%             --                 0.84%
   Enterprise Portfolio
     Class II*+                     0.50%          0.25%         0.18%        0.93%             --                 0.93%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio - Service
     Class 2*                       0.57%          0.25%         0.09%        0.91%             --                 0.91%
   VIP Dynamic Capital
     Appreciation Portfolio
     - Service Class 2*+            0.57%          0.25%         0.36%        1.18%             --                 1.18%
   VIP Mid Cap Portfolio -
     Service Class 2*               0.57%          0.25%         0.12%        0.94%             --                 0.94%


--------------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



 +     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES



(1) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



(3) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(4) The management fee in the table has been restated to reflect a new Fee schedule which became effective on October 1, 2005.



(5) The management fee in the table has been restated to reflect a new management fee schedule that became effective on December 1, 2005.



(6) The management fee in the table has been restated to reflect a new management fee schedule that became effective on November 1, 2005.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(14) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.



(15) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.



EXAMPLE -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).



                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                              --------------------------------------   ----------------------------------------
              FUNDING OPTION                  1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------  ------   -------    ------    --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................   $ 1,048    $1,849    $2,657     $4,553     $448     $1,349    $2,257      $4,553
Underlying Fund with Minimum Total Annual
Operating Expenses.........................   $   913    $1,450    $2,003     $3,311     $313     $  950    $1,603      $3,311



                         CONDENSED FINANCIAL INFORMATION


See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is no longer offered to new purchasers.


The ages of the owner and Annuitant determine if you may purchase this product and which optional features are available to you.

                                             MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
     DEATH BENEFIT/OPTIONAL FEATURE                   ANNUITANT ON THE CONTRACT DATE
--------------------------------------       -----------------------------------------------
Standard Death Benefit                                        Age 85
Enhanced Stepped-Up Provision (E.S.P.)                        Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information -- Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through your registered representative do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     --------------------------------------      --------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund+*            Seeks growth of capital.                    A I M Advisors, Inc.

AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth Fund - Class     Seeks capital appreciation through          Capital Research and Management
     2                                    stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Market Portfolio+                                                                Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)
DREYFUS VARIABLE INVESTMENT FUND

   Dreyfus Variable Investment Fund -     Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio - Initial     consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital, with growth of current income
                                          as a secondary objective.
   Dreyfus Variable Investment Fund -     Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio -       Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio -          Seeks long-term capital growth.             Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio -           Seeks long-term growth of capital in a      Janus Capital Management LLC
     Service Shares+                      manner consistent with the preservation
                                          of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management
     Cap Portfolio - Class I                                                          Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Investors Portfolio                  Secondarily, seeks current income.          Inc

   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                                   Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio                                                             Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                    Inc
     Class I
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management Inc.
     Equity Index Portfolio - Class II    yield performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks income and long-term capital          Salomon Brothers Asset Management
     Growth and Income Portfolio -        growth.                                     Inc
     Class I
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks high current income and to limit      Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     the degree of fluctuation of its net
                                          asset value resulting from movements
                                          in interest rates.

   Legg Mason Partners Variable           Seeks long term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.

MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Federated High Yield Portfolio -       Seeks high current income.                  Met Investors Advisory LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Harris Associates L.P.

   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio - Class A                  opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio - Class B                  income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory LLC
     Portfolio - Class B                  investments, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS Value Portfolio - Class A          Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio - Class A                  investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio - Class A       Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.
                                                                                      Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     - Class A                                                                        Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class B                                                              Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D                                                              Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D                                                                                Subadviser: Fidelity Management &
                                                                                      Research Company
   MFS Total Return Portfolio - Class     Seeks a favorable total return through      MetLife Advisers, LLC
     F                                    investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price Associates Inc.

   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio - Class A                                                   Subadviser: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio - Class A       consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -      Seeks long-term growth of capital.          Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+
   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II            Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Enterprise Portfolio Class II+         Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities believed by the
                                          portfolio's investment adviser to have
                                          above-average potential for capital
                                          appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Dynamic Capital Appreciation       Seeks capital appreciation.                 Fidelity Management & Research
     Portfolio - Service Class 2+                                                     Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company


--------------


 +     Closed to new investors.



 * This closed Variable Funding Option has been subject to a merger, substitution or a name change. Please see below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes

                         FORMER NAME                                                        NEW NAME
                         -----------                                                        --------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                             Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                   Legg Mason Partners Variable Aggressive Growth
   Salomon Brothers Variable Growth & Income Fund                     Portfolio
                                                                      Legg Mason Partners Variable Growth and Income Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                     Legg Mason Partners Variable Investors Portfolio
   Large Cap Growth Fund                                              Legg Mason Partners Variable Large Cap Growth Portfolio
   Small Cap Growth Fund                                              Legg Mason Partners Variable Small Cap Growth Portfolio

TRAVELERS SERIES FUND, INC.                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
    Social Awareness Stock Portfolio                                Legg Mason Partners Variable Social Awareness Stock Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with or reorganized into the new Underlying Funds.


             FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
--------------------------------------------------                ---------------------------------------------
                                                                   MET INVESTORS SERIES TRUST
    Capital Appreciation Fund                                      Janus Capital Appreciation Portfolio
                                                                   METROPOLITAN SERIES FUND, INC.
    High Yield Bond Trust                                             Western Asset Management High Yield Bond Portfolio
    Managed Assets Trust                                              Legg Mason Partners Managed Assets Portfolio
    Money Market Portfolio                                            Black Rock Money Market Portfolio
AIM VARIABLE INSURANCE FUND                                        AIM VARIABLE INSURANCE FUND
    AIM V.I. Premier Equity Fund                                      AIM V.I. Core Equity Fund
THE TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
    AIM Capital Appreciation Portfolio                                Met/AIM Capital Appreciation Portfolio
    Convertible Securities Portfolio                                  Lord Abbett Bond Debenture Portfolio
    Disciplined Mid Cap Stock                                         Batterymarch Mid-Cap Stock Portfolio
    Federated High Yield Portfolio                                    Federated High Yield Portfolio
    Federated Stock Portfolio                                         Lord Abbett Growth and Income Portfolio
    Mercury Large-Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
    MFS Value Portfolio                                               MFS Value Portfolio
    Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
    Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
    Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
THE TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
    Equity Income Portfolio                                           FI Value Leaders Portfolio
    Large Cap Portfolio                                               FI Large Cap Portfolio
    MFS Mid Cap Growth Portfolio                                      BlackRock Aggressive Growth Portfolio
    MFS Total Return Portfolio                                        MFS Total Return Portfolio
    Strategic Equity Portfolio                                        FI Large Cap Portfolio
    Travelers Quality Bond Portfolio                                  BlackRock Bond Income Portfolio
    U.S. Government Securities Portfolio                              Western Asset Management U.S. Government Portfolio




  UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.



          FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
--------------------------------------------------                 ---------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.               METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth Portfolio                      T. Rowe Price Large Cap Growth Portfolio

DELAWARE VIP TRUST                                                 MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                           Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                    METROPOLITAN SERIES FUND, INC.
    Mercury Global Allocation V.I. Fund                               Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                    MET INVESTORS SERIES TRUST
   Mercury Value Opportunities V.I. Fund                              Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               MET INVESTORS SERIES TRUST
    Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               METROPOLITAN SERIES FUND, INC.
    Templeton Growth Securities Fund                                  Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                                                 METROPOLITAN SERIES FUND, INC.
    Balanced Portfolio                                                MFS Total Return Portfolio
LORD ABBETT SERIES FUND, INC.                                      MET INVESTORS SERIES TRUST
     Growth and Income Portfolio                                       Lord Abbett Growth and Income Portfolio
     Mid-Cap Value Portfolio                                           Lord Abbett Mid-Cap Value Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                 MET INVESTORS SERIES TRUST
    Oppenheimer Main Street Fund/VA                                   Lord Abbett Growth and Income Portfolio



                                  FIXED ACCOUNT


We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

   YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
------------------------------------------     ------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
        0 years                2 years                 6%
        2 years                4 years                 5%
        4 years                5 years                 4%
        5 years                6 years                 3%
        6 years                7 years                 2%
        7+ years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      -     if an income option of at least five year's duration is begun

      - due to a minimum distribution under our minimum distribution rules then in effect

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.


ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the

Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
-----------------------------------------     -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
      0 years                  2 years                6%
      2 years                  4 years                5%
      4 years                  5 years                4%
      5 years                  6 years                3%
      6 years                  7 years                2%
      7+ years                                        0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION ("E.S.P.") CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Western Asset Management High Yield Bond Portfolio, American Funds Global Growth Fund, Credit Suisse Trust Emerging Market Portfolio, Dreyfus VIF Developing Leaders Portfolio, Oppenheimer Global Equity Portfolio, Third Avenue Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Janus Aspen Series Global Technology Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Putnam VT International Equity Portfolio, Putnam VT Small Cap Value Fund, Legg Mason Partners Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



LOANS


Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant and

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III"; we may refer to any one of these as GMWB. The availability of each rider is shown below.


NAME OF RIDER:                         GMWB I                                  GMWB II                      GMWB III
ALSO CALLED:                          Principal                               Principal                    Principal
                                      Guarantee                               Guarantee                 Guarantee Value
AVAILABILITY:     Not available for purchase on or after March 21,      Available on or after        Available on or after
                 2005, unless GMWB II is not approved in your state   March 21, 2005 if approved   March 21, 2005 if approved
                                                                            in your state                in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan if you elect a GMWB rider.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                                                    GMWB I     GMWB II    GMWB III
                                                                                                  ----------  ----------  ---------
If you make your first withdrawal BEFORE the 3rd anniversary after you purchase GMWB:...........   5% of RBB   5% of RBB  5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary after you purchase GMWB:............  10% of RBB  10% of RBB  5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                  ASSUMES 15% GAIN ON INVESTMENT                     ASSUMES 15% LOSS ON INVESTMENT
                           CONTRACT                                         CONTRACT
                             VALUE          RBB               AWB (5%)        VALUE          RBB               AWB (5%)
                          ---------  ------------------  -----------------  --------  -----------------  -------------------
VALUES AS OF

INITIAL GMWB PURCHASE     $100,000      $100,000             $5,000         $100,000     $100,000              $5,000
IMMEDIATELY PRIOR TO
 WITHDRAWAL               $115,000      $100,000             $5,000         $ 85,000     $100,000              $5,000
PARTIAL WITHDRAWAL
 REDUCTION                     N/A      (100,000          [5,000 X (1-           N/A     (100,000              [5,000 X
 (PWR)                               X 10,000/115,000)=  90,000/100,000)]=            X 10,000/85,000)=  (1-88,235/100,000)]
                                           8,696                500                      $ 11,765              = $588
GREATER OF PWR OR THE
 DOLLAR AMOUNT OF                       $ 10,000                                         $ 11,765
 THE WITHDRAWAL

                                       (10,000>8,696)
                                                                                       (11,765>10,000)

CHANGE IN VALUE DUE TO
WITHDRAWAL (PARTIAL
SURRENDER REDUCTION)      $ 10,000      $ 10,000             $  500         $ 10,000     $ 11,765              $  588

VALUE IMMEDIATELY AFTER
WITHDRAWAL                $105,000      $ 90,000             $4,500         $ 75,000     $ 88,235              $4,412

                         WITHDRAWAL EXAMPLE FOR GMWB I

                                  ASSUMES 15% GAIN ON INVESTMENT                         ASSUMES 15% LOSS ON INVESTMENT
                          CONTRACT                                          CONTRACT
                            VALUE            RBB               AWB (5%)       VALUE          RBB                    AWB (5%)
                          --------   ------------------- ------------------ --------  -----------------   --------------------------
VALUES AS OF

INITIAL GMWB PURCHASE     $100,000        $100,000             $5,000       $100,000       $100,000                $5,000
IMMEDIATELY PRIOR TO
 WITHDRAWAL               $115,000        $100,000             $5,000       $ 85,000       $100,000                $5,000
IMMEDIATELY AFTER
 WITHDRAWAL               $105,000          91,304             $4,565       $ 75,000       $ 88,235                $4,412

                                     [100,000 - (100,000  [5,000 - (5,000             [100,000 - (100,000 [5,000 X (88,235/100,000)]
                                     X 10,000/115,000)]  X 91,304/100,000)]            X 10,000/85,000)]
CHANGE IN VALUE DUE TO
WITHDRAWAL (PARTIAL
SURRENDER REDUCTION)      $ 10,000         $ 8,696             $  435       $ 10,000       $ 11,265                $  588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

              -     a qualified retirement plan (Code Section 401),

              -     a tax-sheltered annuity (Code Section 403(b)),

              -     an individual retirement account (Code Sections 408(a)),

              -     an individual retirement annuity (Code Section 408(b)), or

              -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

            -     Distributions intended to satisfy the exception under Code
                  Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

            -     Distributions intended to satisfy the exception under Code
                  Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code
                  Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


            -     Distributions intended to satisfy the exception under Code
                  Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



            - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


                  You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


            - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                            GMWB I   GMWB II   GMWB III
                                            ------   -------   --------
Current Annual Charge..................     0.40%     0.50%      0.25%
Maximum Annual Charge After a Reset....     1.00%     1.00%       N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



      - The total annual payment amount will equal the AWB and will never exceed your RBB, and



      - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


                                       GMWB I                   GMWB II                  GMWB III
                                ---------------------     ----------------------    -------------------
AWB                              5% of RBB if first        5% of RBB if first           5% of RBB
                                withdrawal before 3rd     withdrawal before 3rd
                                    anniversary               anniversary
                                 10% of RBB if first       10% of RBB if first
                                 withdrawal after 3rd      withdrawal after 3rd
                                    anniversary               anniversary
ANNUAL CHARGE                          0.40%                     0.50%                   0.25%
RESET                                   Yes                       Yes                     No
CAN I CANCEL MY                          No                Yes, after the 5th       Yes, after the 5th
GMWB?                                                      anniversary of GMWB      anniversary of GMWB
                                                               purchase                   purchase
INVESTMENT                               No                      Yes                        Yes
RESTRICTIONS
WAIVER OF                                No                      Yes                        Yes
RECALCULATION OF
AWB FOR DISTRIBUTIONS FROM
TAX-QUALIFIED
PLANS

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals; or

      the   step-up value (if any, as described below)

STEP-UP VALUE. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      $50,000 x ($10,000/$55,000) = $9,090


Your new step-up value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      $50,000 x ($10,000/$30,000) = $16,666


Your new step-up value would be $50,000 -- $16,666, or $33,334.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090


You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666


Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                          PAYOUT RULES
      UPON THE DEATH OF THE         PAY THE PROCEEDS TO:    UNLESS. . .                            APPLY*
--------------------------------   ----------------------   ---------------------------------   ------------
OWNER (WHO IS NOT THE ANNUITANT)   The beneficiary          Unless the beneficiary elects to    Yes
(WITH NO JOINT OWNER)              (ies), or if none, to    continue the Contract rather than
                                   the Contract Owner's     receive the distribution.
                                   estate.

OWNER (WHO IS THE ANNUITANT WITH   The beneficiary          Unless the beneficiary elects to    Yes
NO JOINT OWNER)                    (ies), or if none, to    continue the Contract rather than
                                   the Contract Owner's     receive the distribution.
                                   estate.

NON-SPOUSAL JOINT OWNER (WHO IS    The surviving joint                                          Yes
NOT THE ANNUITANT)                 owner.

NON-SPOUSAL JOINT OWNER (WHO IS    The beneficiary(ies),    Unless the beneficiary elects to    Yes
THE ANNUITANT)                     or if none, to the       continue the Contract rather than
                                   surviving joint owner.   receive the distribution.

SPOUSAL JOINT OWNER (WHO IS NOT    The surviving joint      Unless the spouse elects to         Yes
THE ANNUITANT)                     owner.                   continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE    The beneficiary (ies)    Unless the spouse elects to         Yes
ANNUITANT)                         or, if none, to the      continue the Contract.
                                   surviving joint owner.
                                                            A spouse who is
                                                            not the
                                                            beneficiary may
                                                            decline to
                                                            continue the
                                                            contract and
                                                            instruct the
                                                            Company to pay
                                                            the beneficiary
                                                            who may elect
                                                            to continue the
                                                            Contract.

                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                          PAYOUT RULES
      UPON THE DEATH OF THE         PAY THE PROCEEDS TO:    UNLESS. . .                            APPLY*
--------------------------------   ----------------------   ---------------------------------   ------------
ANNUITANT (WHO IS NOT THE          The beneficiary          Unless the beneficiary elects to    Yes
CONTRACT OWNER)                    (ies), or if none, to    continue the Contract rather than
                                   the Contract Owner.      receive the distribution.
                                   If the Contract Owner
                                   is not living, then      But, if there is a Contingent
                                   to the surviving         Annuitant, then the Contingent
                                   joint owner.  If         Annuitant becomes the Annuitant
                                   none, then to the        and the Contract continues in
                                   Contract Owner's         effect (generally using the
                                   estate.                  original Maturity Date). The
                                                            proceeds will then be paid upon
                                                            the death of the Contingent
                                                            Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT     See death of "owner                                          Yes
OWNER) (WITH NO JOINT OWNER)       who is the Annuitant
                                   (with no joint
                                   owner)" above.

                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                          PAYOUT RULES
      UPON THE DEATH OF THE         PAY THE PROCEEDS TO:    UNLESS. . .                            APPLY*
--------------------------------   ----------------------   ---------------------------------   ------------
ANNUITANT (WHO IS THE CONTRACT     See death of
OWNER) (WITH JOINT OWNERS)         "Non-Spousal Joint
                                   Owner (who is the
                                   Annuitant)" or
                                   "Spousal Joint Owner
                                   (who is the
                                   Annuitant)", as
                                   applicable

ANNUITANT (WHERE OWNER IS A        The beneficiary (ies)                                        Yes (Death of
NONNATURAL PERSON/TRUST)           (e.g. the trust) or                                          Annuitant is
                                   if none, to the owner.                                       treated as death
                                                                                                of the owner in
                                                                                                these
                                                                                                circumstances.)

BENEFICIARY                        No death proceeds are                                        N/A
                                   payable; Contract
                                   continues.

CONTINGENT BENEFICIARY             No death proceeds are                                        N/A
                                   payable; Contract
                                   continues.

                               QUALIFIED CONTRACTS

                                                                                                 MANDATORY
 BEFORE THE MATURITY DATE, UPON     THE COMPANY WILL PAY                                        PAYOUT RULES
        THE DEATH OF THE              THE PROCEEDS TO:      UNLESS. . .                            APPLY*
--------------------------------   ----------------------   ---------------------------------   ------------
OWNER / ANNUITANT                  The beneficiary          Unless the beneficiary elects to    Yes
                                   (ies), or if none, to    continue the Contract rather than
                                   the Contract Owner's     receive a distribution.
                                   estate.

BENEFICIARY                        No death proceeds are                                        N/A
                                   payable; Contract
                                   continues.

CONTINGENT BENEFICIARY             No death proceeds are                                        N/A
                                   payable; Contract
                                   continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).



At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


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ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

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

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options")


The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

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

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

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

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. (References to "Separate Account" are either to Fund ABD or Fund ABD II, depending on the issuer of your Contract.) Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity


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


contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAs



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.





NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your purchase payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the Funds of the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information-DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION


                THE METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%




                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME              YEAR     YEAR         END OF YEAR     END OF YEAR
-------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (4/97)                2005     1.865            2.174       20,519,771
                                                   2004     1.583            1.865       23,444,034
                                                   2003     1.285            1.583       26,729,382
                                                   2002     1.739            1.285       30,628,302
                                                   2001     2.387            1.739       37,797,218
                                                   2000     3.098            2.387       37,804,248
                                                   1999     2.046            3.098       25,971,911
                                                   1998     1.283            2.046       10,561,314
                                                   1997     1.032            1.283          870,525
                                                   1996     1.000            1.032                -

   High Yield Bond Trust (5/04)                    2005     1.070            1.069           85,854
                                                   2004     1.000            1.070            1,000

   Managed Assets Trust (5/04)                     2005     1.078            1.104          172,657
                                                   2004     1.000            1.078          237,059

   Money Market Portfolio (7/97)                   2005     1.175            1.192       14,781,794
                                                   2004     1.179            1.175       19,265,493
                                                   2003     1.187            1.179       26,060,260
                                                   2002     1.187            1.187       37,562,237
                                                   2001     1.160            1.187       40,133,062
                                                   2000     1.107            1.160       15,545,185
                                                   1999     1.070            1.107       16,750,270
                                                   1998     1.033            1.070        9,244,927
                                                   1997     1.000            1.033          345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (9/00)  2005     0.668            0.696        5,434,277
                                                   2004     0.640            0.668        6,216,851
                                                   2003     0.519            0.640        6,961,089

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                      YEAR     YEAR         END OF YEAR     END OF YEAR
---------------------------------------------------------  ----  -------------  -------------  ---------------
   AIM V.I. Premier Equity Fund - Series I  (continued)    2002       0.755          0.519        7,491,542
                                                           2001       0.875          0.755        7,280,717

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/00)                                                  2005       0.567          0.642       12,264,209
                                                           2004       0.531          0.567       14,267,431
                                                           2003       0.436          0.531       15,968,585
                                                           2002       0.640          0.436       18,860,012
                                                           2001       0.786          0.640       21,249,041
                                                           2000       1.000          0.786        8,906,509

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)              2005       1.450          1.631           67,409
                                                           2004       1.296          1.450           10,485
                                                           2003       1.000          1.296           15,821

   Growth Fund - Class 2 Shares (5/03)                     2005       1.385          1.587          423,497
                                                           2004       1.248          1.385           27,837
                                                           2003       1.000          1.248           78,806

   Growth-Income Fund - Class 2 Shares (5/03)              2005       1.364          1.423          916,975
                                                           2004       1.253          1.364          759,848
                                                           2003       1.000          1.253          323,713

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)   2005       1.195          1.507        2,014,405
                                                           2004       0.970          1.195        1,952,627
                                                           2003       0.688          0.970        2,025,657
                                                           2002       0.789          0.688        2,659,825
                                                           2001       0.886          0.789        2,463,748
                                                           2000       1.313          0.886        2,477,705
                                                           1999       0.734          1.313          892,012
                                                           1998       1.000          0.734          223,688

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/98)        2005       2.123          2.244        4,181,107
                                                           2004       1.639          2.123        4,852,394
                                                           2003       1.240          1.639        4,631,163
                                                           2002       1.203          1.240        4,187,869

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Delaware VIP REIT Series - Standard Class  (continued)     2001      1.121           1.203        1,959,474
                                                              2000      0.866           1.121          732,010
                                                              1999      0.901           0.866          357,910
                                                              1998      1.000           0.901           96,983

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/98)                                                     2005      1.089           1.121        7,798,581
                                                              2004      1.051           1.089        9,090,416
                                                              2003      0.880           1.051       10,276,258
                                                              2002      1.071           0.880       10,947,330
                                                              2001      1.198           1.071       11,107,345
                                                              2000      1.223           1.198       10,147,802
                                                              1999      1.112           1.223        7,840,789
                                                              1998      1.000           1.112        2,937,245

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/98)                                              2005      1.244           1.298       11,125,651
                                                              2004      1.133           1.244       12,500,426
                                                              2003      0.872           1.133       13,746,841
                                                              2002      1.094           0.872       13,477,877
                                                              2001      1.182           1.094       11,594,005
                                                              2000      1.058           1.182        6,798,006
                                                              1999      0.871           1.058        3,387,052
                                                              1998      1.000           0.871        1,435,805

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)    2005      1.210           1.315           55,019
                                                              2004      1.074           1.210            1,000
                                                              2003      1.000           1.074            1,000

   Mercury Value Opportunities V.I. Fund - Class III (11/03)  2005      1.208           1.312            8,120
                                                              2004      1.068           1.208            1,000
                                                              2003      1.000           1.068            1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)      2005      1.158           1.262           428,090
                                                              2004      1.043           1.158           372,994
                                                              2003      0.845           1.043           322,440
                                                              2002      1.000           0.845           177,623

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                              2005      1.781           2.238           444,083
                                                              2004      1.448           1.781            52,098
                                                              2003      1.000           1.448             1,000

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)  2005      1.152           1.251           239,442
                                                              2004      1.000           1.152            22,145

   Templeton Growth Securities Fund - Class 2 Shares (5/02)   2005      1.180           1.267           566,278
                                                              2004      1.032           1.180           345,139
                                                              2003      0.792           1.032           217,709
                                                              2002      1.000           0.792           191,381

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/99)            2005      0.889           0.914        13,990,381
                                                              2004      0.818           0.889        15,621,864
                                                              2003      0.649           0.818        15,860,350
                                                              2002      0.848           0.649        15,365,066
                                                              2001      0.982           0.848        13,010,004
                                                              2000      1.098           0.982         4,272,617
                                                              1999      1.000           1.098           753,819

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                            2005      1.126           1.220            76,103
                                                              2004      1.047           1.126            81,319
                                                              2003      0.758           1.047            58,126
                                                              2002      1.000           0.758            16,289

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                              2005      1.098           1.122            45,529
                                                              2004      1.027           1.098            32,170

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares  (continued)                                        2003      0.800          1.027             62,457
                                                              2002      1.000          0.800             85,414

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                 2005      1.004          1.066         10,647,659
                                                              2004      0.941          1.004         12,240,173
                                                              2003      0.839          0.941         14,072,516
                                                              2002      0.911          0.839         14,830,766
                                                              2001      0.972          0.911         13,475,207
                                                              2000      1.000          0.972          4,934,773

   Global Life Sciences Portfolio - Service Shares (5/00)     2005      0.907          1.004          3,155,118
                                                              2004      0.805          0.907          3,476,009
                                                              2003      0.647          0.805          3,630,574
                                                              2002      0.931          0.647          3,729,488
                                                              2001      1.135          0.931          4,102,883
                                                              2000      1.000          1.135          1,951,454

   Global Technology Portfolio - Service Shares (5/00)        2005      0.346          0.381          7,921,106
                                                              2004      0.349          0.346         10,149,731
                                                              2003      0.242          0.349         10,039,692
                                                              2002      0.415          0.242         11,940,339
                                                              2001      0.672          0.415         10,706,223
                                                              2000      1.000          0.672          5,661,986

   Worldwide Growth Portfolio - Service Shares (5/00)         2005      0.561          0.584         10,682,752
                                                              2004      0.544          0.561         12,214,595
                                                              2003      0.446          0.544         13,388,686
                                                              2002      0.609          0.446         15,628,277
                                                              2001      0.798          0.609         16,824,804
                                                              2000      1.000          0.798          7,908,763

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)               2005      1.513          1.552             67,107
                                                              2004      1.336          1.513             34,334
                                                              2003      1.000          1.336              3,786

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                         2005     1.382           1.408            228,478
                                                              2004     1.244           1.382            204,892
                                                              2003     1.000           1.244             74,814

   Mid-Cap Value Portfolio (5/03)                             2005     1.541           1.644            182,586
                                                              2004     1.260           1.541             93,253
                                                              2003     1.000           1.260             51,292

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)    2005     1.074           1.120             47,506
                                                              2004     1.000           1.074             32,693

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)        2005     1.125           1.133            511,105
                                                              2004     1.048           1.125            546,468
                                                              2003     1.000           1.048             59,374

   Total Return Portfolio - Administrative Class (5/01)       2005     1.213           1.226         16,712,465
                                                              2004     1.173           1.213         18,497,713
                                                              2003     1.132           1.173         20,769,372
                                                              2002     1.053           1.132         20,028,983
                                                              2001     1.000           1.053          4,888,796

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)   2005     0.773           0.817            272,443
                                                              2004     0.728           0.773            306,260
                                                              2003     0.560           0.728            310,382
                                                              2002     0.806           0.560            299,898
                                                              2001     1.000           0.806            269,501

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                     2005     1.011           1.118          2,117,519
                                                              2004     0.882           1.011          2,056,976
                                                              2003     0.696           0.882          1,956,203
                                                              2002     0.857           0.696          3,980,191
                                                              2001     1.000           0.857          1,555,346

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)    2005      1.611           1.701         1,410,762
                                                              2004      1.295           1.611         1,595,356
                                                              2003      0.877           1.295         1,572,753
                                                              2002      1.088           0.877         1,357,973
                                                              2001      1.000           1.088           432,357

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                             2005      1.655           1.698        10,354,574
                                                              2004      1.549           1.655        11,436,639
                                                              2003      1.130           1.549        11,935,706
                                                              2002      1.529           1.130        11,108,929
                                                              2001      1.522           1.529         5,065,288
                                                              2000      1.305           1.522           907,328

   Investors Fund - Class I (6/98)                            2005      1.311           1.377        15,084,411
                                                              2004      1.204           1.311        17,246,134
                                                              2003      0.923           1.204        18,513,035
                                                              2002      1.216           0.923        19,285,141
                                                              2001      1.287           1.216        15,853,833
                                                              2000      1.132           1.287         7,090,936
                                                              1999      1.029           1.132         3,905,967
                                                              1998      1.000           1.029         1,764,644

   Large Cap Growth Fund - Class I (5/02)                     2005      1.130           1.173           142,168
                                                              2004      1.140           1.130           175,994
                                                              2003      0.800           1.140           109,369
                                                              2002      1.000           0.800            12,895

   Small Cap Growth Fund - Class I (5/00)                     2005      0.969           1.002         1,217,569
                                                              2004      0.853           0.969         1,642,854
                                                              2003      0.581           0.853         2,003,014
                                                              2002      0.903           0.581         1,607,182
                                                              2001      0.987           0.903         1,517,383
                                                              2000      1.000           0.987           417,439

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                  2005      0.591           0.634         3,429,858
                                                              2004      0.563           0.591         4,221,518
                                                              2003      0.442           0.563         4,537,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR       YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------   ------  -------------  -------------  ---------------
AIM Capital Appreciation Portfolio  (continued)             2002        0.588           0.442         5,204,466
                                                            2001        0.783           0.588         5,177,186

Convertible Securities Portfolio (5/98)                     2005        1.520           1.504         8,835,146
                                                            2004        1.450           1.520        10,337,381
                                                            2003        1.165           1.450        10,925,597
                                                            2002        1.270           1.165        11,385,903
                                                            2001        1.299           1.270         9,680,620
                                                            2000        1.170           1.299         3,349,925
                                                            1999        1.000           1.170         1,137,997
                                                            1998        1.000           1.000           458,699

Disciplined Mid Cap Stock Portfolio (6/97)                  2005        2.146           2.380         4,699,533
                                                            2004        1.869           2.146         5,287,543
                                                            2003        1.417           1.869         5,505,923
                                                            2002        1.677           1.417         5,642,651
                                                            2001        1.773           1.677         5,089,354
                                                            2000        1.541           1.773         3,629,362
                                                            1999        1.377           1.541         2,663,507
                                                            1998        1.195           1.377         1,425,770
                                                            1997        1.000           1.195           120,880

Equity Income Portfolio (5/97)                              2005        1.810           1.864        19,336,704
                                                            2004        1.670           1.810        22,752,381
                                                            2003        1.291           1.670        24,652,637
                                                            2002        1.521           1.291        25,581,166
                                                            2001        1.652           1.521        27,130,603
                                                            2000        1.535           1.652        22,535,737
                                                            1999        1.484           1.535        19,892,863
                                                            1998        1.339           1.484        12,301,819
                                                            1997        1.026           1.339           639,656
                                                            1996        1.000           1.026                 -

Federated High Yield Portfolio (5/97)                       2005        1.464           1.480         8,626,242
                                                            2004        1.345           1.464         9,967,219
                                                            2003        1.114           1.345        11,222,864
                                                            2002        1.089           1.114        10,745,854
                                                            2001        1.084           1.089        10,746,070
                                                            2000        1.196           1.084        10,245,417
                                                            1999        1.177           1.196        10,237,038

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR       YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------   ----    -------------  -------------  ---------------
Federated High Yield Portfolio  (continued)                 1998        1.140           1.177         7,715,310
                                                            1997        1.000           1.140           620,667

Federated Stock Portfolio (5/97)                            2005        1.737           1.804         4,173,260
                                                            2004        1.593           1.737         5,117,199
                                                            2003        1.266           1.593         5,608,556
                                                            2002        1.592           1.266         5,995,963
                                                            2001        1.588           1.592         6,935,446
                                                            2000        1.552           1.588         7,399,547
                                                            1999        1.494           1.552         7,710,739
                                                            1998        1.285           1.494         4,599,587
                                                            1997        1.000           1.285           352,550

Large Cap Portfolio (6/97)                                  2005        1.435           1.538        14,843,563
                                                            2004        1.366           1.435        17,524,614
                                                            2003        1.111           1.366        19,563,576
                                                            2002        1.459           1.111        21,047,983
                                                            2001        1.790           1.459        24,478,964
                                                            2000        2.123           1.790        22,306,844
                                                            1999        1.665           2.123        15,562,311
                                                            1998        1.245           1.665         6,662,550
                                                            1997        1.023           1.245           491,869
                                                            1996        1.000           1.023                 -

Mercury Large Cap Core Portfolio (5/98)                     2005        0.922           1.019         1,840,018
                                                            2004        0.807           0.922         2,270,996
                                                            2003        0.675           0.807         2,601,337
                                                            2002        0.915           0.675         2,775,596
                                                            2001        1.197           0.915         3,043,071
                                                            2000        1.285           1.197         2,244,673
                                                            1999        1.054           1.285         1,352,776
                                                            1998        1.000           1.054           149,981

MFS Emerging Growth Portfolio (4/97)                        2005        1.259           1.221                 -
                                                            2004        1.132           1.259        11,721,289
                                                            2003        0.889           1.132        13,007,533
                                                            2002        1.371           0.889        14,224,892
                                                            2001        2.179           1.371        17,469,577
                                                            2000        2.766           2.179        16,347,854
                                                            1999        1.587           2.766        11,222,748
                                                            1998        1.198           1.587         5,891,811

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                        BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                PORTFOLIO NAME                  YEAR       YEAR         END OF YEAR       END OF YEAR
---------------------------------------------   ----   -------------   -------------   --------------
MFS Emerging Growth Portfolio  (continued)      1997      1.004            1.198            528,553
                                                1996      1.000            1.004                  -

MFS Mid Cap Growth Portfolio (4/98)             2005      0.994            1.010         25,184,582
                                                2004      0.883            0.994         14,951,676
                                                2003      0.653            0.883         16,234,877
                                                2002      1.295            0.653         17,198,804
                                                2001      1.721            1.295         17,692,810
                                                2000      1.595            1.721         10,884,619
                                                1999      0.985            1.595          3,220,420
                                                1998      1.000            0.985            696,846

MFS Total Return Portfolio (5/97)               2005      1.765            1.792         34,709,362
                                                2004      1.606            1.765         40,255,596
                                                2003      1.397            1.606         42,355,172
                                                2002      1.496            1.397         42,905,992
                                                2001      1.517            1.496         38,437,801
                                                2000      1.319            1.517         29,382,873
                                                1999      1.303            1.319         27,173,225
                                                1998      1.183            1.303         16,380,184
                                                1997      1.000            1.183            962,287

MFS Value Portfolio (5/00)                      2005      1.065            1.118            109,207
                                                2004      0.952            1.065             50,550
                                                2003      0.855            0.952                  -
                                                2002      0.997            0.855                  -
                                                2001      1.027            0.997                  -
                                                2000      1.000            1.027                  -

Mondrian International Stock Portfolio (5/97)   2005      1.153            1.245         10,978,822
                                                2004      1.010            1.153         11,645,822
                                                2003      0.796            1.010         12,049,553
                                                2002      0.928            0.796         13,668,745
                                                2001      1.275            0.928         15,755,872
                                                2000      1.460            1.275         14,943,761
                                                1999      1.216            1.460         10,264,070
                                                1998      1.095            1.216          6,533,760
                                                1997      1.027            1.095            849,629
                                                1996      1.000            1.027                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Pioneer Fund Portfolio (5/03)                                         2005      1.333           1.394             19,513
                                                                      2004      1.217           1.333             10,101
                                                                      2003      1.000           1.217              5,429

Pioneer Strategic Income Portfolio (5/97)                             2005      1.439           1.472          1,738,443
                                                                      2004      1.316           1.439          1,902,975
                                                                      2003      1.116           1.316          2,160,723
                                                                      2002      1.069           1.116          2,458,578
                                                                      2001      1.040           1.069          3,562,219
                                                                      2000      1.059           1.040          3,631,654
                                                                      1999      1.062           1.059          3,396,677
                                                                      1998      1.070           1.062          1,955,397
                                                                      1997      1.007           1.070             51,659
                                                                      1996      1.000           1.007                  -

Strategic Equity Portfolio (6/97)                                     2005      1.403           1.412         16,374,889
                                                                      2004      1.291           1.403         19,972,191
                                                                      2003      0.988           1.291         22,746,591
                                                                      2002      1.508           0.988         25,280,072
                                                                      2001      1.765           1.508         31,918,323
                                                                      2000      2.189           1.765         32,922,575
                                                                      1999      1.679           2.189         25,024,627
                                                                      1998      1.319           1.679         13,211,206
                                                                      1997      1.037           1.319          1,062,634
                                                                      1996      1.000           1.037                  -

Travelers Quality Bond Portfolio (5/97)                               2005      1.409           1.412         23,917,150
                                                                      2004      1.383           1.409         30,744,474
                                                                      2003      1.311           1.383         36,575,985
                                                                      2002      1.257           1.311         38,055,248
                                                                      2001      1.190           1.257         30,037,629
                                                                      2000      1.128           1.190         16,565,402
                                                                      1999      1.131           1.128         13,396,194
                                                                      1998      1.057           1.131          9,328,606
                                                                      1997      1.001           1.057            378,758
                                                                      1996      1.000           1.001                  -

U.S. Government Securities Portfolio (5/04)                           2005      1.052           1.083            103,932
                                                                      2004      1.000           1.052             10,705

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005      0.997         1.006               89,719
                                                                      2004      0.999         0.997               63,236
                                                                      2003      1.000         0.999               13,710

   Social Awareness Stock Portfolio (5/04)                            2005      1.083         1.115                    -
                                                                      2004      1.000         1.083                3,000

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                       2005      1.215         1.247            7,096,647
                                                                      2004      1.049         1.215            6,571,850
                                                                      2003      0.814         1.049            6,680,549
                                                                      2002      1.024         0.814            6,548,811
                                                                      2001      1.069         1.024            3,476,351

   Enterprise Portfolio - Class II Shares (12/00)                     2005      0.688         0.731              547,127
                                                                      2004      0.672         0.688              697,334
                                                                      2003      0.542         0.672              732,809
                                                                      2002      0.781         0.542              592,083
                                                                      2001      0.997         0.781              522,639

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)                    2005      1.019         1.172           14,262,420
                                                                      2004      0.897         1.019           10,841,489
                                                                      2003      0.710         0.897           10,150,010
                                                                      2002      0.796         0.710            9,701,628
                                                                      2001      0.957         0.796            8,023,592
                                                                      2001      0.923         0.957                    -
                                                                      2000      1.000         0.923            3,113,370

   Dynamic Capital Appreciation Portfolio - Service Class 2 (12/00)   2005      0.755         0.899              423,091
                                                                      2004      0.756         0.755              456,631
                                                                      2003      0.614         0.756              409,247
                                                                      2002      0.673         0.614              240,022
                                                                      2001      1.000         0.673               12,128

   Mid Cap Portfolio - Service Class 2 (12/00)                        2005      1.486         1.729            8,136,691
                                                                      2004      1.209         1.486            7,053,117
                                                                      2003      0.887         1.209            6,373,888

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Mid Cap Portfolio - Service Class 2  (continued)                      2002      0.999          0.887          5,310,526
                                                                      2001      1.000          0.999          1,727,443


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Capital Appreciation Fund (4/97)                                   2005      1.483          1.717               -
                                                                      2004      1.267          1.483               -
                                                                      2003      1.000          1.267               -

   High Yield Bond Trust (5/04)                                       2005      1.065          1.057               -
                                                                      2004      1.000          1.065               -

   Managed Assets Trust (5/04)                                        2005      1.073          1.091               -
                                                                      2004      1.000          1.073               -

   Money Market Portfolio (7/97)                                      2005      0.978          0.985               -
                                                                      2004      0.988          0.978               -
                                                                      2003      1.000          0.988               -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (9/00)                     2005      1.309          1.354               -
                                                                      2004      1.263          1.309               -
                                                                      2003      1.000          1.263               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B (5/00)      2005      1.328          1.493               -
                                                                      2004      1.251          1.328               -
                                                                      2003      1.000          1.251               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                         2005      1.433          1.601               -
                                                                      2004      1.290          1.433               -
                                                                      2003      1.000          1.290               -

   Growth Fund - Class 2 Shares (5/03)                                2005      1.369          1.557               -
                                                                      2004      1.242          1.369               -
                                                                      2003      1.000          1.242               -

   Growth-Income Fund - Class 2 Shares (5/03)                         2005      1.348          1.397               -
                                                                      2004      1.247          1.348               -
                                                                      2003      1.000          1.247               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)              2005      1.766          2.213               -
                                                                      2004      1.444          1.766               -
                                                                      2003      1.000          1.444               -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/98)                   2005      1.758          1.845               -
                                                                      2004      1.366          1.758               -
                                                                      2003      1.000          1.366               -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/98)       2005      1.279          1.307               -
                                                                      2004      1.243          1.279               -
                                                                      2003      1.000          1.243               -

   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (5/98) 2005      1.471          1.524               -
                                                                      2004      1.349          1.471               -
                                                                      2003      1.000          1.349               -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)            2005      1.201          1.295               -
                                                                      2004      1.074          1.201               -
                                                                      2003      1.000          1.074               -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)          2005      1.199          1.293               -
                                                                      2004      1.067          1.199               -
                                                                      2003      1.000          1.067               -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)              2005      1.395          1.510               -
                                                                      2004      1.265          1.395               -
                                                                      2003      1.000          1.265               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Templeton Developing Markets Securities Fund - Class 2 Shares
    (5/03)                                                            2005      1.760         2.196                 -
                                                                      2004      1.441         1.760                 -
                                                                      2003      1.000         1.441                 -

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)          2005      1.146         1.237                 -
                                                                      2004      1.000         1.146                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)           2005      1.531         1.633                 -
                                                                      2004      1.348         1.531                 -
                                                                      2003      1.000         1.348                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/99)                    2005      1.397         1.426                 -
                                                                      2004      1.294         1.397                 -
                                                                      2003      1.000         1.294                 -

   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (5/02)                                                            2005      1.489         1.603            94,192
                                                                      2004      1.394         1.489             5,855
                                                                      2003      1.000         1.394                 -

   Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (5/02)                                                            2005      1.396         1.417                 -
                                                                      2004      1.316         1.396                 -
                                                                      2003      1.000         1.316                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                         2005      1.206         1.271            51,353
                                                                      2004      1.137         1.206            51,353
                                                                      2003      1.000         1.137            43,834

   Global Life Sciences Portfolio - Service Shares (5/00)             2005      1.415         1.556                 -
                                                                      2004      1.265         1.415                 -
                                                                      2003      1.000         1.265                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Global Technology Portfolio - Service Shares (5/00)                2005      1.447          1.580               -
                                                                      2004      1.469          1.447               -
                                                                      2003      1.000          1.469               -

   Worldwide Growth Portfolio - Service Shares (5/00)                 2005      1.315          1.359           7,534
                                                                      2004      1.284          1.315          10,045
                                                                      2003      1.000          1.284           1,781

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                       2005      1.496          1.523               -
                                                                      2004      1.330          1.496               -
                                                                      2003      1.000          1.330               -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                 2005      1.366          1.382               -
                                                                      2004      1.239          1.366               -
                                                                      2003      1.000          1.239               -

   Mid-Cap Value Portfolio (5/03)                                     2005      1.523          1.614               -
                                                                      2004      1.254          1.523               -
                                                                      2003      1.000          1.254               -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)            2005      1.069          1.107               -
                                                                      2004      1.000          1.069               -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)                2005      1.112          1.112               -
                                                                      2004      1.043          1.112               -
                                                                      2003      1.000          1.043               -

   Total Return Portfolio - Administrative Class (5/01)               2005      1.051          1.055               -
                                                                      2004      1.024          1.051               -
                                                                      2003      1.000          1.024               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)           2005      1.406          1.476                -
                                                                      2004      1.334          1.406                -
                                                                      2003      1.000          1.334                -

   Putnam VT International Equity Fund - Class IB Shares (5/01)       2005      1.514          1.663                -
                                                                      2004      1.331          1.514                -
                                                                      2003      1.000          1.331                -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)            2005      1.907          1.999                -
                                                                      2004      1.543          1.907                -
                                                                      2003      1.000          1.543                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                                     2005      1.488          1.516           13,148
                                                                      2004      1.403          1.488           14,234
                                                                      2003      1.000          1.403            8,114

   Investors Fund - Class I (6/98)                                    2005      1.451          1.514            1,784
                                                                      2004      1.342          1.451            1,784
                                                                      2003      1.000          1.342            1,784

   Large Cap Growth Fund - Class I (5/02)                             2005      1.412          1.455           27,736
                                                                      2004      1.435          1.412                -
                                                                      2003      1.000          1.435                -

   Small Cap Growth Fund - Class I (5/00)                             2005      1.748          1.796          236,011
                                                                      2004      1.551          1.748           90,167
                                                                      2003      1.000          1.551            1,475

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                          2005      1.356          1.444           13,099
                                                                      2004      1.300          1.356            7,698
                                                                      2003      1.000          1.300                -

   Convertible Securities Portfolio (5/98)                            2005      1.273          1.251                -
                                                                      2004      1.223          1.273                -
                                                                      2003      1.000          1.223                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Disciplined Mid Cap Stock Portfolio (6/97)                            2005      1.560          1.717                   -
                                                                      2004      1.368          1.560                   -
                                                                      2003      1.000          1.368                   -

Equity Income Portfolio (5/97)                                        2005      1.454          1.488             217,741
                                                                      2004      1.352          1.454              63,963
                                                                      2003      1.000          1.352              43,144

Federated High Yield Portfolio (5/97)                                 2005      1.284          1.289                   -
                                                                      2004      1.187          1.284                   -
                                                                      2003      1.000          1.187                   -

Federated Stock Portfolio (5/97)                                      2005      1.408          1.452                   -
                                                                      2004      1.301          1.408                   -
                                                                      2003      1.000          1.301                   -

Large Cap Portfolio (6/97)                                            2005      1.312          1.396              64,547
                                                                      2004      1.257          1.312              13,288
                                                                      2003      1.000          1.257               3,817

Mercury Large Cap Core Portfolio (5/98)                               2005      1.404          1.541                   -
                                                                      2004      1.237          1.404                   -
                                                                      2003      1.000          1.237                   -

MFS Emerging Growth Portfolio (4/97)                                  2005      1.416          1.372                   -
                                                                      2004      1.282          1.416                   -
                                                                      2003      1.000          1.282                   -

MFS Mid Cap Growth Portfolio (4/98)                                   2005      1.510          1.524                   -
                                                                      2004      1.351          1.510                   -
                                                                      2003      1.000          1.351                   -

MFS Total Return Portfolio (5/97)                                     2005      1.280          1.290             203,007
                                                                      2004      1.172          1.280              12,487
                                                                      2003      1.000          1.172                   -

MFS Value Portfolio (5/00)                                            2005      1.299          1.354                   -
                                                                      2004      1.166          1.299                   -
                                                                      2003      1.000          1.166                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
   Mondrian International Stock Portfolio (5/97)                      2005      1.496          1.604                 -
                                                                      2004      1.320          1.496                 -
                                                                      2003      1.000          1.320                 -

   Pioneer Fund Portfolio (5/03)                                      2005      1.318          1.368                 -
                                                                      2004      1.211          1.318                 -
                                                                      2003      1.000          1.211                 -

   Pioneer Strategic Income Portfolio (5/97)                          2005      1.256          1.275                 -
                                                                      2004      1.156          1.256                 -
                                                                      2003      1.000          1.156                 -

   Strategic Equity Portfolio (6/97)                                  2005      1.419          1.418                 -
                                                                      2004      1.315          1.419                 -
                                                                      2003      1.000          1.315                 -

   Travelers Quality Bond Portfolio (5/97)                            2005      1.056          1.051                 -
                                                                      2004      1.044          1.056                 -
                                                                      2003      1.000          1.044                 -

   U.S. Government Securities Portfolio (5/04)                        2005      1.048          1.070                 -
                                                                      2004      1.000          1.048                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005      0.988          0.990                 -
                                                                      2004      0.997          0.988                 -
                                                                      2003      1.000          0.997                 -

   Social Awareness Stock Portfolio (5/04)                            2005      1.078          1.102                 -
                                                                      2004      1.000          1.078                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                       2005      1.529          1.559           616,192
                                                                      2004      1.330          1.529           209,044
                                                                      2003      1.000          1.330            98,912

   Enterprise Portfolio - Class II Shares (12/00)                     2005      1.288          1.360            10,851
                                                                      2004      1.267          1.288            10,858
                                                                      2003      1.000          1.267            10,859

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------------------  ----  -------------  --------------   ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)                    2005      1.480         1.690            267,655
                                                                      2004      1.312         1.480             74,496
                                                                      2003      1.000         1.312             36,921

   Dynamic Capital Appreciation Portfolio - Service Class 2 (12/00)   2005      1.239         1.464                  -
                                                                      2004      1.249         1.239                  -
                                                                      2003      1.000         1.249                  -

   Mid Cap Portfolio - Service Class 2 (12/00)                        2005      1.723         1.991            262,176
                                                                      2004      1.411         1.723             89,382
                                                                      2003      1.000         1.411              6,462




                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, which is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005. The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.






AllianceBernstein Large - Cap Growth Portfolio - Class B is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract owners.






Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Global Life Sciences Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Worldwide Growth Portfolio - Service Shares is no longer available to new contract owners.



Van Kampen LIT Enterprise Portfolio Class II Shares is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION


              THE METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
          PORTFOLIO NAME                                                        YEAR      YEAR       END OF YEAR      END OF YEAR
--------------------------------------                                          ---- -------------  -------------  ---------------
    Capital Appreciation Fund (12/96)                                           2005         1.865          2.174       26,239,910

                                                                                2004         1.583          1.865       30,543,833

                                                                                2003         1.285          1.583       36,644,254

                                                                                2002         1.739          1.285       42,634,828

                                                                                2001         2.387          1.739       53,418,968

                                                                                2000         3.098          2.387       61,812,417

                                                                                1999         2.046          3.098       46,942,401

                                                                                1998         1.283          2.046       23,010,432

                                                                                1997         1.032          1.283        6,344,051

                                                                                1996         1.000          1.032           29,824

    High Yield Bond Trust (9/04)                                                2005         1.070          1.069          236,201

                                                                                2004         1.025          1.070           47,427

    Managed Assets Trust (5/04)                                                 2005         1.078          1.104           94,727

                                                                                2004         0.983          1.078           10,272

    Money Market Portfolio (2/97)                                               2005         1.175          1.192       14,747,554

                                                                                2004         1.179          1.175       17,581,926

                                                                                2003         1.187          1.179       25,972,691

                                                                                2002         1.187          1.187       50,704,937

                                                                                2001         1.160          1.187       58,256,805

                                                                                2000         1.107          1.160       34,878,359

                                                                                1999         1.070          1.107       37,736,754

                                                                                1998         1.033          1.070       16,762,447

                                                                                1997         1.000          1.033        5,369,177

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (4/01)                              2005         0.668          0.696        2,974,765

                                                                                2004         0.640          0.668        3,612,300

                                                                                2003         0.519          0.640        4,493,863

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                                                YEAR      YEAR       END OF YEAR      END OF YEAR
-----------------------------------------------------------------               ---- -------------  -------------  ---------------
    AIM V.I. Premier Equity Fund - Series I  (continued)                        2002         0.755          0.519        4,949,369

                                                                                2001         0.875          0.755        3,727,475

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (5/00)               2005         0.567          0.642        9,939,928

                                                                                2004         0.531          0.567       12,239,636

                                                                                2003         0.436          0.531       14,926,739

                                                                                2002         0.640          0.436       17,729,828

                                                                                2001         0.786          0.640       18,982,017

                                                                                2000         1.000          0.786       13,647,974

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (5/03)                                  2005         1.450          1.631          199,088

                                                                                2004         1.296          1.450          116,390

                                                                                2003         1.000          1.296           70,339

    Growth Fund - Class 2 Shares (5/03)                                         2005         1.385          1.587          586,456

                                                                                2004         1.248          1.385          220,980

                                                                                2003         1.000          1.248          131,179

    Growth-Income Fund - Class 2 Shares (5/03)                                  2005         1.364          1.423        3,918,939

                                                                                2004         1.253          1.364        3,490,980

                                                                                2003         1.000          1.253        1,545,620

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (5/98)                       2005         1.195          1.507        3,989,820

                                                                                2004         0.970          1.195        4,140,741

                                                                                2003         0.688          0.970        4,224,247

                                                                                2002         0.789          0.688        4,787,661

                                                                                2001         0.886          0.789        4,624,645

                                                                                2000         1.313          0.886        4,854,365

                                                                                1999         0.734          1.313        2,521,807

                                                                                1998         1.000          0.734          780,839

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (5/98)                            2005         2.123          2.244        3,700,875

                                                                                2004         1.639          2.123        4,313,846

                                                                                2003         1.240          1.639        4,738,305

                                                                                2002         1.203          1.240        4,376,831

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                        YEAR      YEAR       END OF YEAR      END OF YEAR
--------------------------------------------------------------------            ---- -------------  -------------  ---------------
    Delaware VIP REIT Series - Standard Class  (continued)                      2001         1.121          1.203        2,866,778

                                                                                2000         0.866          1.121        2,273,183

                                                                                1999         0.901          0.866        1,280,359

                                                                                1998         1.000          0.901          632,612

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (4/98)                2005         1.089          1.121        6,601,579

                                                                                2004         1.051          1.089        7,863,571

                                                                                2003         0.880          1.051        9,516,917

                                                                                2002         1.071          0.880       10,611,490

                                                                                2001         1.198          1.071       11,636,949

                                                                                2000         1.223          1.198       12,271,080

                                                                                1999         1.112          1.223       10,488,399

                                                                                1998         1.000          1.112        2,833,960

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (4/98)          2005         1.244          1.298       14,545,290

                                                                                2004         1.133          1.244       16,707,910

                                                                                2003         0.872          1.133       19,034,774

                                                                                2002         1.094          0.872       19,868,161

                                                                                2001         1.182          1.094       19,065,688

                                                                                2000         1.058          1.182       13,636,390

                                                                                1999         0.871          1.058        7,815,322

                                                                                1998         1.000          0.871        3,051,249

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)                     2005         1.210          1.315            3,762

                                                                                2004         1.074          1.210                -

                                                                                2003         1.000          1.074                -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)                   2005         1.208          1.312           15,728

                                                                                2004         1.068          1.208           13,614

                                                                                2003         1.000          1.068                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                          YEAR      YEAR       END OF YEAR      END OF YEAR
------------------------------------------------------------------------        ---- -------------  -------------  ---------------
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)                       2005         1.158          1.262          886,963

                                                                                2004         1.043          1.158          938,346

                                                                                2003         0.845          1.043          756,929

                                                                                2002         1.000          0.845          201,578

    Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)        2005         1.781          2.238          181,882

                                                                                2004         1.448          1.781           38,923

                                                                                2003         1.000          1.448            4,729

    Templeton Foreign Securities Fund - Class 2 Shares (9/04)                   2005         1.152          1.251          151,833

                                                                                2004         1.009          1.152            6,533

    Templeton Growth Securities Fund - Class 2 Shares (5/02)                    2005         1.180          1.267        2,335,769

                                                                                2004         1.032          1.180        1,920,592

                                                                                2003         0.792          1.032        1,284,964

                                                                                2002         1.000          0.792          508,837

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (5/99)                             2005         0.889          0.914       12,831,498

                                                                                2004         0.818          0.889       15,207,948

                                                                                2003         0.649          0.818       17,162,302

                                                                                2002         0.848          0.649       16,724,050

                                                                                2001         0.982          0.848       16,104,947

                                                                                2000         1.098          0.982       10,807,508

                                                                                1999         1.000          1.098        3,460,443

    Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (7/02)    2005         1.126          1.220          374,159

                                                                                2004         1.047          1.126          385,280

                                                                                2003         0.758          1.047          218,067

                                                                                2002         1.000          0.758           58,025

    Salomon Brothers Variable Growth & Income Fund - Class I Shares (7/02)      2005         1.098          1.122           92,799

                                                                                2004         1.027          1.098           93,171

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                                                YEAR      YEAR       END OF YEAR      END OF YEAR
-----------------------------------------------------------                     ---- -------------  -------------  ---------------
    Salomon Brothers Variable Growth & Income Fund -
        Class I Shares (continued)                                              2003         0.800          1.027           92,062

                                                                                2002         1.000          0.800           30,873

Janus Aspen Series
    Balanced Portfolio - Service Shares (5/00)                                  2005         1.004          1.066       12,042,861

                                                                                2004         0.941          1.004       13,862,916

                                                                                2003         0.839          0.941       15,303,712

                                                                                2002         0.911          0.839       15,615,585

                                                                                2001         0.972          0.911       12,635,819

                                                                                2000         1.000          0.972        5,246,201

    Global Life Sciences Portfolio - Service Shares (5/00)                      2005         0.907          1.004        1,704,134

                                                                                2004         0.805          0.907        2,091,607

                                                                                2003         0.647          0.805        2,239,125

                                                                                2002         0.931          0.647        2,609,664

                                                                                2001         1.135          0.931        3,200,999

                                                                                2000         1.000          1.135        2,447,663

    Global Technology Portfolio - Service Shares (5/00)                         2005         0.346          0.381        5,033,907

                                                                                2004         0.349          0.346        6,578,130

                                                                                2003         0.242          0.349        7,245,233

                                                                                2002         0.415          0.242        7,815,420

                                                                                2001         0.672          0.415        9,044,726

                                                                                2000         1.000          0.672        7,604,465

    Worldwide Growth Portfolio - Service Shares (5/00)                          2005         0.561          0.584       13,400,923

                                                                                2004         0.544          0.561       16,410,151

                                                                                2003         0.446          0.544       19,761,719

                                                                                2002         0.609          0.446       22,039,418

                                                                                2001         0.798          0.609       22,841,930

                                                                                2000         1.000          0.798       13,421,744

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (8/03)                                2005         1.513          1.552          126,990

                                                                                2004         1.336          1.513           33,706

                                                                                2003         1.000          1.336            3,334

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                      PORTFOLIO NAME                                            YEAR      YEAR       END OF YEAR      END OF YEAR
-----------------------------------------------------------                     ---- -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (6/03)                                          2005         1.382          1.408          256,452

                                                                                2004         1.244          1.382          206,147

                                                                                2003         1.000          1.244           26,228

    Mid-Cap Value Portfolio (6/03)                                              2005         1.541          1.644          450,874

                                                                                2004         1.260          1.541          219,692

                                                                                2003         1.000          1.260           50,353

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (7/04)                     2005         1.074          1.120           91,569

                                                                                2004         0.981          1.074           23,091

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)                         2005         1.125          1.133          698,584

                                                                                2004         1.048          1.125          588,626

                                                                                2003         1.000          1.048          303,900

    Total Return Portfolio - Administrative Class (5/01)                        2005         1.213          1.226       16,153,210

                                                                                2004         1.173          1.213       17,085,956

                                                                                2003         1.132          1.173       20,011,288

                                                                                2002         1.053          1.132       23,164,168

                                                                                2001         1.000          1.053        5,336,214

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (7/01)                    2005         0.773          0.817          308,563

                                                                                2004         0.728          0.773          376,752

                                                                                2003         0.560          0.728          449,770

                                                                                2002         0.806          0.560          392,679

                                                                                2001         1.000          0.806          154,441

    Putnam VT International Equity Fund - Class IB Shares (5/01)                2005         1.011          1.118        1,945,112

                                                                                2004         0.882          1.011        1,744,100

                                                                                2003         0.696          0.882        2,150,730

                                                                                2002         0.857          0.696        2,571,497

                                                                                2001         1.000          0.857          999,717

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                                              YEAR      YEAR       END OF YEAR      END OF YEAR
-----------------------------------------------------------                     ---- -------------  -------------  ---------------
    Putnam VT Small Cap Value Fund - Class IB Shares (6/01)                     2005         1.611          1.701        2,030,488

                                                                                2004         1.295          1.611        2,322,411

                                                                                2003         0.877          1.295        2,238,115

                                                                                2002         1.088          0.877        2,277,647

                                                                                2001         1.000          1.088          816,572

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (5/98)                                               2005         1.655          1.698       12,540,421

                                                                                2004         1.549          1.655       14,334,230

                                                                                2003         1.130          1.549       14,439,056

                                                                                2002         1.529          1.130       14,322,306

                                                                                2001         1.522          1.529       12,398,140

                                                                                2000         1.305          1.522        5,750,512

    Investors Fund - Class I (4/98)                                             2005         1.311          1.377       14,063,167

                                                                                2004         1.204          1.311       16,356,631

                                                                                2003         0.923          1.204       18,163,714

                                                                                2002         1.216          0.923       19,758,109

                                                                                2001         1.287          1.216       19,646,073

                                                                                2000         1.132          1.287       12,889,045

                                                                                1999         1.029          1.132        8,670,638

                                                                                1998         1.000          1.029        3,232,444

    Large Cap Growth Fund - Class I (7/02)                                      2005         1.130          1.173        1,045,080

                                                                                2004         1.140          1.130        1,300,287

                                                                                2003         0.800          1.140          531,134

                                                                                2002         1.000          0.800           37,706

    Small Cap Growth Fund - Class I (5/00)                                      2005         0.969          1.002        5,020,579

                                                                                2004         0.853          0.969        5,707,331

                                                                                2003         0.581          0.853        6,425,059

                                                                                2002         0.903          0.581        5,433,439

                                                                                2001         0.987          0.903        4,642,573

                                                                                2000         1.000          0.987        2,056,506

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (10/00)                                  2005         0.591          0.634        2,770,233

                                                                                2004         0.563          0.591        2,955,522

                                                                                2003         0.442          0.563        3,054,095

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                                              YEAR      YEAR       END OF YEAR      END OF YEAR
-----------------------------------------------                                 ---- -------------  -------------  ---------------
AIM Capital Appreciation Portfolio  (continued)                                 2002         0.588          0.442        2,972,707

                                                                                2001         1.000          0.588        2,101,669

Convertible Securities Portfolio (5/98)                                         2005         1.520          1.504        8,757,633

                                                                                2004         1.450          1.520       10,573,736

                                                                                2003         1.165          1.450       10,930,899

                                                                                2002         1.270          1.165       12,056,558

                                                                                2001         0.783          1.270       12,986,021

                                                                                2001         1.299          0.783                -

                                                                                2000         1.170          1.299        7,553,759

                                                                                1999         1.000          1.170        2,431,429

                                                                                1998         1.000          1.000          414,907

Disciplined Mid Cap Stock Portfolio (6/97)                                      2005         2.146          2.380        5,986,220

                                                                                2004         1.869          2.146        7,389,340

                                                                                2003         1.417          1.869        8,080,624

                                                                                2002         1.677          1.417        8,864,245

                                                                                2001         1.773          1.677        8,489,614

                                                                                2000         1.541          1.773        8,454,275

                                                                                1999         1.377          1.541        6,716,626

                                                                                1998         1.195          1.377        5,142,990

                                                                                1997         1.000          1.195        1,668,733

Equity Income Portfolio (12/96)                                                 2005         1.810          1.864       23,418,224

                                                                                2004         1.670          1.810       28,399,295

                                                                                2003         1.291          1.670       31,475,807

                                                                                2002         1.521          1.291       34,048,347

                                                                                2001         1.652          1.521       37,812,927

                                                                                2000         1.535          1.652       37,849,058

                                                                                1999         1.484          1.535       35,687,217

                                                                                1998         1.339          1.484       25,733,333

                                                                                1997         1.026          1.339        6,719,150

                                                                                1996         1.000          1.026           30,196

Federated High Yield Portfolio (1/97)                                           2005         1.464          1.480       11,404,495

                                                                                2004         1.345          1.464       14,387,685

                                                                                2003         1.114          1.345       17,386,355

                                                                                2002         1.089          1.114       17,457,622

                                                                                2001         1.084          1.089       18,647,220

                                                                                2000         1.196          1.084       19,736,049

                                                                                1999         1.177          1.196       22,260,856

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
              PORTFOLIO NAME                                                    YEAR      YEAR       END OF YEAR      END OF YEAR
---------------------------------------------                                   ---- -------------  -------------  ---------------
Federated High Yield Portfolio  (continued)                                     1998         1.140          1.177       18,811,555

                                                                                1997         1.000          1.140        4,566,993

Federated Stock Portfolio (1/97)                                                2005         1.737          1.804        6,419,270

                                                                                2004         1.593          1.737        8,023,109

                                                                                2003         1.266          1.593        9,198,349

                                                                                2002         1.592          1.266       10,775,970

                                                                                2001         1.588          1.592       12,221,263

                                                                                2000         1.552          1.588       13,157,332

                                                                                1999         1.494          1.552       14,406,177

                                                                                1998         1.285          1.494       11,892,034

                                                                                1997         1.000          1.285        3,816,999

Large Cap Portfolio (12/96)                                                     2005         1.435          1.538       16,715,712

                                                                                2004         1.366          1.435       20,122,965

                                                                                2003         1.111          1.366       23,324,386

                                                                                2002         1.459          1.111       27,044,542

                                                                                2001         1.790          1.459       31,933,410

                                                                                2000         2.123          1.790       34,231,282

                                                                                1999         1.665          2.123       28,051,763

                                                                                1998         1.245          1.665       15,040,703

                                                                                1997         1.023          1.245        4,815,858

                                                                                1996         1.000          1.023            7,800

Mercury Large Cap Core Portfolio (5/98)                                         2005         0.922          1.019        1,296,684

                                                                                2004         0.807          0.922        1,202,932

                                                                                2003         0.675          0.807        1,272,971

                                                                                2002         0.915          0.675        1,529,363

                                                                                2001         1.197          0.915        2,090,679

                                                                                2000         1.285          1.197        1,772,277

                                                                                1999         1.054          1.285          669,474

                                                                                1998         1.000          1.054          211,400

MFS Emerging Growth Portfolio (12/96)                                           2005         1.259          1.221                -

                                                                                2004         1.132          1.259       15,867,536

                                                                                2003         0.889          1.132       18,275,885

                                                                                2002         1.371          0.889       20,932,892

                                                                                2001         2.179          1.371       25,825,528

                                                                                2000         2.766          2.179       29,190,353

                                                                                1999         1.587          2.766       22,881,721

                                                                                1998         1.198          1.587       15,538,984

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                     UNIT VALUE AT                 NUMBER OF UNITS
                                                                                      BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
              PORTFOLIO NAME                                                    YEAR      YEAR       END OF YEAR      END OF YEAR
-------------------------------------------                                     ---- -------------  -------------  ---------------
MFS Emerging Growth Portfolio  (continued)                                      1997         1.004          1.198        4,218,974

                                                                                1996         1.000          1.004           31,886

MFS Mid Cap Growth Portfolio (4/98)                                             2005         0.994          1.010       27,403,205

                                                                                2004         0.883          0.994       12,380,637

                                                                                2003         0.653          0.883       14,200,226

                                                                                2002         1.295          0.653       14,799,098

                                                                                2001         1.721          1.295       16,854,809

                                                                                2000         1.595          1.721       14,558,647

                                                                                1999         0.985          1.595        4,760,902

                                                                                1998         1.000          0.985          965,761

MFS Total Return Portfolio (1/97)                                               2005         1.765          1.792       42,204,461

                                                                                2004         1.606          1.765       47,789,684

                                                                                2003         1.397          1.606       53,094,881

                                                                                2002         1.496          1.397       56,799,646

                                                                                2001         1.517          1.496       58,954,968

                                                                                2000         1.319          1.517       53,326,538

                                                                                1999         1.303          1.319       54,290,552

                                                                                1998         1.183          1.303       42,017,841

                                                                                1997         1.000          1.183        9,959,634

MFS Value Portfolio (7/00)                                                      2005         1.065          1.118          471,009

                                                                                2004         0.952          1.065           90,870

                                                                                2003         0.855          0.952                -

                                                                                2002         0.997          0.855              500

                                                                                2001         1.027          0.997              500

                                                                                2000         1.003          1.027                -

Mondrian International Stock Portfolio (12/96)                                  2005         1.153          1.245       17,891,801

                                                                                2004         1.010          1.153       20,542,498

                                                                                2003         0.796          1.010       22,629,357

                                                                                2002         0.928          0.796       26,640,453

                                                                                2001         1.275          0.928       31,145,128

                                                                                2000         1.460          1.275       30,394,514

                                                                                1999         1.216          1.460       25,226,349

                                                                                1998         1.095          1.216       17,270,810

                                                                                1997         1.027          1.095        5,694,288

                                                                                1996         1.000          1.027            5,702

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
Pioneer Fund Portfolio (8/03)                               2005        1.333           1.394               22,706
                                                            2004        1.217           1.333               21,888
                                                            2003        1.000           1.217               12,842

Pioneer Strategic Income Portfolio (12/96)                  2005        1.439           1.472            2,850,190
                                                            2004        1.316           1.439            3,363,166
                                                            2003        1.116           1.316            3,908,585
                                                            2002        1.069           1.116            4,569,590
                                                            2001        1.040           1.069            5,471,566
                                                            2000        1.059           1.040            5,247,966
                                                            1999        1.062           1.059            4,489,463
                                                            1998        1.070           1.062            3,797,291
                                                            1997        1.007           1.070            1,132,608
                                                            1996        1.000           1.007                3,300

Strategic Equity Portfolio (12/96)                          2005        1.403           1.412           24,707,241
                                                            2004        1.291           1.403           29,314,349
                                                            2003        0.988           1.291           34,083,675
                                                            2002        1.508           0.988           39,829,841
                                                            2001        1.765           1.508           49,964,273
                                                            2000        2.189           1.765           55,775,319
                                                            1999        1.679           2.189           47,167,905
                                                            1998        1.319           1.679           31,011,054
                                                            1997        1.037           1.319            8,259,362
                                                            1996        1.000           1.037                2,250

Travelers Quality Bond Portfolio (12/96)                    2005        1.409           1.412           20,273,723
                                                            2004        1.383           1.409           23,570,906
                                                            2003        1.311           1.383           28,033,537
                                                            2002        1.257           1.311           32,768,047
                                                            2001        1.190           1.257           35,205,769
                                                            2000        1.128           1.190           26,960,877
                                                            1999        1.131           1.128           26,069,226
                                                            1998        1.057           1.131           15,435,236
                                                            1997        1.001           1.057            3,137,736
                                                            1996        1.000           1.001               95,203

U.S. Government Securities Portfolio (4/05)                 2005        1.052           1.083              211,129

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                  2005        0.997           1.006              177,252
                                                            2004        0.999           0.997              204,843
                                                            2003        1.000           0.999              140,446

   Social Awareness Stock Portfolio (8/05)                  2005        1.083           1.115               81,296

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)             2005        1.215           1.247           13,425,577
                                                            2004        1.049           1.215           13,686,038
                                                            2003        0.814           1.049           13,579,574
                                                            2002        1.024           0.814           13,051,055
                                                            2001        1.069           1.024            8,766,086

   Enterprise Portfolio - Class II Shares (5/98)            2005        0.688           0.731            2,200,874
                                                            2004        0.672           0.688            2,353,680
                                                            2003        0.542           0.672            2,465,279
                                                            2002        0.781           0.542            2,652,351
                                                            2001        0.997           0.781            2,530,977

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)          2005        1.019           1.172           14,943,854
                                                            2004        0.897           1.019           13,917,723
                                                            2003        0.710           0.897           12,297,582
                                                            2002        0.796           0.710           10,767,860
                                                            2001        0.923           0.796            8,215,904
                                                            2000        1.000           0.923            3,718,600

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/01)                                           2005        0.755           0.899              258,978
                                                            2004        0.756           0.755              492,929
                                                            2003        0.614           0.756              784,129
                                                            2002        0.673           0.614            1,029,633
                                                            2001        0.957           0.673              101,442

   Mid Cap Portfolio - Service Class 2 (1/01)               2005        1.486           1.729            7,176,700
                                                            2004        1.209           1.486            6,512,470
                                                            2003        0.887           1.209            5,739,048
                                                            2002        0.999           0.887            4,832,433
                                                            2001        0.999           0.999            1,308,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
   Capital Appreciation Fund (12/96)                        2005        1.483           1.717               -
                                                            2004        1.267           1.483               -
                                                            2003        1.000           1.267               -

   High Yield Bond Trust (9/04)                             2005        1.065           1.057               -
                                                            2004        1.023           1.065               -

   Managed Assets Trust (5/04)                              2005        1.073           1.091               -
                                                            2004        0.982           1.073               -

   Money Market Portfolio (2/97)                            2005        0.978           0.985               -
                                                            2004        0.988           0.978               -
                                                            2003        1.000           0.988               -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (4/01)           2005        1.309           1.354               -
                                                            2004        1.263           1.309               -
                                                            2003        1.000           1.263               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (5/00)                                           2005        1.328           1.493               -
                                                            2004        1.251           1.328               -
                                                            2003        1.000           1.251               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)               2005        1.433           1.601               -
                                                            2004        1.290           1.433               -
                                                            2003        1.011           1.290               -

   Growth Fund - Class 2 Shares (5/03)                      2005        1.369           1.557               -
                                                            2004        1.242           1.369               -
                                                            2003        1.007           1.242               -

   Growth-Income Fund - Class 2 Shares (5/03)               2005        1.348           1.397               -
                                                            2004        1.247           1.348               -
                                                            2003        1.009           1.247               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)    2005        1.766           2.213                -
                                                            2004        1.444           1.766                -
                                                            2003        1.000           1.444                -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/98)         2005        1.758           1.845                -
                                                            2004        1.366           1.758                -
                                                            2003        1.000           1.366                -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (4/98)                                            2005        1.279           1.307                -
                                                            2004        1.243           1.279                -
                                                            2003        1.000           1.243                -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (4/98)                                            2005        1.471           1.524                -
                                                            2004        1.349           1.471                -
                                                            2003        1.000           1.349                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III
  (11/03)                                                   2005        1.281           1.295                -

   Mercury Value Opportunities V.I. Fund - Class III
   (11/03)                                                  2005        1.199           1.293                -
                                                            2004        1.065           1.199                -

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.395           1.510                -
                                                            2004        1.265           1.395                -
                                                            2003        1.000           1.265                -

   Templeton Developing Markets Securities Fund -
   Class 2 Shares (5/03)                                    2005        1.760           2.196                -
                                                            2004        1.441           1.760                -
                                                            2003        1.000           1.441                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (9/04)                                                   2005        1.146           1.237                 -
                                                            2004        1.006           1.146                 -

   Templeton Growth Securities Fund - Class 2 Shares
   (5/02)                                                   2005        1.531           1.633                 -
                                                            2004        1.348           1.531                 -
                                                            2003        1.000           1.348                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)          2005        1.397           1.426                 -
                                                            2004        1.294           1.397                 -
                                                            2003        1.000           1.294                 -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/02)                                    2005        1.489           1.603            44,873
                                                            2004        1.394           1.489                 -
                                                            2003        1.000           1.394                 -

   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (7/02)                                    2005        1.396           1.417                 -
                                                            2004        1.316           1.396                 -
                                                            2003        1.000           1.316                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)               2005        1.206           1.271           216,115
                                                            2004        1.137           1.206           216,240
                                                            2003        1.000           1.137           264,585

   Global Life Sciences Portfolio - Service Shares
   (5/00)                                                   2005        1.415           1.556                 -
                                                            2004        1.265           1.415                 -
                                                            2003        1.000           1.265                 -

   Global Technology Portfolio - Service Shares (5/00)      2005        1.447           1.580                 -
                                                            2004        1.469           1.447                 -
                                                            2003        1.000           1.469                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (5/00)       2005       1.315           1.359              77,910
                                                            2004       1.284           1.315             138,521
                                                            2003       1.000           1.284             143,521

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)             2005       1.496           1.523                   -
                                                            2004       1.330           1.496                   -
                                                            2003       1.131           1.330                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                       2005       1.366           1.382                   -
                                                            2004       1.239           1.366                   -
                                                            2003       1.093           1.239                   -

   Mid-Cap Value Portfolio (6/03)                           2005       1.523           1.614                   -
                                                            2004       1.254           1.523                   -
                                                            2003       1.101           1.254                   -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares
   (7/04)                                                   2005       1.069           1.107                   -
                                                            2004       0.980           1.069                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005       1.112           1.112                   -
                                                            2004       1.043           1.112                   -
                                                            2003       1.039           1.043                   -

   Total Return Portfolio - Administrative Class (5/01)     2005       1.051           1.055                   -
                                                            2004       1.024           1.051                   -
                                                            2003       1.000           1.024                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares
   (7/01)                                                   2005       1.406           1.476                   -
                                                            2004       1.334           1.406                   -
                                                            2003       1.000           1.334                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                            2005       1.514           1.663                   -
                                                            2004       1.331           1.514                   -
                                                            2003       1.000           1.331                   -

   Putnam VT Small Cap Value Fund - Class IB Shares
   (6/01)                                                   2005       1.907           1.999                   -
                                                            2004       1.543           1.907                   -
                                                            2003       1.000           1.543                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                            2005       1.488           1.516             325,182
                                                            2004       1.403           1.488             276,460
                                                            2003       1.000           1.403             139,676

   Investors Fund - Class I (4/98)                          2005       1.451           1.514             117,773
                                                            2004       1.342           1.451             148,518
                                                            2003       1.000           1.342              90,649

   Large Cap Growth Fund - Class I (7/02)                   2005       1.412           1.455              16,279
                                                            2004       1.435           1.412                   -
                                                            2003       1.000           1.435                   -

   Small Cap Growth Fund - Class I (5/00)                   2005       1.748           1.796             411,971
                                                            2004       1.551           1.748             374,589
                                                            2003       1.000           1.551             361,629

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)               2005       1.356           1.444                   -
                                                            2004       1.300           1.356                   -
                                                            2003       1.000           1.300                   -

   Convertible Securities Portfolio (5/98)                  2005       1.273           1.251                   -
                                                            2004       1.223           1.273                   -
                                                            2003       1.000           1.223                   -

   Disciplined Mid Cap Stock Portfolio (6/97)               2005       1.560           1.717                   -
                                                            2004       1.368           1.560                   -
                                                            2003       1.000           1.368                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
Equity Income Portfolio (12/96)                             2005        1.454           1.488            438,930
                                                            2004        1.352           1.454            404,333
                                                            2003        1.000           1.352            341,627

Federated High Yield Portfolio (1/97)                       2005        1.284           1.289                  -
                                                            2004        1.187           1.284                  -
                                                            2003        1.000           1.187                  -

Federated Stock Portfolio (1/97)                            2005        1.408           1.452                  -
                                                            2004        1.301           1.408                  -
                                                            2003        1.000           1.301                  -

Large Cap Portfolio (12/96)                                 2005        1.312           1.396            278,072
                                                            2004        1.257           1.312            204,152
                                                            2003        1.000           1.257            188,176

Mercury Large Cap Core Portfolio (5/98)                     2005        1.404           1.541                  -
                                                            2004        1.237           1.404                  -
                                                            2003        1.000           1.237                  -

MFS Emerging Growth Portfolio (12/96)                       2005        1.416           1.372                  -
                                                            2004        1.282           1.416                  -
                                                            2003        1.000           1.282                  -

MFS Mid Cap Growth Portfolio (4/98)                         2005        1.510           1.524                  -
                                                            2004        1.351           1.510                  -
                                                            2003        1.000           1.351                  -

MFS Total Return Portfolio (1/97)                           2005        1.280           1.290            176,103
                                                            2004        1.172           1.280              7,397
                                                            2003        1.000           1.172                  -

MFS Value Portfolio (7/00)                                  2005        1.299           1.354                  -
                                                            2004        1.166           1.299                  -
                                                            2003        1.000           1.166                  -

Mondrian International Stock Portfolio (12/96)              2005        1.496           1.604                  -
                                                            2004        1.320           1.496                  -
                                                            2003        1.000           1.320                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
   Pioneer Fund Portfolio (8/03)                            2005        1.318           1.368                   -
                                                            2004        1.211           1.318                   -
                                                            2003        1.059           1.211                   -

   Pioneer Strategic Income Portfolio (12/96)               2005        1.256           1.275                   -
                                                            2004        1.156           1.256                   -
                                                            2003        1.000           1.156                   -

   Strategic Equity Portfolio (12/96)                       2005        1.419           1.418                   -
                                                            2004        1.315           1.419                   -
                                                            2003        1.000           1.315                   -

   Travelers Quality Bond Portfolio (12/96)                 2005        1.056           1.051                   -
                                                            2004        1.044           1.056                   -
                                                            2003        1.000           1.044                   -

   U.S. Government Securities Portfolio (4/05)              2005        1.059           1.070                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                  2005        0.988           0.990                   -
                                                            2004        0.997           0.988                   -
                                                            2003        0.997           0.997                   -

   Social Awareness Stock Portfolio (8/05)                  2005        1.104           1.102                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)             2005        1.529           1.559           2,176,018
                                                            2004        1.330           1.529           1,802,010
                                                            2003        1.000           1.330           1,277,170

   Enterprise Portfolio - Class II Shares (5/98)            2005        1.288           1.360             168,468
                                                            2004        1.267           1.288             178,575
                                                            2003        1.000           1.267             176,857

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)         2005        1.480           1.690           1,231,144
                                                            2004        1.312           1.480             948,829
                                                            2003        1.000           1.312             735,053

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----   -------------   -------------     ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(6/01)                                                      2005       1.239           1.464                  -
                                                            2004       1.249           1.239                  -
                                                            2003       1.000           1.249                  -

Mid Cap Portfolio - Service Class 2 (1/01)                  2005       1.723           1.991            479,564
                                                            2004       1.411           1.723            389,025
                                                            2003       1.000           1.411            254,232



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.






On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was the American Funds Insurance Series: Growth - Income Fund
- Class 2 Shares and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic
Income Portfolio and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness
Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.






AllianceBernstein Large - Cap Growth Portfolio - Class B is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract owners.






Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Global Life Sciences Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Worldwide Growth Portfolio - Service Shares is no longer available to new contract owners.



Van Kampen LIT Enterprise Portfolio Class II Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-06-07-10-11 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-06-07-10-11.


Name:    __________________________________________________________

Address: __________________________________________________________

         __________________________________________________________


Check Box:



[ ] MIC-Book-06-07-10-11



[ ] MLAC-Book-06-07-10-11

Book 06                                                              May 1, 2006

                 PORTFOLIO ARCHITECT SELECT ANNUITY PROSPECTUS:

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT SELECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, repectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



AIM VARIABLE INSURANCE FUNDS - SERIES I+
   AIM V.I. Core Equity Fund+
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund Appreciation Portfolio
   Dreyfus Variable Investment Fund Developing Leaders Portfolio

JANUS ASPEN SERIES - SERVICE SHARES
   Global Life Sciences Portfolio
   Global Technology Portfolio
   Worldwide Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - Class I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - CLASS A+
   Federated High Yield Portfolio - CLASS A+
   Harris Oakmark International Portfolio - CLASS A+
   Janus Capital Appreciation Portfolio - CLASS A+
   Lord Abbett Bond Debenture Portfolio+
   Lord Abbett Growth and Income Portfolio - CLASS B+
   Met/AIM Capital Appreciation Portfolio - CLASS A+
   Neuberger Berman Real Estate Portfolio - CLASS A+

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS Total Return Portfolio - Class F+
   T. Rowe Price Large Cap Growth Portfolio - Class B+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Total Return Portfolio
PUTNAM VARIABLE TRUST (Class IB)

   Putnam VT International Equity Fund+
VAN KAMPEN LIFE INVESTMENT TRUST - Class II
   Comstock Portfolio

   Emerging Growth Portfolio
VARIABLE INSURANCE PRODUCTS FUND - SERVICE Class II
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio



+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract is not offered to new purchasers. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary................................................    3
Summary.................................................    5
Fee Table...............................................    8
Condensed Financial Information.........................   13
The Annuity Contract....................................   13
   Contract Owner Inquiries.............................   14
   Purchase Payments....................................   14
   Accumulation Units...................................   15
   The Variable Funding Options.........................   15
Fixed Account...........................................   19
Charges and Deductions..................................   19
   General..............................................   19
   Withdrawal Charge....................................   20
   Free Withdrawal Allowance............................   21
   Administrative Charges...............................   21
   Mortality and Expense Risk Charge....................   21
   Variable Liquidity Benefit Charge....................   21
   Enhanced Stepped-Up Provision Charge.................   21
   Variable Funding Option Expenses.....................   22
   Premium Tax..........................................   22
   Changes in Taxes Based upon
     Premium or Value...................................   22
Transfers...............................................   22
   Market Timing/Excessive Trading......................   22
   Dollar Cost Averaging................................   23
Access to Your Money....................................   24
   Systematic Withdrawals...............................   25
   Loans................................................   25
Ownership Provisions....................................   25
   Types of Ownership...................................   25
   Contract Owner.......................................   25
   Beneficiary..........................................   25
   Annuitant............................................   26
Death Benefit...........................................   26
   Death Proceeds before the Maturity Date..............   26
   Enhanced Stepped-Up Provision........................   27

   Payment of Proceeds..................................   28

   Spousal Contract Continuance.........................   29
   Beneficiary Contract Continuance.....................   30

   Planned Death Benefit................................   30
   Death Proceeds after the Maturity Date...............   31
The Annuity Period......................................   31
   Maturity Date........................................   31
   Allocation of Annuity................................   31
   Variable Annuity.....................................   31
   Fixed Annuity........................................   32

Payment Options........................................... 32
   Election of Options.................................... 32
   Annuity Options........................................ 32
   Income Options.......................................   33
  Variable Liquidity Benefit............................   33
Miscellaneous Contract Provisions.......................   33
   Right to Return......................................   33
   Termination..........................................   34
   Required Reports.....................................   34
   Suspension of Payments...............................   34
The Separate Accounts...................................   34
   Performance Information..............................   35
Federal Tax Considerations..............................   35
   General Taxation of Annuities........................   35
   Types of Contracts: Qualified and Non-qualified......   36
   Qualified Annuity Contracts..........................   36
     Taxation of Qualified Annuity Contracts............   36
     Mandatory Distributions for Qualified Plans........   36
   Non-qualified Annuity Contracts......................   37
     Diversification Requirements for Variable
       Annuities........................................   37
     Ownership of the Investments.......................   37
     Taxation of Death Benefit Proceeds.................   38
   Other Tax Considerations.............................   38
     Treatment of Charges for Optional
       Benefits.............                               38
     Penalty Tax for Premature Distributions............   38
     Puerto Rico Tax Considerations.....................   38
     Non-Resident Aliens................................   38
Other Information.......................................   39
   The Insurance Companies..............................   39
   Financial Statements.................................   39
   Distribution of Variable Annuity Contracts...........   39
   Conformity with State and Federal Laws...............   41
   Voting Rights........................................   41
   Restrictions on Financial Transactions...............   41
   Legal Proceedings....................................   41
Appendix A: Condensed Financial Information for MetLife
of CT Fund ABD for Variable Annuities                     A-1
Appendix B: Condensed Financial Information for MetLife
of CT Fund ABD II for Variable Annuities                  B-1
Appendix C: The Fixed Account...........................  C-1
Appendix D: Contents of the Statement of Additional
Information                                               D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       PORTFOLIO ARCHITECT SELECT ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.



Contracts issued in your state provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is not offered to new purchasers.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine if you may purchase this product and which optional features are available to you. See The Annuity Contract section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange". Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years. If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the "Death Benefit" section in the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................................   6%(1)

      (as a percentage of the Purchase Payments withdrawn)

VARIABLE LIQUIDITY BENEFIT CHARGE...................................   6%(2)

      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE................................   $30(3)

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P. an optional feature. Below is a summary of all the maximum charges that may apply, depending on the feature you select:



Mortality and Expense Risk Charge...........................................................    1.25%*
Administrative Expense Charge...............................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....................    1.40%
Optional E.S.P. Charge......................................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P SELECTED...................................    1.60%



------------
*We are waiving an amount equal to the underlying fund expenses that is in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio.


(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
    ---------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN     WITHDRAWAL CHARGE
------------------------   -------------     -----------------
        0 years               2 years                6%
        2 years               4 years                5%
        4 years               5 years                4%
        5 years               6 years                3%
        6 years               7 years                2%
       7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
   ------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
------------------------   -------------      -----------------
        0 years               2 years                6%
        2 years               4 years                5%
        4 years               5 years                4%
        5 years               6 years                3%
        6 years               7 years                2%
       7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                  MINIMUM           MAXIMUM
                                                                  -------           -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees, and
other expenses.)...........................................         0.42%             1.69%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                                         CONTRACTUAL
                                              DISTRIBUTION                   TOTAL       FEE WAIVER        NET TOTAL
                                                 AND/OR                     ANNUAL         AND/OR           ANNUAL
                              MANAGEMENT     SERVICE(12b-1)    OTHER       OPERATING       EXPENSE        OPERATING
UNDERLYING FUND:                 FEE              FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
----------------                 ---              ----        --------      --------     -------------    ----------
AIM VARIABLE INSURANCE
FUNDS
   AIM V.I. Core Equity
     Fund - Series I            0.60%               --          0.27%        0.87%             --            0.87%(1)
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+                 1.25%               --          0.44%        1.69%             --            1.69%
DREYFUS VARIABLE
   INVESTMENT FUND
   Dreyfus Variable
     Investment Fund
     Appreciation
     Portfolio - Initial
     Shares                     0.75%               --          0.05%        0.80%             --            0.80%
   Dreyfus Variable             0.75%               --          0.06%        0.81%             --            0.81%

     Investment Fund
     Developing Leaders
     Portfolio - Initial
     Shares
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio - Service
     Shares*                    0.64%             0.25%         0.31%        1.20%             --            1.20%
   Global Technology
     Portfolio - Service
     Shares*                    0.64%             0.25%         0.09%        0.98%             --            0.98%
   Worldwide Growth
     Portfolio - Service
     Shares*                    0.60%             0.25%         0.01%        0.86%             --            0.86%(2)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I        0.75%               --          0.07%        0.82%             --            0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I        0.65%               --          0.06%        0.71%             --            0.71%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable
     Appreciation
     Portfolio                  0.70%               --          0.02%        0.72%             --            0.72%
   Legg Mason Partners
     Variable
     Diversified
     Strategic Income
     Portfolio+                 0.65%               --          0.12%        0.77%             --            0.77%
   Legg Mason Partners
     Variable Equity
     Index Portfolio -
     Class II*                  0.31%             0.25%         0.03%        0.59%             --            0.59%
   Legg Mason Partners          0.75%               --          0.03%        0.78%             --            0.78%



     Variable
     Fundamental Value
     Portfolio
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++         0.75%               --          0.02%        0.77%             --            0.77%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++         0.75%               --          0.04%        0.79%             --            0.79%(3)
MET INVESTORS SERIES
   TRUST
   Batterymarch Mid-Cap
     Stock Portfolio -
     Class A                    0.70%               --          0.10%        0.80%             --            0.80%(9)
   Federated High Yield
     Portfolio - Class A        0.60%               --          0.21%        0.81%             --            0.81%(9)
   Harris Oakmark
     International
     Portfolio - Class A        0.82%               --          0.13%        0.95%             --            0.95%
   Janus Capital
     Appreciation
     Portfolio - Class A        0.65%               --          0.09%        0.74%             --            0.74%(9)
   Lord Abbett Bond
     Debenture Portfolio
     - Class A                  0.51%               --          0.05%        0.56%             --            0.56%
   Lord Abbett Growth
     and Income - Class B*
     Portfolio - Class A        0.50%            0.25%          0.04%        0.79%             --            0.79%(10)
   Met/AIM Capital
     Appreciation
     Portfolio - Class A        0.76%               --          0.05%        0.81%             --            0.81%(9)
   Neuberger Berman Real
     Estate Portfolio -
     Class A                    0.67%               --          0.03%        0.70%             --            0.70%
METROPOLITAN SERIES
   FUND, INC.

   BlackRock Aggressive
     Growth Portfolio -
     Class D*                   0.73%             0.10%         0.06%        0.89%             --            0.89%
   BlackRock Bond Income
     Portfolio - Class A        0.40%               --          0.07%        0.47%             --            0.47%(4)
   BlackRock Money
     Market Portfolio -
     Class A                    0.35%               --          0.07%        0.42%           0.01%           0.41%(5)
   FI Large Cap
     Portfolio - Class A        0.80%               --          0.06%        0.86%             --            0.86%(6)
   FI Value Leaders
     Portfolio - Class D*       0.66%             0.10%         0.07%        0.83%             --            0.83%
   MFS Total Return
     Portfolio - Class
     F*                         0.57%             0.20%         0.16%        0.93%             --            0.93%(7)
   T. Rowe Price Large
     Cap Growth
     Portfolio - Class B*       0.60%             0.25%         0.12%        0.97%             --            0.97%(8)
PIMCO VARIABLE INSURANCE
   TRUST
   Total Return
     Portfolio -
     Administrative
     Class*                     0.25%                           0.40%        0.65%             --            0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund - Class
     IB*+                       0.70%             0.25%         0.47%        1.42%             --            1.42%
   Putnam VT
     International
     Equity Fund - Class
     IB*                        0.75%             0.25%         0.18%        1.18%             --            1.18%
VAN KAMPEN LIFE
   INVESTMENT TRUST
   Comstock Portfolio
     Class II*                  0.56%             0.25%         0.03%        0.84%             --            0.84%
   Emerging Growth
     Portfolio Class II*        0.70%             0.25%         0.07%        1.02%             --            1.02%
VARIABLE INSURANCE
   PRODUCTS FUND

VIP Contrafund(R)
  Portfolio - Service
  Class 2*                      0.57%             0.25%         0.09%        0.91%             --            0.91%
VIP Mid Cap Portfolio
  - Service Class 2*            0.57%             0.25%         0.12%        0.94%             --            0.94%



--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements. + Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(3) The management fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(4) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(5) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(6) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(7) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(9) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.



(10) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses and that you have elected the E.S.P, optional death benefit. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.



                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                                  --------------------           --------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS  5 YEARS   10 YEARS    1 YEAR    3 YEARS  5 YEARS   10 YEARS
--------------                            ------   -------  -------   --------    ------    -------  -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses+............     $936     $1,524   $2,134    $3,607      $336      $1,024   $1,734     $3,607
Underlying Fund with Minimum Total
Annual Operating Expenses.............     $809     $1,147   $1,509    $2,385      $209      $  647   $1,109     $2,385


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect Select Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


This Contract is no longer available to new purchasers.


The ages of the owner and Annuitant determine if you can purchase this Contract and which optional features are available to you.

                                                   MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                              ANNUITANT ON THE CONTRACT DATE
------------------------------                              ------------------------------
Standard Death Benefit                                                     Age 85
Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
------                                                   ---------                            ------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series     Seeks growth of capital.                    A I M Advisors, Inc.
     I
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Markets Portfolio+                                                               Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund       Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio - Initial     consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital, with growth of current income
                                          as a secondary objective.
   Dreyfus Variable Investment Fund       Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares
JANUS ASPEN SERIES
   Global Life Sciences Portfolio -       Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares
   Global Technology Portfolio -          Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio -           Seeks long-term growth of capital in a      Janus Capital Management LLC
     Service Shares                       manner consistent with the preservation
                                          of capital.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management
     Cap Portfolio - Class I                                                          Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital,          Salomon Brothers Asset Management
     Investors Portfolio - Class I        secondarily seeks current income.           Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable           Seeks high current income.                  Smith Barney Fund Management LLC
     Diversified Strategic Income                                                     Subadviser: Citigroup Asset
     Portfolio*                                                                       Management Ltd.
   Legg Mason Partners Variable           Seeks investment results that, before       TIMCO Asset Management Inc.
     Equity Index Portfolio - Class II    expenses, correspond to the price and
   Legg Mason Partners Variable           yield performance of the S&P 500 Index.     Smith Barney Fund Management LLC
     Fundamental Value Portfolio          Seeks long-term capital growth.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable                                                       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    MetLife Advisers, LLC Subadviser:
     Portfolio - Class A                                                              Batterymarch Financial Management,
                                                                                      Inc.
   Federated High Yield Portfolio -       Seeks high current income.                  Met Investors Advisory LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio - Class A                  opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.

   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio - Class B                  income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio - Class A                  investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC Subadviser:
     Portfolio - Class D                                                              BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC Subadviser:
     Class A                              primarily from investing in                 BlackRock Advisors, Inc.
                                          fixed-income securities.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC Subadviser:
     Class A                              consistent with preservation of capital.    BlackRock Advisors, Inc.
   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          Met Investors Advisory LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio -           Seeks long-term growth of capital.          Met Investors Advisory LLC
     Class D                                                                          Subadviser: Fidelity Management &
                                                                                      Research Company
   MFS Total Return Portfolio -           Seeks a favorable total return through      MetLife Advisers, LLC Subadviser:
     Class F                              investment in a diversified portfolio.      Massachusetts Financial Services
                                                                                      Company
   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC Subadviser:
    Portfolio - Class B                   secondarily, dividend income.               T. Rowe Price Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -      Seeks long-term growth of capital.          Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB
VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio Class II            Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Emerging Growth Portfolio Class II     Seeks capital appreciation.                 Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company
 +     Closed to new investors.
 *     This closed Variable Funding Option has been subject to a merger, substitution or a name change. Please see below for more information.


ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                   FORMER NAME                                                        NEW NAME
                   -----------                                                        --------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                            Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                            Legg Mason Partners Variable Diversified Strategic
                                                                     Income Portfolio
   Equity Index Portfolio                                            Legg Mason Partners Variable Equity Index Portfolio Class II
   Fundamental Value Portfolio                                       Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund Class I                                              Legg Mason Partners Variable All Cap Portfolio Class I
   Investors Fund Class I                                            Legg Mason Partners Variable Investors Portfolio Class I
THE TRAVELERS SERIES FUND, INC.                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Smith Barney Aggressive Growth Portfolio                          Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney Large Capitalization Growth Portfolio                Legg Mason Partners Variable Large Cap Growth
                                                                     Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



       FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
       ----------------------                                             -------------------
                                                                   MET INVESTORS SERIES TRUST
    Capital Appreciation Fund                                        Janus Capital Appreciation Portfolio
                                                                   METROPOLITAN SERIES FUND, INC.
    Money Market Portfolio                                            Black Rock Money Market Portfolio
AIM VARIABLE INSURANCE FUND                                        AIM VARIABLE INSURANCE FUND
    AIM VI Premier Equity Fund                                       AIM V.I. Core Equity Fund - Series I
THE TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
    AIM Capital Appreciation Portfolio                                Met/AIM Capital Appreciation Portfolio
    Convertible Securities Portfolio                                  Lord Abbett Bond Debenture Portfolio
    Disciplined Mid Cap Stock                                         Batterymarch Mid-Cap Stock Portfolio
    Federated High Yield Portfolio                                    Federated High Yield Portfolio
    Federated Stock Portfolio                                         Lord Abbett Growth and Income Portfolio
    Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
THE TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
    Equity Income Portfolio                                           FI Value Leaders Portfolio
    Large Cap Portfolio                                               FI Large Cap Portfolio
    MFS Mid Cap Growth Portfolio                                      BlackRock Aggressive Growth Portfolio
    MFS Total Return Portfolio                                        MFS Total Return Portfolio
    Strategic Equity Portfolio                                        FI Large Cap Portfolio
    Travelers Quality Bond Portfolio                                  BlackRock Bond Income Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



             FORMER UNDERLYING FUND                                            NEW UNDERLYING FUND
             ----------------------                                            -------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.               METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth                                T. Rowe Price Large Cap Growth Portfolio Class B
Portfolio
DELAWARE VIP TRUST                                                 MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                           Neuberger Berman Real Estate Portfolio Class A
JANUS ASPEN SERIES                                                 METROPOLITAN SERIES FUND, INC.
    Balanced Portfolio                                                MFS Total Return Portfolio Class F

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------       WITHDRAWAL
GREATER THAN OR EQUAL TO     BUT LESS THAN         CHARGE
------------------------     -------------         ------
        0 years                 2 years                 6%
        2 years                 4 years                 5%
        4 years                 5 years                 4%
        5 years                 6 years                 3%
        6 years                 7 years                 2%
        7+ years                                        0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      -     if an income option of at least five year's duration is begun

      - due to a minimum distribution under our minimum distribution rules then in effect

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and equal 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------          WITHDRAWAL
GREATER THAN OR EQUAL TO     BUT LESS THAN            CHARGE
------------------------     -------------            ------
        0 years                 2 years                 6%
        2 years                 4 years                 5%
        4 years                 5 years                 4%
        5 years                 6 years                 3%
        6 years                 7 years                 2%
        7+ years                                        0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Credit Suisse Emerging Markets Portfolio, Dreyfus VIF Developing Leaders Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Janus Aspen Series Global Technology Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Putnam VT International Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Federated High Yield Portfolio and Harris Oakmark International Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant and

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1) the Contract Value on the Death Report Date

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

      (3) the step-up value (if any, as described below)

STEP-UP VALUE. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.


PARTIAL SURRENDER REDUCTIONS. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.


For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new step-up value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new step-up value would be $50,000-$16,666, or $33,334.


IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

      (1) the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,    THE COMPANY WILL                                                 PAYOUT RULES
    UPON THE DEATH OF THE      PAY THE PROCEEDS TO:     UNLESS. . .                                APPLY*
----------------------------   --------------------     --------------------------------        ------------
OWNER (WHO IS NOT THE          The beneficiary          Unless the beneficiary elects to        Yes
ANNUITANT) (WITH NO JOINT      (ies), or if none,       continue the Contract rather
OWNER)                         to the Contract          than receive the distribution.
                               Owner's estate.

OWNER (WHO IS THE ANNUITANT)   The beneficiary          Unless, the beneficiary elects          Yes
(WITH NO JOINT OWNER)          (ies), or if none,       to continue the Contract rather
                               to the Contract          than receive the distribution.
                               Owner's estate.

NON-SPOUSAL JOINT OWNER (WHO   The surviving joint                                              Yes
IS NOT THE ANNUITANT)          owner.

NON-SPOUSAL JOINT OWNER (WHO   The                      Unless the beneficiary elects to        Yes
IS THE ANNUITANT)              beneficiary(ies), or     continue the Contract rather
                               if none, to the          than receive the distribution.
                               surviving joint
                               owner.

SPOUSAL JOINT OWNER (WHO IS    The surviving joint      Unless the spouse elects to             Yes
NOT THE ANNUITANT)             owner.                   continue the Contract.

SPOUSAL JOINT OWNER (WHO IS    The beneficiary          Unless the spouse elects to             Yes
THE ANNUITANT)                 (ies) or, if none,       continue the Contract.
                               to the surviving
                               joint owner.             A spouse who is not the
                                                        beneficiary may decline to
                                                        continue the Contract and
                                                        instruct the Company to pay the
                                                        beneficiary who may elect to
                                                        continue the Contract.

ANNUITANT (WHO IS NOT THE      The beneficiary          Unless the beneficiary elects to        Yes
CONTRACT OWNER)                (ies), or if none,       continue the Contract rather than
                               to the Contract          receive the distribution.
                               Owner.  If the
                               Contract Owner is        But, if there is a Contingent
                               not living, then to      Annuitant, then the Contingent
                               the surviving joint      Annuitant becomes the Annuitant
                               owner.  If none,         and the contract continues in
                               then to the Contract     effect (generally using the
                               Owner's estate.          original Maturity Date). The
                                                        proceeds will then be paid upon
                                                        the death of the Contingent
                                                        Annuitant or owner.

                                                                                                    MANDATORY
  BEFORE THE MATURITY DATE,    THE COMPANY WILL                                                   PAYOUT RULES
    UPON THE DEATH OF THE      PAY THE PROCEEDS TO:     UNLESS. . .                                  APPLY*
----------------------------   --------------------     --------------------------------        ----------------
ANNUITANT (WHO IS THE          See death of "owner                                              Yes
CONTRACT OWNER)                who is the
                               Annuitant" above.

ANNUITANT (WHERE OWNER IS A    The beneficiary                                                  Yes (Death of
NONNATURAL ENTITY/TRUST)       (ies) or if none, to                                             Annuitant is
                               the owner.                                                       treated as death
                                                                                                of the owner in
                                                                                                these
                                                                                                circumstances.)

BENEFICIARY                    No death proceeds                                                N/A
                               are payable;
                               Contract continues.

CONTINGENT BENEFICIARY         No death proceeds                                                N/A
                               are payable;
                               Contract continues.

                               QUALIFIED CONTRACTS

  BEFORE THE MATURITY DATE,      THE COMPANY WILL                                               MANDATORY PAYOUT
    UPON THE DEATH OF THE      PAY THE PROCEEDS TO:     UNLESS. . .                             RULES APPLY*
---------------------------    --------------------     ---------------------------------       ----------------
OWNER/ANNUITANT                The beneficiary          Unless the beneficiary elects to         Yes
                               (ies), or if none,       continue the Contract rather than
                               to the Contract          receive a distribution.
                               Owner's estate.

BENEFICIARY                    No death proceeds                                                 N/A
                               are payable;
                               Contract continues.

CONTINGENT BENEFICIARY         No death proceeds                                                 N/A
                               are payable;
                               Contract continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as the planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

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At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

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

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

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

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


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



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAs



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the

Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.






FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and
Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and MLIDLLC to offer the Contracts. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR         YEAR        END OF YEAR       END OF YEAR
-------------------------------------------------              ----    -------------   -------------    ---------------
   Capital Appreciation Fund (4/97)                            2005        1.865           2.174           20,519,771
                                                               2004        1.583           1.865           23,444,034
                                                               2003        1.285           1.583           26,729,382
                                                               2002        1.739           1.285           30,618,827
                                                               2001        2.387           1.739           37,797,218
                                                               2000        3.098           2.387           37,804,248
                                                               1999        2.046           3.098           25,971,911
                                                               1998        1.283           2.046           10,561,314
                                                               1997        1.032           1.283              870,525
                                                               1996        1.000           1.032                    -

   Money Market Portfolio (7/97)                               2005        1.175           1.192           14,781,794
                                                               2004        1.179           1.175           19,265,493
                                                               2003        1.187           1.179           26,060,260
                                                               2002        1.187           1.187           37,562,237
                                                               2001        1.160           1.187           40,133,062
                                                               2000        1.107           1.160           15,545,185
                                                               1999        1.070           1.107           16,750,270
                                                               1998        1.033           1.070            9,244,927
                                                               1997        1.000           1.033              345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (9/00)              2005        0.668           0.696            5,434,277
                                                               2004        0.640           0.668            6,216,851
                                                               2003        0.519           0.640            6,961,089
                                                               2002        0.755           0.519            7,491,542
                                                               2001        0.875           0.755            7,280,717
                                                               2000        1.000           0.875            1,020,328

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/00)                                                      2005        0.567           0.642           12,264,209
                                                               2004        0.531           0.567           14,267,431
                                                               2003        0.436           0.531           15,968,585
                                                               2002        0.640           0.436           18,860,012
                                                               2001        0.786           0.640           21,249,041
                                                               2000        1.000           0.786            8,906,509

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)       2005        1.195           1.507            2,014,405
                                                               2004        0.970           1.195            1,952,627
                                                               2003        0.688           0.970            2,025,657
                                                               2002        0.789           0.688            2,659,825
                                                               2001        0.886           0.789            2,463,748
                                                               2000        1.313           0.886            2,477,705
                                                               1999        0.734           1.313              892,012
                                                               1998        1.000           0.734              223,688

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/98)            2005        2.123           2.244            4,181,107
                                                               2004        1.639           2.123            4,852,394
                                                               2003        1.240           1.639            4,631,163
                                                               2002        1.203           1.240            4,187,869
                                                               2001        1.121           1.203            1,959,474
                                                               2000        0.866           1.121              732,010
                                                               1999        0.901           0.866              357,910
                                                               1998        1.000           0.901               96,983

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/98)                                                      2005        1.089           1.121            7,798,581
                                                               2004        1.051           1.089            9,090,416
                                                               2003        0.880           1.051           10,276,258
                                                               2002        1.071           0.880           10,947,330
                                                               2001        1.198           1.071           11,107,345
                                                               2000        1.223           1.198           10,147,802
                                                               1999        1.112           1.223            7,840,789
                                                               1998        1.000           1.112            2,937,245

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/98)                                               2005        1.244           1.298           11,125,651
                                                               2004        1.133           1.244           12,500,426
                                                               2003        0.872           1.133           13,746,841
                                                               2002        1.094           0.872           13,477,877
                                                               2001        1.182           1.094           11,594,005
                                                               2000        1.058           1.182            6,798,006
                                                               1999        0.871           1.058            3,387,052
                                                               1998        1.000           0.871            1,435,805

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)                               2005        1.426           1.466           14,888,561
                                                               2004        1.329           1.426           15,961,895
                                                               2003        1.082           1.329           16,954,979
                                                               2002        1.330           1.082           16,561,286
                                                               2001        1.405           1.330           13,756,405
                                                               2000        1.431           1.405            9,922,836
                                                               1999        1.283           1.431            6,935,912
                                                               1998        1.092           1.283            3,710,315
                                                               1997        1.000           1.092              506,282

   Diversified Strategic Income Portfolio (6/97)               2005        1.364           1.380            6,960,623
                                                               2004        1.296           1.364            8,191,128
                                                               2003        1.176           1.296           10,456,243
                                                               2002        1.138           1.176           10,925,399
                                                               2001        1.118           1.138           12,784,586
                                                               2000        1.103           1.118           11,430,969
                                                               1999        1.100           1.103           10,783,437
                                                               1998        1.048           1.100            7,076,327
                                                               1997        1.000           1.048              733,829

   Equity Index Portfolio - Class II Shares (6/99)             2005        0.889           0.914           13,990,381
                                                               2004        0.818           0.889           15,621,864
                                                               2003        0.649           0.818           15,860,350
                                                               2002        0.848           0.649           15,365,066
                                                               2001        0.982           0.848           13,010,004
                                                               2000        1.098           0.982            4,272,617
                                                               1999        1.000           1.098              753,819

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
   Fundamental Value Portfolio (5/98)                          2005        1.440           1.488           23,517,339
                                                               2004        1.350           1.440           25,754,075
                                                               2003        0.987           1.350           26,495,994
                                                               2002        1.272           0.987           27,230,503
                                                               2001        1.362           1.272           17,065,180
                                                               2000        1.146           1.362            4,380,339
                                                               1999        0.953           1.146            1,958,751
                                                               1998        1.000           0.953              708,254

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.004           1.066           10,647,659
                                                               2004        0.941           1.004           12,240,173
                                                               2003        0.839           0.941           14,072,516
                                                               2002        0.911           0.839           14,830,766
                                                               2001        0.972           0.911           13,475,207
                                                               2000        1.000           0.972            4,934,773

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.907           1.004            3,155,118
                                                               2004        0.805           0.907            3,476,009
                                                               2003        0.647           0.805            3,630,574
                                                               2002        0.931           0.647            3,729,488
                                                               2001        1.135           0.931            4,102,883
                                                               2000        1.000           1.135            1,951,454

   Global Technology Portfolio - Service Shares (5/00)         2005        0.346           0.381            7,921,106
                                                               2004        0.349           0.346           10,149,731
                                                               2003        0.242           0.349           10,039,692
                                                               2002        0.415           0.242           11,940,339
                                                               2001        0.672           0.415           10,706,223
                                                               2000        1.000           0.672            5,661,986

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.561           0.584           10,682,752
                                                               2004        0.544           0.561           12,214,595
                                                               2003        0.446           0.544           13,388,686
                                                               2002        0.609           0.446           15,628,277
                                                               2001        0.798           0.609           16,824,804
                                                               2000        1.000           0.798            7,908,763

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226           16,712,465
                                                               2004        1.173           1.213           18,497,713
                                                               2003        1.132           1.173           20,769,372
                                                               2002        1.053           1.132           20,028,983
                                                               2001        1.000           1.053            4,888,796

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.773           0.817              272,443
                                                               2004        0.728           0.773              306,260
                                                               2003        0.560           0.728              310,382
                                                               2002        0.806           0.560              299,898
                                                               2001        1.000           0.806              269,501

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.011           1.118            2,117,519
                                                               2004        0.882           1.011            2,056,976
                                                               2003        0.696           0.882            1,956,203
                                                               2002        0.857           0.696            3,980,191
                                                               2001        1.000           0.857            1,555,346

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.655           1.698           10,354,574
                                                               2004        1.549           1.655           11,436,639
                                                               2003        1.130           1.549           11,935,706
                                                               2002        1.529           1.130           11,108,929
                                                               2001        1.522           1.529            5,065,288

   Investors Fund - Class I (6/98)                             2005        1.311           1.377           15,084,411
                                                               2004        1.204           1.311           17,246,134
                                                               2003        0.923           1.204           18,513,035
                                                               2002        1.216           0.923           19,285,141
                                                               2001        1.287           1.216           15,853,833
                                                               2000        1.132           1.287            7,090,936
                                                               1999        1.029           1.132            3,905,967
                                                               1998        1.000           1.029            1,764,644

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                                  YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------                  ----    -------------   -------------    ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        0.591           0.634            3,429,858
                                                               2004        0.563           0.591            4,221,518
                                                               2003        0.442           0.563            4,537,981
                                                               2002        0.588           0.442            5,204,466
                                                               2001        0.783           0.588            5,177,186
                                                               2000        1.000           0.783              980,787

   Convertible Securities Portfolio (5/98)                     2005        1.520           1.504            8,835,146
                                                               2004        1.450           1.520           10,337,381
                                                               2003        1.165           1.450           10,925,597
                                                               2002        1.270           1.165           11,385,903
                                                               2001        1.299           1.270            9,680,620
                                                               2000        1.170           1.299            3,349,925
                                                               1999        1.000           1.170            1,137,997
                                                               1998        1.000           1.000              458,699

   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        2.146           2.380            4,699,533
                                                               2004        1.869           2.146            5,287,543
                                                               2003        1.417           1.869            5,505,923
                                                               2002        1.677           1.417            5,642,651
                                                               2001        1.773           1.677            5,089,354
                                                               2000        1.541           1.773            3,629,362
                                                               1999        1.377           1.541            2,663,507
                                                               1998        1.195           1.377            1,425,770
                                                               1997        1.000           1.195              120,880

   Equity Income Portfolio (5/97)                              2005        1.810           1.864           19,336,704
                                                               2004        1.670           1.810           22,752,381
                                                               2003        1.291           1.670           24,652,637
                                                               2002        1.521           1.291           25,581,166
                                                               2001        1.652           1.521           27,130,603
                                                               2000        1.535           1.652           22,535,737
                                                               1999        1.484           1.535           19,892,863
                                                               1998        1.339           1.484           12,301,819
                                                               1997        1.026           1.339              639,656
                                                               1996        1.000           1.026                    -

   Federated High Yield Portfolio (5/97)                       2005        1.464           1.480            8,626,242
                                                               2004        1.345           1.464            9,967,219

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                                 YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------                  ----    -------------   -------------    ---------------
Federated High Yield Portfolio (continued)                  2003        1.114           1.345           11,222,864
                                                            2002        1.089           1.114           10,745,854
                                                            2001        1.084           1.089           10,746,070
                                                            2000        1.196           1.084           10,245,417
                                                            1999        1.177           1.196           10,237,038
                                                            1998        1.140           1.177            7,715,310
                                                            1997        1.000           1.140              620,667

Federated Stock Portfolio (5/97)                            2005        1.737           1.804            4,173,260
                                                            2004        1.593           1.737            5,117,199
                                                            2003        1.266           1.593            5,608,556
                                                            2002        1.592           1.266            5,995,963
                                                            2001        1.588           1.592            6,935,446
                                                            2000        1.552           1.588            7,399,547
                                                            1999        1.494           1.552            7,710,739
                                                            1998        1.285           1.494            4,599,587
                                                            1997        1.000           1.285              352,550

Large Cap Portfolio (6/97)                                  2005        1.435           1.538           14,843,563
                                                            2004        1.366           1.435           17,524,614
                                                            2003        1.111           1.366           19,563,576
                                                            2002        1.459           1.111           21,047,549
                                                            2001        1.790           1.459           24,478,964
                                                            2000        2.123           1.790           22,306,844
                                                            1999        1.665           2.123           15,562,311
                                                            1998        1.245           1.665            6,662,550
                                                            1997        1.023           1.245              491,869
                                                            1996        1.000           1.023                    -

MFS Emerging Growth Portfolio (4/97)                        2005        1.259           1.221                    -
                                                            2004        1.132           1.259           11,721,289
                                                            2003        0.889           1.132           13,007,533
                                                            2002        1.371           0.889           14,219,510
                                                            2001        2.179           1.371           17,469,577
                                                            2000        2.766           2.179           16,347,854
                                                            1999        1.587           2.766           11,222,748
                                                            1998        1.198           1.587            5,891,811
                                                            1997        1.004           1.198              528,553
                                                            1996        1.000           1.004                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                                 YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------               ----    -------------   -------------    ---------------
MFS Mid Cap Growth Portfolio (4/98)                         2005        0.994           1.010           25,184,582
                                                            2004        0.883           0.994           14,951,676
                                                            2003        0.653           0.883           16,234,877
                                                            2002        1.295           0.653           17,198,804
                                                            2001        1.721           1.295           17,692,810
                                                            2000        1.595           1.721           10,884,619
                                                            1999        0.985           1.595            3,220,420
                                                            1998        1.000           0.985              696,846

MFS Total Return Portfolio (5/97)                           2005        1.765           1.792           34,709,362
                                                            2004        1.606           1.765           40,255,596
                                                            2003        1.397           1.606           42,355,172
                                                            2002        1.496           1.397           42,888,210
                                                            2001        1.517           1.496           38,437,801
                                                            2000        1.319           1.517           29,382,873
                                                            1999        1.303           1.319           27,173,225
                                                            1998        1.183           1.303           16,380,184
                                                            1997        1.000           1.183              962,287

Mondrian International Stock Portfolio (5/97)               2005        1.153           1.245           10,978,822
                                                            2004        1.010           1.153           11,645,822
                                                            2003        0.796           1.010           12,049,553
                                                            2002        0.928           0.796           13,668,745
                                                            2001        1.275           0.928           15,755,872
                                                            2000        1.460           1.275           14,943,761
                                                            1999        1.216           1.460           10,264,070
                                                            1998        1.095           1.216            6,533,760
                                                            1997        1.027           1.095              849,629
                                                            1996        1.000           1.027                    -

Strategic Equity Portfolio (6/97)                           2005        1.403           1.412           16,374,889
                                                            2004        1.291           1.403           19,972,191
                                                            2003        0.988           1.291           22,746,591
                                                            2002        1.508           0.988           25,274,766
                                                            2001        1.765           1.508           31,918,323
                                                            2000        2.189           1.765           32,922,575
                                                            1999        1.679           2.189           25,024,627
                                                            1998        1.319           1.679           13,211,206
                                                            1997        1.037           1.319            1,062,634
                                                            1996        1.000           1.037                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Travelers Quality Bond Portfolio (5/97)                     2005        1.409           1.412           23,917,150
                                                               2004        1.383           1.409           30,744,474
                                                               2003        1.311           1.383           36,575,985
                                                               2002        1.257           1.311           38,049,778
                                                               2001        1.190           1.257           30,037,629
                                                               2000        1.128           1.190           16,565,402
                                                               1999        1.131           1.128           13,396,194
                                                               1998        1.057           1.131            9,328,606
                                                               1997        1.001           1.057              378,758
                                                               1996        1.000           1.001                    -

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)             2005        0.903           0.994           30,287,420
                                                               2004        0.833           0.903           32,536,441
                                                               2003        0.628           0.833           32,805,043
                                                               2002        0.945           0.628           31,569,639
                                                               2001        1.000           0.945           11,974,631

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2005        0.970           1.006            4,321,426
                                                               2004        0.980           0.970            4,478,365
                                                               2003        0.673           0.980            4,314,762
                                                               2002        0.908           0.673            2,968,586
                                                               2001        1.000           0.908            1,184,451

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.215           1.247            7,096,647
                                                               2004        1.049           1.215            6,571,850
                                                               2003        0.814           1.049            6,680,549
                                                               2002        1.024           0.814            6,548,811
                                                               2001        1.069           1.024            3,476,351

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        0.582           0.618            2,411,253
                                                               2004        0.553           0.582            2,665,643
                                                               2003        0.441           0.553            3,182,408
                                                               2002        0.664           0.441            3,785,426
                                                               2001        0.986           0.664            2,180,793

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------            ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.019           1.172           14,262,420
                                                               2004        0.897           1.019           10,841,489
                                                               2003        0.710           0.897           10,150,010
                                                               2002        0.796           0.710            9,701,628
                                                               2001        0.923           0.796            8,023,592
                                                               2000        1.000           0.923            3,113,370

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.486           1.729            8,136,691
                                                               2004        1.209           1.486            7,053,117
                                                               2003        0.887           1.209            6,373,888
                                                               2002        0.999           0.887            5,310,526
                                                               2001        1.050           0.999            1,727,443

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.60%



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (4/97)                            2005        1.851           2.154             29,855
                                                               2004        1.574           1.851             31,319
                                                               2003        1.280           1.574             37,316
                                                               2002        1.737           1.280             40,937
                                                               2001        1.000           1.737             53,852

   Money Market Portfolio (7/97)                               2005        1.166           1.180              2,718
                                                               2004        1.173           1.166              2,721
                                                               2003        1.182           1.173              6,947
                                                               2002        1.185           1.182                  -
                                                               2001        1.000           1.185                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (9/00)              2005        0.663           0.689                  -
                                                               2004        0.637           0.663                904
                                                               2003        0.517           0.637                908
                                                               2002        0.754           0.517              1,313
                                                               2001        1.000           0.754                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/00)                                                      2005        0.563           0.636             21,061
                                                               2004        0.528           0.563             21,673
                                                               2003        0.435           0.528             24,603
                                                               2002        0.639           0.435             35,399
                                                               2001        1.000           0.639             31,971

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)       2005        1.186           1.493                  -
                                                               2004        0.964           1.186                  -
                                                               2003        0.686           0.964              1,272
                                                               2002        0.788           0.686              1,211
                                                               2001        1.000           0.788                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/98)            2005        2.107           2.222             13,680
                                                               2004        1.630           2.107             15,208
                                                               2003        1.235           1.630             27,316

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2002        1.201           1.235             28,968
                                                               2001        1.000           1.201             26,587

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
     (5/98)                                                    2005        1.081           1.110                  -
                                                               2004        1.045           1.081             37,696
                                                               2003        0.876           1.045             40,814
                                                               2002        1.069           0.876             46,073
                                                               2001        1.000           1.069             47,043

   Dreyfus VIF - Developing Leaders Portfolio - Initial
     Shares (5/98)                                             2005        1.235           1.286             16,137
                                                               2004        1.127           1.235             16,120
                                                               2003        0.869           1.127             12,414
                                                               2002        1.092           0.869             12,139
                                                               2001        1.000           1.092              2,257

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)                               2005        1.415           1.452                  -
                                                               2004        1.322           1.415                  -
                                                               2003        1.078           1.322                  -
                                                               2002        1.328           1.078                  -
                                                               2001        1.000           1.328                  -

   Diversified Strategic Income Portfolio (6/97)               2005        1.354           1.367                  -
                                                               2004        1.289           1.354                  -
                                                               2003        1.172           1.289                  -
                                                               2002        1.136           1.172                  -
                                                               2001        1.000           1.136                  -

   Equity Index Portfolio - Class II Shares (6/99)             2005        0.882           0.905             55,348
                                                               2004        0.813           0.882             57,471
                                                               2003        0.647           0.813             59,532
                                                               2002        0.847           0.647             59,536
                                                               2001        1.000           0.847             56,525

   Fundamental Value Portfolio (5/98)                          2005        1.429           1.474                  -
                                                               2004        1.342           1.429                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Fundamental Value Portfolio  (continued)                    2003        0.984           1.342                  -
                                                               2002        1.270           0.984                  -
                                                               2001        1.000           1.270                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        0.997           1.056            255,617
                                                               2004        0.935           0.997            253,885
                                                               2003        0.836           0.935            258,345
                                                               2002        0.910           0.836            349,207
                                                               2001        1.000           0.910            334,095

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.900           0.995              2,595
                                                               2004        0.801           0.900              2,739
                                                               2003        0.645           0.801              9,514
                                                               2002        0.930           0.645              9,514
                                                               2001        1.000           0.930              9,514

   Global Technology Portfolio - Service Shares (5/00)         2005        0.344           0.377                  -
                                                               2004        0.347           0.344                  -
                                                               2003        0.241           0.347                  -
                                                               2002        0.414           0.241                  -
                                                               2001        1.000           0.414                  -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.557           0.578            147,388
                                                               2004        0.541           0.557            160,200
                                                               2003        0.444           0.541            175,769
                                                               2002        0.608           0.444            178,641
                                                               2001        1.000           0.608            259,969

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2005        1.204           1.214             17,346
                                                               2004        1.167           1.204             17,348
                                                               2003        1.129           1.167              4,633
                                                               2002        1.051           1.129              3,948
                                                               2001        1.000           1.051            289,359

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.767           0.810                  -
                                                               2004        0.725           0.767                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
     (continued)                                               2003        0.558           0.725                  -
                                                               2002        0.805           0.558                  -
                                                               2001        1.000           0.805                  -

   Putnam VT International Equity Fund - Class IB Shares
     (5/01)                                                    2005        1.003           1.108              2,729
                                                               2004        0.877           1.003              2,729
                                                               2003        0.694           0.877              2,729
                                                               2002        0.856           0.694                  -
                                                               2001        1.000           0.856                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.642           1.682            158,785
                                                               2004        1.541           1.642            208,469
                                                               2003        1.126           1.541            166,575
                                                               2002        1.527           1.126            164,831
                                                               2001        1.000           1.527            133,745

   Investors Fund - Class I (6/98)                             2005        1.301           1.364            283,213
                                                               2004        1.198           1.301            327,409
                                                               2003        0.920           1.198            333,678
                                                               2002        1.214           0.920            340,212
                                                               2001        1.000           1.214            197,379

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        0.587           0.628            132,550
                                                               2004        0.560           0.587             30,876
                                                               2003        0.440           0.560                  -
                                                               2002        0.587           0.440                  -
                                                               2001        1.000           0.587                  -

   Convertible Securities Portfolio (5/98)                     2005        1.509           1.490             19,671
                                                               2004        1.442           1.509             22,919
                                                               2003        1.161           1.442             29,525
                                                               2002        1.268           1.161             28,571
                                                               2001        1.000           1.268             25,172

   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        2.130           2.357              2,435
                                                               2004        1.859           2.130              2,610

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                 PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------            ----    -------------   -------------    ---------------
Disciplined Mid Cap Stock Portfolio (continued)             2003        1.412           1.859             12,035
                                                            2002        1.675           1.412             12,327
                                                            2001        1.000           1.675             11,704

Equity Income Portfolio (5/97)                              2005        1.796           1.847            196,100
                                                            2004        1.661           1.796            109,068
                                                            2003        1.287           1.661             74,811
                                                            2002        1.519           1.287             64,328
                                                            2001        1.000           1.519             89,211

Federated High Yield Portfolio (5/97)                       2005        1.453           1.466             53,248
                                                            2004        1.337           1.453             56,020
                                                            2003        1.110           1.337             32,777
                                                            2002        1.088           1.110             19,150
                                                            2001        1.000           1.088             19,686

Federated Stock Portfolio (5/97)                            2005        1.724           1.787              1,588
                                                            2004        1.585           1.724              1,590
                                                            2003        1.262           1.585              1,592
                                                            2002        1.589           1.262                  -
                                                            2001        1.000           1.589                  -

Large Cap Portfolio (6/97)                                  2005        1.424           1.523            151,394
                                                            2004        1.358           1.424            121,374
                                                            2003        1.107           1.358            108,069
                                                            2002        1.457           1.107            108,235
                                                            2001        1.000           1.457            138,251

MFS Emerging Growth Portfolio (4/97)                        2005        1.249           1.212                  -
                                                            2004        1.126           1.249                  -
                                                            2003        0.886           1.126                  -
                                                            2002        1.369           0.886                  -
                                                            2001        1.000           1.369                  -

MFS Mid Cap Growth Portfolio (4/98)                         2005        0.986           1.000              5,030
                                                            2004        0.878           0.986              4,998
                                                            2003        0.651           0.878              2,891
                                                            2002        1.293           0.651              4,108
                                                            2001        1.000           1.293              3,615

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   MFS Total Return Portfolio (5/97)                           2005        1.752           1.775            380,398
                                                               2004        1.597           1.752            258,177
                                                               2003        1.392           1.597             65,016
                                                               2002        1.493           1.392             46,137
                                                               2001        1.000           1.493            139,865

   Mondrian International Stock Portfolio (5/97)               2005        1.144           1.233              1,181
                                                               2004        1.004           1.144              1,184
                                                               2003        0.793           1.004              1,258
                                                               2002        0.926           0.793              1,301
                                                               2001        1.000           0.926                  -

   Strategic Equity Portfolio (6/97)                           2005        1.393           1.399              2,369
                                                               2004        1.284           1.393              2,371
                                                               2003        0.984           1.284              2,373
                                                               2002        1.506           0.984                  -
                                                               2001        1.000           1.506                  -

   Travelers Quality Bond Portfolio (5/97)                     2005        1.398           1.399             52,713
                                                               2004        1.376           1.398             53,614
                                                               2003        1.306           1.376             72,206
                                                               2002        1.255           1.306             89,378
                                                               2001        1.000           1.255             34,750

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)             2005        0.896           0.985                  -
                                                               2004        0.828           0.896                  -
                                                               2003        0.626           0.828                  -
                                                               2002        0.944           0.626                  -
                                                               2001        1.000           0.944              2,000

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2005        0.962           0.997                  -
                                                               2004        0.975           0.962                  -
                                                               2003        0.671           0.975                  -
                                                               2002        0.906           0.671                  -
                                                               2001        1.000           0.906                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------         ----    -------------   -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.206           1.235           1,538,394
                                                               2004        1.043           1.206           1,249,226
                                                               2003        0.811           1.043             523,532
                                                               2002        1.023           0.811             511,591
                                                               2001        1.000           1.023             554,533

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        0.578           0.612             585,109
                                                               2004        0.550           0.578             526,243
                                                               2003        0.440           0.550             240,400
                                                               2002        0.663           0.440             204,548
                                                               2001        1.000           0.663             196,322

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.011           1.161           1,099,324
                                                               2004        0.892           1.011             690,781
                                                               2003        0.707           0.892             228,413
                                                               2002        0.795           0.707             173,492
                                                               2001        1.000           0.795              67,791

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.475           1.713             731,573
                                                               2004        1.202           1.475             514,700
                                                               2003        0.883           1.202              74,976
                                                               2002        0.998           0.883              99,631
                                                               2001        1.000           0.998               4,842




                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.






On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares and is no longer available as a funding option.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Funds - Class IB Share is no longer available to new contract owners.



Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------             ----    -------------   -------------    ---------------
   Capital Appreciation Fund (12/96)                           2005        1.865           2.174           26,239,910
                                                               2004        1.583           1.865           30,543,833
                                                               2003        1.285           1.583           36,644,254
                                                               2002        1.739           1.285           42,632,320
                                                               2001        2.387           1.739           53,418,968
                                                               2000        3.098           2.387           61,812,417
                                                               1999        2.046           3.098           46,942,401
                                                               1998        1.283           2.046           23,010,432
                                                               1997        1.032           1.283            6,344,051
                                                               1996        1.000           1.032               29,824

   Money Market Portfolio (2/97)                               2005        1.175           1.192           14,747,554
                                                               2004        1.179           1.175           17,581,926
                                                               2003        1.187           1.179           25,972,691
                                                               2002        1.187           1.187           50,704,937
                                                               2001        1.160           1.187           58,256,805
                                                               2000        1.107           1.160           34,878,359
                                                               1999        1.070           1.107           37,736,754
                                                               1998        1.033           1.070           16,762,447
                                                               1997        1.000           1.033            5,369,177

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/00)             2005        0.668           0.696            2,974,765
                                                               2004        0.640           0.668            3,612,300
                                                               2003        0.519           0.640            4,493,863
                                                               2002        0.755           0.519            4,949,369
                                                               2001        0.875           0.755            3,727,475
                                                               2000        1.000           0.875              391,818

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
     (5/00)                                                    2005        0.567           0.642            9,939,928
                                                               2004        0.531           0.567           12,239,636
                                                               2003        0.436           0.531           14,926,739
                                                               2002        0.640           0.436           17,729,828
                                                               2001        0.786           0.640           18,982,017
                                                               2000        1.000           0.786           13,647,974

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)       2005        1.195           1.507            3,989,820
                                                               2004        0.970           1.195            4,140,741
                                                               2003        0.688           0.970            4,224,247
                                                               2002        0.789           0.688            4,787,661
                                                               2001        0.886           0.789            4,624,645
                                                               2000        1.313           0.886            4,854,365
                                                               1999        0.734           1.313            2,521,807
                                                               1998        1.000           0.734              780,839

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/98)            2005        2.123           2.244            3,700,875
                                                               2004        1.639           2.123            4,313,846
                                                               2003        1.240           1.639            4,738,305
                                                               2002        1.203           1.240            4,376,831
                                                               2001        1.121           1.203            2,866,778
                                                               2000        0.866           1.121            2,273,183
                                                               1999        0.901           0.866            1,280,359
                                                               1998        1.000           0.901              632,612

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
     (4/98)                                                    2005        1.089           1.121            6,601,579
                                                               2004        1.051           1.089            7,863,571
                                                               2003        0.880           1.051            9,516,917
                                                               2002        1.071           0.880           10,611,490
                                                               2001        1.198           1.071           11,636,949
                                                               2000        1.223           1.198           12,271,080
                                                               1999        1.112           1.223           10,488,399
                                                               1998        1.000           1.112            2,833,960

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------   -------------    ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
     Shares (4/98)                                             2005        1.244           1.298              14,545,290
                                                               2004        1.133           1.244              16,707,910
                                                               2003        0.872           1.133              19,034,774
                                                               2002        1.094           0.872              19,868,161
                                                               2001        1.182           1.094              19,065,688
                                                               2000        1.058           1.182              13,636,390
                                                               1999        0.871           1.058               7,815,322
                                                               1998        1.000           0.871               3,051,249

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)                               2005        1.426           1.466              18,677,562
                                                               2004        1.329           1.426              22,475,470
                                                               2003        1.082           1.329              24,491,554
                                                               2002        1.330           1.082              25,634,852
                                                               2001        1.405           1.330              26,819,131
                                                               2000        1.431           1.405              26,294,804
                                                               1999        1.283           1.431              24,225,208
                                                               1998        1.092           1.283              16,532,767
                                                               1997        1.000           1.092               5,241,524
                                                               1997        1.000           1.000                       -
                                                               1996        1.000           1.000                       -

   Diversified Strategic Income Portfolio (6/97)               2005        1.364           1.380              11,553,739
                                                               2004        1.296           1.364              14,607,172
                                                               2003        1.176           1.296              17,617,282
                                                               2002        1.138           1.176              20,071,954
                                                               2001        1.118           1.138              24,186,665
                                                               2000        1.103           1.118              24,931,049
                                                               1999        1.100           1.103              28,198,595
                                                               1998        1.048           1.100              24,838,532
                                                               1997        1.000           1.048               5,444,154

   Equity Index Portfolio - Class II Shares (5/99)             2005        0.889           0.914              12,831,498
                                                               2004        0.818           0.889              15,207,948
                                                               2003        0.649           0.818              17,162,302
                                                               2002        0.848           0.649              16,724,050
                                                               2001        0.982           0.848              16,104,947
                                                               2000        1.098           0.982              10,807,508
                                                               1999        1.000           1.098               3,460,443

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------   -------------    ---------------
   Fundamental Value Portfolio (5/98)                          2005        1.440           1.488           17,545,007
                                                               2004        1.350           1.440           20,539,275
                                                               2003        0.987           1.350           21,769,927
                                                               2002        1.272           0.987           22,295,734
                                                               2001        1.362           1.272           18,253,433
                                                               2000        1.146           1.362            8,558,759
                                                               1999        0.953           1.146            4,963,010
                                                               1998        1.000           0.953            1,281,704

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.004           1.066           12,042,861
                                                               2004        0.941           1.004           13,862,916
                                                               2003        0.839           0.941           15,303,712
                                                               2002        0.911           0.839           15,615,585
                                                               2001        0.972           0.911           12,635,819
                                                               2000        1.000           0.972            5,246,201

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.907           1.004            1,704,134
                                                               2004        0.805           0.907            2,091,607
                                                               2003        0.647           0.805            2,239,125
                                                               2002        0.931           0.647            2,609,664
                                                               2001        1.135           0.931            3,200,999
                                                               2000        1.000           1.135            2,447,663

   Global Technology Portfolio - Service Shares (5/00)         2005        0.346           0.381            5,033,907
                                                               2004        0.349           0.346            6,578,130
                                                               2003        0.242           0.349            7,245,233
                                                               2002        0.415           0.242            7,815,420
                                                               2001        0.672           0.415            9,044,726
                                                               2000        1.000           0.672            7,604,465

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.561           0.584           13,400,923
                                                               2004        0.544           0.561           16,410,151
                                                               2003        0.446           0.544           19,761,719
                                                               2002        0.609           0.446           22,039,418
                                                               2001        0.798           0.609           22,841,930
                                                               2000        1.000           0.798           13,421,744

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226           16,153,210
                                                               2004        1.173           1.213           17,085,956
                                                               2003        1.132           1.173           20,011,288
                                                               2002        1.053           1.132           23,164,168
                                                               2001        1.000           1.053            5,336,214

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2005        0.773           0.817              308,563
                                                               2004        0.728           0.773              376,752
                                                               2003        0.560           0.728              449,770
                                                               2002        0.806           0.560              392,679
                                                               2001        1.000           0.806              154,441

   Putnam VT International Equity Fund - Class IB Shares
     (5/01)                                                    2005        1.011           1.118            1,945,112
                                                               2004        0.882           1.011            1,744,100
                                                               2003        0.696           0.882            2,150,730
                                                               2002        0.857           0.696            2,571,497
                                                               2001        1.000           0.857              999,717

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.655           1.698           12,540,421
                                                               2004        1.549           1.655           14,334,230
                                                               2003        1.130           1.549           14,439,056
                                                               2002        1.529           1.130           14,322,306
                                                               2001        1.522           1.529           12,398,140

   Investors Fund - Class I (4/98)                             2005        1.311           1.377           14,063,167
                                                               2004        1.204           1.311           16,356,631
                                                               2003        0.923           1.204           18,163,714
                                                               2002        1.216           0.923           19,758,109
                                                               2001        1.287           1.216           19,646,073
                                                               2000        1.132           1.287           12,889,045
                                                               1999        1.029           1.132            8,670,638
                                                               1998        1.000           1.029            3,232,444

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        0.591           0.634            2,770,233
                                                               2004        0.563           0.591            2,955,522
                                                               2003        0.442           0.563            3,054,095
                                                               2002        0.588           0.442            2,972,707
                                                               2001        0.783           0.588            2,101,669
                                                               2000        1.000           0.783              755,807

   Convertible Securities Portfolio (5/98)                     2005        1.520           1.504            8,757,633
                                                               2004        1.450           1.520           10,573,736
                                                               2003        1.165           1.450           10,930,899
                                                               2002        1.270           1.165           12,056,558
                                                               2001        1.299           1.270           12,986,021
                                                               2000        1.170           1.299            7,553,759
                                                               1999        1.000           1.170            2,431,429
                                                               1998        1.000           1.000              414,907

   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        2.146           2.380            5,986,220
                                                               2004        1.869           2.146            7,389,340
                                                               2003        1.417           1.869            8,080,624
                                                               2002        1.677           1.417            8,864,245
                                                               2001        1.773           1.677            8,489,614
                                                               2000        1.541           1.773            8,454,275
                                                               1999        1.377           1.541            6,716,626
                                                               1998        1.195           1.377            5,142,990
                                                               1997        1.000           1.195            1,668,733

   Equity Income Portfolio (12/96)                             2005        1.810           1.864           23,418,224
                                                               2004        1.670           1.810           28,399,295
                                                               2003        1.291           1.670           31,475,807
                                                               2002        1.521           1.291           34,045,455
                                                               2001        1.652           1.521           37,812,927
                                                               2000        1.535           1.652           37,849,058
                                                               1999        1.484           1.535           35,687,217
                                                               1998        1.339           1.484           25,733,333
                                                               1997        1.026           1.339            6,719,150
                                                               1996        1.000           1.026               30,196

   Federated High Yield Portfolio (1/97)                       2005        1.464           1.480           11,404,495
                                                               2004        1.345           1.464           14,387,685

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
              PORTFOLIO NAME                                YEAR         YEAR        END OF YEAR       END OF YEAR
-------------------------------------------                 ----    -------------   -------------    ---------------
Federated High Yield Portfolio  (continued)                 2003        1.114           1.345           17,386,355
                                                            2002        1.089           1.114           17,451,078
                                                            2001        1.084           1.089           18,647,220
                                                            2000        1.196           1.084           19,736,049
                                                            1999        1.177           1.196           22,260,856
                                                            1998        1.140           1.177           18,811,555
                                                            1997        1.000           1.140            4,566,993

Federated Stock Portfolio (1/97)                            2005        1.737           1.804            6,419,270
                                                            2004        1.593           1.737            8,023,109
                                                            2003        1.266           1.593            9,198,349
                                                            2002        1.592           1.266           10,773,188
                                                            2001        1.588           1.592           12,221,263
                                                            2000        1.552           1.588           13,157,332
                                                            1999        1.494           1.552           14,406,177
                                                            1998        1.285           1.494           11,892,034
                                                            1997        1.000           1.285            3,816,999

Large Cap Portfolio (12/96)                                 2005        1.435           1.538           16,715,712
                                                            2004        1.366           1.435           20,122,965
                                                            2003        1.111           1.366           23,324,386
                                                            2002        1.459           1.111           27,040,871
                                                            2001        1.790           1.459           31,933,410
                                                            2000        2.123           1.790           34,231,282
                                                            1999        1.665           2.123           28,051,763
                                                            1998        1.245           1.665           15,040,703
                                                            1997        1.023           1.245            4,815,858
                                                            1996        1.000           1.023                7,800

MFS Emerging Growth Portfolio (12/96)                       2005        1.259           1.221                    -
                                                            2004        1.132           1.259           15,867,536
                                                            2003        0.889           1.132           18,275,885
                                                            2002        1.371           0.889           20,932,892
                                                            2001        2.179           1.371           25,825,528
                                                            2000        2.766           2.179           29,190,353
                                                            1999        1.587           2.766           22,881,721
                                                            1998        1.198           1.587           15,538,984
                                                            1997        1.004           1.198            4,218,974
                                                            1996        1.000           1.004               31,886

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                               YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------              ----    -------------   -------------    ---------------
MFS Mid Cap Growth Portfolio (4/98)                         2005        0.994           1.010           27,403,205
                                                            2004        0.883           0.994           12,380,637
                                                            2003        0.653           0.883           14,200,226
                                                            2002        1.295           0.653           14,799,098
                                                            2001        1.721           1.295           16,854,809
                                                            2000        1.595           1.721           14,558,647
                                                            1999        0.985           1.595            4,760,902
                                                            1998        1.000           0.985              965,761

MFS Total Return Portfolio (1/97)                           2005        1.765           1.792           42,204,461
                                                            2004        1.606           1.765           47,789,684
                                                            2003        1.397           1.606           53,094,881
                                                            2002        1.496           1.397           56,762,863
                                                            2001        1.517           1.496           58,954,968
                                                            2000        1.319           1.517           53,326,538
                                                            1999        1.303           1.319           54,290,552
                                                            1998        1.183           1.303           42,017,841
                                                            1997        1.000           1.183            9,959,634

Mondrian International Stock Portfolio (12/96)              2005        1.153           1.245           17,891,801
                                                            2004        1.010           1.153           20,542,498
                                                            2003        0.796           1.010           22,629,357
                                                            2002        0.928           0.796           26,634,479
                                                            2001        1.275           0.928           31,145,128
                                                            2000        1.460           1.275           30,394,514
                                                            1999        1.216           1.460           25,226,349
                                                            1998        1.095           1.216           17,270,810
                                                            1997        1.027           1.095            5,694,288
                                                            1996        1.000           1.027                5,702

Strategic Equity Portfolio (12/96)                          2005        1.403           1.412           24,707,241
                                                            2004        1.291           1.403           29,314,349
                                                            2003        0.988           1.291           34,083,675
                                                            2002        1.508           0.988           39,829,841
                                                            2001        1.765           1.508           49,964,273
                                                            2000        2.189           1.765           55,775,319
                                                            1999        1.679           2.189           47,167,905
                                                            1998        1.319           1.679           31,011,054
                                                            1997        1.037           1.319            8,259,362
                                                            1996        1.000           1.037                2,250

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Travelers Quality Bond Portfolio (12/96)                    2005        1.409           1.412           20,273,723
                                                               2004        1.383           1.409           23,570,906
                                                               2003        1.311           1.383           28,033,537
                                                               2002        1.257           1.311           32,768,047
                                                               2001        1.190           1.257           35,205,769
                                                               2000        1.128           1.190           26,960,877
                                                               1999        1.131           1.128           26,069,226
                                                               1998        1.057           1.131           15,435,236
                                                               1997        1.001           1.057            3,137,736
                                                               1996        1.000           1.001               95,203

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)             2005        0.903           0.994           13,541,443
                                                               2004        0.833           0.903           15,485,990
                                                               2003        0.628           0.833           16,612,602
                                                               2002        0.945           0.628           14,029,960
                                                               2001        1.000           0.945            6,698,010

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2005        0.970           1.006            4,746,576
                                                               2004        0.980           0.970            5,371,235
                                                               2003        0.673           0.980            5,913,451
                                                               2002        0.908           0.673            2,882,803
                                                               2001        1.000           0.908              928,528

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.215           1.247           13,425,577
                                                               2004        1.049           1.215           13,686,038
                                                               2003        0.814           1.049           13,579,574
                                                               2002        1.024           0.814           13,051,055
                                                               2001        1.069           1.024            8,766,086

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        0.582           0.618            4,942,343
                                                               2004        0.553           0.582            5,149,205
                                                               2003        0.441           0.553            5,527,661
                                                               2002        0.664           0.441            6,091,660
                                                               2001        0.986           0.664            4,736,674

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------            ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.019           1.172           14,943,854
                                                               2004        0.897           1.019           13,917,723
                                                               2003        0.710           0.897           12,297,582
                                                               2002        0.796           0.710           10,767,860
                                                               2001        1.050           0.796            8,215,904

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.486           1.729            7,176,700
                                                               2004        1.209           1.486            6,512,470
                                                               2003        0.887           1.209            5,739,048
                                                               2002        0.999           0.887            4,832,433
                                                               2001        1.050           0.999            1,308,941


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.60%



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (12/96)                           2005        1.851           2.154            176,886
                                                               2004        1.574           1.851            196,986
                                                               2003        1.280           1.574            255,779
                                                               2002        1.737           1.280            270,019
                                                               2001        1.000           1.737            336,154

   Money Market Portfolio (2/97)                               2005        1.166           1.180            354,503
                                                               2004        1.173           1.166            355,009
                                                               2003        1.182           1.173            436,377
                                                               2002        1.185           1.182            496,277
                                                               2001        1.000           1.185            360,510

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/00)             2005        0.663           0.689            153,812
                                                               2004        0.637           0.663            157,758
                                                               2003        0.517           0.637            372,497
                                                               2002        0.754           0.517            357,964
                                                               2001        1.000           0.754            241,521

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
     (5/00)                                                    2005        0.563           0.636            339,022
                                                               2004        0.528           0.563            343,123
                                                               2003        0.435           0.528            503,143
                                                               2002        0.639           0.435            661,958
                                                               2001        1.000           0.639            324,584

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)       2005        1.186           1.493             29,503
                                                               2004        0.964           1.186             20,143
                                                               2003        0.686           0.964             23,822
                                                               2002        0.788           0.686             22,508
                                                               2001        1.000           0.788             20,143

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/98)            2005        2.107           2.222             93,753
                                                               2004        1.630           2.107            126,020
                                                               2003        1.235           1.630            161,641

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2002        1.201           1.235            140,640
                                                               2001        1.000           1.201             50,526

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
     (4/98)                                                    2005        1.081           1.110             94,383
                                                               2004        1.045           1.081            259,373
                                                               2003        0.876           1.045            381,457
                                                               2002        1.069           0.876            371,768
                                                               2001        1.000           1.069            336,104

   Dreyfus VIF - Developing Leaders Portfolio - Initial
     Shares (4/98)                                             2005        1.235           1.286            224,827
                                                               2004        1.127           1.235            348,659
                                                               2003        0.869           1.127            381,440
                                                               2002        1.092           0.869            379,872
                                                               2001        1.000           1.092             96,701

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)                               2005        1.415           1.452            279,998
                                                               2004        1.322           1.415            297,701
                                                               2003        1.078           1.322            358,622
                                                               2002        1.328           1.078            342,651
                                                               2001        1.000           1.328             73,102

   Diversified Strategic Income Portfolio (6/97)               2005        1.354           1.367                  -
                                                               2004        1.289           1.354                  -
                                                               2003        1.172           1.289                  -
                                                               2002        1.136           1.172              6,840
                                                               2001        1.000           1.136              6,846

   Equity Index Portfolio - Class II Shares (5/99)             2005        0.882           0.905            493,510
                                                               2004        0.813           0.882            534,259
                                                               2003        0.647           0.813            524,644
                                                               2002        0.847           0.647            503,511
                                                               2001        1.000           0.847            422,599

   Fundamental Value Portfolio (5/98)                          2005        1.429           1.474            747,950
                                                               2004        1.342           1.429            807,115

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Fundamental Value Portfolio  (continued)                    2003        0.984           1.342             872,760
                                                               2002        1.270           0.984             792,140
                                                               2001        1.000           1.270             230,090

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        0.997           1.056           1,560,916
                                                               2004        0.935           0.997           1,878,827
                                                               2003        0.836           0.935           1,994,391
                                                               2002        0.910           0.836           1,889,750
                                                               2001        1.000           0.910           1,393,717

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.900           0.995              40,175
                                                               2004        0.801           0.900              41,391
                                                               2003        0.645           0.801             121,635
                                                               2002        0.930           0.645             146,706
                                                               2001        1.000           0.930              95,078

   Global Technology Portfolio - Service Shares (5/00)         2005        0.344           0.377             138,574
                                                               2004        0.347           0.344             138,753
                                                               2003        0.241           0.347             381,740
                                                               2002        0.414           0.241             387,276
                                                               2001        1.000           0.414             175,237

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.557           0.578           1,804,628
                                                               2004        0.541           0.557           1,998,456
                                                               2003        0.444           0.541           2,077,643
                                                               2002        0.608           0.444           2,427,740
                                                               2001        1.000           0.608           2,406,047

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2005        1.204           1.214             375,687
                                                               2004        1.167           1.204             465,728
                                                               2003        1.129           1.167             524,472
                                                               2002        1.051           1.129             604,082
                                                               2001        1.000           1.051             103,986

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2005        0.767           0.810               5,850
                                                               2004        0.725           0.767               5,858

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
     (continued)                                               2003        0.558           0.725               5,868
                                                               2002        0.805           0.558              89,067
                                                               2001        1.000           0.805               7,226

   Putnam VT International Equity Fund - Class IB Shares
     (5/01)                                                    2005        1.003           1.108             113,235
                                                               2004        0.877           1.003              76,088
                                                               2003        0.694           0.877              94,763
                                                               2002        0.856           0.694              74,910
                                                               2001        1.000           0.856              24,093

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.642           1.682           1,517,564
                                                               2004        1.541           1.642           1,977,712
                                                               2003        1.126           1.541           1,992,931
                                                               2002        1.527           1.126           1,870,724
                                                               2001        1.000           1.527           1,558,759

   Investors Fund - Class I (4/98)                             2005        1.301           1.364             841,876
                                                               2004        1.198           1.301           1,246,041
                                                               2003        0.920           1.198           1,357,363
                                                               2002        1.214           0.920           1,382,902
                                                               2001        1.000           1.214           1,037,329

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        0.587           0.628              53,710
                                                               2004        0.560           0.587             110,868
                                                               2003        0.440           0.560              90,841
                                                               2002        0.587           0.440              71,936
                                                               2001        1.000           0.587                   -

   Convertible Securities Portfolio (5/98)                     2005        1.509           1.490             256,709
                                                               2004        1.442           1.509             256,429
                                                               2003        1.161           1.442             408,955
                                                               2002        1.268           1.161             484,977
                                                               2001        1.000           1.268             279,787

   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        2.130           2.357             162,180
                                                               2004        1.859           2.130             128,132

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
              PORTFOLIO NAME                                YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------             ----    -------------   -------------    ---------------
Disciplined Mid Cap Stock Portfolio (continued)             2003        1.412           1.859             129,069
                                                            2002        1.675           1.412             115,579
                                                            2001        1.000           1.675              60,704

Equity Income Portfolio (12/96)                             2005        1.796           1.847           2,679,097
                                                            2004        1.661           1.796           2,862,543
                                                            2003        1.287           1.661           2,428,341
                                                            2002        1.519           1.287           1,313,576
                                                            2001        1.000           1.519             841,328

Federated High Yield Portfolio (1/97)                       2005        1.453           1.466             224,395
                                                            2004        1.337           1.453             230,345
                                                            2003        1.110           1.337             249,967
                                                            2002        1.088           1.110             223,221
                                                            2001        1.000           1.088             142,360

Federated Stock Portfolio (1/97)                            2005        1.724           1.787              36,744
                                                            2004        1.585           1.724              42,108
                                                            2003        1.262           1.585              71,119
                                                            2002        1.589           1.262              58,964
                                                            2001        1.000           1.589              49,959

Large Cap Portfolio (12/96)                                 2005        1.424           1.523           2,173,741
                                                            2004        1.358           1.424           2,272,925
                                                            2003        1.107           1.358           2,003,732
                                                            2002        1.457           1.107             697,276
                                                            2001        1.000           1.457             580,647

MFS Emerging Growth Portfolio (12/96)                       2005        1.249           1.212                   -
                                                            2004        1.126           1.249              87,565
                                                            2003        0.886           1.126              87,948
                                                            2002        1.369           0.886              92,230
                                                            2001        1.000           1.369              89,035

MFS Mid Cap Growth Portfolio (4/98)                         2005        0.986           1.000             266,093
                                                            2004        0.878           0.986             292,440
                                                            2003        0.651           0.878             348,775
                                                            2002        1.293           0.651             359,238
                                                            2001        1.000           1.293              72,577

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   MFS Total Return Portfolio (1/97)                           2005        1.752           1.775             910,507
                                                               2004        1.597           1.752             977,824
                                                               2003        1.392           1.597           1,004,603
                                                               2002        1.493           1.392             892,719
                                                               2001        1.000           1.493             354,027

   Mondrian International Stock Portfolio (12/96)              2005        1.144           1.233             114,840
                                                               2004        1.004           1.144             108,573
                                                               2003        0.793           1.004             109,047
                                                               2002        0.926           0.793              91,836
                                                               2001        1.000           0.926              31,327

   Strategic Equity Portfolio (12/96)                          2005        1.393           1.399              93,671
                                                               2004        1.284           1.393             156,213
                                                               2003        0.984           1.284             176,023
                                                               2002        1.506           0.984             182,286
                                                               2001        1.000           1.506             118,014

   Travelers Quality Bond Portfolio (12/96)                    2005        1.398           1.399             388,238
                                                               2004        1.376           1.398             547,242
                                                               2003        1.306           1.376             579,498
                                                               2002        1.255           1.306             567,356
                                                               2001        1.000           1.255              84,704

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)             2005        0.896           0.985             978,542
                                                               2004        0.828           0.896           1,146,029
                                                               2003        0.626           0.828           1,190,396
                                                               2002        0.944           0.626           1,079,754
                                                               2001        1.000           0.944             149,550

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2005        0.962           0.997              67,385
                                                               2004        0.975           0.962              70,016
                                                               2003        0.671           0.975              65,037
                                                               2002        0.906           0.671              42,977
                                                               2001        1.000           0.906              11,243

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.206           1.235           7,572,323
                                                               2004        1.043           1.206           7,975,332
                                                               2003        0.811           1.043           7,388,884
                                                               2002        1.023           0.811           7,429,824
                                                               2001        1.000           1.023           5,630,049

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        0.578           0.612           2,913,754
                                                               2004        0.550           0.578           3,291,086
                                                               2003        0.440           0.550           3,887,086
                                                               2002        0.663           0.440           3,634,609
                                                               2001        1.000           0.663           2,877,751

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.011           1.161           4,280,283
                                                               2004        0.892           1.011           3,647,076
                                                               2003        0.707           0.892           2,833,494
                                                               2002        0.795           0.707           1,448,191
                                                               2001        1.000           0.795             812,432

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.475           1.713           1,536,520
                                                               2004        1.202           1.475           1,257,903
                                                               2003        0.883           1.202           1,033,765
                                                               2002        0.998           0.883             645,680
                                                               2001        1.000           0.998             422,120



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.






On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares and is no longer available as a funding option.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Funds - Class IB Share is no longer available to new contract owners.



Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new contract owners.





                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                    The Insurance Company
                    Principal Underwriter
                    Distribution and Principal Underwriting Agreement Valuation of Assets
                    Federal Tax Considerations
                    Independent Registered Public Accounting Firm
                    Condensed Financial Information
                    Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-06-07-10-11, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-06-07-10-11.


Name:    ___________________________________

Address: ___________________________________

         ___________________________________


Check Box:



[   ] MIC-Book-06-07-10-11



[   ] MLAC-Book-06-07-10-11

Book 07                                                              May 1, 2006

                      PREMIER ADVISERS ANNUITY PROSPECTUS:
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES



This prospectus describes PREMIER ADVISERS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


JANUS ASPEN SERIES (SERVICE SHARES)
   Forty Portfolio
   Mid Cap Value Portfolio
   Worldwide Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable High Yield Bond Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+
   Legg Mason Partners Variable Strategic Bond Portfolio+
MET INVESTORS SERIES TRUST (CLASS A)
   Neuberger Berman Real Estate Portfolio+
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS Total Return Portfolio - Class F+
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
   Emerging Markets Equity Portfolio
   Equity Growth Portfolio
   Global Value Equity Portfolio
   Mid Cap Growth Portfolio
   U.S. Mid Cap Value Portfolio
   Value Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
   Comstock Portfolio
   Emerging Growth Portfolio
   Enterprise Portfolio
   Government Portfolio
   Growth and Income Portfolio
VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio



--------------
+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "THE ANNUITY CONTRACT -- The Variable Funding Options" for more information.






*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract is not offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary...................................................................    3
Summary....................................................................    5
Fee Table..................................................................    8
Condensed Financial Information............................................   12
The Annuity Contract.......................................................   12
   Contract Owner Inquiries................................................   13
   Purchase Payments.......................................................   13
   Accumulation Units......................................................   13
   The Variable Funding Options............................................   14
The Fixed Account..........................................................   17
Charges and Deductions.....................................................   17
   General.................................................................   17
   Withdrawal Charge.......................................................   18
   Free Withdrawal Allowance...............................................   18
   Administrative Charges..................................................   18
   Mortality and Expense Risk Charge.......................................   19
   Variable Liquidity Benefit Charge.......................................   19
   Variable Funding Option Expenses........................................   19
   Premium Tax.............................................................   19
   Changes in Taxes Based Upon Premium or Value............................   19
Transfers..................................................................   19
   Market Timing/Excessive Trading.........................................   20
   Dollar Cost Averaging...................................................   21
Access to Your Money.......................................................   22
   Systematic Withdrawals..................................................   22
   Loans...................................................................   22
Ownership Provisions.......................................................   23
   Types of Ownership......................................................   23
      Contract Owner.......................................................   23
      Beneficiary..........................................................   23
      Annuitant............................................................   23
Death Benefit..............................................................   24
   Death Proceeds before the Maturity Date.................................   24
   Payment of Proceeds.....................................................   25
   Beneficiary Contract Continuance........................................   26

   Planned Death Benefit...................................................   26

   Death Proceeds after the Maturity Date..................................   27
The Annuity Period.........................................................   27

   Maturity Date...........................................................   27
   Allocation of Annuity...................................................   27
   Variable Annuity........................................................   27
   Fixed Annuity...........................................................   28

Payment Options............................................................   28
   Election of Options.....................................................   28
   Annuity Options.........................................................   29
   Income Options..........................................................   29
   Variable Liquidity Benefit..............................................   29
Miscellaneous Contract Provisions..........................................   30
   Right to Return.........................................................   30
   Termination.............................................................   30
   Required Reports........................................................   30
   Suspension of Payments..................................................   30
The Separate Accounts......................................................   30
   Performance Information.................................................   31
Federal Tax Considerations.................................................   31
   General Taxation of Annuities...........................................   31
   Types of Contracts: Qualified and Non-qualified.........................   32
   Qualified Annuity Contracts.............................................   32
      Taxation of Qualified Annuity Contracts..............................   32
      Mandatory Distributions for Qualified Plans..........................   32
   Non-qualified Annuity Contracts.........................................   33
      Diversification Requirements for Variable Annuities..................   33
      Ownership of the Investments.........................................   33
      Taxation of Death Benefit Proceeds...................................   34
   Other Tax Considerations................................................   34
      Treatment of Charges for Optional Benefits...........................   34
      Penalty Tax for Premature Distribution...............................   34
      Puerto Rico Tax Considerations.......................................   34
      Non-Resident Aliens..................................................   34
Other Information..........................................................   35
   The Insurance Companies.................................................   35
   Financial Statements....................................................   35
   Distribution of Variable Annuity Contracts..............................   35
   Conformity with State and Federal Laws..................................   37
   Voting Rights...........................................................   37
   Restrictions on Financial Transactions..................................   37
   Legal Proceedings.......................................................   37
Appendix A: Condensed Financial Information for MetLife of CT Fund ABD for
   Variable Annuities .....................................................   A-1
Appendix B: Condensed Financial Information for MetLife of CT Fund ABD II
   for Variable Annuities .................................................   B-1
Appendix C: The Fixed Account..............................................   C-1
Appendix D: Contents of the Statement of Additional Information:...........   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                            PREMIER ADVISERS ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.



The Contract is not offered to new purchasers.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.




CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity Contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current Contract. You may have to pay a surrender charge under your current Contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current Contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another Contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)

VARIABLE LIQUIDITY BENEFIT CHARGE........................................................   6%(2)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..........................................................   $30(3)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge.....................................................            1.25%
Administrative Expense Charge.........................................................            0.15%
                                                                                                  ----
      Total Annual Separate Account Charges...........................................            1.40%

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

        YEARS SINCE PURCHASE PAYMENT MADE
        ---------------------------------
GREATER THAN OR EQUAL TO           BUT LESS THAN              WITHDRAWAL CHARGE
------------------------           -------------              -----------------
         0 years                      2 years                        6%
         2 years                      4 years                        5%
         4 years                      5 years                        4%
         5 years                      6 years                        3%
         6 years                      7 years                        2%
         7+ years                                                    0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT
      ------------------------------------
GREATER THAN OR EQUAL TO           BUT LESS THAN              WITHDRAWAL CHARGE
------------------------           -------------              -----------------
         0 years                      2 years                        6%
         2 years                      4 years                        5%
         4 years                      5 years                        4%
         5 years                      6 years                        3%
         6 years                      7 years                        2%
        7 + years                                                    0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                       MINIMUM            MAXIMUM
                                                                                       -------            -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                                   0.42%              1.66%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                    DISTRIBUTION                            CONTRACTUAL FEE    NET TOTAL
                                                       AND/OR                 TOTAL ANNUAL       WAIVER         ANNUAL
                                       MANAGEMENT  SERVICE(12B-1)   OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                           FEE          FEES       EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
----------------                           ---          ----       --------     --------     -------------    ----------
JANUS ASPEN SERIES (SERVICE SHARES)
   Forty Portfolio*                       0.64%        0.25%        0.03%        0.92%             --               0.92%
   Mid Cap Value Portfolio*               0.64%        0.25%        0.33%        1.22%             --               1.22%(1)
   Worldwide Growth Portfolio*            0.60%        0.25%        0.01%        0.86%             --               0.86%(1)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (CLASS I)
   Legg Mason Partners Variable All
      Cap Portfolio                       0.75%          --         0.07%        0.82%             --               0.82%
   Legg Mason Partners Variable High
      Yield Bond Portfolio                0.80%          --         0.30%        1.10%             --               1.10%(2)
   Legg Mason Partners Variable
      Investors Portfolio                 0.65%          --         0.06%        0.71%             --               0.71%
   Legg Mason Partners Variable Small
      Cap Growth Portfolio                0.75%          --         0.22%        0.97%             --               0.97%
   Legg Mason Partners Variable
      Strategic Bond Portfolio            0.65%          --         0.20%        0.85%             --               0.85%(2)
MET INVESTORS SERIES TRUST (CLASS A)
   Neuberger Berman Real Estate
      Portfolio                           0.67%          --         0.03%        0.70%             --               0.70%
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio -
      Class A                             0.35%          --         0.07%        0.42%           0.01%              0.41%(3)
   FI Large Cap Portfolio - Class A       0.80%          --         0.06%        0.86%             --               0.86%(4)
   FI Value Leaders Portfolio - Class
      D*                                  0.66%        0.10%        0.07%        0.83%             --               0.83%
   MFS Total Return Portfolio - Class
      F*                                  0.57%        0.20%        0.16%        0.93%             --               0.93%(5)

THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC. (CLASS I)
   Emerging Markets Equity Portfolio      1.25%          --         0.41%        1.66%             --               1.66%
   Equity Growth Portfolio                0.50%          --         0.33%        0.83%             --               0.83%
   Global Value Equity Portfolio          0.67%          --         0.35%        1.02%             --               1.02%
   Mid Cap Growth Portfolio               0.75%          --         0.34%        1.09%             --               1.09%
   U.S. Mid Cap Value Portfolio           0.72%          --         0.29%        1.01%             --               1.01%
   Value Portfolio                        0.55%          --         0.37%        0.92%             --               0.92%
VAN KAMPEN LIFE INVESTMENT TRUST
   (CLASS I)
   Comstock Portfolio                     0.56%          --         0.03%        0.59%             --               0.59%
   Emerging Growth Portfolio              0.70%          --         0.07%        0.77%             --               0.77%
   Enterprise Portfolio                   0.50%          --         0.18%        0.68%             --               0.68%
   Government Portfolio                   0.50%          --         0.14%        0.64%             --               0.64%
   Growth and Income Portfolio            0.57%          --         0.04%        0.61%             --               0.61%
VARIABLE INSURANCE PRODUCTS FUND
   (SERVICE CLASS 2)
   VIP Contrafund(R) Portfolio*           0.57%        0.25%        0.09%        0.91%             --               0.91%
   VIP Mid Cap Portfolio*                 0.57%        0.25%        0.12%        0.94%             --               0.94%



--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) Effective February 1, 2006 for Mid Cap Value Portfolio and Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(2) Management fees in the table have been restated to reflect a new management fee schedule that became effective on October 1, 2005.



(3) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(4) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(5) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



                                             IF CONTRACT IS SURRENDERED
                                                AT THE END OF PERIOD         IF CONTRACT IS NOT SURRENDERED OR
                                                  OF PERIOD SHOWN:              ANNUITIZED AT THE END SHOWN:
                                         ----------------------------------  ----------------------------------
FUNDING OPTION                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------                           ------  -------  -------  --------  ------  -------  -------  --------
Underlying Fund with Maximum Total
  Annual Operating Expenses............   $912    $1,453   $2,017   $3,385    $312     $953    $1,617   $3,385
Underlying Fund with Minimum
  Total Annual Operating Expenses......   $788    $1,081   $1,399   $2,162    $188     $581    $  999   $2,162


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Premier Advisers Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date.

The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contracts are not offered to new purchasers.



Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


FUNDING                                                           INVESTMENT                                 INVESTMENT
OPTION                                                            OBJECTIVE                              ADVISER/SUBADVISER
------                                                            ---------                              ------------------
JANUS ASPEN SERIES (SERVICE SHARES)
   Forty Portfolio                         Seeks long-term growth of capital.                 Janus Capital Management LLC
   Mid Cap Value Portfolio                 Seeks capital appreciation.                        Janus Capital Management LLC
   Worldwide Growth Portfolio              Seeks long-term growth of capital in a manner      Janus Capital Management LLC
                                           consistent with the preservation of capital.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
   I, INC.(CLASS I)
   Legg Mason Partners Variable All Cap    Seeks capital appreciation.                        Salomon Brothers Asset Management Inc
      Portfolio
   Legg Mason Partners Variable High       Seeks total return, consistent with the            Salomon Brothers Asset Management Inc
      Yield Bond Portfolio                 preservation of capital.
   Legg Mason Partners Variable Investors  Seeks long-term growth of capital. Secondarily     Salomon Brothers Asset Management Inc
      Portfolio                            seeks current income.
   Legg Mason Partners Variable Small Cap  Seeks long-term growth of capital.                 Salomon Brothers Asset Management Inc
      Growth Portfolio
   Legg Mason Partners Variable Strategic  Seeks to maximize total return consistent with     Salomon Brothers Asset Management Inc
      Bond Portfolio                       the preservation of capital.
MET INVESTORS SERIES TRUST (CLASS A)
   Neuberger Berman Real Estate Portfolio  Seeks to provide total return through              Met Investors Advisory LLC
                                           investment in real estate securities,              Subadviser: Neuberger
                                           emphasizing both capital appreciation and          Berman Management, Inc.
                                           current income
METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio -      Seeks a high level of current income consistent    MetLife Advisers, LLC
      Class A                              with preservation of capital.                      Subadviser: BlackRock Advisors, Inc.
   FI Large Cap Portfolio - Class A        Seeks long-term growth of capital.                 MetLife Advisers, LLC
                                                                                              Subadviser: Fidelity Management &
                                                                                              Research Company
   FI Value Leaders Portfolio - Class D    Seeks long-term growth of capital.                 MetLife Advisers, LLC
                                                                                              Subadviser: Fidelity Management &
                                                                                              Research Company
   MFS Total Return Portfolio - Class F    Seeks a favorable total return through             MetLife Advisers, LLC
                                           investment in a diversified portfolio.             Subadviser: Massachusetts Financial
                                                                                              Services Company
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   (CLASS I)
   Emerging Markets Equity Portfolio       Seeks long-term capital appreciation by            Morgan Stanley Investment Management
                                           investing primarily in growth oriented securities  Inc.
                                           of issuers in emerging market countries.
   Equity Growth Portfolio                 Seeks long-term capital appreciation by            Morgan Stanley Investment Management
                                           investing primarily in growth-oriented equity      Inc.
                                           securities of large-capitalization companies.
   Global Value Equity Portfolio           Seeks long-term capital appreciation by            Morgan Stanley Investment Management
                                           investing primarily in equity securities of        Inc.
                                           issuers throughout the world, including U.S.
                                           issuers.
   Mid Cap Growth Portfolio                Seeks long-term capital growth by investing in     Morgan Stanley Investment Management
                                           common stocks and other equity securities.         Inc.
   U.S. Mid Cap Value Portfolio            Seeks long-term capital appreciation. The Fund     Morgan Stanley Investment Management
                                           normally invests in common stocks and other        Inc.
                                           equity securities of growth-oriented mid cap
                                           companies.
   Value Portfolio                         Seeks above-average total return over a market     Morgan Stanley Investment Management
                                           cycle of three to five years by investing          Inc.
                                           primarily in a portfolio of common stocks and
                                           other equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
   (CLASS I)
   Comstock Portfolio                      Seeks capital growth and income through            Van Kampen Asset Management
                                           investments in equity securities, including
                                           common stocks, preferred stocks and securities
                                           convertible into common and preferred stocks.
   Emerging Growth Portfolio               Seeks capital appreciation.                        Van Kampen Asset Management
   Enterprise Portfolio                    Seeks capital appreciation through investments     Van Kampen Asset Management
                                           in securities believed by the portfolio's
                                           investment adviser to have above-average
                                           potential for capital appreciation.
   Government Portfolio                    Seeks to provide investors with high current       Van Kampen Asset Management
                                           return consistent with preservation of capital.
   Growth and Income Portfolio             Seeks long-term growth of capital and income.      Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   (SERVICE CLASS 2)
   VIP Contrafund(R) Portfolio             Seeks long-term capital appreciation.              Fidelity Management & Research
                                                                                              Company
   VIP Mid Cap Portfolio                   Seeks long-term growth of capital.                 Fidelity Management & Research
                                                                                              Company

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



                 FORMER NAME                                     NEW NAME
                 -----------                                     --------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.    LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                   Legg Mason Partners Variable All Cap Portfolio
   High Yield Bond Fund                           Legg Mason Partners Variable High Yield Bond Portfolio
   Investors Fund                                 Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                          Legg Mason Partners Variable Small Cap Growth Portfolio
   Strategic Bond Fund                            Legg Mason Partners Variable Strategic Bond Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



  FORMER UNDERLYING FUND                         NEW UNDERLYING FUND
  ----------------------                         -------------------
THE TRAVELERS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                       FI Value Leaders Portfolio
   Large Cap Portfolio                           FI Large Cap Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.



    FORMER UNDERLYING FUND                         NEW UNDERLYING FUND
    ----------------------                         -------------------
JANUS ASPEN SERIES                             METROPOLITAN SERIES FUND, INC.
   Balanced Portfolio                             MFS Total Return Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.        MET INVESTORS SERIES TRUST
   U.S. Real Estate Securities Portfolio          Neuberger Berman Real Estate Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               METROPOLITAN SERIES FUND, INC.
   Money Market Portfolio                         BlackRock Money Market Portfolio


                                  FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.




The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

        YEARS SINCE PURCHASE PAYMENT MADE
        ---------------------------------
GREATER THAN OR EQUAL TO           BUT LESS THAN               WITHDRAWAL CHARGE
------------------------           -------------               -----------------
         0 years                      2 years                          6%
         2 years                      4 years                          5%
         4 years                      5 years                          4%
         5 years                      6 years                          3%
         6 years                      7 years                          2%
        7+ years                                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      - if an income option of at least five year's duration is begun after the first Contract Year

      - due to a minimum distribution under our minimum distribution rules then in effect

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually . We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT
GREATER THAN OR EQUAL TO            BUT LESS THAN               WITHDRAWAL CHARGE
------------------------            -------------               -----------------
        0 years                        2 years                          6%
        2 years                        4 years                          5%
        4 years                        5 years                          4%
        5 years                        6 years                          3%
        6 years                        7 years                          2%
        7+ years                                                        0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Janus Aspen Series Worldwide Growth Portfolio, Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio, Universal Institutional Funds Emerging Markets Equity Portfolio and Universal Institutional Funds Global Value Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant and

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

      (3)   the step-up value (if any, as described below)

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals

STEP-UP VALUE. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.


PARTIAL SURRENDER REDUCTIONS. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.


For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new step-up value would be $50,000 - $9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new step-up value would be $50,000 - $16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                       MANDATORY
 BEFORE THE MATURITY DATE,     THE COMPANY WILL                                                       PAYOUT RULES
 UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS. . .                                    APPLY*
OWNER (WHO IS NOT THE          The beneficiary (ies), or  Unless the beneficiary elects to         Yes
ANNUITANT) (WITH NO JOINT      if none, to the            continue the Contract rather than
OWNER)                         Contract Owner's           receive the distribution.
                               estate.

OWNER (WHO IS THE ANNUITANT)   The beneficiary (ies), or  Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)          if none, to the            continue the Contract rather than
                               Contract Owner's           receive the distribution.
                               estate.

JOINT OWNER (WHO IS NOT THE    The surviving joint        Unless the surviving joint owner         Yes
ANNUITANT)                     owner.                     elects to continue the Contract
                                                          rather than receive the distribution.

JOINT OWNER (WHO IS THE        The beneficiary(ies), or   Unless the beneficiary elects to         Yes
ANNUITANT)                     if none, to the            continue the Contract rather than
                               surviving joint owner.     receive the distribution.

ANNUITANT (WHO IS NOT THE      The beneficiary (ies), or  Unless the beneficiary elects to         Yes
CONTRACT OWNER)                if none, to the            continue the Contract rather than
                               Contract Owner.            receive the distribution.

                                                          But, if there is a Contingent
                                                          Annuitant, then the Contingent
                                                          Annuitant becomes the Annuitant
                                                          and the Contract continues in effect
                                                          (generally using the original
                                                          Maturity Date). The proceeds will
                                                          then be paid upon the death of the
                                                          Contingent Annuitant or owner.

ANNUITANT (WHO IS THE          See death of "owner                                                 Yes
CONTRACT OWNER)                who is the Annuitant"
                               above.

ANNUITANT (WHERE OWNER IS A    The beneficiary (ies) or                                            Yes (Death of
NONNATURAL ENTITY/TRUST)       if none, to the owner.                                              Annuitant is treated
                                                                                                   as death of the
                                                                                                   owner in these
                                                                                                   circumstances.)

BENEFICIARY                    No death proceeds are                                               N/A
                               payable; Contract
                               continues.

CONTINGENT BENEFICIARY         No death proceeds are                                               N/A
                               payable; Contract
                               continues.

                               QUALIFIED CONTRACTS

                                                                                                     MANDATORY
BEFORE THE MATURITY DATE,      THE COMPANY WILL                                                    PAYOUT RULES
  UPON THE DEATH OF THE        PAY THE PROCEEDS TO:       UNLESS. . .                                 APPLY*
OWNER/ANNUITANT                The beneficiary (ies), or  Unless the beneficiary elects to         Yes
                               if none, to the            continue the Contract rather than
                               Contract Owner's           receive a distribution.
                               estate.

BENEFICIARY                    No death proceeds are                                               N/A
                               payable; Contract
                               continues.

CONTINGENT BENEFICIARY         No death proceeds are                                               N/A
                               payable; Contract
                               continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as the planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).



At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In some states we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAs



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATION (if available under your Contract): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.





                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal

Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contract to new purchasers, but it continues to accept Purchase Payments from existing customers.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and MLIDLLC to offer the Contracts. See the "Statement of Additional Information DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife

Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value Information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------         ----    -------------   -------------       ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.004           1.066              10,647,659
                                                               2004        0.941           1.004              12,240,173
                                                               2003        0.839           0.941              14,072,516
                                                               2002        0.911           0.839              14,830,766
                                                               2001        0.972           0.911              13,475,207

   Forty Portfolio - Service Shares (5/00)                     2005        0.768           0.853                 578,607
                                                               2004        0.660           0.768                 572,316
                                                               2003        0.557           0.660                 662,080
                                                               2002        0.672           0.557                 710,089
                                                               2001        0.872           0.672                 615,886

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.560           1.693                  87,514
                                                               2004        1.343           1.560                 116,813
                                                               2003        1.000           1.343                 128,204

   Worldwide Growth Portfolio - Service Shares (12/00)         2005        0.561           0.584              10,682,752
                                                               2004        0.544           0.561              12,214,595
                                                               2003        0.446           0.544              13,388,686
                                                               2002        0.609           0.446              15,628,276
                                                               2001        0.798           0.609              16,824,804

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.655           1.698              10,354,574
                                                               2004        1.549           1.655              11,436,639
                                                               2003        1.130           1.549              11,935,706
                                                               2002        1.529           1.130              11,108,929
                                                               2001        1.522           1.529               5,065,288
                                                               2000        1.305           1.522                 907,328
                                                               1999        1.084           1.305                 216,465
                                                               1998        1.000           1.084                  55,964

   High Yield Bond Fund - Class I (5/98)                       2005        1.497           1.533                 365,223
                                                               2004        1.367           1.497                 464,878

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR          END OF YEAR          END OF YEAR
----------------------------------------------                 ----    -------------    -------------       ---------------
   High Yield Bond Fund - Class I  (continued)                 2003        1.116            1.367                455,322
                                                               2002        1.055            1.116                354,505
                                                               2001        1.017            1.055                421,112
                                                               2000        1.032            1.017                319,825
                                                               1999        0.991            1.032                208,039
                                                               1998        1.000            0.991                117,685

   Investors Fund - Class I (4/98)                             2005        1.311            1.377             15,084,411
                                                               2004        1.204            1.311             17,246,134
                                                               2003        0.923            1.204             18,513,035
                                                               2002        1.216            0.923             19,285,142
                                                               2001        1.287            1.216             15,853,833
                                                               2000        1.132            1.287              7,090,936
                                                               1999        1.029            1.132              3,905,967
                                                               1998        1.000            1.029              1,764,644

   Small Cap Growth Fund - Class I (5/00)                      2005        0.969            1.002              1,217,569
                                                               2004        0.853            0.969              1,642,854
                                                               2003        0.581            0.853              2,003,014
                                                               2002        0.903            0.581              1,607,181
                                                               2001        0.987            0.903              1,517,383

   Strategic Bond Fund - Class I (5/98)                        2005        1.443            1.458              1,026,955
                                                               2004        1.372            1.443              1,081,101
                                                               2003        1.229            1.372              1,150,712
                                                               2002        1.145            1.229              1,123,744
                                                               2001        1.086            1.145                914,232
                                                               2000        1.026            1.086                624,887
                                                               1999        1.037            1.026                344,250
                                                               1998        1.000            1.037                127,127

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.810            1.864             19,336,704
                                                               2004        1.670            1.810             22,752,381
                                                               2003        1.291            1.670             24,652,637
                                                               2002        1.521            1.291             25,581,166
                                                               2001        1.652            1.521             27,130,603
                                                               2000        1.535            1.652             22,535,737

   Large Cap Portfolio (12/96)                                 2005        1.435            1.538             14,843,563
                                                               2004        1.366            1.435             17,524,614

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------          ----    -------------    -------------      ---------------
   Large Cap Portfolio  (continued)                            2003        1.111            1.366             19,563,576
                                                               2002        1.459            1.111             21,047,983
                                                               2001        1.790            1.459             24,478,964
                                                               2000        2.123            1.790             22,306,844

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio - Class I (5/98)          2005        1.320            1.743                422,202
                                                               2004        1.087            1.320                439,202
                                                               2003        0.737            1.087                474,608
                                                               2002        0.820            0.737                360,817
                                                               2001        0.889            0.820                359,559
                                                               2000        1.484            0.889                309,348
                                                               1999        0.769            1.484                238,502
                                                               1998        1.000            0.769                 27,410

   Equity Growth Portfolio - Class I (5/00)                    2005        0.641            0.732              1,245,494
                                                               2004        0.603            0.641              1,341,533
                                                               2003        0.490            0.603              1,515,009
                                                               2002        0.688            0.490              1,471,505
                                                               2001        0.823            0.688              1,122,971

   Global Value Equity Portfolio - Class I (5/98)              2005        1.196            1.248                957,392
                                                               2004        1.068            1.196                990,539
                                                               2003        0.840            1.068              1,043,388
                                                               2002        1.025            0.840              1,131,407
                                                               2001        1.000            1.025              1,261,854
                                                               2001        1.118            1.000                      -
                                                               2000        1.017            1.118                922,022
                                                               1999        0.991            1.017                508,044
                                                               1998        0.973            0.991                163,749

   Mid Cap Growth Portfolio - Class I (5/00)                   2005        0.683            0.792                865,513
                                                               2004        0.569            0.683                905,408
                                                               2003        0.407            0.569                987,307
                                                               2002        0.600            0.407              1,131,038
                                                               2001        0.861            0.600              1,118,232

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.441            1.596                865,904
                                                               2004        1.275            1.441              1,021,502
                                                               2003        0.914            1.275              1,154,921
                                                               2002        1.288            0.914              1,337,465

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR          END OF YEAR
----------------------------------------------------           ----    -------------    -------------       ---------------
   Mid Cap Value Portfolio - Class I  (continued)              2001        1.348            1.288              1,390,184
                                                               2000        1.235            1.348                859,060
                                                               1999        1.042            1.235                818,991
                                                               1998        1.000            1.042                219,618

   Technology Portfolio - Class I (5/00)                       2005        0.235            0.231                841,734
                                                               2004        0.242            0.235              1,156,951
                                                               2003        0.166            0.242              1,339,529
                                                               2002        0.330            0.166              1,840,625
                                                               2001        0.654            0.330              1,926,762

   U.S. Real Estate Portfolio - Class I (10/98)                2005        2.113            2.439                328,630
                                                               2004        1.571            2.113                379,765
                                                               2003        1.158            1.571                535,220
                                                               2002        1.184            1.158                480,808
                                                               2001        1.093            1.184                478,734
                                                               2000        0.866            1.093                138,149
                                                               1999        0.909            0.866                105,964
                                                               1998        0.865            0.909                 66,511

   Value Portfolio - Class I (5/98)                            2005        1.249            1.288              1,118,021
                                                               2004        1.075            1.249              1,373,932
                                                               2003        0.813            1.075              1,494,933
                                                               2002        1.059            0.813              1,728,646
                                                               2001        1.050            1.059              1,653,571
                                                               2000        0.852            1.050                938,077
                                                               1999        0.880            0.852                853,765
                                                               1998        1.000            0.880                258,345

Van Kampen Life Investment Trust
   Comstock Portfolio - Class I Shares (5/99)                  2005        1.347            1.386                414,103
                                                               2004        1.160            1.347                354,009
                                                               2003        0.898            1.160                346,971
                                                               2002        1.128            0.898                360,360
                                                               2001        1.173            1.128                384,749
                                                               2000        0.916            1.173                272,114
                                                               1999        1.000            0.916                 65,606

   Emerging Growth Portfolio - Class I Shares (6/98)           2005        1.281            1.364                525,228
                                                               2004        1.214            1.281                618,881
                                                               2003        0.967            1.214                698,741

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
----------------------------------------------------------     ----    -------------    -------------       ---------------
   Emerging Growth Portfolio - Class I Shares  (continued)     2002        1.452            0.967                881,610
                                                               2001        2.150            1.452              1,085,722
                                                               2000        2.426            2.150              1,080,269
                                                               1999        1.204            2.426                483,237
                                                               1998        1.000            1.204                 27,189

   Enterprise Portfolio - Class I Shares (7/98)                2005        0.788            0.840                670,537
                                                               2004        0.768            0.788                927,896
                                                               2003        0.619            0.768                992,693
                                                               2002        0.888            0.619              1,203,650
                                                               2001        1.132            0.888              1,430,647
                                                               2000        1.344            1.132              1,563,368
                                                               1999        1.083            1.344                953,537
                                                               1998        1.000            1.083                233,972

   Government Portfolio - Class I Shares (10/98)               2005        1.305            1.333                776,879
                                                               2004        1.271            1.305                951,033
                                                               2003        1.266            1.271              1,195,094
                                                               2002        1.172            1.266              1,730,223
                                                               2001        1.111            1.172                580,913
                                                               2000        1.003            1.111                488,214
                                                               1999        1.052            1.003                333,180
                                                               1998        1.000            1.052                347,758

   Growth and Income Portfolio - Class I Shares (6/98)         2005        1.505            1.633                921,752
                                                               2004        1.335            1.505              1,079,607
                                                               2003        1.057            1.335              1,137,611
                                                               2002        1.254            1.057              1,239,684
                                                               2001        1.350            1.254              1,513,888
                                                               2000        1.147            1.350              1,663,683
                                                               1999        1.030            1.147              1,105,415
                                                               1998        1.000            1.030                292,761

   Money Market Portfolio - Class I Shares (5/98)              2005        1.109            1.123              1,375,543
                                                               2004        1.115            1.109              1,485,737
                                                               2003        1.125            1.115              1,690,655
                                                               2002        1.127            1.125              2,226,422
                                                               2001        1.102            1.127              2,230,550
                                                               2000        1.055            1.102              1,706,894

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR         END OF YEAR          END OF YEAR
-------------------------------------------------------        ----    -------------    -------------       ---------------
   Money Market Portfolio - Class I Shares  (continued)        1999        1.023            1.055                545,168
                                                               1998        1.000            1.023                637,874

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.019            1.172             14,262,420
                                                               2004        0.897            1.019             10,841,489
                                                               2003        0.710            0.897             10,150,010
                                                               2002        0.796            0.710              9,701,628
                                                               2001        0.923            0.796              8,023,592

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.486            1.729              8,136,691
                                                               2004        1.209            1.486              7,053,117
                                                               2003        0.887            1.209              6,373,888
                                                               2002        0.999            0.887              5,310,526
                                                               2001        1.050            0.999              1,727,443



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio - Service Shares changed its name to Janus Aspen Series Forty Portfolio - Service Shares.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value Information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------    -------------      ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.004            1.066             12,042,861
                                                               2004        0.941            1.004             13,862,916
                                                               2003        0.839            0.941             15,303,712
                                                               2002        0.911            0.839             15,615,584
                                                               2001        0.972            0.911             12,635,819

   Forty Portfolio - Service Shares (7/00)                     2005        0.768            0.853              2,943,382
                                                               2004        0.660            0.768              2,819,561
                                                               2003        0.557            0.660              3,033,406
                                                               2002        0.672            0.557              3,211,262
                                                               2001        0.872            0.672              2,849,671

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.560            1.693                407,696
                                                               2004        1.343            1.560                425,077
                                                               2003        1.000            1.343                514,550

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.561            0.584             13,400,923
                                                               2004        0.544            0.561             16,410,151
                                                               2003        0.446            0.544             19,761,719
                                                               2002        0.609            0.446             22,039,418
                                                               2001        0.798            0.609             22,841,930

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.655            1.698             12,540,421
                                                               2004        1.549            1.655             14,334,230
                                                               2003        1.130            1.549             14,439,056
                                                               2002        1.529            1.130             14,322,306
                                                               2001        1.522            1.529             12,398,140
                                                               2000        1.305            1.522              5,750,512
                                                               1999        1.084            1.305              2,802,945
                                                               1998        1.000            1.084              1,220,503

   High Yield Bond Fund - Class I (5/98)                       2005        1.497            1.533              3,145,687
                                                               2004        1.367            1.497              3,553,979

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR         YEAR         END OF YEAR         END OF YEAR
----------------------------------------------                 ----    -------------    -------------      ---------------
   High Yield Bond Fund - Class I  (continued)                 2003        1.116            1.367              3,858,963
                                                               2002        1.055            1.116              3,974,358
                                                               2001        1.017            1.055              3,941,691
                                                               2000        1.032            1.017              3,132,176
                                                               1999        0.991            1.032              3,085,254
                                                               1998        1.000            0.991              2,965,625

   Investors Fund - Class I (4/98)                             2005        1.311            1.377             14,063,167
                                                               2004        1.204            1.311             16,356,631
                                                               2003        0.923            1.204             18,163,714
                                                               2002        1.216            0.923             19,758,109
                                                               2001        1.287            1.216             19,646,073
                                                               2000        1.132            1.287             12,889,045
                                                               1999        1.029            1.132              8,670,638
                                                               1998        1.000            1.029              3,232,444

   Small Cap Growth Fund - Class I (5/00)                      2005        0.969            1.002              5,020,579
                                                               2004        0.853            0.969              5,707,331
                                                               2003        0.581            0.853              6,425,059
                                                               2002        0.903            0.581              5,433,438
                                                               2001        0.987            0.903              4,642,573

   Strategic Bond Fund - Class I (5/98)                        2005        1.443            1.458              6,597,214
                                                               2004        1.372            1.443              7,493,182
                                                               2003        1.229            1.372              8,867,700
                                                               2002        1.145            1.229              9,223,742
                                                               2001        1.086            1.145              7,447,350
                                                               2000        1.026            1.086              4,817,402
                                                               1999        1.037            1.026              3,695,681
                                                               1998        1.000            1.037              1,887,776

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.810            1.864             23,418,224
                                                               2004        1.670            1.810             28,399,295
                                                               2003        1.291            1.670             31,475,807
                                                               2002        1.521            1.291             34,048,348
                                                               2001        1.652            1.521             37,812,927
                                                               2000        1.535            1.652                      -

   Large Cap Portfolio (12/96)                                 2005        1.435            1.538             16,715,712
                                                               2004        1.366            1.435             20,122,965

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------          ----    -------------    -------------      ---------------
   Large Cap Portfolio  (continued)                            2003        1.111            1.366             23,324,386
                                                               2002        1.459            1.111             27,044,542
                                                               2001        1.790            1.459             31,933,410
                                                               2000        2.123            1.790             34,231,283

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio - Class I (5/98)          2005        1.320            1.743              2,489,994
                                                               2004        1.087            1.320              2,552,056
                                                               2003        0.737            1.087              2,705,882
                                                               2002        0.820            0.737              2,858,356
                                                               2001        0.889            0.820              3,202,246
                                                               2000        1.484            0.889              2,933,453
                                                               1999        0.769            1.484              1,187,791
                                                               1998        1.000            0.769                325,885

   Equity Growth Portfolio - Class I (5/00)                    2005        0.641            0.732              4,454,022
                                                               2004        0.603            0.641              4,784,449
                                                               2003        0.490            0.603              5,388,525
                                                               2002        0.688            0.490              5,699,969
                                                               2001        0.823            0.688              5,808,229

   Global Value Equity Portfolio - Class I (5/98)              2005        1.196            1.248              8,918,279
                                                               2004        1.068            1.196              9,140,860
                                                               2003        0.840            1.068              8,860,358
                                                               2002        1.025            0.840              8,455,101
                                                               2001        1.000            1.025              8,990,510
                                                               2001        1.118            1.000                      -
                                                               2000        1.017            1.118              7,845,996
                                                               1999        0.991            1.017              4,937,653
                                                               1998        1.000            0.991              2,791,215

   Mid Cap Growth Portfolio - Class I (5/00)                   2005        0.683            0.792              5,859,271
                                                               2004        0.569            0.683              6,724,903
                                                               2003        0.407            0.569              7,412,502
                                                               2002        0.600            0.407              7,622,040
                                                               2001        0.861            0.600              7,985,971

   Mid Cap Value Portfolio - Class I (5/98)                    2005        1.441            1.596              8,014,319
                                                               2004        1.275            1.441              9,723,982
                                                               2003        0.914            1.275             10,712,032
                                                               2002        1.288            0.914             11,612,662

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR         YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------           ----    -------------    -------------      ---------------
   Mid Cap Value Portfolio - Class I  (continued)              2001        1.348            1.288             12,284,770
                                                               2000        1.235            1.348              9,721,232
                                                               1999        1.042            1.235              5,752,898
                                                               1998        1.000            1.042              3,208,568

   Technology Portfolio - Class I (5/00)                       2005        0.235            0.231              7,863,792
                                                               2004        0.242            0.235              8,801,098
                                                               2003        0.166            0.242              9,251,977
                                                               2002        0.330            0.166             11,141,281
                                                               2001        0.654            0.330             12,911,565
                                                               2000        1.000            0.654              8,223,281

   U.S. Real Estate Portfolio - Class I (5/98)                 2005        2.113            2.439              2,353,839
                                                               2004        1.571            2.113              2,646,648
                                                               2003        1.158            1.571              3,061,310
                                                               2002        1.184            1.158              3,294,235
                                                               2001        1.093            1.184              3,245,254
                                                               2000        0.866            1.093              2,626,035

   Value Portfolio - Class I (5/98)                            2005        1.249            1.288              9,540,783
                                                               2004        1.075            1.249             10,748,230
                                                               2003        0.813            1.075             11,279,463
                                                               2002        1.059            0.813             12,016,877
                                                               2001        1.050            1.059             12,306,001
                                                               2000        0.852            1.050              9,127,020
                                                               1999        0.880            0.852              6,166,448
                                                               1998        1.000            0.880              2,812,523

Van Kampen Life Investment Trust
   Comstock Portfolio - Class I Shares (5/99)                  2005        1.347            1.386              3,475,693
                                                               2004        1.160            1.347              3,652,141
                                                               2003        0.898            1.160              3,293,740
                                                               2002        1.128            0.898              3,145,076
                                                               2001        1.173            1.128              3,175,023
                                                               2000        0.916            1.173              2,259,815
                                                               1999        1.000            0.916                592,847

   Emerging Growth Portfolio - Class I Shares (5/98)           2005        1.281            1.364              5,869,498
                                                               2004        1.214            1.281              6,655,088
                                                               2003        0.967            1.214              7,290,958
                                                               2002        1.452            0.967              8,168,531

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                        YEAR         YEAR         END OF YEAR         END OF YEAR
-------------------------------------------------------     ----    -------------    -------------      ---------------
Emerging Growth Portfolio - Class I Shares  (continued)     2001        2.150            1.452              9,617,726
                                                            2000        2.426            2.150             10,070,879
                                                            1999        1.204            2.426              4,454,847
                                                            1998        1.000            1.204              1,147,906

Enterprise Portfolio - Class I Shares (5/98)                2005        0.788            0.840              7,011,089
                                                            2004        0.768            0.788              8,517,872
                                                            2003        0.619            0.768              9,561,484
                                                            2002        0.888            0.619             10,974,877
                                                            2001        1.132            0.888             13,325,467
                                                            2000        1.344            1.132             14,493,536
                                                            1999        1.083            1.344              6,294,366
                                                            1998        1.000            1.083              1,807,065

Government Portfolio - Class I Shares (5/98)                2005        1.305            1.333              4,539,630
                                                            2004        1.271            1.305              5,214,733
                                                            2003        1.266            1.271              6,354,516
                                                            2002        1.172            1.266              8,077,581
                                                            2001        1.111            1.172              3,329,608
                                                            2000        1.003            1.111              2,405,941
                                                            1999        1.052            1.003              1,781,637
                                                            1998        1.000            1.052                754,724

Growth and Income Portfolio - Class I Shares (5/98)         2005        1.505            1.633              8,650,572
                                                            2004        1.335            1.505             10,021,350
                                                            2003        1.057            1.335             10,288,883
                                                            2002        1.254            1.057             11,033,781
                                                            2001        1.350            1.254             12,134,238
                                                            2000        1.147            1.350             10,991,961
                                                            1999        1.030            1.147              6,242,006
                                                            1998        1.000            1.030              2,274,752

Money Market Portfolio - Class I Shares (5/98)              2005        1.109            1.123              3,114,503
                                                            2004        1.115            1.109              4,574,264
                                                            2003        1.125            1.115              5,728,263
                                                            2002        1.127            1.125              7,145,521
                                                            2001        1.102            1.127              9,461,724
                                                            2000        1.055            1.102              5,786,461
                                                            1999        1.023            1.055              7,282,651
                                                            1998        1.000            1.023              4,773,944

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR         YEAR        END OF YEAR         END OF YEAR
---------------------------------------------------            ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.019           1.172              14,943,854
                                                               2004        0.897           1.019              13,917,723
                                                               2003        0.710           0.897              12,297,582
                                                               2002        0.796           0.710              10,767,860
                                                               2001        0.923           0.796               8,215,904

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.486           1.729               7,176,700
                                                               2004        1.209           1.486               6,512,470
                                                               2003        0.887           1.209               5,739,048
                                                               2002        0.999           0.887               4,832,433
                                                               2001        1.050           0.999               1,308,941
                                                               2000        1.000           1.050                       -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio - Service Shares changed its name to Janus Aspen Series Forty Portfolio - Service Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-06-07-10-11 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-06-07-10-11.


Name:    _______________________
Address: _______________________
         _______________________

Check Box:

[    ] MIC-Book-06-07-10-11

[    ] MLAC-Book-06-07-10-11

Book 10                                                              May 1, 2006

                      PREMIER ADVISERS ANNUITY PROSPECTUS:
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES



This prospectus describes PREMIER ADVISERS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or a fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



JANUS ASPEN SERIES (SERVICE SHARES)



   Forty Portfolio
   Mid Cap Value Portfolio
   Worldwide Growth Portfolio



LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+

   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable High Yield Bond Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+
   Legg Mason Partners Variable Strategic Bond Portfolio+



MET INVESTORS SERIES TRUST (CLASS A)



   Neuberger Berman Real Estate Portfolio+



METROPOLITAN SERIES FUND, INC.



   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS Total Return Portfolio - Class F+



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)



   Emerging Markets Equity Portfolio
   Equity Growth Portfolio
   Global Value Equity Portfolio
   Mid Cap Growth Portfolio
   U.S. Mid Cap Value Portfolio
   Value Portfolio



VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)



   Comstock Portfolio
   Emerging Growth Portfolio
   Enterprise Portfolio
   Government Portfolio
   Growth and Income Portfolio



VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)



   VIP Contrafund(R) PortfoliO
   VIP Mid Cap Portfolio



------------
+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "THE ANNUITY CONTRACT--The Variable Funding Options" for more information.



* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract is not offered to new purchasers. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                               TABLE OF CONTENTS


Glossary...............................................    3
Summary................................................    5
Fee Table..............................................    8
Condensed Financial Information........................   12
The Annuity Contract...................................   12
   Contract Owner Inquiries............................   13
   Purchase Payments...................................   13
   Accumulation Units..................................   14
   The Variable Funding Options........................   14
The Fixed Account......................................   18
Charges and Deductions.................................   18
   General.............................................   18
   Withdrawal Charge...................................   19
   Free Withdrawal Allowance...........................   19
   Administrative Charges..............................   19
   Mortality and Expense Risk Charge...................   20
   Variable Liquidity Benefit Charge...................   20
   Enhanced Stepped-Up Provision Charge................   20
   Variable Funding Option Expenses....................   20
   Premium Tax.........................................   20
   Changes in Taxes Based Upon
     Premium or Value..................................   21
Transfers..............................................   21
   Market Timing/Excessive Trading.....................   21
   Dollar Cost Averaging...............................   22
Access to Your Money...................................   23
   Systematic Withdrawals..............................   23
   Loans...............................................   24
Ownership Provisions...................................   24
   Types of Ownership..................................   24
     Contract Owner....................................   24
     Beneficiary.......................................   24
     Annuitant.........................................   24
Death Benefit..........................................   25
   Death Proceeds before the Maturity Date.............   25
   Enhanced Stepped-Up Provision.......................   26

   Payment of Proceeds.................................   27
   Beneficiary Contract Continuance....................   28

   Planned Death Benefit...............................   29
   Death Proceeds after the Maturity Date..............   29

The Annuity Period.....................................   29
   Maturity Date.......................................   29
   Allocation of Annuity...............................   29
   Variable Annuity....................................   30
   Fixed Annuity.......................................   30
Payment Options........................................   30
   Election of Options.................................   30
   Annuity Options.....................................   31
   Income Options......................................   31
   Variable Liquidity Benefit..........................   31
Miscellaneous Contract Provisions......................   32
   Right to Return.....................................   32
   Termination.........................................   32
   Required Reports....................................   32
   Suspension of Payments..............................   32
The Separate Accounts..................................   33
   Performance Information.............................   33
Federal Tax Considerations.............................   34
   General Taxation of Annuities.......................   34
   Types of Contracts: Qualified and Non-qualified.....   34
   Qualified Annuity Contracts.........................   34
     Taxation of Qualified Annuity Contracts...........   34
     Mandatory Distributions for Qualified Plans.......   35
   Non-qualified Annuity Contracts.....................   35
     Diversification Requirements for Variable
       Annuities.......................................   36
     Ownership of the Investments......................   36
     Taxation of Death Benefit Proceeds................   36
   Other Tax Considerations............................   36
     Treatment of Charges for Optional Benefits........   36
     Penalty Tax for Premature Distribution............   36
     Puerto Rico Tax Considerations....................   36
     Non-Resident Aliens...............................   37
Other Information......................................   37
The Insurance Companies................................   37
Financial Statements...................................   38
   Distribution of Variable Annuity Contracts..........   38
   Conformity with State and Federal Laws..............   39
   Voting Rights.......................................   39
   Restrictions on Financial Transactions..............   40
   Legal Proceedings...................................   40
Appendix A: Condensed Financial Information for
MetLife of CT Fund ABD                                   A-1
Appendix B: Condensed Financial Information for
MetLife of CT Fund ABD II                                B-1
Appendix C: The Fixed Account..........................  C-1
Appendix D: Contents of the Statement of Additional
Information                                              D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                            PREMIER ADVISERS ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company), ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.



This Contract is no longer offered to new purchasers.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity Contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.




The ages of the owner and Annuitant determine if you can purchase this product, and which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity Contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

    WITHDRAWAL CHARGE..............................................   6%(1)
    (as a percentage of the Purchase Payments withdrawn)

    VARIABLE LIQUIDITY BENEFIT CHARGE..............................   6%(2)

    (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

    ANNUAL CONTRACT ADMINISTRATIVE CHARGE..........................   $30(3)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
------------------------------------------      -----------------
GREATER THAN OR EQUAL TO     BUT LESS THAN
------------------------     -------------
   0 years                     2 years                6%
   2 years                     4 years                5%
   4 years                     5 years                4%
   5 years                     6 years                3%
   6 years                     7 years                2%
   7+ years                                           0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT                 WITHDRAWAL CHARGE
-------------------------------------------------       -----------------
GREATER THAN OR EQUAL TO           BUT LESS THAN
-------------------------       -----------------
    0 years                           2 years                   6%
    2 years                           4 years                   5%
    4 years                           5 years                   4%
    5 years                           6 years                   3%
    6 years                           7 years                   2%
    7+ years                                                    0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

We will assess a maximum mortality and expense risk charge ("M & E") of 1.25% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.20% charge for E.S.P., an optional feature. Below is a summary of all charges that may apply, depending on the features you select:


Mortality and Expense Risk Charge................................................................         1.25%
Administrative Expense Charge....................................................................         0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.........................         1.40%
Optional E.S.P. Charge...........................................................................         0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ELECTED........................................         1.60%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated)


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                               MINIMUM            MAXIMUM
                                                               -------            -------
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.42%              1.66%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)



UNDERLYING FUND FEES AND EXPENSES



(as a percentage of average daily net assets)



                                               DISTRIBUTION                   TOTAL        CONTRACTUAL        NET TOTAL
                                                  AND/OR                     ANNUAL        FEE WAIVER           ANNUAL
                               MANAGEMENT      SERVICE(12B-1)   OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE             FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES**
--------------------------     ----------      --------------  --------     ---------    --------------       ----------
JANUS ASPEN SERIES

   Forty Portfolio -
     Service Shares*              0.64%           0.25%          0.03%         0.92%             --              0.92%

   Mid Cap Value Portfolio
     - Service Shares*            0.64%           0.25%          0.33%         1.22%             --              1.22%(1)

   Worldwide Growth
     Portfolio - Service
     Shares*                      0.60%           0.25%          0.01%         0.86%             --              0.86%(1)

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC. (CLASS I)

   Legg Mason Partners
     Variable All Cap
     Portfolio                    0.75%             --           0.07%         0.82%             --              0.82%

   Legg Mason Partners
     Variable High Yield
     Bond Portfolio               0.80%             --           0.30%         1.10%             --              1.10%(2)

   Legg Mason Partners
     Variable Investors
     Portfolio                    0.65%             --           0.06%         0.71%             --              0.71%

   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio             0.75%             --           0.22%         0.97%             --              0.97%

   Legg Mason Partners
     Variable Strategic
     Bond Portfolio               0.65%             --           0.20%         0.85%             --              0.85%(2)

MET INVESTORS SERIES TRUST

   Neuberger Berman Real
     Estate Portfolio -
     Class A                      0.67%             --           0.03%         0.70%             --              0.70%

METROPOLITAN SERIES FUND,
   INC.

   BlackRock Money Market
     Portfolio - Class A          0.35%             --           0.07%         0.42%           0.01%             0.41%(3)

   FI Large Cap Portfolio
     - Class A                    0.80%             --           0.06%         0.86%             --              0.86%(4)

   FI Value Leaders
     Portfolio - Class D*         0.66%           0.10%          0.07%         0.83%             --              0.83%

   MFS Total Return
     Portfolio - Class F*         0.57%           0.20%          0.16%         0.93%             --              0.93%(5)

THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC. (CLASS I)

   Emerging Markets Equity
     Portfolio                    1.25%             --           0.41%         1.66%             --              1.66%

   Equity Growth Portfolio        0.50%             --           0.33%         0.83%             --              0.83%

   Global Value Equity
     Portfolio                    0.67%             --           0.35%         1.02%             --              1.02%

   Mid Cap Growth Portfolio       0.75%             --           0.34%         1.09%             --              1.09%

   U.S. Mid Cap Value
     Portfolio                    0.72%             --           0.29%         1.01%             --              1.01%

   Value Portfolio                0.55%             --           0.37%         0.92%             --              0.92%

VAN KAMPEN LIFE INVESTMENT
   TRUST (CLASS II)

   Comstock Portfolio*            0.56%           0.25%          0.03%         0.84%             --              0.84%

   Emerging Growth
     Portfolio*                   0.70%           0.25%          0.07%         1.02%             --              1.02%

   Enterprise Portfolio*          0.50%           0.25%          0.18%         0.93%             --              0.93%

   Government Portfolio*          0.50%           0.25%          0.14%         0.89%             --              0.89%

   Growth and Income
     Portfolio*                   0.57%           0.25%          0.04%         0.86%             --              0.86%

VARIABLE INSURANCE
   PRODUCTS FUND

   VIP Contrafund(R)
     Portfolio  Service
     Class 2*                     0.57%           0.25%          0.09%         0.91%             --              0.91%

   VIP Mid Cap Portfolio
     Service Class 2*             0.57%           0.25%          0.12%         0.94%             --              0.94%



--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) Effective February 1, 2006 for Mid Cap Value Portfolio and Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(2) Management fees in the table have been restated to reflect a new management fee schedule that became effective on October 1, 2005.



(3) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(4) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(5) The management fee had been restated to reflect a new management fee schedule that became effective on May 1, 2006.

EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected the E.S.P. optional benefit and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the E.S.P. optional benefit.


EXAMPLE


                                                 IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                        END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                              --------------------------------------- -----------------------------------------
FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                ------    -------    -------   --------   ------    -------    -------   --------
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    $ 808     $1,142     $1,502     $2,371     $208     $  642     $1,102     $2,371
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    $ 932     $1,511     $2,113     $3,567     $332     $1,011     $1,713     $3,567



                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Premier Advisers Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.




The ages of the owner and Annuitant determine whether you can purchase the Contract, and which optional features are available to you.

                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                                 ANNUITANT ON THE CONTRACT DATE
--------------------------------------                ----------------------------------------------
Standard Death Benefit                                                     Age 85
Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time)each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

FUNDING                                                  INVESTMENT                                         INVESTMENT
OPTION                                                   OBJECTIVE                                        ADVISER/SUBADVISER
------                                                   ----------                                       ------------------
JANUS ASPEN SERIES

    Forty Portfolio - Service Shares          Seeks long-term growth of capital.                Janus Capital Management LLC

    Mid Cap Value Portfolio - Service         Seeks capital appreciation.                       Janus Capital Management LLC
       Shares

    Worldwide Growth Portfolio - Service      Seeks long-term growth of capital in a manner     Janus Capital Management LLC
       Shares                                  consistent with the preservation of capital.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
    I, INC.

    Legg Mason Partners Variable All Cap      Seeks capital appreciation.                       Salomon Brothers Asset Management
       Portfolio - Class I                                                                      Inc

    Legg Mason Partners Variable High          Seeks total return consistent with the           Salomon Brothers Asset Management
        Yield Bond Portfolio - Class I         preservation of capital.                         Inc

    Legg Mason Partners Variable Investors    Seeks long-term growth of capital. Secondarily    Salomon Brothers Asset Management
       Portfolio - Class I                    seeks current income.                             Inc

    Legg Mason Partners Variable Small        Seeks long-term growth of capital.                Salomon Brothers Asset Management
       Cap Growth Portfolio - Class I                                                           Inc

    Legg Mason Partners Variable Strategic    Seeks to maximize total return                    Salomon Brothers Asset Management
        Bond Portfolio - Class I              consistent with the preservation of capital.      Inc

MET INVESTORS SERIES TRUST

    Neuberger Berman Real Estate Portfolio    Seeks to provide total return through             Met Investors Advisory LLC
       Class A                                investment in real estate securities,             Subadviser: Neuberger Berman
                                              emphasizing both capital appreciation and          Management, Inc.
                                              current income

METROPOLITAN SERIES FUND, INC.

    BlackRock Money Market Portfolio -        Seeks a high level of current income consistent   MetLife Advisers, LLC
       Class A                                with preservation of capital.                     Subadviser: BlackRock Advisors, Inc.

    FI Large Cap Portfolio - Class A          Seeks long-term growth of capital.                MetLife Advisers, LLC
                                                                                                Subadviser: Fidelity Management &
                                                                                                Research Company

    FI Value Leaders Portfolio - Class D      Seeks long-term growth of capital.                MetLife Advisers, LLC
                                                                                                Subadviser: Fidelity Management &
                                                                                                Research Company

    MFS Total Return Portfolio - Class F      Seeks a favorable total return through            MetLife Advisers, LLC
                                              investment in a diversified portfolio.            Subadviser: Massachusetts Financial
                                                                                                Services Company

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

    Emerging Markets Equity Portfolio -       Seeks long-term capital appreciation by           Morgan Stanley Investment Management
       Class I                                investing primarily in growth oriented            Inc.
                                              securities of issuers in emerging market
                                              countries.

    Equity Growth Portfolio - Class I         Seeks long-term capital appreciation by           Morgan Stanley Investment Management
                                              investing primarily in growth-oriented equity     Inc.
                                              securities of large-capitalization companies.

    Global Value Equity Portfolio Class I     Seeks long-term capital appreciation by           Morgan Stanley Investment Management
                                              investing primarily in equity                     Inc.
                                              securities of issuers throughout the world,
                                              including U.S. issuers.

    Mid Cap Growth Portfolio - Class I        Seeks long-term capital growth by investing in    Morgan Stanley Investment Management
                                              common stocks and other equity securities.        Inc.

    U.S. Mid Cap Value Portfolio - Class I    Seeks long-term capital appreciation. The Fund    Morgan Stanley Investment Management
                                              normally invests in common stocks and other       Inc.
                                              equity securities of growth-oriented mid cap
                                              companies.

    Value Portfolio - Class I                 Seeks above-average total return over a market    Morgan Stanley Investment Management
                                              cycle of three to five years by investing          Inc.
                                              primarily in a portfolio of common stocks and
                                              other equity securities.

VAN KAMPEN LIFE INVESTMENT TRUST

    Comstock Portfolio - Class II             Seeks capital growth and income through           Van Kampen Asset Management
                                              investments in equity securities, including
                                              common stocks, preferred stocks and securities
                                              convertible into common and preferred stocks.

    Emerging Growth Portfolio - Class II      Seeks capital appreciation.                       Van Kampen Asset Management

    Enterprise Portfolio - Class II           Seeks capital appreciation through investments    Van Kampen Asset Management
                                              in securities believed by the portfolio's
                                              investment adviser to have above-average
                                              potential for capital appreciation.

    Government Portfolio - Class II           Seeks to provide investors with high current      Van Kampen Asset Management
                                              return consistent with preservation of capital.

    Growth and Income Portfolio               Seeks long-term growth of capital and income.     Van Kampen Asset Management
       - Class II

VARIABLE INSURANCE PRODUCTS FUND

    VIP Contrafund(R) Portfolio - Service     Seeks long-term capital appreciation.             Fidelity Management & Research
        Class 2                                                                                 Company

    VIP Mid Cap Portfolio - Service           Seeks long-term growth of capital.                Fidelity Management & Research
       Class 2                                                                                  Company



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



UNDERLYING FUND NAME CHANGES



               FORMER NAME                                                                NEW NAME
               -----------                                                                --------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                           Legg Mason Partners Variable All Cap Portfolio
   High Yield Bond Fund                                                   Legg Mason Partners Variable High Yield Bond Portfolio
   Investors Fund                                                         Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                                  Legg Mason Partners Variable Small Cap Growth Portfolio
   Strategic Bond Fund                                                    Legg Mason Partners Variable Strategic Bond Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.





      FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
      ----------------------                                                 -------------------
THE TRAVELERS SERIES TRUST                                                METROPOLITAN SERIES FUND, INC.

               Equity Income Portfolio                                     FI Value Leaders Portfolio
               Large Cap Portfolio                                         FI Large Cap Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



      FORMER UNDERLYING FUND                                                   NEW UNDERLYING FUND
      ----------------------                                                   -------------------
JANUS ASPEN SERIES                                                     METROPOLITAN SERIES FUND, INC.
   Balanced Portfolio                                                     MFS Total Return Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                                MET INVESTORS SERIES TRUST
   U.S. Real Estate Securities Portfolio                                  Neuberger Berman Real Estate Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST                                       METROPOLITAN SERIES FUND, INC.
   Money Market Portfolio                                                 BlackRock Money Market Portfolio


                                  FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.




The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                YEARS SINCE PURCHASE PAYMENT MADE                                       WITHDRAWAL CHARGE
                ---------------------------------                                       -----------------
     GREATER THAN OR EQUAL TO                   BUT LESS THAN
     ------------------------                   -------------

         0 years                                   2 years                                     6%
         2 years                                   4 years                                     5%
         4 years                                   5 years                                     4%
         5 years                                   6 years                                     3%
         6 years                                   7 years                                     2%
        7+ years                                                                               0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      -     if an income option of at least five year's duration is begun

      - due to a minimum distribution under our minimum distribution rules then in effect

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                   YEARS SINCE INITIAL PURCHASE PAYMENT
                   ------------------------------------
       GREATER THAN OR EQUAL TO                        BUT LESS THAN        WITHDRAWAL CHARGE
       ------------------------                        -------------        -----------------
               0 years                                    2 years                  6%
               2 years                                    4 years                  5%
               4 years                                    5 years                  4%
               5 years                                    6 years                  3%
               6 years                                    7 years                  2%
              7+ years                                                             0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Janus Aspen Series Worldwide Growth Portfolio, Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio, Universal Institutional Funds Emerging Markets Equity Portfolio and Universal Institutional Funds Global Value Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the

Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant and

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

      (3)   the step-up value (if any, as described below)

STEP-UP VALUE. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.


PARTIAL SURRENDER REDUCTIONS. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction that equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.


For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new step-up value would be $50,000 - $9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new step-up value would be $50,000 - $16,666, or $33,334.


IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090



      Your new modified Purchase Payment would be $50,000 - $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                        MANDATORY
BEFORE THE MATURITY DATE,               THE COMPANY WILL                                               PAYOUT RULES
 UPON THE DEATH OF THE                PAY THE PROCEEDS TO:      UNLESS. . .                                 APPLY*
-------------------------             --------------------      -----------                             ------------
OWNER (WHO IS NOT THE              The beneficiary (ies), or    Unless the beneficiary elects to        Yes
ANNUITANT) (WITH NO JOINT          if none, to the Contract     continue the Contract rather than
OWNER)                             Owner's estate.              receive the distribution.

OWNER (WHO IS THE ANNUITANT)       The beneficiary (ies), or    Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)              if none, to the Contract     continue the Contract rather than
                                   Owner's estate.              receive the distribution.

JOINT OWNER (WHO IS NOT THE        The surviving joint          Unless the surviving joint owner        Yes
ANNUITANT)                         owner.                       elects to continue the Contract
                                                                rather than receive the distribution.

JOINT OWNER (WHO IS THE            The beneficiary (ies), or    Unless the beneficiary elects to        Yes
ANNUITANT)                         if none, to the surviving    continue the Contract rather than
                                   joint owner.                 receive the distribution.

ANNUITANT (WHO IS NOT THE          The beneficiary (ies), or    Unless the beneficiary elects to        Yes
CONTRACT OWNER)                    if none, to the Contract     continue the Contract rather than
                                   Owner.  If the Contract      receive the distribution.
                                   Owner is not living,
                                   then to the surviving        But, if there is a Contingent
                                   joint owner.  If none,       Annuitant, then, the Contingent
                                   then to the Contract         Annuitant becomes the Annuitant
                                   Owner's estate.              and the Contract continues in effect
                                                                (generally using the original
                                                                Maturity Date). The proceeds will
                                                                then be paid upon the death of the
                                                                Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT     See death of "owner                                                  Yes
 OWNER)                            who is the Annuitant"
                                   above.

ANNUITANT (WHERE OWNER IS A        The beneficiary (ies) or                                             Yes (Death of
NONNATURAL ENTITY/TRUST)           if none, to the owner.                                               Annuitant is treated
                                                                                                        as death of the
                                                                                                        owner in these
                                                                                                        circumstances.)

BENEFICIARY                        No death proceeds are                                                N/A
                                   payable; Contract
                                   continues.

CONTINGENT BENEFICIARY             No death proceeds are                                                N/A
                                   payable; Contract
                                   continues.

                              QUALIFIED CONTRACTS

                                                                                            MANDATORY
   BEFORE THE MATURITY DATE,        THE COMPANY WILL                                       PAYOUT RULES
     UPON THE DEATH OF THE        PAY THE PROCEEDS TO:               UNLESS. . .              APPLY*
------------------------------  ------------------------  -------------------------------  ---------------
OWNER/ANNUITANT                 The beneficiary (ies),    Unless the beneficiary elects         Yes
                                or if none, to the        to continue the Contract rather
                                Contract Owner's estate.  than receive a distribution.

BENEFICIARY                     No death proceeds are                                           N/A
                                payable; Contract
                                continues.

CONTINGENT BENEFICIARY          No death proceeds are                                           N/A
                                payable; Contract
                                continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan or

      -     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. The E.S.P. option is not available to a beneficiary who has continued the Contract under this provision. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states we may be required to pay you the Contract value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the

SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an

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asset allocation program where Contract Value is allocated to a money market
Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.




Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -  a non-taxable return of your purchase payment; or



     -  a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.






FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contract to new purchasers, but it continues to accept Purchase Payments from existing customers.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and MLIDLLC to offer the Contracts. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.






CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------           ----   -------------    -------------      ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005      1.004             1.066            10,647,659
                                                               2004      0.941             1.004            12,240,173
                                                               2003      0.839             0.941            14,072,516
                                                               2002      0.911             0.839            14,830,766
                                                               2001      0.972             0.911            13,475,207

   Forty Portfolio - Service Shares (5/02)                     2005      0.768             0.853               578,607
                                                               2004      0.660             0.768               572,316
                                                               2003      0.557             0.660               662,080
                                                               2002      0.672             0.557               710,088
                                                               2001      0.872             0.672               615,886

   Mid Cap Value Portfolio - Service Shares (4/03)             2005      1.560             1.693                87,514
                                                               2004      1.343             1.560               116,813
                                                               2003      1.000             1.343               128,204

   Worldwide Growth Portfolio - Service Shares (5/00)          2005      0.561             0.584            10,682,752
                                                               2004      0.544             0.561            12,214,595
                                                               2003      0.446             0.544            13,388,686
                                                               2002      0.609             0.446            15,628,276
                                                               2001      0.798             0.609            16,824,804

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005      1.655             1.698            10,354,574
                                                               2004      1.549             1.655            11,436,639
                                                               2003      1.130             1.549            11,935,706
                                                               2002      1.529             1.130            11,108,929
                                                               2001      1.522             1.529             5,065,288
                                                               2000      1.305             1.522               907,328
                                                               1999      1.084             1.305               216,465
                                                               1998      1.000             1.084                55,964

   High Yield Bond Fund - Class I (8/98)                       2005      1.497             1.533               365,223
                                                               2004      1.367             1.497               464,878

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                      BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
               PORTFOLIO NAME                                  YEAR       YEAR          END OF YEAR         END OF YEAR
----------------------------------------------------           ----   -------------    -------------      ---------------
   High Yield Bond Fund - Class I  (continued)                 2003      1.116             1.367               455,322
                                                               2002      1.055             1.116               354,505
                                                               2001      1.017             1.055               421,112
                                                               2000      1.032             1.017               319,825
                                                               1999      0.991             1.032               208,039
                                                               1998      1.000             0.991               117,685

   Investors Fund - Class I (6/98)                             2005      1.311             1.377            15,084,411
                                                               2004      1.204             1.311            17,246,134
                                                               2003      0.923             1.204            18,513,035
                                                               2002      1.216             0.923            19,285,142
                                                               2001      1.287             1.216            15,853,833
                                                               2000      1.132             1.287             7,090,936
                                                               1999      1.029             1.132             3,905,967
                                                               1998      1.000             1.029             1,764,644

   Small Cap Growth Fund - Class I (5/00)                      2005      0.969             1.002             1,217,569
                                                               2004      0.853             0.969             1,642,854
                                                               2003      0.581             0.853             2,003,014
                                                               2002      0.903             0.581             1,607,181
                                                               2001      0.987             0.903             1,517,383

   Strategic Bond Fund - Class I (8/98)                        2005      1.443             1.458             1,026,955
                                                               2004      1.372             1.443             1,081,101
                                                               2003      1.229             1.372             1,150,712
                                                               2002      1.145             1.229             1,123,744
                                                               2001      1.086             1.145               914,232
                                                               2000      1.026             1.086               624,887
                                                               1999      1.037             1.026               344,250
                                                               1998      1.000             1.037               127,127

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005      1.810             1.864            19,336,704
                                                               2004      1.670             1.810            22,752,381
                                                               2003      1.291             1.670            24,652,637
                                                               2002      1.521             1.291            25,581,166
                                                               2001      1.652             1.521            27,130,603
                                                               2000      1.535             1.652            22,535,737

   Large Cap Portfolio (12/96)                                 2005      1.435             1.538            14,843,563
                                                               2004      1.366             1.435            17,524,614

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                      BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR          END OF YEAR
----------------------------------------------------           ----   -------------    -------------      ---------------
   Large Cap Portfolio  (continued)                            2003      1.111             1.366            19,563,576
                                                               2002      1.459             1.111            21,047,983
                                                               2001      1.790             1.459            24,478,964
                                                               2000      2.123             1.790            22,306,844

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio - Class I (11/98)         2005      1.320             1.743               422,202
                                                               2004      1.087             1.320               439,202
                                                               2003      0.737             1.087               474,608
                                                               2002      0.820             0.737               360,817
                                                               2001      0.889             0.820               359,559
                                                               2000      1.484             0.889               309,348
                                                               1999      0.769             1.484               238,502
                                                               1998      1.000             0.769                27,410

   Equity Growth Portfolio - Class I (5/00)                    2005      0.641             0.732             1,245,494
                                                               2004      0.603             0.641             1,341,533
                                                               2003      0.490             0.603             1,515,009
                                                               2002      0.688             0.490             1,471,505
                                                               2001      0.823             0.688             1,122,971

   Global Value Equity Portfolio - Class I (6/98)              2005      1.196             1.248               957,392
                                                               2004      1.068             1.196               990,539
                                                               2003      0.840             1.068             1,043,388
                                                               2002      1.025             0.840             1,131,407
                                                               2001      1.118             1.025             1,261,854
                                                               2000      1.017             1.118               922,022
                                                               1999      0.991             1.017               508,044
                                                               1998      0.973             0.991               163,749

   Mid Cap Growth Portfolio - Class I (5/00)                   2005      0.683             0.792               865,513
                                                               2004      0.569             0.683               905,408
                                                               2003      0.407             0.569               987,307
                                                               2002      0.600             0.407             1,131,038
                                                               2001      0.861             0.600             1,118,232

   Mid Cap Value Portfolio - Class I (6/98)                    2005      1.441             1.596               865,904
                                                               2004      1.275             1.441             1,021,502
                                                               2003      0.914             1.275             1,154,921
                                                               2002      1.288             0.914             1,337,465

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------           ----   -------------    -------------      ---------------
   Mid Cap Value Portfolio - Class I  (continued)              2001      1.348             1.288             1,390,184
                                                               2000      1.235             1.348               859,060
                                                               1999      1.042             1.235               818,991
                                                               1998      1.000             1.042               219,618

   Technology Portfolio - Class I (5/00)                       2005      0.235             0.231               841,734
                                                               2004      0.242             0.235             1,156,951
                                                               2003      0.166             0.242             1,339,529
                                                               2002      0.330             0.166             1,840,625
                                                               2001      0.654             0.330             1,926,762

   U.S. Real Estate Portfolio - Class I (10/98)                2005      2.113             2.439               328,630
                                                               2004      1.571             2.113               379,765
                                                               2003      1.158             1.571               535,220
                                                               2002      1.184             1.158               480,808
                                                               2001      1.093             1.184               478,734
                                                               2000      0.866             1.093               138,149
                                                               1999      0.909             0.866               105,964

   Value Portfolio - Class I (7/98)                            2005      1.249             1.288             1,118,021
                                                               2004      1.075             1.249             1,373,932
                                                               2003      0.813             1.075             1,494,933
                                                               2002      1.059             0.813             1,728,646
                                                               2001      1.050             1.059             1,653,571
                                                               2000      0.852             1.050               938,077
                                                               1999      0.880             0.852               853,765
                                                               1998      1.000             0.880               258,345

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005      1.215             1.247             7,096,647
                                                               2004      1.049             1.215             6,571,850
                                                               2003      0.814             1.049             6,680,549
                                                               2002      1.024             0.814             6,548,811
                                                               2001      1.069             1.024             3,476,351
                                                               2000      1.000             1.069                 1,000

   Emerging Growth Portfolio - Class II Shares (12/00)         2005      0.582             0.618             2,411,253
                                                               2004      0.553             0.582             2,665,643
                                                               2003      0.441             0.553             3,182,408
                                                               2002      0.664             0.441             3,785,426

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------           ----   -------------    -------------      ---------------
   Emerging Growth Portfolio - Class II Shares  (continued)    2001      0.986             0.664             2,180,793
                                                               2000      1.000             0.986                 4,000

   Enterprise Portfolio - Class II Shares (12/00)              2005      0.688             0.731               547,127
                                                               2004      0.672             0.688               697,334
                                                               2003      0.542             0.672               732,809
                                                               2002      0.781             0.542               592,082
                                                               2001      0.997             0.781               522,639
                                                               2000      1.000             0.997                 2,000

   Government Portfolio - Class II Shares (12/00)              2005      1.167             1.188             1,897,077
                                                               2004      1.139             1.167             2,101,413
                                                               2003      1.138             1.139             2,527,567
                                                               2002      1.055             1.138             2,745,874
                                                               2001      1.003             1.055             1,182,897
                                                               2000      1.000             1.003                 1,000

   Growth and Income Portfolio - Class II Shares (12/00)       2005      1.143             1.237             1,761,528
                                                               2004      1.016             1.143             1,883,798
                                                               2003      0.807             1.016             2,004,484
                                                               2002      0.960             0.807             2,048,852
                                                               2001      1.036             0.960             1,495,065
                                                               2000      1.000             1.036                 2,000

   Money Market Portfolio - Class II Shares (12/00)            2005      0.998             1.008             1,462,187
                                                               2004      1.006             0.998             1,720,678
                                                               2003      1.017             1.006             2,233,559
                                                               2002      1.022             1.017             3,739,948
                                                               2001      1.002             1.022             2,261,379
                                                               2000      1.000             1.002                 4,507

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/01)            2005      1.019             1.172            14,262,420
                                                               2004      0.897             1.019            10,841,489
                                                               2003      0.710             0.897            10,150,010
                                                               2002      0.796             0.710             9,701,628
                                                               2001      0.923             0.796             8,023,592

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005      1.486             1.729             8,136,691
                                                               2004      1.209             1.486             7,053,117

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------           ----   -------------    -------------      ---------------
   Mid Cap Portfolio - Service Class 2  (continued)            2003       0.887            1.209             6,373,888
                                                               2002       0.999            0.887             5,310,526
                                                               2001       1.050            0.999             1,727,443

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.60%



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------           ----   -------------    -------------      ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005      0.997             1.056              255,617
                                                               2004      0.935             0.997              253,885
                                                               2003      0.836             0.935              258,345
                                                               2002      0.910             0.836              349,207
                                                               2001      1.000             0.910              334,095

   Forty Portfolio - Service Shares (5/02)                     2005      0.762             0.845               50,930
                                                               2004      0.657             0.762               61,775
                                                               2003      0.555             0.657               70,699
                                                               2002      0.671             0.555               84,555
                                                               2001      1.000             0.671               89,459

   Mid Cap Value Portfolio - Service Shares (4/03)             2005      1.555             1.684               34,616
                                                               2004      1.341             1.555               39,310
                                                               2003      1.000             1.341               21,291

   Worldwide Growth Portfolio - Service Shares (5/00)          2005      0.557             0.578              147,388
                                                               2004      0.541             0.557              160,200
                                                               2003      0.444             0.541              175,769
                                                               2002      0.608             0.444              178,641
                                                               2001      0.715             0.608              259,969

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005      1.642             1.682              158,785
                                                               2004      1.541             1.642              208,469
                                                               2003      1.126             1.541              166,575
                                                               2002      1.527             1.126              164,831
                                                               2001      1.000             1.527              133,745

   High Yield Bond Fund - Class I (8/98)                       2005      1.486             1.518              140,238
                                                               2004      1.359             1.486              116,317
                                                               2003      1.112             1.359               47,341
                                                               2002      1.053             1.112               24,066
                                                               2001      1.000             1.053               29,395

   Investors Fund - Class I (6/98)                             2005      1.301             1.364              283,213
                                                               2004      1.198             1.301              327,409
                                                               2003      0.920             1.198              333,678

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------          ----   -------------    -------------      ---------------
   Investors Fund - Class I  (continued)                       2002      1.214             0.920              340,212
                                                               2001      1.000             1.214              197,379

   Small Cap Growth Fund - Class I (5/00)                      2005      0.962             0.993              314,860
                                                               2004      0.849             0.962              145,485
                                                               2003      0.579             0.849               76,241
                                                               2002      0.901             0.579              217,040
                                                               2001      1.000             0.901               94,940

   Strategic Bond Fund - Class I (8/98)                        2005      1.432             1.444              727,942
                                                               2004      1.365             1.432              530,603
                                                               2003      1.225             1.365              404,776
                                                               2002      1.143             1.225              268,754
                                                               2001      1.000             1.143              140,242

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005      1.796             1.847              196,100
                                                               2004      1.661             1.796              109,068
                                                               2003      1.287             1.661               74,811
                                                               2002      1.519             1.287               64,328
                                                               2001      1.000             1.519               89,211

   Large Cap Portfolio (12/96)                                 2005      1.424             1.523              151,394
                                                               2004      1.358             1.424              121,374
                                                               2003      1.107             1.358              108,069
                                                               2002      1.457             1.107              108,235
                                                               2001      1.635             1.457              138,251

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio - Class I (11/98)         2005      1.310             1.726               43,292
                                                               2004      1.081             1.310               23,461
                                                               2003      0.734             1.081                  731
                                                               2002      0.819             0.734                  733
                                                               2001      1.000             0.819                  735

   Equity Growth Portfolio - Class I (5/00)                    2005      0.636             0.725              102,506
                                                               2004      0.600             0.636              125,606
                                                               2003      0.488             0.600              117,008
                                                               2002      0.687             0.488              118,634
                                                               2001      1.000             0.687              110,211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------           ----   -------------    -------------      ---------------
   Global Value Equity Portfolio - Class I (6/98)              2005        1.187           1.236               159,242
                                                               2004        1.062           1.187                54,862
                                                               2003        0.837           1.062                55,406
                                                               2002        1.023           0.837                57,286
                                                               2001        1.099           1.023                57,290

   Mid Cap Growth Portfolio - Class I (5/00)                   2005        0.678           0.784                52,422
                                                               2004        0.566           0.678                52,464
                                                               2003        0.406           0.566                49,055
                                                               2002        0.599           0.406                52,286
                                                               2001        1.000           0.599                79,193

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.430           1.581               149,205
                                                               2004        1.268           1.430                96,441
                                                               2003        0.911           1.268               114,640
                                                               2002        1.286           0.911               112,891
                                                               2001        1.000           1.286                56,627

   Technology Portfolio - Class I (5/00)                       2005        0.233           0.229                45,503
                                                               2004        0.241           0.233                54,918
                                                               2003        0.165           0.241                54,977
                                                               2002        0.329           0.165                55,042
                                                               2001        1.000           0.329               102,301

   U.S. Real Estate Portfolio - Class I (10/98)                2005        2.097           2.416               150,766
                                                               2004        1.562           2.097               112,073
                                                               2003        1.154           1.562                57,724
                                                               2002        1.182           1.154                58,205
                                                               2001        1.103           1.182                41,338

   Value Portfolio - Class I (7/98)                            2005        1.239           1.275               278,813
                                                               2004        1.069           1.239                89,759
                                                               2003        0.810           1.069                38,497
                                                               2002        1.057           0.810                44,017
                                                               2001        1.086           1.057                48,556

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.206           1.235             1,538,394
                                                               2004        1.043           1.206             1,249,226
                                                               2003        0.811           1.043               523,532

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-------------------------------------------------------        ----   -------------    -------------      ---------------
   Comstock Portfolio - Class II Shares  (continued)           2002      1.023             0.811              511,591
                                                               2001      1.000             1.023              554,533

   Emerging Growth Portfolio - Class II Shares (12/00)         2005      0.578             0.612              585,109
                                                               2004      0.550             0.578              526,243
                                                               2003      0.440             0.550              240,400
                                                               2002      0.663             0.440              204,548
                                                               2001      1.000             0.663              196,322

   Enterprise Portfolio - Class II Shares (12/00)              2005      0.682             0.724              147,901
                                                               2004      0.668             0.682              156,937
                                                               2003      0.540             0.668              159,587
                                                               2002      0.779             0.540              162,175
                                                               2001      1.000             0.779              249,534

   Government Portfolio - Class II Shares (12/00)              2005      1.158             1.177              631,771
                                                               2004      1.132             1.158              628,426
                                                               2003      1.134             1.132              564,463
                                                               2002      1.054             1.134              552,439
                                                               2001      1.000             1.054              276,796

   Growth and Income Portfolio - Class II Shares (12/00)       2005      1.135             1.225            1,420,782
                                                               2004      1.010             1.135            1,227,385
                                                               2003      0.804             1.010              858,078
                                                               2002      0.958             0.804              830,360
                                                               2001      1.000             0.958              653,059

   Money Market Portfolio - Class II Shares (12/00)            2005      0.990             0.998            1,400,686
                                                               2004      1.001             0.990              493,184
                                                               2003      1.014             1.001              842,223
                                                               2002      1.020             1.014              618,842
                                                               2001      1.000             1.020              467,658

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/01)            2005      1.011             1.161            1,099,324
                                                               2004      0.892             1.011              690,781
                                                               2003      0.707             0.892              228,413
                                                               2002      0.795             0.707              173,492
                                                               2001      0.845             0.795               67,791

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-------------------------------------------------------        ----   -------------    -------------      ---------------
   Mid Cap Portfolio - Service Class 2 (5/01)                  2005      1.475             1.713              731,573
                                                               2004      1.202             1.475              514,700
                                                               2003      0.883             1.202               74,976
                                                               2002      0.998             0.883               99,631
                                                               2001      0.984             0.998                4,842



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio - Service Shares changed its name to Janus Aspen Series Forty Portfolio - Service Shares.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
Janus Aspen Series
    Balanced Portfolio - Service Shares (5/01)           2005         1.004           1.066           12,042,861
                                                         2004         0.941           1.004           13,862,916
                                                         2003         0.839           0.941           15,303,712
                                                         2002         0.911           0.839           15,615,585
                                                         2001         0.972           0.911           12,635,819

    Forty Portfolio - Service Shares (5/01)              2005         0.768           0.853            2,943,382
                                                         2004         0.660           0.768            2,819,561
                                                         2003         0.557           0.660            3,033,406
                                                         2002         0.672           0.557            3,211,262
                                                         2001         0.872           0.672            2,849,671

    Mid Cap Value Portfolio - Service Shares (4/03)      2005         1.560           1.693              407,696
                                                         2004         1.343           1.560              425,077
                                                         2003         1.000           1.343              514,550

    Worldwide Growth Portfolio - Service Shares (5/01)   2005         0.561           0.584           13,400,923
                                                         2004         0.544           0.561           16,410,151
                                                         2003         0.446           0.544           19,761,719
                                                         2002         0.609           0.446           22,039,418
                                                         2001         0.798           0.609           22,841,930

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (5/98)                        2005         1.655           1.698           12,540,421
                                                         2004         1.549           1.655           14,334,230
                                                         2003         1.130           1.549           14,439,056
                                                         2002         1.529           1.130           14,322,306
                                                         2001         1.522           1.529           12,398,140
                                                         2000         1.305           1.522            5,750,512
                                                         1999         1.084           1.305            2,802,945
                                                         1998         1.000           1.084            1,220,503

    High Yield Bond Fund - Class I (5/98)                2005         1.497           1.533            3,145,687
                                                         2004         1.367           1.497            3,553,979

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
    High Yield Bond Fund - Class I  (continued)          2003        1.116            1.367            3,858,963
                                                         2002        1.055            1.116            3,974,358
                                                         2001        1.017            1.055            3,941,691
                                                         2000        1.032            1.017            3,132,176
                                                         1999        0.991            1.032            3,085,254
                                                         1998        1.000            0.991            2,965,625

    Investors Fund - Class I (4/98)                      2005        1.311            1.377           14,063,167
                                                         2004        1.204            1.311           16,356,631
                                                         2003        0.923            1.204           18,163,714
                                                         2002        1.216            0.923           19,758,109
                                                         2001        1.287            1.216           19,646,073
                                                         2000        1.132            1.287           12,889,045
                                                         1999        1.029            1.132            8,670,638
                                                         1998        1.000            1.029            3,232,444

    Small Cap Growth Fund - Class I (5/01)               2005        0.969            1.002            5,020,579
                                                         2004        0.853            0.969            5,707,331
                                                         2003        0.581            0.853            6,425,059
                                                         2002        0.903            0.581            5,433,439
                                                         2001        0.987            0.903            4,642,573

    Strategic Bond Fund - Class I (5/98)                 2005        1.443            1.458            6,597,214
                                                         2004        1.372            1.443            7,493,182
                                                         2003        1.229            1.372            8,867,700
                                                         2002        1.145            1.229            9,223,742
                                                         2001        1.086            1.145            7,447,350
                                                         2000        1.026            1.086            4,817,402
                                                         1999        1.037            1.026            3,695,681
                                                         1998        1.000            1.037            1,887,776

The Travelers Series Trust
    Equity Income Portfolio (12/96)                      2005        1.810            1.864           23,418,224
                                                         2004        1.670            1.810           28,399,295
                                                         2003        1.291            1.670           31,475,807
                                                         2002        1.521            1.291           34,048,347
                                                         2001        1.652            1.521           37,812,927
                                                         2000        1.535            1.652           37,849,058

    Large Cap Portfolio (12/96)                          2005        1.435            1.538           16,715,712
                                                         2004        1.366            1.435           20,122,965

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
    Large Cap Portfolio  (continued)                     2003        1.111            1.366           23,324,386
                                                         2002        1.459            1.111           27,044,542
                                                         2001        1.790            1.459           31,933,410
                                                         2000        2.123            1.790           34,231,282

The Universal Institutional Funds, Inc.
    Emerging Markets Equity Portfolio - Class I (5/98)   2005        1.320            1.743            2,489,994
                                                         2004        1.087            1.320            2,552,056
                                                         2003        0.737            1.087            2,705,882
                                                         2002        0.820            0.737            2,858,356
                                                         2001        0.889            0.820            3,202,246
                                                         2000        1.484            0.889            2,933,453
                                                         1999        0.769            1.484            1,187,791
                                                         1998        1.000            0.769              325,885

    Equity Growth Portfolio - Class I (5/01)             2005        0.641            0.732            4,454,022
                                                         2004        0.603            0.641            4,784,449
                                                         2003        0.490            0.603            5,388,525
                                                         2002        0.688            0.490            5,699,969
                                                         2001        0.823            0.688            5,808,229

    Global Value Equity Portfolio - Class I (5/98)       2005        1.196            1.248            8,918,279
                                                         2004        1.068            1.196            9,140,860
                                                         2003        0.840            1.068            8,860,358
                                                         2002        1.025            0.840            8,455,101
                                                         2001        1.118            1.025            8,990,510
                                                         2000        1.017            1.118            7,845,996
                                                         1999        0.991            1.017            4,937,653
                                                         1998        1.000            0.991            2,791,215

    Mid Cap Growth Portfolio - Class I (5/00)            2005        0.683            0.792            5,859,271
                                                         2004        0.569            0.683            6,724,903
                                                         2003        0.407            0.569            7,412,502
                                                         2002        0.600            0.407            7,622,040
                                                         2001        0.861            0.600            7,985,971

    Mid Cap Value Portfolio - Class I (5/98)             2005        1.441            1.596            8,014,319
                                                         2004        1.275            1.441            9,723,982
                                                         2003        0.914            1.275           10,712,032
                                                         2002        1.288            0.914           11,612,663
                                                         2001        1.348            1.288           12,284,770

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
    Mid Cap Value Portfolio - Class I  (continued)       2000        1.235            1.348            9,721,232
                                                         1999        1.042            1.235            5,752,898
                                                         1998        1.000            1.042            3,208,568

    Technology Portfolio - Class I (5/00)                2005        0.235            0.231            7,863,792
                                                         2004        0.242            0.235            8,801,098
                                                         2003        0.166            0.242            9,251,977
                                                         2002        0.330            0.166           11,141,281
                                                         2001        0.654            0.330           12,911,565

    U.S. Real Estate Portfolio - Class I (5/98)          2005        2.113            2.439            2,353,839
                                                         2004        1.571            2.113            2,646,648
                                                         2003        1.158            1.571            3,061,310
                                                         2002        1.184            1.158            3,294,235
                                                         2001        1.093            1.184            3,245,254
                                                         2000        0.866            1.093            2,626,035
                                                         1999        0.909            0.866            1,437,131
                                                         1998        1.000            0.909              693,461

    Value Portfolio - Class I (5/98)                     2005        1.249            1.288            9,540,783
                                                         2004        1.075            1.249           10,748,230
                                                         2003        0.813            1.075           11,279,463
                                                         2002        1.059            0.813           12,016,877
                                                         2001        1.050            1.059           12,306,001
                                                         2000        0.852            1.050            9,127,020
                                                         1999        0.880            0.852            6,166,448
                                                         1998        1.000            0.880            2,812,523

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (12/00)         2005        1.215            1.247           13,425,577
                                                         2004        1.049            1.215           13,686,038
                                                         2003        0.814            1.049           13,579,574
                                                         2002        1.024            0.814           13,051,055
                                                         2001        1.069            1.024            8,766,086
                                                         2000        1.000            1.069                5,863

    Emerging Growth Portfolio - Class II Shares (12/00)  2005        0.582            0.618            4,942,343
                                                         2004        0.553            0.582            5,149,205
                                                         2003        0.441            0.553            5,527,661
                                                         2002        0.664            0.441            6,091,660

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
    Emerging Growth Portfolio - Class II Shares
    (continued)                                          2001        0.986            0.664            4,736,674
                                                         2000        1.000            0.986               35,033

    Enterprise Portfolio - Class II Shares (12/00)       2005        0.688            0.731            2,200,874
                                                         2004        0.672            0.688            2,353,680
                                                         2003        0.542            0.672            2,465,279
                                                         2002        0.781            0.542            2,652,351
                                                         2001        0.997            0.781            2,530,977
                                                         2000        1.000            0.997                1,594

    Government Portfolio - Class II Shares (1/01)        2005        1.167            1.188            5,298,590
                                                         2004        1.139            1.167            6,626,984
                                                         2003        1.138            1.139            8,740,677
                                                         2002        1.055            1.138           11,804,308
                                                         2001        1.000            1.055            5,139,233

    Growth and Income Portfolio - Class II Shares
    (12/00)                                              2005        1.143            1.237            7,919,909
                                                         2004        1.016            1.143            7,914,598
                                                         2003        0.807            1.016            8,572,807
                                                         2002        0.960            0.807            8,347,922
                                                         2001        1.036            0.960            7,010,204
                                                         2000        1.000            1.036               38,789

    Money Market Portfolio - Class II Shares (1/01)      2005        0.998            1.008            3,787,053
                                                         2004        1.006            0.998            4,311,640
                                                         2003        1.017            1.006            5,944,610
                                                         2002        1.022            1.017            8,415,892
                                                         2001        1.002            1.022            7,227,474
                                                         2000        1.000            1.002                    -

Variable Insurance Products Fund
    Contrafund(R) Portfolio - Service Class 2 (5/01)     2005        1.019            1.172           14,943,854
                                                         2004        0.897            1.019           13,917,723
                                                         2003        0.710            0.897           12,297,582
                                                         2002        0.796            0.710           10,767,860
                                                         2001        0.923            0.796            8,215,904

    Mid Cap Portfolio - Service Class 2 (5/01)           2005        1.486            1.729            7,176,700
                                                         2004        1.209            1.486            6,512,470
                                                         2003        0.887            1.209            5,739,048

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ----------------
    Mid Cap Portfolio - Service Class 2  (continued)     2002        0.999            0.887           4,832,433
                                                         2001        1.050            0.999           1,308,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.60%



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
Janus Aspen Series
    Balanced Portfolio - Service Shares (5/01)           2005        0.997            1.056            1,560,916
                                                         2004        0.935            0.997            1,878,827
                                                         2003        0.836            0.935            1,994,391
                                                         2002        0.910            0.836            1,889,750
                                                         2001        1.000            0.910            1,393,717

    Forty Portfolio - Service Shares (5/01)              2005        0.762            0.845              527,916
                                                         2004        0.657            0.762              728,744
                                                         2003        0.555            0.657              853,606
                                                         2002        0.671            0.555              930,399
                                                         2001        1.000            0.671              989,729

    Mid Cap Value Portfolio - Service Shares (4/03)      2005        1.555            1.684              230,382
                                                         2004        1.341            1.555              278,992
                                                         2003        1.000            1.341              216,364

    Worldwide Growth Portfolio - Service Shares (5/01)   2005        0.557            0.578            1,804,628
                                                         2004        0.541            0.557            1,998,456
                                                         2003        0.444            0.541            2,077,643
                                                         2002        0.608            0.444            2,427,740
                                                         2001        1.000            0.608            2,406,047

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (5/98)                        2005        1.642            1.682            1,517,564
                                                         2004        1.541            1.642            1,977,712
                                                         2003        1.126            1.541            1,992,931
                                                         2002        1.527            1.126            1,870,724
                                                         2001        1.000            1.527            1,558,759

    High Yield Bond Fund - Class I (5/98)                2005        1.486            1.518              655,743
                                                         2004        1.359            1.486              685,909
                                                         2003        1.112            1.359              682,405
                                                         2002        1.053            1.112            1,031,454
                                                         2001        1.000            1.053              540,917

    Investors Fund - Class I (4/98)                      2005        1.301            1.364              841,876
                                                         2004        1.198            1.301            1,246,041
                                                         2003        0.920            1.198            1,357,363

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
    Investors Fund - Class I  (continued)                2002        1.214            0.920            1,382,902
                                                         2001        1.000            1.214            1,037,329

    Small Cap Growth Fund - Class I (5/01)               2005        0.962            0.993            1,185,060
                                                         2004        0.849            0.962            1,656,152
                                                         2003        0.579            0.849            1,407,085
                                                         2002        0.901            0.579            1,204,866
                                                         2001        1.000            0.901              940,675

    Strategic Bond Fund - Class I (5/98)                 2005        1.432            1.444            1,716,204
                                                         2004        1.365            1.432            1,787,651
                                                         2003        1.225            1.365            2,044,701
                                                         2002        1.143            1.225            1,831,758
                                                         2001        1.000            1.143            1,288,247

The Travelers Series Trust
    Equity Income Portfolio (12/96)                      2005        1.796            1.847            2,679,097
                                                         2004        1.661            1.796            2,862,543
                                                         2003        1.287            1.661            2,428,341
                                                         2002        1.519            1.287            1,313,576
                                                         2001        1.000            1.519              841,328

    Large Cap Portfolio (12/96)                          2005        1.424            1.523            2,173,741
                                                         2004        1.358            1.424            2,272,925
                                                         2003        1.107            1.358            2,003,732
                                                         2002        1.457            1.107              697,276
                                                         2001        1.000            1.457              580,647

The Universal Institutional Funds, Inc.

    Emerging Markets Equity Portfolio - Class I (5/98)   2005        1.310            1.726              563,442
                                                         2004        1.081            1.310              535,835
                                                         2003        0.734            1.081              357,094
                                                         2002        0.819            0.734              287,955
                                                         2001        1.000            0.819              237,107

    Equity Growth Portfolio - Class I (5/01)             2005        0.636            0.725            1,534,336
                                                         2004        0.600            0.636            1,920,269
                                                         2003        0.488            0.600            1,958,864
                                                         2002        0.687            0.488            2,003,520
                                                         2001        1.000            0.687            1,876,512

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
    Global Value Equity Portfolio - Class I (5/98)       2005        1.187            1.236            1,345,724
                                                         2004        1.062            1.187            1,394,304
                                                         2003        0.837            1.062            1,309,084
                                                         2002        1.023            0.837              916,129
                                                         2001        1.000            1.023              738,742

    Mid Cap Growth Portfolio - Class I (5/00)            2005        0.678            0.784            1,284,549
                                                         2004        0.566            0.678            1,508,009
                                                         2003        0.406            0.566            1,581,703
                                                         2002        0.599            0.406            1,441,012
                                                         2001        1.000            0.599            1,418,290

    Mid Cap Value Portfolio - Class I (5/98)             2005        1.430            1.581            2,042,867
                                                         2004        1.268            1.430            2,158,061
                                                         2003        0.911            1.268            2,146,023
                                                         2002        1.286            0.911            2,390,330
                                                         2001        1.000            1.286            2,072,609

    Technology Portfolio - Class I (5/00)                2005        0.233            0.229            2,589,927
                                                         2004        0.241            0.233            2,127,469
                                                         2003        0.165            0.241            2,192,864
                                                         2002        0.329            0.165            2,271,230
                                                         2001        1.000            0.329            2,263,429

    U.S. Real Estate Portfolio - Class I (5/98)          2005        2.097            2.416            1,011,484
                                                         2004        1.562            2.097            1,026,878
                                                         2003        1.154            1.562              950,009
                                                         2002        1.182            1.154              624,366
                                                         2001        1.000            1.182              575,965

    Value Portfolio - Class I (5/98)                     2005        1.239            1.275            1,884,927
                                                         2004        1.069            1.239            1,967,470
                                                         2003        0.810            1.069            1,993,563
                                                         2002        1.057            0.810            1,895,147
                                                         2001        1.000            1.057            1,524,824

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (12/00)         2005        1.206            1.235            7,572,323
                                                         2004        1.043            1.206            7,975,332
                                                         2003        0.811            1.043            7,388,884

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
    Comstock Portfolio - Class II Shares  (continued)    2002        1.023            0.811            7,429,824
                                                         2001        1.000            1.023            5,630,049

    Emerging Growth Portfolio - Class II Shares (12/00)  2005        0.578            0.612            2,913,754
                                                         2004        0.550            0.578            3,291,086
                                                         2003        0.440            0.550            3,887,086
                                                         2002        0.663            0.440            3,634,609
                                                         2001        1.000            0.663            2,877,751

    Enterprise Portfolio - Class II Shares (12/00)       2005        0.682            0.724            1,065,820
                                                         2004        0.668            0.682            1,379,986
                                                         2003        0.540            0.668            1,356,878
                                                         2002        0.779            0.540            1,392,298
                                                         2001        1.000            0.779            1,289,753

    Government Portfolio - Class II Shares (1/01)        2005        1.158            1.177            2,811,118
                                                         2004        1.132            1.158            3,070,247
                                                         2003        1.134            1.132            3,821,441
                                                         2002        1.054            1.134            5,757,865
                                                         2001        1.000            1.054            2,195,620

    Growth and Income Portfolio - Class II Shares
    (12/00)                                              2005        1.135            1.225            5,775,534
                                                         2004        1.010            1.135            6,093,809
                                                         2003        0.804            1.010            5,580,363
                                                         2002        0.958            0.804            4,273,357
                                                         2001        1.000            0.958            3,526,966

    Money Market Portfolio - Class II Shares (1/01)      2005        0.990            0.998            2,818,612
                                                         2004        1.001            0.990            3,273,695
                                                         2003        1.014            1.001            3,295,551
                                                         2002        1.020            1.014            4,565,764
                                                         2001        1.000            1.020            2,802,694

Variable Insurance Products Fund

    Contrafund(R) Portfolio - Service Class 2 (5/01)     2005        1.011            1.161            4,280,283
                                                         2004        0.892            1.011            3,647,076
                                                         2003        0.707            0.892            2,833,494
                                                         2002        0.795            0.707            1,448,191
                                                         2001        1.000            0.795              812,432

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------   ----    -------------    -------------     ---------------
Mid Cap Portfolio - Service Class 2 (5/01)               2005        1.475            1.713            1,536,520
                                                         2004        1.202            1.475            1,257,903
                                                         2003        0.883            1.202            1,033,765
                                                         2002        0.998            0.883              645,680
                                                         2001        1.000            0.998              422,120



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio - Service Shares changed its name to Janus Aspen Series Forty Portfolio - Service Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Registered Public Accounting Firm Condensed Financial Information
                               Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-06-07-10-11 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-06-07-10-11.


Name:     ________________________________

Address:  ________________________________

          ________________________________


Check Box:



[ ] MIC-Book-06-07-10-11



[ ] MLAC Book-06-07-10-11

Book 11                                                            May 1, 2006

                               PORTFOLIO ARCHITECT
                           PORTFOLIO ARCHITECT SELECT
                                PREMIER ADVISERS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES


                                    ISSUED BY


                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY..................................................     2
PRINCIPAL UNDERWRITER..................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT......................     2
VALUATION OF ASSETS....................................................     3
FEDERAL TAX CONSIDERATIONS.............................................     5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................     8
CONDENSED FINANCIAL INFORMATION........................................     9
FINANCIAL STATEMENTS...................................................     1



* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

THE INSURANCE COMPANY


MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc. through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Fund ABD II for Variable Annuities (formerly known as The Travelers Fund ABD II for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions



                                               UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                MLIDLLC BY THE COMPANY                     RETAINED BY MLIDLLC
----                                           --------------------------------        ----------------------------------
2005                                                     $ 94,264,724                                  $0

2004                                                     $125,706,000                                  $0

2003                                                     $121,901,000                                  $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.



Linsco/Private Ledger



Merrill Lynch, Pierce, Fenner & Smith, Incorporated



Morgan Stanley DW, Inc.



Pioneer Funds Distributor, Inc.



PFS Investments, Inc. (d/b/a/ Primerica)



DWS Scudder Distributors, Inc.



Citigroup Global Markets Inc. (d/b/a/ Smith Barney)



Tower Square Securities, Inc.



There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD



From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:



        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1



Where:



BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.



AUVChange = CurrentAUV - PriorAUV.

ContractChargeAdjustment = AverageAUV * Period Charge.



AverageAUV = (CurrentAUV + PriorAUV) / 2.



PeriodCharge = AnnualContractFee * (7/365).



PriorAUV = Unit value as of 7 days prior.



CurrentAUV = Unit value as of the reporting period (last day of the month).



We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:



BaseReturn = AUVChange / PriorAUV



Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 -- 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant.

The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.


Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of The Travelers Fund ABD II for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of The Travelers Fund ABD II for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.60%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (12/96)                           2005        1.851           2.154             176,886
                                                               2004        1.574           1.851             196,986
                                                               2003        1.280           1.574             255,779
                                                               2002        1.737           1.280             270,019
                                                               2001        2.040           1.737             336,154

   High Yield Bond Trust (9/04)                                2005        1.068           1.065                   -
                                                               2004        1.025           1.068                   -

   Managed Assets Trust (5/04)                                 2005        1.077           1.100               2,640
                                                               2004        0.983           1.077               3,253

   Money Market Portfolio (2/97)                               2005        1.166           1.180             354,503
                                                               2004        1.173           1.166             355,009
                                                               2003        1.182           1.173             436,377
                                                               2002        1.185           1.182             496,277
                                                               2001        1.169           1.185             360,510

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (4/01)              2005        0.663           0.689             153,812
                                                               2004        0.637           0.663             157,758
                                                               2003        0.517           0.637             372,497
                                                               2002        0.754           0.517             357,964
                                                               2001        0.830           0.754             241,521

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/00)                                                      2005        0.563           0.636             339,022
                                                               2004        0.528           0.563             343,123
                                                               2003        0.435           0.528             503,143
                                                               2002        0.639           0.435             661,958
                                                               2001        0.712           0.639             324,584

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.445           1.622                   -
                                                               2004        1.294           1.445                   -
                                                               2003        1.000           1.294                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Growth Fund - Class 2 Shares (5/03)                         2005        1.380           1.578                   -
                                                               2004        1.246           1.380                   -
                                                               2003        1.000           1.246                   -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.359           1.416             107,362
                                                               2004        1.251           1.359             103,349
                                                               2003        1.000           1.251              59,872

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)       2005        1.186           1.493              29,503
                                                               2004        0.964           1.186              20,143
                                                               2003        0.686           0.964              23,822
                                                               2002        0.788           0.686              22,508
                                                               2001        0.916           0.788              20,143

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/98)            2005        2.107           2.222              93,753
                                                               2004        1.630           2.107             126,020
                                                               2003        1.235           1.630             161,641
                                                               2002        1.201           1.235             140,640
                                                               2001        1.097           1.201              50,526

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (4/98)                                                      2005        1.081           1.110              94,383
                                                               2004        1.045           1.081             259,373
                                                               2003        0.876           1.045             381,457
                                                               2002        1.069           0.876             371,768
                                                               2001        1.143           1.069             336,104

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (4/98)                                               2005        1.235           1.286             224,827
                                                               2004        1.127           1.235             348,659
                                                               2003        0.869           1.127             381,440
                                                               2002        1.092           0.869             379,872
                                                               2001        1.131           1.092              96,701

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.309                   -
                                                               2004        1.074           1.207                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.205           1.306                   -
                                                               2004        1.067           1.205                   -
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.152           1.253              43,043
                                                               2004        1.039           1.152              38,043
                                                               2003        0.844           1.039              37,990
                                                               2002        1.000           0.844                   -

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2005        1.775           2.226                   -
                                                               2004        1.446           1.775                   -
                                                               2003        1.000           1.446                   -

   Templeton Foreign Securities Fund - Class 2 Shares (9/04)   2005        1.150           1.247              20,241
                                                               2004        1.008           1.150                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.174           1.258             367,651
                                                               2004        1.028           1.174             282,741
                                                               2003        0.791           1.028             145,964
                                                               2002        1.000           0.791              10,262

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)             2005        0.882           0.905             493,510
                                                               2004        0.813           0.882             534,259
                                                               2003        0.647           0.813             524,644
                                                               2002        0.847           0.647             503,511
                                                               2001        0.916           0.847             422,599

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Salomon Brothers Variable Aggressive Growth Fund - Class
     I Shares (7/02)                                           2005        1.120           1.211                23,719
                                                               2004        1.043           1.120                26,812
                                                               2003        0.757           1.043                     -
                                                               2002        1.000           0.757                     -

   Salomon Brothers Variable Growth & Income Fund - Class I
     Shares (7/02)                                             2005        1.092           1.114                     -
                                                               2004        1.024           1.092                     -
                                                               2003        0.799           1.024                     -
                                                               2002        1.000           0.799                     -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        0.997           1.056             1,560,916
                                                               2004        0.935           0.997             1,878,827
                                                               2003        0.836           0.935             1,994,391
                                                               2002        0.910           0.836             1,889,750
                                                               2001        0.949           0.910             1,393,717

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.900           0.995                40,175
                                                               2004        0.801           0.900                41,391
                                                               2003        0.645           0.801               121,635
                                                               2002        0.930           0.645               146,706
                                                               2001        0.904           0.930                95,078

   Global Technology Portfolio - Service Shares (5/00)         2005        0.344           0.377               138,574
                                                               2004        0.347           0.344               138,753
                                                               2003        0.241           0.347               381,740
                                                               2002        0.414           0.241               387,276
                                                               2001        0.524           0.414               175,237

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.557           0.578             1,804,628
                                                               2004        0.541           0.557             1,998,456
                                                               2003        0.444           0.541             2,077,643
                                                               2002        0.608           0.444             2,427,740
                                                               2001        0.798           0.608             2,406,047

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.508           1.544               8,382
                                                               2004        1.334           1.508                   -
                                                               2003        1.000           1.334                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.378           1.400                   -
                                                               2004        1.243           1.378                   -
                                                               2003        1.000           1.243                   -

   Mid-Cap Value Portfolio (6/03)                              2005        1.536           1.636              72,102
                                                               2004        1.258           1.536              56,720
                                                               2003        1.000           1.258              41,756

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2005        1.072           1.116                   -
                                                               2004        0.981           1.072                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127              26,919
                                                               2004        1.046           1.122              36,676
                                                               2003        1.000           1.046              51,525

   Total Return Portfolio - Administrative Class (5/01)        2005        1.204           1.214             375,687
                                                               2004        1.167           1.204             465,728
                                                               2003        1.129           1.167             524,472
                                                               2002        1.051           1.129             604,082
                                                               2001        1.000           1.051             103,986

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2005        0.767           0.810               5,850
                                                               2004        0.725           0.767               5,858
                                                               2003        0.558           0.725               5,868
                                                               2002        0.805           0.558              89,067
                                                               2001        1.000           0.805               7,226

   Putnam VT International Equity Fund - Class IB Shares
     (5/01)                                                    2005        1.003           1.108             113,235
                                                               2004        0.877           1.003              76,088
                                                               2003        0.694           0.877              94,763

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT International Equity Fund - Class IB Shares
     (continued)                                               2002        0.856           0.694                74,910
                                                               2001        1.000           0.856                24,093

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2005        1.599           1.685                44,067
                                                               2004        1.288           1.599                67,406
                                                               2003        0.874           1.288               106,169
                                                               2002        1.087           0.874                57,411
                                                               2001        1.000           1.087                27,820

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.642           1.682             1,517,564
                                                               2004        1.541           1.642             1,977,712
                                                               2003        1.126           1.541             1,992,931
                                                               2002        1.527           1.126             1,870,724
                                                               2001        1.587           1.527             1,558,759

   Investors Fund - Class I (4/98)                             2005        1.301           1.364               841,876
                                                               2004        1.198           1.301             1,246,041
                                                               2003        0.920           1.198             1,357,363
                                                               2002        1.214           0.920             1,382,902
                                                               2001        1.308           1.214             1,037,329

   Large Cap Growth Fund - Class I (7/02)                      2005        1.124           1.164               170,279
                                                               2004        1.137           1.124               152,928
                                                               2003        0.799           1.137                29,944
                                                               2002        1.000           0.799                     -

   Small Cap Growth Fund - Class I (5/00)                      2005        0.962           0.993             1,185,060
                                                               2004        0.849           0.962             1,656,152
                                                               2003        0.579           0.849             1,407,085
                                                               2002        0.901           0.579             1,204,866
                                                               2001        0.987           0.901               940,675

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        0.587           0.628                53,710
                                                               2004        0.560           0.587               110,868
                                                               2003        0.440           0.560                90,841
                                                               2002        0.587           0.440                71,936
                                                               2001        0.683           0.587                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Convertible Securities Portfolio (5/98)                     2005        1.509           1.490               256,709
                                                               2004        1.442           1.509               256,429
                                                               2003        1.161           1.442               408,955
                                                               2002        1.268           1.161               484,977
                                                               2001        1.313           1.268               279,787

   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        2.130           2.357               162,180
                                                               2004        1.859           2.130               128,132
                                                               2003        1.412           1.859               129,069
                                                               2002        1.675           1.412               115,579
                                                               2001        1.675           1.675                60,704

   Equity Income Portfolio (12/96)                             2005        1.796           1.847             2,679,097
                                                               2004        1.661           1.796             2,862,543
                                                               2003        1.287           1.661             2,428,341
                                                               2002        1.519           1.287             1,313,576
                                                               2001        1.607           1.519               841,328

   Federated High Yield Portfolio (1/97)                       2005        1.453           1.466               224,395
                                                               2004        1.337           1.453               230,345
                                                               2003        1.110           1.337               249,967
                                                               2002        1.088           1.110               223,221
                                                               2001        1.170           1.088               142,360

   Federated Stock Portfolio (1/97)                            2005        1.724           1.787                36,744
                                                               2004        1.585           1.724                42,108
                                                               2003        1.262           1.585                71,119
                                                               2002        1.589           1.262                58,964
                                                               2001        1.629           1.589                49,959

   Large Cap Portfolio (12/96)                                 2005        1.424           1.523             2,173,741
                                                               2004        1.358           1.424             2,272,925
                                                               2003        1.107           1.358             2,003,732
                                                               2002        1.457           1.107               697,276
                                                               2001        1.635           1.457               580,647

   Mercury Large Cap Core Portfolio (5/98)                     2005        0.915           1.009                12,209
                                                               2004        0.803           0.915                12,663
                                                               2003        0.673           0.803                12,674
                                                               2002        0.914           0.673                19,612
                                                               2001        1.080           0.914                30,471

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (12/96)                       2005        1.249           1.212                     -
                                                               2004        1.126           1.249                87,565
                                                               2003        0.886           1.126                87,948
                                                               2002        1.369           0.886                92,230
                                                               2001        1.719           1.369                89,035

   MFS Mid Cap Growth Portfolio (4/98)                         2005        0.986           1.000               266,093
                                                               2004        0.878           0.986               292,440
                                                               2003        0.651           0.878               348,775
                                                               2002        1.293           0.651               359,238
                                                               2001        1.491           1.293                72,577

   MFS Total Return Portfolio (1/97)                           2005        1.752           1.775               910,507
                                                               2004        1.597           1.752               977,824
                                                               2003        1.392           1.597             1,004,603
                                                               2002        1.493           1.392               892,719

   MFS Value Portfolio (7/00)                                  2005        1.060           1.110                     -
                                                               2004        0.948           1.060                 3,444
                                                               2003        0.853           0.948                     -
                                                               2002        0.996           0.853                     -
                                                               2001        1.027           0.996                     -

   Mondrian International Stock Portfolio (12/96)              2005        1.144           1.233               114,840
                                                               2004        1.004           1.144               108,573
                                                               2003        0.793           1.004               109,047
                                                               2002        0.926           0.793                91,836
                                                               2001        1.207           0.926                31,327

   Pioneer Fund Portfolio (8/03)                               2005        1.329           1.386                     -
                                                               2004        1.215           1.329                     -
                                                               2003        1.000           1.215                     -

   Pioneer Strategic Income Portfolio (12/96)                  2005        1.429           1.458                     -
                                                               2004        1.309           1.429                     -
                                                               2003        1.112           1.309                     -
                                                               2002        1.067           1.112                     -
                                                               2001        1.083           1.067                     -

   Strategic Equity Portfolio (12/96)                          2005        1.393           1.399                93,671
                                                               2004        1.284           1.393               156,213

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Strategic Equity Portfolio  (continued)                     2003        0.984           1.284               176,023
                                                               2002        1.506           0.984               182,286
                                                               2001        1.749           1.506               118,014

   Travelers Quality Bond Portfolio (12/96)                    2005        1.398           1.399               388,238
                                                               2004        1.376           1.398               547,242
                                                               2003        1.306           1.376               579,498
                                                               2002        1.255           1.306               567,356
                                                               2001        1.235           1.255                84,704

   U.S. Government Securities Portfolio (4/05)                 2005        1.051           1.079                     -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
     (12/03)                                                   2005        0.994           1.002                 5,795
                                                               2004        0.999           0.994                 5,803
                                                               2003        1.000           0.999                     -

   Social Awareness Stock Portfolio (8/05)                     2005        1.082           1.111                     -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.206           1.235             7,572,323
                                                               2004        1.043           1.206             7,975,332
                                                               2003        0.811           1.043             7,388,884
                                                               2002        1.023           0.811             7,429,824
                                                               2001        1.089           1.023             5,630,049

   Enterprise Portfolio - Class II Shares (5/98)               2005        0.682           0.724             1,065,820
                                                               2004        0.668           0.682             1,379,986
                                                               2003        0.540           0.668             1,356,878
                                                               2002        0.779           0.540             1,392,298
                                                               2001        0.850           0.779             1,289,753

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.011           1.161             4,280,283
                                                               2004        0.892           1.011             3,647,076
                                                               2003        0.707           0.892             2,833,494
                                                               2002        0.795           0.707             1,448,191
                                                               2001        0.845           0.795               812,432

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
     (6/01)                                                    2005        0.750           0.890                     -
                                                               2004        0.752           0.750                     -
                                                               2003        0.612           0.752                     -
                                                               2002        0.672           0.612                     -
                                                               2001        0.780           0.672                     -

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.475           1.713             1,536,520
                                                               2004        1.202           1.475             1,257,903
                                                               2003        0.883           1.202             1,033,765
                                                               2002        0.998           0.883               645,680
                                                               2001        0.984           0.998               422,120

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.65%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (12/96)                           2005        1.000           1.172                    -

   High Yield Bond Trust (9/04)                                2005        1.000           0.992                    -

   Managed Assets Trust (5/04)                                 2005        1.000           1.022                    -

   Money Market Portfolio (2/97)                               2005        1.000           1.012                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (4/01)              2005        1.000           1.045                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
     (5/00)                                                    2005        1.000           1.161                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.000           1.122                    -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.000           1.149                    -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.000           1.045                    -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)       2005        1.000           1.225                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/98)            2005        1.000           1.089                    -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
     (4/98)                                                    2005        1.000           1.012                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
     Shares (4/98)                                             2005        1.000           1.063                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.070           1.082                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.109                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.085                    -

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2005        1.000           1.214                    -

   Templeton Foreign Securities Fund - Class 2 Shares (9/04)   2005        1.000           1.077                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.000           1.067                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)             2005        1.000           1.031                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
     I Shares (7/02)                                           2005        1.000           1.095                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
     Shares (7/02)                                             2005        1.000           1.032                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.000           1.064                    -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.000           1.136                    -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.000           1.128                    -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.000           1.045                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.000           1.034                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.000           1.029                    -

   Mid-Cap Value Portfolio (6/03)                              2005        1.000           1.079                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2005        1.000           1.046                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.995                    -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000           1.003                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2005        1.000           1.072                    -

   Putnam VT International Equity Fund - Class IB Shares
     (5/01)                                                    2005        1.000           1.101                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2005        1.000           1.059                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.000           1.039                    -

   Investors Fund - Class I (4/98)                             2005        1.000           1.051                    -

   Large Cap Growth Fund - Class I (7/02)                      2005        1.000           1.060                    -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.000           1.080                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        1.000           1.085                    -

   Convertible Securities Portfolio (5/98)                     2005        1.000           1.002                    -

   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        1.000           1.099                    -

   Equity Income Portfolio (12/96)                             2005        1.000           1.033                    -

   Federated High Yield Portfolio (1/97)                       2005        1.000           1.003                    -

   Federated Stock Portfolio (1/97)                            2005        1.000           1.035                    -

   Large Cap Portfolio (12/96)                                 2005        1.000           1.080                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Mercury Large Cap Core Portfolio (5/98)                     2005        1.000           1.095                    -

   MFS Emerging Growth Portfolio (12/96)                       2005        1.000           0.999                    -

   MFS Mid Cap Growth Portfolio (4/98)                         2005        1.000           1.051                    -

   MFS Total Return Portfolio (1/97)                           2005        1.000           1.014                    -

   MFS Value Portfolio (7/00)                                  2005        1.000           1.040                    -

   Mondrian International Stock Portfolio (12/96)              2005        1.000           1.073                    -

   Pioneer Fund Portfolio (8/03)                               2005        1.000           1.049                    -

   Pioneer Strategic Income Portfolio (12/96)                  2005        1.000           1.011                    -

   Strategic Equity Portfolio (12/96)                          2005        1.000           1.048                    -

   Travelers Quality Bond Portfolio (12/96)                    2005        1.000           0.995                    -

   U.S. Government Securities Portfolio (4/05)                 2005        0.989           1.002                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
     (12/03)                                                   2005        1.000           1.006                    -

   Social Awareness Stock Portfolio (8/05)                     2005        1.049           1.049                    -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.000           1.034                    -

   Enterprise Portfolio - Class II Shares (5/98)               2005        1.000           1.077                    -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.000           1.136                    -

   Dynamic Capital Appreciation Portfolio - Service Class 2
     (6/01)                                                    2005        1.000           1.183                    -

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.000           1.144                    -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (12/96)                           2005        1.492           1.732             160,393
                                                               2004        1.270           1.492             165,533
                                                               2003        1.000           1.270             159,652

   High Yield Bond Trust (9/04)                                2005        1.067           1.062                   -
                                                               2004        1.024           1.067                   -

   Managed Assets Trust (5/04)                                 2005        1.075           1.097                   -
                                                               2004        0.982           1.075                   -

   Money Market Portfolio (2/97)                               2005        0.983           0.993              29,844
                                                               2004        0.991           0.983              29,863
                                                               2003        1.000           0.991              85,486

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (4/01)              2005        1.316           1.366              39,158
                                                               2004        1.267           1.316              41,292
                                                               2003        1.000           1.267              33,735

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
     (5/00)                                                    2005        1.335           1.506              12,608
                                                               2004        1.255           1.335              20,750
                                                               2003        1.000           1.255              20,709

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.440           1.614               6,507
                                                               2004        1.292           1.440                   -
                                                               2003        1.000           1.292                   -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.375           1.570               4,133
                                                               2004        1.245           1.375                   -
                                                               2003        1.000           1.245                   -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.355           1.408             497,820
                                                               2004        1.250           1.355             519,745
                                                               2003        1.000           1.250             441,950

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)       2005        1.776           2.232               1,857
                                                               2004        1.448           1.776               4,565
                                                               2003        1.000           1.448               3,990

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/98)            2005        1.768           1.861             110,553
                                                               2004        1.370           1.768             109,250
                                                               2003        1.000           1.370             104,977

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
     (4/98)                                                    2005        1.286           1.318             133,825
                                                               2004        1.246           1.286             136,971
                                                               2003        1.000           1.246             136,286

   Dreyfus VIF - Developing Leaders Portfolio - Initial
     Shares (4/98)                                             2005        1.479           1.537             112,599
                                                               2004        1.352           1.479             127,616
                                                               2003        1.000           1.352             134,933

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304                   -
                                                               2004        1.074           1.205                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.301               3,310
                                                               2004        1.067           1.203                   -
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.403           1.523             325,047
                                                               2004        1.268           1.403             326,400
                                                               2003        1.000           1.268             303,093

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2005        1.769           2.214               2,515
                                                               2004        1.444           1.769                   -
                                                               2003        1.000           1.444                   -

   Templeton Foreign Securities Fund - Class 2 Shares (9/04)   2005        1.149           1.243               4,134
                                                               2004        1.007           1.149                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.540           1.647             262,456
                                                               2004        1.351           1.540             252,892
                                                               2003        1.000           1.351             253,705

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)             2005        1.405           1.439             236,122
                                                               2004        1.298           1.405             237,163
                                                               2003        1.000           1.298             238,130

   Salomon Brothers Variable Aggressive Growth Fund - Class
     I Shares (7/02)                                           2005        1.498           1.616              97,451
                                                               2004        1.398           1.498             104,620
                                                               2003        1.000           1.398             103,531

   Salomon Brothers Variable Growth & Income Fund - Class I
     Shares (7/02)                                             2005        1.404           1.429              84,972
                                                               2004        1.319           1.404              89,835
                                                               2003        1.000           1.319              87,673

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.213           1.282             168,021
                                                               2004        1.140           1.213             168,150
                                                               2003        1.000           1.140             160,102

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.423           1.570              20,059
                                                               2004        1.268           1.423              20,626
                                                               2003        1.000           1.268              20,099

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Global Technology Portfolio - Service Shares (5/00)         2005        1.455           1.594              19,476
                                                               2004        1.473           1.455              24,153
                                                               2003        1.000           1.473              30,112

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.322           1.371              32,923
                                                               2004        1.288           1.322              31,959
                                                               2003        1.000           1.288              29,932

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.503           1.536                   -
                                                               2004        1.332           1.503                   -
                                                               2003        1.000           1.332                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.373           1.393             167,989
                                                               2004        1.241           1.373             191,902
                                                               2003        1.000           1.241             138,235

   Mid-Cap Value Portfolio (6/03)                              2005        1.531           1.627             124,385
                                                               2004        1.256           1.531             115,915
                                                               2003        1.000           1.256             101,031

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2005        1.071           1.112                   -
                                                               2004        0.981           1.071                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121             156,989
                                                               2004        1.045           1.118             124,785
                                                               2003        1.000           1.045              98,198

   Total Return Portfolio - Administrative Class (5/01)        2005        1.057           1.064             807,879
                                                               2004        1.026           1.057             879,093
                                                               2003        1.000           1.026             964,956

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2005        1.414           1.489                   -
                                                               2004        1.338           1.414                   -
                                                               2003        1.000           1.338                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.522           1.678              98,945
                                                               2004        1.334           1.522              99,611
                                                               2003        1.000           1.334              99,211

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2005        1.918           2.016              41,965
                                                               2004        1.547           1.918              32,890
                                                               2003        1.000           1.547              31,888

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.496           1.529              96,500
                                                               2004        1.406           1.496             100,787
                                                               2003        1.000           1.406              96,661

   Investors Fund - Class I (4/98)                             2005        1.459           1.527              64,604
                                                               2004        1.346           1.459              64,707
                                                               2003        1.000           1.346              61,212

   Large Cap Growth Fund - Class I (7/02)                      2005        1.420           1.468              57,837
                                                               2004        1.439           1.420              58,645
                                                               2003        1.000           1.439              48,556

   Small Cap Growth Fund - Class I (5/00)                      2005        1.758           1.812              92,906
                                                               2004        1.555           1.758              74,165
                                                               2003        1.000           1.555              82,519

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        1.363           1.456              57,702
                                                               2004        1.303           1.363              60,445
                                                               2003        1.000           1.303              51,264

   Convertible Securities Portfolio (5/98)                     2005        1.281           1.262              28,952
                                                               2004        1.227           1.281              28,216
                                                               2003        1.000           1.227              28,220

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        1.568           1.732              82,255
                                                               2004        1.371           1.568              84,401
                                                               2003        1.000           1.371              79,533

   Equity Income Portfolio (12/96)                             2005        1.463           1.501             120,552
                                                               2004        1.355           1.463             125,082
                                                               2003        1.000           1.355             124,524

   Federated High Yield Portfolio (1/97)                       2005        1.291           1.300              89,625
                                                               2004        1.191           1.291              89,703
                                                               2003        1.000           1.191              90,212

   Federated Stock Portfolio (1/97)                            2005        1.416           1.465              14,091
                                                               2004        1.304           1.416              14,023
                                                               2003        1.000           1.304              14,055

   Large Cap Portfolio (12/96)                                 2005        1.319           1.408             104,783
                                                               2004        1.261           1.319             100,408
                                                               2003        1.000           1.261              94,478

   Mercury Large Cap Core Portfolio (5/98)                     2005        1.412           1.554               4,247
                                                               2004        1.240           1.412               4,251
                                                               2003        1.000           1.240               4,255

   MFS Emerging Growth Portfolio (12/96)                       2005        1.424           1.381                   -
                                                               2004        1.286           1.424               8,197
                                                               2003        1.000           1.286               7,935

   MFS Mid Cap Growth Portfolio (4/98)                         2005        1.518           1.537              31,618
                                                               2004        1.355           1.518              23,513
                                                               2003        1.000           1.355              21,384

   MFS Total Return Portfolio (1/97)                           2005        1.287           1.301             653,031
                                                               2004        1.175           1.287             630,752
                                                               2003        1.000           1.175             602,454

   MFS Value Portfolio (7/00)                                  2005        1.302           1.362                 543
                                                               2004        1.167           1.302                   -
                                                               2003        1.000           1.167                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Mondrian International Stock Portfolio (12/96)              2005        1.504           1.618              43,768
                                                               2004        1.323           1.504              60,945
                                                               2003        1.000           1.323              57,425

   Pioneer Fund Portfolio (8/03)                               2005        1.325           1.379               1,347
                                                               2004        1.214           1.325                   -
                                                               2003        1.000           1.214                   -

   Pioneer Strategic Income Portfolio (12/96)                  2005        1.263           1.286              13,132
                                                               2004        1.159           1.263                   -
                                                               2003        1.000           1.159                   -

   Strategic Equity Portfolio (12/96)                          2005        1.427           1.430              23,731
                                                               2004        1.318           1.427              32,758
                                                               2003        1.000           1.318              27,414

   Travelers Quality Bond Portfolio (12/96)                    2005        1.062           1.060             100,141
                                                               2004        1.047           1.062              92,668
                                                               2003        1.000           1.047              91,888

   U.S. Government Securities Portfolio (4/05)                 2005        1.050           1.076               1,745

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (12/03)                                                     2005        0.992           0.997                   -
                                                               2004        0.998           0.992                   -
                                                               2003        1.000           0.998                   -

   Social Awareness Stock Portfolio (8/05)                     2005        1.080           1.108                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.538           1.572             137,706
                                                               2004        1.333           1.538             137,774
                                                               2003        1.000           1.333             142,313

   Enterprise Portfolio - Class II Shares (5/98)               2005        1.295           1.372              96,402
                                                               2004        1.270           1.295              95,608
                                                               2003        1.000           1.270              94,182

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.488           1.705             311,143
                                                               2004        1.316           1.488             262,888
                                                               2003        1.000           1.316             237,625
   Dynamic Capital Appreciation Portfolio - Service Class 2
     (6/01)                                                    2005        1.246           1.476              92,820
                                                               2004        1.252           1.246             109,811
                                                               2003        1.000           1.252             109,811

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.732           2.008             183,752
                                                               2004        1.415           1.732             176,959
                                                               2003        1.000           1.415             171,217

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.85%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (12/96)                           2005        1.000           1.170                    -

   High Yield Bond Trust (9/04)                                2005        1.000           0.990                    -

   Managed Assets Trust (5/04)                                 2005        1.000           1.021                    -

   Money Market Portfolio (2/97)                               2005        1.000           1.010                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (4/01)              2005        1.000           1.043                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/00)                                                      2005        1.000           1.159                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.000           1.121                    -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.000           1.147                    -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.000           1.043                    -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)       2005        1.000           1.223                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/98)            2005        1.000           1.088                    -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (4/98)                                                      2005        1.000           1.010                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (4/98)                                               2005        1.000           1.061                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.068           1.080                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.107                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.083                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.212                    -

   Templeton Foreign Securities Fund - Class 2 Shares (9/04)   2005        1.000           1.075                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.000           1.065                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)             2005        1.000           1.029                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (7/02)                                             2005        1.000           1.093                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/02)                                               2005        1.000           1.030                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.000           1.062                    -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.000           1.134                    -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.000           1.126                    -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.000           1.043                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.000           1.032                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.000           1.027                    -

   Mid-Cap Value Portfolio (6/03)                              2005        1.000           1.077                    -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2005        1.000           1.044                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.993                    -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000           1.002                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2005        1.000           1.070                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.100                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2005        1.000           1.057                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.000           1.037                    -

   Investors Fund - Class I (4/98)                             2005        1.000           1.049                    -

   Large Cap Growth Fund - Class I (7/02)                      2005        1.000           1.058                    -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.000           1.078                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        1.000           1.083                    -

   Convertible Securities Portfolio (5/98)                     2005        1.000           1.000                    -

   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        1.000           1.097                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Equity Income Portfolio (12/96)                             2005        1.000           1.032                    -

   Federated High Yield Portfolio (1/97)                       2005        1.000           1.001                    -

   Federated Stock Portfolio (1/97)                            2005        1.000           1.033                    -

   Large Cap Portfolio (12/96)                                 2005        1.000           1.078                    -

   Mercury Large Cap Core Portfolio (5/98)                     2005        1.000           1.093                    -

   MFS Emerging Growth Portfolio (12/96)                       2005        1.000           0.998                    -

   MFS Mid Cap Growth Portfolio (4/98)                         2005        1.000           1.049                    -

   MFS Total Return Portfolio (1/97)                           2005        1.000           1.012                    -

   MFS Value Portfolio (7/00)                                  2005        1.000           1.038                    -

   Mondrian International Stock Portfolio (12/96)              2005        1.000           1.071                    -

   Pioneer Fund Portfolio (8/03)                               2005        1.000           1.047                    -

   Pioneer Strategic Income Portfolio (12/96)                  2005        1.000           1.009                    -

   Strategic Equity Portfolio (12/96)                          2005        1.000           1.046                    -

   Travelers Quality Bond Portfolio (12/96)                    2005        1.000           0.993                    -

   U.S. Government Securities Portfolio (4/05)                 2005        0.988           1.001                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
     (12/03)                                                   2005        1.000           1.004                    -

   Social Awareness Stock Portfolio (8/05)                     2005        1.048           1.047                    -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.000           1.032                    -

   Enterprise Portfolio - Class II Shares (5/98)               2005        1.000           1.075                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.000           1.134                    -

   Dynamic Capital Appreciation Portfolio - Service Class 2
     (6/01)                                                    2005        1.000           1.181                    -

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.000           1.142                    -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (12/96)                           2005        1.489           1.727                    -
                                                               2004        1.269           1.489                    -
                                                               2003        1.000           1.269                    -

   High Yield Bond Trust (9/04)                                2005        1.066           1.060                    -
                                                               2004        1.024           1.066                    -

   Managed Assets Trust (5/04)                                 2005        1.075           1.095                    -
                                                               2004        0.982           1.075                    -

   Money Market Portfolio (2/97)                               2005        0.981           0.991                    -
                                                               2004        0.990           0.981                    -
                                                               2003        1.000           0.990                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (4/01)              2005        1.313           1.362                    -
                                                               2004        1.266           1.313                    -
                                                               2003        1.000           1.266                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
     (5/00)                                                    2005        1.333           1.502                    -
                                                               2004        1.253           1.333                    -
                                                               2003        1.000           1.253                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.438           1.609                    -
                                                               2004        1.291           1.438                    -
                                                               2003        1.011           1.291                    -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.373           1.566                    -
                                                               2004        1.244           1.373                    -
                                                               2003        1.007           1.244                    -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.353           1.405                    -
                                                               2004        1.249           1.353                    -
                                                               2003        1.009           1.249                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)       2005        1.773           2.226                    -
                                                               2004        1.446           1.773                    -
                                                               2003        1.000           1.446                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/98)            2005        1.764           1.855                    -
                                                               2004        1.369           1.764                    -
                                                               2003        1.000           1.369                    -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
     (4/98)                                                    2005        1.283           1.314                    -
                                                               2004        1.245           1.283                    -
                                                               2003        1.000           1.245                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
     Shares (4/98)                                             2005        1.476           1.532                    -
                                                               2004        1.351           1.476                    -
                                                               2003        1.000           1.351                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.287           1.301                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201           1.298                    -
                                                               2004        1.066           1.201                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.400           1.519                    -
                                                               2004        1.267           1.400                    -
                                                               2003        1.000           1.267                    -

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2005        1.766           2.208                    -
                                                               2004        1.443           1.766                    -
                                                               2003        1.000           1.443                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (9/04)   2005        1.148           1.241                     -
                                                               2004        1.007           1.148                     -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.537           1.642                     -
                                                               2004        1.350           1.537                     -
                                                               2003        1.000           1.350                     -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)             2005        1.402           1.435                     -
                                                               2004        1.297           1.402                     -
                                                               2003        1.000           1.297                     -

   Salomon Brothers Variable Aggressive Growth Fund - Class
     I Shares (7/02)                                           2005        1.495           1.612                     -
                                                               2004        1.396           1.495                     -
                                                               2003        1.000           1.396                     -

   Salomon Brothers Variable Growth & Income Fund - Class I
     Shares (7/02)                                             2005        1.402           1.425                     -
                                                               2004        1.318           1.402                     -
                                                               2003        1.000           1.318                     -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.210           1.279             1,222,226
                                                               2004        1.139           1.210             1,227,819
                                                               2003        1.000           1.139             1,205,337

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.420           1.565                     -
                                                               2004        1.267           1.420                     -
                                                               2003        1.000           1.267                     -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.452           1.589                     -
                                                               2004        1.471           1.452                     -
                                                               2003        1.000           1.471                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.320           1.367             414,229
                                                               2004        1.287           1.320             433,673
                                                               2003        1.000           1.287             401,879

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.501           1.531                   -
                                                               2004        1.331           1.501                   -
                                                               2003        1.132           1.331                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.371           1.389                   -
                                                               2004        1.240           1.371                   -
                                                               2003        1.093           1.240                   -

   Mid-Cap Value Portfolio (6/03)                              2005        1.528           1.623                   -
                                                               2004        1.255           1.528                   -
                                                               2003        1.101           1.255                   -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2005        1.070           1.110                   -
                                                               2004        0.980           1.070                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.116           1.118                   -
                                                               2004        1.044           1.116                   -
                                                               2003        1.039           1.044                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.055           1.061                   -
                                                               2004        1.025           1.055                   -
                                                               2003        1.000           1.025                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2005        1.411           1.485                   -
                                                               2004        1.337           1.411                   -
                                                               2003        1.000           1.337                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT International Equity Fund - Class IB Shares
     (5/01)                                                    2005        1.520           1.673                   -
                                                               2004        1.333           1.520                   -
                                                               2003        1.000           1.333                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2005        1.914           2.011                   -
                                                               2004        1.546           1.914                   -
                                                               2003        1.000           1.546                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.493           1.525             809,277
                                                               2004        1.405           1.493             804,820
                                                               2003        1.000           1.405             777,219

   Investors Fund - Class I (4/98)                             2005        1.456           1.522             308,552
                                                               2004        1.345           1.456             326,279
                                                               2003        1.000           1.345             231,388

   Large Cap Growth Fund - Class I (7/02)                      2005        1.417           1.464                   -
                                                               2004        1.437           1.417                   -
                                                               2003        1.000           1.437                   -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.755           1.806             930,546
                                                               2004        1.554           1.755             999,526
                                                               2003        1.000           1.554             888,216

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        1.361           1.452                   -
                                                               2004        1.302           1.361                   -
                                                               2003        1.000           1.302                   -

   Convertible Securities Portfolio (5/98)                     2005        1.278           1.259                   -
                                                               2004        1.226           1.278                   -
                                                               2003        1.000           1.226                   -

   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        1.565           1.727                   -
                                                               2004        1.370           1.565                   -
                                                               2003        1.000           1.370                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Equity Income Portfolio (12/96)                             2005        1.460           1.497             1,552,524
                                                               2004        1.354           1.460             1,608,698
                                                               2003        1.000           1.354             1,283,216

   Federated High Yield Portfolio (1/97)                       2005        1.288           1.296                     -
                                                               2004        1.190           1.288                     -
                                                               2003        1.000           1.190                     -

   Federated Stock Portfolio (1/97)                            2005        1.413           1.460                     -
                                                               2004        1.303           1.413                     -
                                                               2003        1.000           1.303                     -

   Large Cap Portfolio (12/96)                                 2005        1.316           1.404             1,338,422
                                                               2004        1.260           1.316             1,357,487
                                                               2003        1.000           1.260               904,975

   Mercury Large Cap Core Portfolio (5/98)                     2005        1.409           1.549                     -
                                                               2004        1.239           1.409                     -
                                                               2003        1.000           1.239                     -

   MFS Emerging Growth Portfolio (12/96)                       2005        1.421           1.378                     -
                                                               2004        1.285           1.421                     -
                                                               2003        1.000           1.285                     -

   MFS Mid Cap Growth Portfolio (4/98)                         2005        1.515           1.532                     -
                                                               2004        1.354           1.515                     -
                                                               2003        1.000           1.354                     -

   MFS Total Return Portfolio (1/97)                           2005        1.284           1.298                     -
                                                               2004        1.174           1.284                     -
                                                               2003        1.000           1.174                     -

   MFS Value Portfolio (7/00)                                  2005        1.301           1.359                     -
                                                               2004        1.166           1.301                     -
                                                               2003        1.000           1.166                     -

   Mondrian International Stock Portfolio (12/96)              2005        1.501           1.613                     -
                                                               2004        1.322           1.501                     -
                                                               2003        1.000           1.322                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (8/03)                               2005        1.322           1.375                     -
                                                               2004        1.213           1.322                     -
                                                               2003        1.059           1.213                     -

   Pioneer Strategic Income Portfolio (12/96)                  2005        1.260           1.282                     -
                                                               2004        1.158           1.260                     -
                                                               2003        1.000           1.158                     -

   Strategic Equity Portfolio (12/96)                          2005        1.424           1.426                     -
                                                               2004        1.317           1.424                     -
                                                               2003        1.000           1.317                     -

   Travelers Quality Bond Portfolio (12/96)                    2005        1.060           1.057                     -
                                                               2004        1.046           1.060                     -
                                                               2003        1.000           1.046                     -

   U.S. Government Securities Portfolio (4/05)                 2005        1.061           1.074                     -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
     (12/03)                                                   2005        0.990           0.995                     -
                                                               2004        0.998           0.990                     -
                                                               2003        0.998           0.998                     -

   Social Awareness Stock Portfolio (8/05)                     2005        1.107           1.106                     -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.535           1.568             5,179,929
                                                               2004        1.332           1.535             5,095,744
                                                               2003        1.000           1.332             4,440,246

   Enterprise Portfolio - Class II Shares (5/98)               2005        1.293           1.368               500,978
                                                               2004        1.269           1.293               505,433
                                                               2003        1.000           1.269               436,887

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.485           1.700             3,495,579
                                                               2004        1.315           1.485             3,143,308
                                                               2003        1.000           1.315             2,524,212

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
     (6/01)                                                    2005        1.243           1.472                     -
                                                               2004        1.251           1.243                     -
                                                               2003        1.000           1.251                     -

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.729           2.003             1,398,812
                                                               2004        1.414           1.729             1,322,837
                                                               2003        1.000           1.414               993,130

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (12/96)                           2005        1.486           1.722                   -
                                                               2004        1.268           1.486                   -
                                                               2003        1.000           1.268                   -

   High Yield Bond Trust (9/04)                                2005        1.066           1.058                   -
                                                               2004        1.023           1.066                   -

   Managed Assets Trust (5/04)                                 2005        1.074           1.093                   -
                                                               2004        0.982           1.074                   -

   Money Market Portfolio (2/97)                               2005        0.979           0.988                   -
                                                               2004        0.989           0.979                   -
                                                               2003        1.000           0.989                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (4/01)              2005        1.311           1.358                   -
                                                               2004        1.264           1.311                   -
                                                               2003        1.000           1.264                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
     (5/00)                                                    2005        1.330           1.497               7,384
                                                               2004        1.252           1.330               7,813
                                                               2003        1.000           1.252               3,811

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.435           1.605                   -
                                                               2004        1.290           1.435                   -
                                                               2003        1.000           1.290                   -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.371           1.561                   -
                                                               2004        1.243           1.371                   -
                                                               2003        1.000           1.243                   -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.350           1.401                   -
                                                               2004        1.248           1.350                   -
                                                               2003        1.000           1.248                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)       2005        1.770           2.219                    -
                                                               2004        1.445           1.770                    -
                                                               2003        1.000           1.445                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/98)            2005        1.761           1.850                1,279
                                                               2004        1.367           1.761                1,281
                                                               2003        1.000           1.367                1,435

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
     (4/98)                                                    2005        1.281           1.311               20,327
                                                               2004        1.244           1.281               20,638
                                                               2003        1.000           1.244               20,942

   Dreyfus VIF - Developing Leaders Portfolio - Initial
     Shares (4/98)                                             2005        1.473           1.528               11,264
                                                               2004        1.350           1.473               11,342
                                                               2003        1.000           1.350               11,420

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298                    -
                                                               2004        1.074           1.202                    -
                                                               2003        1.000           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.200           1.295                    -
                                                               2004        1.067           1.200                    -
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.398           1.515               13,995
                                                               2004        1.266           1.398               13,997
                                                               2003        1.000           1.266               14,189

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2005        1.763           2.202                   -
                                                               2004        1.442           1.763                   -
                                                               2003        1.000           1.442                   -

   Templeton Foreign Securities Fund - Class 2 Shares (9/04)   2005        1.147           1.239                   -
                                                               2004        1.006           1.147                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.534           1.637               6,474
                                                               2004        1.349           1.534               6,879
                                                               2003        1.000           1.349               3,724

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)             2005        1.400           1.430                   -
                                                               2004        1.295           1.400                   -
                                                               2003        1.000           1.295                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
     I Shares (7/02)                                           2005        1.492           1.607             802,106
                                                               2004        1.395           1.492             550,643
                                                               2003        1.000           1.395              93,308

   Salomon Brothers Variable Growth & Income Fund - Class I
     Shares (7/02)                                             2005        1.399           1.421                   -
                                                               2004        1.317           1.399                   -
                                                               2003        1.000           1.317                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.208           1.275              16,865
                                                               2004        1.138           1.208              16,741
                                                               2003        1.000           1.138               8,441

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.417           1.561                   -
                                                               2004        1.266           1.417                   -
                                                               2003        1.000           1.266                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Global Technology Portfolio - Service Shares (5/00)         2005        1.449           1.585                   -
                                                               2004        1.470           1.449                   -
                                                               2003        1.000           1.470                   -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.317           1.363               1,299
                                                               2004        1.286           1.317               1,300
                                                               2003        1.000           1.286               1,503

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.498           1.527                   -
                                                               2004        1.330           1.498                   -
                                                               2003        1.000           1.330                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.369           1.385              23,050
                                                               2004        1.239           1.369              22,999
                                                               2003        1.000           1.239              12,080

   Mid-Cap Value Portfolio (6/03)                              2005        1.525           1.618                   -
                                                               2004        1.255           1.525                   -
                                                               2003        1.000           1.255                   -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2005        1.070           1.109                   -
                                                               2004        0.980           1.070                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.115                   -
                                                               2004        1.044           1.114                   -
                                                               2003        1.000           1.044                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.053           1.058              11,170
                                                               2004        1.025           1.053              10,564
                                                               2003        1.000           1.025               6,138

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (7/01)    2005        1.408           1.481                     -
                                                               2004        1.336           1.408                     -
                                                               2003        1.000           1.336                     -

   Putnam VT International Equity Fund - Class IB Shares
     (5/01)                                                    2005        1.517           1.668                     -
                                                               2004        1.332           1.517                     -
                                                               2003        1.000           1.332                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2005        1.911           2.005                 1,268
                                                               2004        1.545           1.911                 1,270
                                                               2003        1.000           1.545                 1,412

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.491           1.520             1,246,311
                                                               2004        1.404           1.491             1,069,599
                                                               2003        1.000           1.404               302,948

   Investors Fund - Class I (4/98)                             2005        1.454           1.518               161,033
                                                               2004        1.344           1.454               139,795
                                                               2003        1.000           1.344                50,612

   Large Cap Growth Fund - Class I (7/02)                      2005        1.415           1.459               715,186
                                                               2004        1.436           1.415               620,074
                                                               2003        1.000           1.436               127,068

   Small Cap Growth Fund - Class I (5/00)                      2005        1.752           1.801             1,147,079
                                                               2004        1.552           1.752             1,048,840
                                                               2003        1.000           1.552               375,083

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        1.358           1.448               352,092
                                                               2004        1.301           1.358               304,909
                                                               2003        1.000           1.301               124,561

   Convertible Securities Portfolio (5/98)                     2005        1.276           1.255                     -
                                                               2004        1.224           1.276                     -
                                                               2003        1.000           1.224                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Disciplined Mid Cap Stock Portfolio (6/97)                  2005        1.563           1.722                 9,246
                                                               2004        1.369           1.563                 9,246
                                                               2003        1.000           1.369                 9,246

   Equity Income Portfolio (12/96)                             2005        1.457           1.492             2,505,017
                                                               2004        1.353           1.457             2,580,531
                                                               2003        1.000           1.353               558,535

   Federated High Yield Portfolio (1/97)                       2005        1.286           1.293                 3,829
                                                               2004        1.188           1.286                 3,986
                                                               2003        1.000           1.188                 4,136

   Federated Stock Portfolio (1/97)                            2005        1.411           1.456                     -
                                                               2004        1.302           1.411                     -
                                                               2003        1.000           1.302                     -

   Large Cap Portfolio (12/96)                                 2005        1.314           1.400             2,323,309
                                                               2004        1.259           1.314             2,380,119
                                                               2003        1.000           1.259               323,338

   Mercury Large Cap Core Portfolio (5/98)                     2005        1.407           1.545                     -
                                                               2004        1.238           1.407                     -
                                                               2003        1.000           1.238                     -

   MFS Emerging Growth Portfolio (12/96)                       2005        1.418           1.375                     -
                                                               2004        1.284           1.418                 1,256
                                                               2003        1.000           1.284                 1,446

   MFS Mid Cap Growth Portfolio (4/98)                         2005        1.513           1.528                 4,383
                                                               2004        1.352           1.513                 3,276
                                                               2003        1.000           1.352                 3,531

   MFS Total Return Portfolio (1/97)                           2005        1.282           1.294             3,374,388
                                                               2004        1.173           1.282             2,921,886
                                                               2003        1.000           1.173               915,961

   MFS Value Portfolio (7/00)                                  2005        1.300           1.357                     -
                                                               2004        1.166           1.300                     -
                                                               2003        1.000           1.166                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Mondrian International Stock Portfolio (12/96)              2005        1.499           1.609                 3,947
                                                               2004        1.321           1.499                 4,107
                                                               2003        1.000           1.321                 4,264

   Pioneer Fund Portfolio (8/03)                               2005        1.320           1.372                     -
                                                               2004        1.212           1.320                     -
                                                               2003        1.000           1.212                     -

   Pioneer Strategic Income Portfolio (12/96)                  2005        1.258           1.278                     -
                                                               2004        1.157           1.258                     -
                                                               2003        1.000           1.157                     -

   Strategic Equity Portfolio (12/96)                          2005        1.422           1.422                     -
                                                               2004        1.316           1.422                     -
                                                               2003        1.000           1.316                     -

   Travelers Quality Bond Portfolio (12/96)                    2005        1.058           1.054                 5,817
                                                               2004        1.045           1.058                 6,056
                                                               2003        1.000           1.045                 6,285

   U.S. Government Securities Portfolio (4/05)                 2005        1.048           1.072                     -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
     (12/03)                                                   2005        0.989           0.993                     -
                                                               2004        0.998           0.989                     -
                                                               2003        1.000           0.998                     -

   Social Awareness Stock Portfolio (8/05)                     2005        1.079           1.104                     -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.532           1.563             6,520,990
                                                               2004        1.331           1.532             5,757,553
                                                               2003        1.000           1.331             1,782,886

   Enterprise Portfolio - Class II Shares (5/98)               2005        1.290           1.364               177,077
                                                               2004        1.268           1.290               175,774
                                                               2003        1.000           1.268                51,686

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.483           1.695             4,680,744
                                                               2004        1.313           1.483             4,207,707
                                                               2003        1.000           1.313             1,122,355

   Dynamic Capital Appreciation Portfolio - Service Class 2
     (6/01)                                                    2005        1.241           1.468                     -
                                                               2004        1.250           1.241                     -
                                                               2003        1.000           1.250                     -

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.726           1.997             2,432,829
                                                               2004        1.412           1.726             2,194,458
                                                               2003        1.000           1.412               543,271



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005. the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness
Stock Portfolio and is no longer available as a funding option.



On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners.



AllianceBernstein Large - Cap Growth Portfolio - Class B is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Global Life Sciences Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Worldwide Growth Portfolio - Service Shares is no longer available to new contract owners.



Van Kampen LIT Enterprise Portfolio Class II Shares is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2005

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES
                                       OF
                     THE TRAVELERS LIFE AND ANNUITY COMPANY

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Fund ABD II for Variable Annuities and the Board of Directors of The Travelers Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Fund ABD II for Variable Annuities (the "Separate Account") of The Travelers Life and Annuity Company ("TLAC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Fund ABD II for Variable Annuities of TLAC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                       Comstock Portfolio - Class I Shares
                      Comstock Portfolio - Class II Shares
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                   Core Plus Fixed Income Portfolio - Class II
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
                            Dividend Growth Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                   Emerging Growth Portfolio - Class I Shares
                   Emerging Growth Portfolio - Class II Shares
                   Emerging Markets Equity Portfolio - Class I
                      Enterprise Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                     Equity and Income Portfolio - Class II
                        Equity Growth Portfolio - Class I
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                                Equity Portfolio
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                        Forty Portfolio - Service Shares
                           Fundamental Value Portfolio
                      Global Franchise Portfolio - Class II
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                     Global Value Equity Portfolio - Class I
                      Government Portfolio - Class I Shares
                     Government Portfolio - Class II Shares
                           Growth and Income Portfolio
                      Growth and Income Portfolio - Class B
                  Growth and Income Portfolio - Class I Shares
                  Growth and Income Portfolio - Class II Shares
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                         High Yield Bond Fund - Class I
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                       Mid Cap Growth Portfolio - Class I
                       Mid Cap Portfolio - Service Class 2
                    Mid Cap Value Portfolio - Service Shares
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
                     Money Market Portfolio - Class I Shares
                    Money Market Portfolio - Class II Shares
                 Mutual Shares Securities Fund - Class 2 Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                             Pioneer Fund Portfolio
                       Pioneer Strategic Income Portfolio
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
                             S&P 500 Index Portfolio
           Salomon Brothers Variable Aggressive Growth Fund - Class I
                                     Shares
            Salomon Brothers Variable Growth & Income Fund - Class I
                                     Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
             Scudder International Select Equity Portfolio - Class B
                         Small Cap Growth Fund - Class I
                    Small Company Growth Portfolio - Class II
                    Smith Barney Aggressive Growth Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                        Social Awareness Stock Portfolio
                          Strategic Bond Fund - Class I
                           Strategic Equity Portfolio
                  Style Focus Series: Small Cap Value Portfolio
                         Technology Portfolio - Class I
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                  Total Return Portfolio - Administrative Class
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                     U.S. Mid Cap Value Portfolio - Class I
                      U.S. Real Estate Portfolio - Class I
                            Value Portfolio - Class I
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity and Owners of Variable Annuity Contracts of the Travelers Fund ABD II for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Fund ABD II for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Fund ABD II for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                             CAPITAL                                  MANAGED               MONEY
                                          APPRECIATION          HIGH YIELD             ASSETS               MARKET
                                              FUND              BOND TRUST             TRUST              PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    57,714,241      $       252,471      $       107,483      $    17,993,753

Receivables:
  Dividends ..................                       --                   --                   --               31,217
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............               57,714,241              252,471              107,483           18,024,970
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    1,981                    9                    4                  620
    Administrative fees ......                      237                    1                   --                   74
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                    2,218                   10                    4                  694
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    57,712,023      $       252,461      $       107,479      $    18,024,276
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                            ALLIANCEBERNSTEIN
                                            AIM V.I.            LARGE-CAP
                                             PREMIER              GROWTH               GLOBAL
                                          EQUITY FUND -        PORTFOLIO -         GROWTH FUND -       GROWTH FUND -
                                            SERIES I             CLASS B           CLASS 2 SHARES      CLASS 2 SHARES
                                        ---------------     -----------------     ---------------      ---------------
ASSETS:
  Investments at market value:          $     2,229,168      $     6,631,330      $       335,222      $       936,913

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............                2,229,168            6,631,330              335,222              936,913
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       78                  229                   12                   32
    Administrative fees ......                        9                   27                    1                    4
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       87                  256                   13                   36
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     2,229,081      $     6,631,074      $       335,209      $       936,877
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                    DREYFUS VIF -
                      CREDIT SUISSE                             DREYFUS VIF -         DEVELOPING
  GROWTH-INCOME       TRUST EMERGING        DELAWARE VIP        APPRECIATION           LEADERS           MERCURY GLOBAL
     FUND -              MARKETS           REIT SERIES -         PORTFOLIO -         PORTFOLIO -        ALLOCATION V.I.
 CLASS 2 SHARES         PORTFOLIO          STANDARD CLASS      INITIAL SHARES       INITIAL SHARES      FUND - CLASS III
---------------      ---------------      ---------------      ---------------      ---------------     ----------------
$     6,431,186      $     6,062,674      $     8,719,955      $     7,705,488      $    19,357,018      $         4,946


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      6,431,186            6,062,674            8,719,955            7,705,488           19,357,018                4,946
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            229                  208                  302                  267                  667                   --
             27                   25                   36                   31                   79                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            256                  233                  338                  298                  746                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     6,430,930      $     6,062,441      $     8,719,617      $     7,705,190      $    19,356,272      $         4,946
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          MERCURY VALUE                              TEMPLETON            TEMPLETON
                                          OPPORTUNITIES       MUTUAL SHARES      DEVELOPING MARKETS        FOREIGN
                                           V.I. FUND -      SECURITIES FUND -    SECURITIES FUND -    SECURITIES FUND -
                                            CLASS III         CLASS 2 SHARES       CLASS 2 SHARES       CLASS 2 SHARES
                                        ---------------     -----------------    ------------------   -----------------
ASSETS:
  Investments at market value:          $        24,940      $     1,690,000      $       412,550      $       220,380

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............                   24,940            1,690,000              412,550              220,380
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        1                   63                   14                    8
    Administrative fees ......                       --                    7                    2                    1
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                        1                   70                   16                    9
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $        24,939      $     1,689,930      $       412,534      $       220,371
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                            SALOMON
                                                                                                            BROTHERS
    TEMPLETON                               DIVERSIFIED                                                     VARIABLE
     GROWTH                                  STRATEGIC          EQUITY INDEX         FUNDAMENTAL           AGGRESSIVE
SECURITIES FUND -      APPRECIATION            INCOME            PORTFOLIO -            VALUE            GROWTH FUND -
 CLASS 2 SHARES         PORTFOLIO            PORTFOLIO         CLASS II SHARES        PORTFOLIO          CLASS I SHARES
-----------------    ---------------      ---------------      ---------------      ---------------      ---------------
$     3,864,945      $    27,795,431      $    15,940,916      $    12,512,972      $    27,211,202      $     2,593,604


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,864,945           27,795,431           15,940,916           12,512,972           27,211,202            2,593,604
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            140                  954                  546                  435                  938                  125
             16                  115                   65                   51                  112                   11
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            156                1,069                  611                  486                1,050                  136
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     3,864,789      $    27,794,362      $    15,940,305      $    12,512,486      $    27,210,152      $     2,593,468
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                       SALOMON BROTHERS                                                 GLOBAL LIFE
                                       VARIABLE GROWTH &                                                  SCIENCES
                                         INCOME FUND -     BALANCED PORTFOLIO -  FORTY PORTFOLIO -      PORTFOLIO -
                                        CLASS I SHARES        SERVICE SHARES       SERVICE SHARES      SERVICE SHARES
                                       -----------------   --------------------  -----------------     ---------------
ASSETS:
  Investments at market value:          $       225,540      $    20,003,629      $     5,151,471      $     1,783,203

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............                  225,540           20,003,629            5,151,471            1,783,203
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        9                  738                  202                   62
    Administrative fees ......                        1                   82                   21                    7
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       10                  820                  223                   69
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $       225,530      $    20,002,809      $     5,151,248      $     1,783,134
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

     GLOBAL                                                        LAZARD
   TECHNOLOGY            MID CAP             WORLDWIDE           RETIREMENT                                  MID-CAP
   PORTFOLIO -      VALUE PORTFOLIO -    GROWTH PORTFOLIO -       SMALL CAP           GROWTH AND              VALUE
 SERVICE SHARES       SERVICE SHARES       SERVICE SHARES         PORTFOLIO        INCOME PORTFOLIO         PORTFOLIO
---------------     -----------------    ------------------    ---------------     ----------------      ---------------
$     2,000,705      $     2,754,941      $    10,990,663      $       210,029      $       626,826      $     1,061,694


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,000,705            2,754,941           10,990,663              210,029              626,826            1,061,694
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             69                  115                  399                    7                   24                   39
              9                   11                   46                    1                    3                    5
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             78                  126                  445                    8                   27                   44
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     2,000,627      $     2,754,815      $    10,990,218      $       210,021      $       626,799      $     1,061,650
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                        OPPENHEIMER
                                           DIVIDEND                                   S&P 500           MAIN STREET
                                            GROWTH               EQUITY                INDEX             FUND/VA -
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO         SERVICE SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     1,064,836      $       401,309      $     6,217,266      $       102,531

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............                1,064,836              401,309            6,217,266              102,531
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       51                   21                  288                    4
    Administrative fees ......                        4                    2                   25                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       55                   23                  313                    4
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     1,064,781      $       401,286      $     6,216,953      $       102,527
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   REAL RETURN         TOTAL RETURN          PUTNAM VT            PUTNAM VT            PUTNAM VT
   PORTFOLIO -         PORTFOLIO -           DISCOVERY          INTERNATIONAL          SMALL CAP
 ADMINISTRATIVE       ADMINISTRATIVE       GROWTH FUND -        EQUITY FUND -         VALUE FUND -       ALL CAP FUND -
      CLASS               CLASS           CLASS IB SHARES      CLASS IB SHARES      CLASS IB SHARES         CLASS I
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       997,822      $    21,126,663      $       256,880      $     2,466,378      $     3,614,520      $    33,623,069


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        997,822           21,126,663              256,880            2,466,378            3,614,520           33,623,069
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             37                  737                    9                   87                  125                1,267
              4                   87                    1                   11                   15                  138
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             41                  824                   10                   98                  140                1,405
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       997,781      $    21,125,839      $       256,870      $     2,466,280      $     3,614,380      $    33,621,664
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           HIGH YIELD           INVESTORS            LARGE CAP            SMALL CAP
                                           BOND FUND -            FUND -           GROWTH FUND -        GROWTH FUND -
                                             CLASS I             CLASS I              CLASS I              CLASS I
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    12,525,680      $    23,840,197      $     2,992,021      $    15,116,584

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............               12,525,680           23,840,197            2,992,021           15,116,584
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      516                  850                  130                  635
    Administrative fees ......                       51                   98                   12                   62
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      567                  948                  142                  697
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    12,525,113      $    23,839,249      $     2,991,879      $    15,115,887
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              SCUDDER
                        GROWTH AND         INTERNATIONAL                                                   DISCIPLINED
   STRATEGIC              INCOME           SELECT EQUITY         AIM CAPITAL          CONVERTIBLE            MID CAP
  BOND FUND -          PORTFOLIO -          PORTFOLIO -         APPRECIATION           SECURITIES             STOCK
    CLASS I              CLASS B              CLASS B             PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    27,531,328      $       648,686      $     4,060,200      $     2,917,391      $    13,593,874      $    14,786,249


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     27,531,328              648,686            4,060,200            2,917,391           13,593,874           14,786,249
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          1,126                   33                  209                  120                  468                  510
            113                    3                   17                   12                   56                   61
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,239                   36                  226                  132                  524                  571
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    27,530,089      $       648,650      $     4,059,974      $     2,917,259      $    13,593,350      $    14,785,678
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             EQUITY             FEDERATED            FEDERATED
                                             INCOME             HIGH YIELD             STOCK             LARGE CAP
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    59,921,137      $    17,331,526      $    11,667,198      $    38,219,938

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............               59,921,137           17,331,526           11,667,198           38,219,938
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    2,218                  597                  400                1,450
    Administrative fees ......                      246                   71                   48                  157
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                    2,464                  668                  448                1,607
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    59,918,673      $    17,330,858      $    11,666,750      $    38,218,331
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                           MFS
     MERCURY             MID CAP                MFS                                     MONDRIAN             PIONEER
    LARGE CAP             GROWTH            TOTAL RETURN          MFS VALUE          INTERNATIONAL             FUND
 CORE PORTFOLIO         PORTFOLIO            PORTFOLIO            PORTFOLIO         STOCK PORTFOLIO         PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,340,222      $    27,993,520      $    83,928,482      $       527,382      $    22,489,920      $        33,502


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,340,222           27,993,520           83,928,482              527,382           22,489,920               33,502
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             46                  961                2,994                   18                  772                    1
              5                  115                  345                    2                   92                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             51                1,076                3,339                   20                  864                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,340,171      $    27,992,444      $    83,925,143      $       527,362      $    22,489,056      $        33,501
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                    STYLE FOCUS
                                            PIONEER                                   SERIES:             TRAVELERS
                                           STRATEGIC            STRATEGIC            SMALL CAP             QUALITY
                                            INCOME                EQUITY               VALUE                 BOND
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     4,211,058      $    35,054,696      $        63,246      $    29,281,735

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............                4,211,058           35,054,696               63,246           29,281,735
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      144                1,201                    3                1,007
    Administrative fees ......                       17                  144                   --                  121
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      161                1,345                    3                1,128
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     4,210,897      $    35,053,351      $        63,243      $    29,280,607
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              EMERGING
                        CORE PLUS             MARKETS             EQUITY AND             EQUITY               GLOBAL
U.S. GOVERNMENT        FIXED INCOME            EQUITY               INCOME               GROWTH             FRANCHISE
  SECURITIES           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
   PORTFOLIO             CLASS II             CLASS I              CLASS II             CLASS I              CLASS II
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       230,472      $     5,357,845      $    11,681,893      $    12,529,239      $     9,721,094      $    13,561,921


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        230,472            5,357,845           11,681,893           12,529,239            9,721,094           13,561,921
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




              8                  256                  498                  618                  398                  667
              1                   22                   48                   51                   40                   56
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

              9                  278                  546                  669                  438                  723
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       230,463      $     5,357,567      $    11,681,347      $    12,528,570      $     9,720,656      $    13,561,198
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                       SMALL
                                          GLOBAL VALUE           MID CAP              COMPANY
                                             EQUITY               GROWTH               GROWTH             TECHNOLOGY
                                           PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                             CLASS I             CLASS I              CLASS II             CLASS I
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    19,900,192      $    12,278,920      $     4,059,316      $     3,467,967

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............               19,900,192           12,278,920            4,059,316            3,467,967
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      765                  499                  205                  134
    Administrative fees ......                       81                   51                   17                   14
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      846                  550                  222                  148
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    19,899,346      $    12,278,370      $     4,059,094      $     3,467,819
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

      U.S.                                                            SB                                  SMITH BARNEY
     MID CAP                U.S.                                  ADJUSTABLE          SMITH BARNEY           LARGE
      VALUE             REAL ESTATE             VALUE             RATE INCOME          AGGRESSIVE        CAPITALIZATION
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -            GROWTH              GROWTH
     CLASS I              CLASS I              CLASS I          CLASS I SHARES         PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    26,778,689      $    20,248,704      $    22,335,659      $       184,171      $    14,420,256      $     4,842,353


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     26,778,689           20,248,704           22,335,659              184,171           14,420,256            4,842,353
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          1,046                  843                  852                    6                  499                  166
            110                   83                   92                    1                   60                   20
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,156                  926                  944                    7                  559                  186
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    26,777,533      $    20,247,778      $    22,334,715      $       184,164      $    14,419,697      $     4,842,167
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            SOCIAL                                                        EMERGING
                                           AWARENESS             COMSTOCK             COMSTOCK             GROWTH
                                             STOCK             PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
                                           PORTFOLIO          CLASS I SHARES      CLASS II SHARES      CLASS I SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $        90,643      $     4,818,582      $    71,456,347      $     8,003,700

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............                   90,643            4,818,582           71,456,347            8,003,700
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        3                  165                3,021                  274
    Administrative fees ......                        1                   20                  294                   33
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                        4                  185                3,315                  307
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $        90,639      $     4,818,397      $    71,453,032      $     8,003,393
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

     EMERGING             ENTERPRISE           ENTERPRISE          GOVERNMENT            GOVERNMENT          GROWTH AND
GROWTH PORTFOLIO -       PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -      INCOME PORTFOLIO -
 CLASS II SHARES        CLASS I SHARES      CLASS II SHARES      CLASS I SHARES       CLASS II SHARES      CLASS I SHARES
-------------------    ---------------      ---------------      ---------------      ---------------    ------------------
  $    12,424,036      $     5,892,162      $     4,737,319      $     6,049,912      $    24,017,421      $    14,123,839


               --                   --                   --                   --                   --                   --
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       12,424,036            5,892,162            4,737,319            6,049,912           24,017,421           14,123,839
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------




              537                  202                  193                  207                  938                  484
               51                   24                   20                   25                   98                   58
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

              588                  226                  213                  232                1,036                  542
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

  $    12,423,448      $     5,891,936      $     4,737,106      $     6,049,680      $    24,016,385      $    14,123,297
  ===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          GROWTH AND          MONEY MARKET          MONEY MARKET         CONTRAFUND(R)
                                      INCOME PORTFOLIO -      PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
                                        CLASS II SHARES      CLASS I SHARES       CLASS II SHARES      SERVICE CLASS 2
                                      ------------------     ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    46,500,428      $     3,496,441      $    13,625,929      $    46,839,915

Receivables:
  Dividends ..................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

    Total Assets .............               46,500,428            3,496,441           13,625,929           46,839,915
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    1,964                  120                  551                1,964
    Administrative fees ......                      191                   14                   56                  192
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                    2,155                  134                  607                2,156
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    46,498,273      $     3,496,307      $    13,625,322      $    46,837,759
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    DYNAMIC
    CAPITAL
 APPRECIATION            MID CAP
  PORTFOLIO -          PORTFOLIO -
SERVICE CLASS 2      SERVICE CLASS 2
---------------      ---------------

  $   369,791          $30,308,568


           --                   --
  -----------          -----------

      369,791           30,308,568
  -----------          -----------




           14                1,255
            2                  125
  -----------          -----------

           16                1,380
  -----------          -----------

  $   369,775          $30,307,188
  ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          CAPITAL                                                       MONEY
                                                        APPRECIATION         HIGH YIELD           MANAGED              MARKET
                                                            FUND             BOND TRUST         ASSETS TRUST          PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $            5      $           16      $      564,321
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               705,639               1,867                 968             251,041
  Administrative fees .........................                84,467                 224                 115              30,011
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               790,106               2,091               1,083             281,052
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............              (790,106)             (2,086)             (1,067)            283,269
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 611                  --
    Realized gain (loss) on sale of investments                23,020                (212)                 62                  --
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                23,020                (212)                673                  --
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             9,387,280               1,862               4,001                  --
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    8,620,194      $         (436)     $        3,607      $      283,269
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   AIM V.I.         ALLIANCEBERNSTEIN
    PREMIER             LARGE-CAP              GLOBAL                                GROWTH-INCOME        CREDIT SUISSE
 EQUITY FUND -      GROWTH PORTFOLIO -     GROWTH FUND -        GROWTH FUND -            FUND -           TRUST EMERGING
   SERIES I              CLASS B           CLASS 2 SHARES      CLASS 2 SHARES        CLASS 2 SHARES     MARKETS PORTFOLIO
---------------     ------------------    ---------------      ---------------      ---------------     -----------------
$        18,612      $            --      $         1,317      $         5,011      $        82,333      $        36,756
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         29,342               81,713                2,831                7,081               78,104               65,940
          3,470                9,742                  338                  849                9,014                7,902
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         32,812               91,455                3,169                7,930               87,118               73,842
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (14,200)             (91,455)              (1,852)              (2,919)              (4,785)             (37,086)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --               24,487                   --
        (33,873)            (448,539)               5,333               11,003               76,054              512,257
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (33,873)            (448,539)               5,333               11,003              100,541              512,257
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        137,250            1,319,996               29,098               87,477              178,864              779,305
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        89,177      $       780,002      $        32,579      $        95,561      $       274,620      $     1,254,476
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          DELAWARE         DREYFUS VIF -        DREYFUS VIF -          MERCURY
                                                          VIP REIT          APPRECIATION         DEVELOPING            GLOBAL
                                                          SERIES -          PORTFOLIO -      LEADERS PORTFOLIO -   ALLOCATION V.I.
                                                       STANDARD CLASS      INITIAL SHARES      INITIAL SHARES     FUND - CLASS III
                                                       --------------      --------------    -------------------  ----------------
INVESTMENT INCOME:
  Dividends ...................................        $      176,107      $        1,533      $           --      $           95
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               116,700             104,127             251,090                   4
  Administrative fees .........................                13,854              12,344              29,960                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               130,554             116,471             281,050                   4
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                45,553            (114,938)           (281,050)                 91
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               533,701                  --                  --                  --
    Realized gain (loss) on sale of investments               672,798              25,605             712,217                  --
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................             1,206,499              25,605             712,217                  --
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................              (762,518)            318,965             384,300                 (35)
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      489,534      $      229,632      $      815,467      $           56
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                             TEMPLETON
 MERCURY VALUE                               DEVELOPING           TEMPLETON            TEMPLETON
 OPPORTUNITIES        MUTUAL SHARES           MARKETS              FOREIGN               GROWTH
  V.I. FUND -       SECURITIES FUND -    SECURITIES FUND -    SECURITIES FUND -    SECURITIES FUND -      APPRECIATION
   CLASS III          CLASS 2 SHARES       CLASS 2 SHARES      CLASS 2 SHARES        CLASS 2 SHARES        PORTFOLIO
---------------      ----------------    -----------------    -----------------    -----------------     ---------------
$           157      $        13,955      $         1,617      $           644      $        39,330      $       234,840
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            227               22,056                2,439                  964               45,770              375,837
             27                2,395                  292                  114                5,192               45,002
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            254               24,451                2,731                1,078               50,962              420,839
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            (97)             (10,496)              (1,114)                (434)             (11,632)            (185,999)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



          9,766                5,227                   --                   --                   --                   --
            (44)              61,188                2,051                   80               94,766              741,955
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          9,722               66,415                2,051                   80               94,766              741,955
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         (7,933)              79,941               57,449               14,273              174,126              228,322
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         1,692      $       135,860      $        58,386      $        13,919      $       257,260      $       784,278
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                      SALOMON
                                                                                                                      BROTHERS
                                                                                                                      VARIABLE
                                                        DIVERSIFIED          EQUITY INDEX                            AGGRESSIVE
                                                         STRATEGIC           PORTFOLIO -         FUNDAMENTAL        GROWTH FUND -
                                                      INCOME PORTFOLIO     CLASS II SHARES     VALUE PORTFOLIO     CLASS I SHARES
                                                      ----------------     ---------------     ---------------     --------------
INVESTMENT INCOME:
  Dividends ...................................        $      891,027      $      153,035      $      251,693      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               222,362             170,524             355,842              39,357
  Administrative fees .........................                26,683              20,200              42,438               3,372
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               249,045             190,724             398,280              42,729
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               641,982             (37,689)           (146,587)            (42,729)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --           1,580,183                  --
    Realized gain (loss) on sale of investments              (387,977)             41,961             493,965              23,719
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................              (387,977)             41,961           2,074,148              23,719
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               (63,744)            340,227          (1,094,197)            215,438
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      190,261      $      344,499      $      833,364      $      196,428
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

SALOMON BROTHERS
    VARIABLE                                                     GLOBAL LIFE             GLOBAL
    GROWTH &            BALANCED                                  SCIENCES             TECHNOLOGY           MID CAP
  INCOME FUND -       PORTFOLIO -        FORTY PORTFOLIO -       PORTFOLIO -          PORTFOLIO -      VALUE PORTFOLIO -
 CLASS I SHARES      SERVICE SHARES        SERVICE SHARES      SERVICE SHARES        SERVICE SHARES      SERVICE SHARES
----------------     ---------------     -----------------     ---------------      ---------------    -----------------
$           813      $       410,256      $           408      $            --      $            --      $        17,207
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          3,370              271,717               66,753               22,751               24,973               40,598
            343               30,303                7,009                2,707                2,971                3,990
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          3,713              302,020               73,762               25,458               27,944               44,588
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (2,900)             108,236              (73,354)             (25,458)             (27,944)             (27,381)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --                   --              266,467
          3,529              267,589              111,915               27,456             (113,735)             105,440
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          3,529              267,589              111,915               27,456             (113,735)             371,907
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          3,855              777,670              452,752              178,239              310,973             (131,722)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         4,484      $     1,153,495      $       491,313      $       180,237      $       169,294      $       212,804
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         WORLDWIDE              LAZARD
                                                           GROWTH             RETIREMENT         GROWTH AND            MID-CAP
                                                        PORTFOLIO -           SMALL CAP            INCOME               VALUE
                                                       SERVICE SHARES         PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $      135,050      $           --      $        6,002      $        4,297
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               150,854               1,310               9,099              11,874
  Administrative fees .........................                17,049                 156                 948               1,313
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               167,903               1,466              10,047              13,187
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (32,853)             (1,466)             (4,045)             (8,890)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --               9,172              36,672              58,708
    Realized gain (loss) on sale of investments               344,532                 385              12,391              17,851
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               344,532               9,557              49,063              76,559
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                84,092              (6,281)            (31,653)             (2,416)
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      395,771      $        1,810      $       13,365      $       65,253
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                  OPPENHEIMER         REAL RETURN         TOTAL RETURN
   DIVIDEND                                    S&P 500            MAIN STREET         PORTFOLIO -         PORTFOLIO -
    GROWTH                EQUITY                INDEX              FUND/VA -         ADMINISTRATIVE      ADMINISTRATIVE
   PORTFOLIO            PORTFOLIO             PORTFOLIO         SERVICE SHARES           CLASS               CLASS
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        11,196      $            --      $        84,896      $           520      $        27,351      $       733,454
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         17,662                6,038              100,236                  828               12,812              274,379
          1,528                  481                8,883                  100                1,453               32,371
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         19,190                6,519              109,119                  928               14,265              306,750
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (7,994)              (6,519)             (24,223)                (408)              13,086              426,704
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --               11,021              337,378
          4,981                  859               50,151                   57                4,984              104,950
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          4,981                  859               50,151                   57               16,005              442,328
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         40,462               65,308              132,401                5,132              (24,810)            (653,146)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        37,449      $        59,648      $       158,329      $         4,781      $         4,281      $       215,886
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          PUTNAM VT           PUTNAM VT           PUTNAM VT
                                                          DISCOVERY         INTERNATIONAL         SMALL CAP
                                                        GROWTH FUND -       EQUITY FUND -       VALUE FUND -       ALL CAP FUND -
                                                       CLASS IB SHARES     CLASS IB SHARES     CLASS IB SHARES         CLASS I
                                                       ---------------     ---------------     ---------------     --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $       28,299      $        7,163      $      287,464
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 3,341              26,504              48,008             469,523
  Administrative fees .........................                   400               3,081               5,704              51,276
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                 3,741              29,585              53,712             520,799
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                (3,741)             (1,286)            (46,549)           (233,335)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --             232,435              23,682
    Realized gain (loss) on sale of investments                 6,232             112,590             276,205             738,388
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 6,232             112,590             508,640             762,070
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                10,831             115,763            (275,449)            211,052
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       13,322      $      227,067      $      186,642      $      739,787
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   HIGH YIELD                                LARGE CAP            SMALL CAP            STRATEGIC           GROWTH AND
   BOND FUND -       INVESTORS FUND -      GROWTH FUND -        GROWTH FUND -         BOND FUND -      INCOME PORTFOLIO -
     CLASS I             CLASS I              CLASS I              CLASS I              CLASS I             CLASS B
---------------      ----------------     ---------------      ---------------      ---------------    ------------------
$       742,107      $       279,617      $           486      $            --      $     1,321,989      $         5,584
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        185,758              319,586               45,616              226,592              411,746               10,967
         18,746               36,819                4,348               22,256               41,700                  892
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        204,504              356,405               49,964              248,848              453,446               11,859
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        537,603              (76,788)             (49,478)            (248,848)             868,543               (6,275)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        206,780                   --                   --            1,186,180              765,898                   --
        134,108              552,443                8,627              559,406               96,951                1,404
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        340,888              552,443                8,627            1,745,586              862,849                1,404
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (623,348)             669,898              137,550           (1,061,956)          (1,505,986)              28,048
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       255,143      $     1,145,553      $        96,699      $       434,782      $       225,406      $        23,177
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           SCUDDER
                                                        INTERNATIONAL                                               DISCIPLINED
                                                        SELECT EQUITY       AIM CAPITAL          CONVERTIBLE          MID CAP
                                                         PORTFOLIO -        APPRECIATION         SECURITIES            STOCK
                                                           CLASS B           PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $       82,078      $        6,132      $      359,095      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                67,375              41,483             184,490             190,286
  Administrative fees .........................                 5,380               4,142              22,033              22,681
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                72,755              45,625             206,523             212,967
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                 9,323             (39,493)            152,572            (212,967)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --             247,581             168,754
    Realized gain (loss) on sale of investments                55,189                 175             185,325             927,068
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                55,189                 175             432,906           1,095,822
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               367,344             233,844            (802,615)            655,513
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      431,856      $      194,526      $     (217,137)     $    1,538,368
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                               MFS
    EQUITY              FEDERATED            FEDERATED                                 MERCURY               EMERGING
    INCOME              HIGH YIELD             STOCK             LARGE CAP            LARGE CAP               GROWTH
   PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO          CORE PORTFOLIO          PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $            --      $            --      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        848,062              240,011              159,899              525,734               15,125               37,035
         94,603               28,665               19,161               57,358                1,809                4,439
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        942,665              268,676              179,060              583,092               16,934               41,474
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (942,665)            (268,676)            (179,060)            (583,092)             (16,934)             (41,474)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        901,988                   --                   --                   --                   --                   --
      1,306,865             (210,591)             344,211             (983,289)              (4,378)         (12,013,769)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,208,853             (210,591)             344,211             (983,289)              (4,378)         (12,013,769)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        396,190              656,692              300,190            4,119,702              142,317           11,460,795
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     1,662,378      $       177,425      $       465,341      $     2,553,321      $       121,005      $      (594,448)
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     MONDRIAN
                                                        MFS MID CAP             MFS                                INTERNATIONAL
                                                           GROWTH           TOTAL RETURN         MFS VALUE             STOCK
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $    1,819,089      $        5,884      $       12,150
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               328,307           1,138,051               3,687             285,951
  Administrative fees .........................                39,305             131,613                 442              34,245
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               367,612           1,269,664               4,129             320,196
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............              (367,612)            549,425               1,755            (308,046)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --           3,951,636              20,828                  --
    Realized gain (loss) on sale of investments            (1,401,558)            735,285               1,400           1,176,712
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................            (1,401,558)          4,686,921              22,228           1,176,712
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             2,797,340          (3,990,959)               (861)            853,991
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    1,028,170      $    1,245,387      $       23,122      $    1,722,657
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     STYLE
                          PIONEER                                FOCUS SERIES:         TRAVELERS
                         STRATEGIC            STRATEGIC            SMALL CAP            QUALITY          U.S. GOVERNMENT
  PIONEER FUND             INCOME               EQUITY               VALUE                BOND              SECURITIES
   PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $       170,720      $       211,334      $           254      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            395               54,677              460,364                  358              400,289                  947
             47                6,560               55,189                   27               47,828                  113
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            442               61,237              515,553                  385              448,117                1,060
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (442)             109,483             (304,219)                (131)            (448,117)              (1,060)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                  676                   --                   12
            591             (112,742)          (3,182,423)                  10              (30,338)                 (45)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            591             (112,742)          (3,182,423)                 686              (30,338)                 (33)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          1,171               99,385            3,448,429                1,487              541,206                  455
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         1,320      $        96,126      $       (38,213)     $         2,042      $        62,751      $          (638)
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         CORE PLUS
                                                        FIXED INCOME      EMERGING MARKETS       EQUITY AND            EQUITY
                                                        PORTFOLIO -      EQUITY PORTFOLIO -  INCOME PORTFOLIO -  GROWTH PORTFOLIO -
                                                          CLASS II            CLASS I             CLASS II             CLASS I
                                                       --------------    ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends ...................................        $      175,798      $       38,141      $       74,825      $       42,451
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                87,205             151,060             205,846             129,727
  Administrative fees .........................                 7,516              14,616              17,186              13,055
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                94,721             165,676             223,032             142,782
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                81,077            (127,535)           (148,207)           (100,331)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                37,220                  --             119,530                  --
    Realized gain (loss) on sale of investments                 3,084             268,647              64,922              20,781
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                40,304             268,647             184,452              20,781
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               (20,900)          2,661,031             582,704           1,256,017
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      100,481      $    2,802,143      $      618,949      $    1,176,467
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                              U.S.
GLOBAL FRANCHISE       GLOBAL VALUE           MID CAP            SMALL COMPANY         TECHNOLOGY           MID CAP
   PORTFOLIO -      EQUITY PORTFOLIO -   GROWTH PORTFOLIO -   GROWTH PORTFOLIO -      PORTFOLIO -      VALUE PORTFOLIO -
    CLASS II             CLASS I              CLASS I              CLASS II             CLASS I             CLASS I
----------------    ------------------   ------------------   ------------------    ---------------    -----------------
$            --      $       205,182      $            --      $            --      $            --      $        83,994
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        203,983              276,515              168,279               66,071               48,822              372,490
         17,015               29,599               17,135                5,379                5,191               39,399
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        220,998              306,114              185,414               71,450               54,013              411,889
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (220,998)            (100,932)            (185,414)             (71,450)             (54,013)            (327,895)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         30,929              140,948                   --               21,342                   --              374,521
         60,483              362,646              253,391               53,909             (686,960)             764,976
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         91,412              503,594              253,391               75,251             (686,960)           1,139,497
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      1,205,915              425,470            1,627,689              371,780              652,278            1,817,197
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     1,076,329      $       828,132      $     1,695,666      $       375,581      $       (88,695)     $     2,628,799
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                     SB
                                                                                                 ADJUSTABLE
                                                            U.S.                                    RATE            SMITH BARNEY
                                                        REAL ESTATE                                INCOME            AGGRESSIVE
                                                        PORTFOLIO -      VALUE PORTFOLIO -       PORTFOLIO -           GROWTH
                                                          CLASS I             CLASS I          CLASS I SHARES         PORTFOLIO
                                                       --------------    -----------------     --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $      233,241      $      298,193      $        5,500      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               287,673             310,121               2,451             177,817
  Administrative fees .........................                28,521              33,559                 293              21,114
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               316,194             343,680               2,744             198,931
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (82,953)            (45,487)              2,756            (198,931)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               515,178           1,236,358                  --                 417
    Realized gain (loss) on sale of investments               808,412             452,931                 358             369,375
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................             1,323,590           1,689,289                 358             369,792
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             1,510,358          (1,002,952)             (1,320)          1,138,428
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    2,750,995      $      640,850      $        1,794      $    1,309,289
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

 SMITH BARNEY
     LARGE                SOCIAL
CAPITALIZATION          AWARENESS             COMSTOCK            COMSTOCK             EMERGING            EMERGING
    GROWTH                STOCK             PORTFOLIO -          PORTFOLIO -      GROWTH PORTFOLIO -  GROWTH PORTFOLIO -
   PORTFOLIO            PORTFOLIO          CLASS I SHARES      CLASS II SHARES      CLASS I SHARES     CLASS II SHARES
---------------      ---------------      ---------------      ---------------    ------------------  ------------------
$         6,371      $           635      $        57,884      $       668,590      $        20,645      $         1,498
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         60,553                  461               60,147            1,078,773               99,101              187,426
          7,251                   55                7,218              105,532               11,892               17,902
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         67,804                  516               67,365            1,184,305              110,993              205,328
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (61,433)                 119               (9,481)            (515,715)             (90,348)            (203,830)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --              158,326            2,315,111                   --                   --
         89,220                   (6)             132,374            1,018,071             (629,650)               4,790
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         89,220                   (6)             290,700            3,333,182             (629,650)               4,790
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        125,446                   (5)            (146,286)          (1,123,338)           1,197,861              870,470
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       153,233      $           108      $       134,933      $     1,694,129      $       477,863      $       671,430
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         ENTERPRISE           ENTERPRISE         GOVERNMENT          GOVERNMENT
                                                        PORTFOLIO -          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                       CLASS I SHARES      CLASS II SHARES     CLASS I SHARES      CLASS II SHARES
                                                       --------------      ---------------     --------------      ---------------
INVESTMENT INCOME:
  Dividends ...................................        $       45,438      $       22,690      $      267,474      $      968,683
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                76,449              71,728              82,416             356,853
  Administrative fees .........................                 9,174               7,203               9,890              37,645
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                85,623              78,931              92,306             394,498
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (40,185)            (56,241)            175,168             574,185
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                  --                  --
    Realized gain (loss) on sale of investments              (778,312)             38,392              12,570             (19,906)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................              (778,312)             38,392              12,570             (19,906)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             1,192,521             306,118             (50,280)           (138,013)
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      374,024      $      288,269      $      137,458      $      416,266
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                           DYNAMIC CAPITAL
    GROWTH AND            GROWTH AND          MONEY MARKET        MONEY MARKET          CONTRAFUND(R)        APPRECIATION
INCOME PORTFOLIO -    INCOME PORTFOLIO -      PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
  CLASS I SHARES       CLASS II SHARES       CLASS I SHARES      CLASS II SHARES      SERVICE CLASS 2      SERVICE CLASS 2
------------------    ------------------    ---------------      ---------------      ---------------      ---------------
  $       164,342      $       381,261      $       117,009      $       350,044      $        49,816      $            --
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          181,028              686,328               56,734              215,811              623,089                5,545
           21,723               66,901                6,808               22,030               61,174                  606
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          202,751              753,229               63,542              237,841              684,263                6,151
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          (38,409)            (371,968)              53,467              112,203             (634,447)              (6,151)
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------



          360,007            1,076,582                   --                   --                7,117                   --
          500,578              798,605                   --                   --              595,666               33,166
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          860,585            1,875,187                   --                   --              602,783               33,166
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          333,582            1,921,800                   --                   --            5,870,294               35,650
  ---------------      ---------------      ---------------      ---------------      ---------------      ---------------



  $     1,155,758      $     3,425,019      $        53,467      $       112,203      $     5,838,630      $        62,665
  ===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      For the year ended December 31, 2005

                                                         MID CAP
                                                       PORTFOLIO -
                                                     SERVICE CLASS 2
                                                     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        --
                                                       -----------

EXPENSES:
  Insurance charges ...........................            404,982
  Administrative fees .........................             40,198
                                                       -----------

    Total expenses ............................            445,180
                                                       -----------

      Net investment income (loss) ............           (445,180)
                                                       -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            415,965
    Realized gain (loss) on sale of investments            863,662
                                                       -----------

      Realized gain (loss) ....................          1,279,627
                                                       -----------

    Change in unrealized gain (loss)
      on investments ..........................          3,384,458
                                                       -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 4,218,905
                                                       ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                      HIGH YIELD                     MANAGED
                                                 APPRECIATION FUND                 BOND TRUST                  ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (790,106)  $   (777,406)  $     (2,086)  $      3,129   $     (1,067)  $        210
  Realized gain (loss) ..................        23,020     (2,394,950)          (212)            39            673             26
  Change in unrealized gain (loss)
    on investments ......................     9,387,280     12,210,874          1,862         (1,212)         4,001            674
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     8,620,194      9,038,518           (436)         1,956          3,607            910
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       283,022        257,329        127,489             --          2,500             --
  Participant transfers from other
    funding options .....................     1,565,481        454,552        105,384         50,178         88,959         26,718
  Administrative charges ................       (23,748)       (25,904)            (4)            --            (22)           (20)
  Contract surrenders ...................    (6,703,275)    (4,681,932)       (27,000)        (1,397)        (1,495)            --
  Participant transfers to other
    funding options .....................    (2,590,672)    (4,851,551)        (3,709)            --           (646)       (13,032)
  Other receipts/(payments) .............    (1,029,390)    (1,201,772)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (8,498,582)   (10,049,278)       202,160         48,781         89,296         13,666
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       121,612     (1,010,760)       201,724         50,737         92,903         14,576


NET ASSETS:
    Beginning of year ...................    57,590,411     58,601,171         50,737             --         14,576             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 57,712,023   $ 57,590,411   $    252,461   $     50,737   $    107,479   $     14,576
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                   AIM V.I.                 ALLIANCEBERNSTEIN
                                                                                   PREMIER                      LARGE-CAP
                                                       MONEY                    EQUITY FUND -              GROWTH PORTFOLIO -
                                                  MARKET PORTFOLIO                 SERIES I                      CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    283,269   $   (109,093)  $    (14,200)  $    (29,536)  $    (91,455)  $   (103,302)
  Realized gain (loss) ..................            --             --        (33,873)      (100,032)      (448,539)      (835,124)
  Change in unrealized gain (loss)
    on investments ......................            --             --        137,250        227,486      1,319,996      1,395,483
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       283,269       (109,093)        89,177         97,918        780,002        457,057
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       581,574      3,626,283          6,000          3,204         15,127         58,309
  Participant transfers from other
    funding options .....................     5,072,886      8,791,309         22,446         48,624        464,570        516,376
  Administrative charges ................        (5,299)        (6,551)          (731)          (871)        (2,423)        (2,752)
  Contract surrenders ...................    (4,020,682)    (6,785,887)      (243,947)      (437,699)      (898,899)      (823,977)
  Participant transfers to other
    funding options .....................    (4,704,475)   (14,232,226)      (200,387)      (282,824)      (768,215)    (1,097,249)
  Other receipts/(payments) .............      (279,704)    (1,412,052)       (14,544)       (14,276)      (133,122)      (155,055)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,355,700)   (10,019,124)      (431,163)      (683,842)    (1,322,962)    (1,504,348)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (3,072,431)   (10,128,217)      (341,986)      (585,924)      (542,960)    (1,047,291)


NET ASSETS:
    Beginning of year ...................    21,096,707     31,224,924      2,571,067      3,156,991      7,174,034      8,221,325
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 18,024,276   $ 21,096,707   $  2,229,081   $  2,571,067   $  6,631,074   $  7,174,034
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

            GLOBAL                                                    GROWTH-INCOME                    CREDIT SUISSE
        GROWTH FUND -                  GROWTH FUND -                      FUND -                       TRUST EMERGING
        CLASS 2 SHARES                 CLASS 2 SHARES                 CLASS 2 SHARES                 MARKETS PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (1,852)    $    (1,329)    $    (2,919)    $    (2,935)    $    (4,785)    $   (14,827)    $   (37,086)    $   (48,033)
      5,333           1,272          11,003           2,369         100,541          11,707         512,257         197,049

     29,098          16,929          87,477          29,186         178,864         401,985         779,305         797,825
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     32,579          16,872          95,561          28,620         274,620         398,865       1,254,476         946,841
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      4,700              --           7,937           3,471          60,320          99,369          69,506          89,454

    165,222          73,546         626,958         139,685       1,279,277       2,778,249       1,018,721         461,454
        (25)            (31)           (120)            (63)           (639)           (455)         (1,345)         (1,358)
    (23,707)         (5,819)        (89,652)        (15,515)       (430,191)       (145,908)       (648,821)       (386,977)

    (12,311)         (6,945)         (9,777)        (13,956)       (344,493)        (88,352)       (581,442)       (222,016)
         --              --              --              --         (13,686)             --         (28,136)        (33,527)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    133,879          60,751         535,346         113,622         550,588       2,642,903        (171,517)        (92,970)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    166,458          77,623         630,907         142,242         825,208       3,041,768       1,082,959         853,871



    168,751          91,128         305,970         163,728       5,605,722       2,563,954       4,979,482       4,125,611
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$   335,209     $   168,751     $   936,877     $   305,970     $ 6,430,930     $ 5,605,722     $ 6,062,441     $ 4,979,482
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                               DREYFUS VIF -
                                                   DELAWARE VIP                DREYFUS VIF -                    DEVELOPING
                                                  REIT SERIES -           APPRECIATION PORTFOLIO -          LEADERS PORTFOLIO -
                                                  STANDARD CLASS               INITIAL SHARES                 INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     45,553   $     57,555   $   (114,938)  $     13,745   $   (281,050)  $   (263,917)
  Realized gain (loss) ..................     1,206,499        671,518         25,605        (58,599)       712,217        555,796
  Change in unrealized gain (loss)
    on investments ......................      (762,518)     1,548,802        318,965        356,462        384,300      1,701,418
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       489,534      2,277,875        229,632        311,608        815,467      1,993,297
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        25,652        110,627         10,561         27,973        107,241        144,262
  Participant transfers from other
    funding options .....................     1,064,861      1,311,803        174,527        210,591        509,800        903,958
  Administrative charges ................        (2,631)        (2,492)        (2,419)        (2,845)        (5,694)        (6,478)
  Contract surrenders ...................    (1,212,226)      (739,521)      (813,295)      (937,561)    (2,129,317)    (2,596,661)
  Participant transfers to other
    funding options .....................    (1,134,219)    (1,372,344)      (797,116)      (862,492)    (1,247,278)    (1,194,672)
  Other receipts/(payments) .............      (130,268)      (140,335)      (140,429)      (300,393)      (113,506)       (17,636)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,388,831)      (832,262)    (1,568,171)    (1,864,727)    (2,878,754)    (2,767,227)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (899,297)     1,445,613     (1,338,539)    (1,553,119)    (2,063,287)      (773,930)


NET ASSETS:
    Beginning of year ...................     9,618,914      8,173,301      9,043,729     10,596,848     21,419,559     22,193,489
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  8,719,617   $  9,618,914   $  7,705,190   $  9,043,729   $ 19,356,272   $ 21,419,559
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           MERCURY                     MERCURY VALUE                                                    TEMPLETON
      GLOBAL ALLOCATION                OPPORTUNITIES                  MUTUAL SHARES                 DEVELOPING MARKETS
         V.I. FUND -                    V.I. FUND -                 SECURITIES FUND -               SECURITIES FUND -
          CLASS III                      CLASS III                    CLASS 2 SHARES                  CLASS 2 SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$        91     $        --     $       (97)    $       (90)    $   (10,496)    $   (10,534)    $    (1,114)    $       228
         --              --           9,722           4,373          66,415          25,442           2,051             156

        (35)             --          (7,933)         (2,402)         79,941         139,469          57,449           9,961
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


         56              --           1,692           1,881         135,860         154,377          58,386          10,345
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


         --              --              --              --           9,436           5,891              99          28,036

      4,890              --           6,802          14,567         314,477         391,129         300,801          30,660
         --              --              (3)             --            (249)           (241)            (62)            (16)
         --              --              --              --        (230,981)        (64,872)        (15,402)           (213)

         --              --              --              --        (126,308)       (109,394)           (595)         (6,353)
         --              --              --              --         (20,093)             --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      4,890              --           6,799          14,567         (53,718)        222,513         284,841          52,114
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

      4,946              --           8,491          16,448          82,142         376,890         343,227          62,459



         --              --          16,448              --       1,607,788       1,230,898          69,307           6,848
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$     4,946     $        --     $    24,939     $    16,448     $ 1,689,930     $ 1,607,788     $   412,534     $    69,307
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                TEMPLETON FOREIGN              TEMPLETON GROWTH
                                                SECURITIES FUND -             SECURITIES FUND -               APPRECIATION
                                                  CLASS 2 SHARES                CLASS 2 SHARES                  PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $       (434)  $        (27)  $    (11,632)  $     (6,114)  $   (185,999)  $   (104,784)
  Realized gain (loss) ..................            80              2         94,766         20,890        741,955        281,258
  Change in unrealized gain (loss)
    on investments ......................        14,273            960        174,126        333,072        228,322      2,081,259
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        13,919            935        257,260        347,848        784,278      2,257,733
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           229             --         58,620         50,581         27,790        134,802
  Participant transfers from other
    funding options .....................       199,382          6,590        971,097        921,176        553,913      1,278,174
  Administrative charges ................           (82)            --           (696)          (470)        (6,480)        (7,439)
  Contract surrenders ...................          (126)            --       (332,383)       (88,820)    (4,147,959)    (2,639,058)
  Participant transfers to other
    funding options .....................          (476)            --        (70,308)       (54,964)    (1,117,932)      (714,887)
  Other receipts/(payments) .............            --             --        (17,636)            --       (767,250)      (866,419)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       198,927          6,590        608,694        827,503     (5,457,918)    (2,814,827)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       212,846          7,525        865,954      1,175,351     (4,673,640)      (557,094)


NET ASSETS:
    Beginning of year ...................         7,525             --      2,998,835      1,823,484     32,468,002     33,025,096
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    220,371   $      7,525   $  3,864,789   $  2,998,835   $ 27,794,362   $ 32,468,002
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                     SALOMON BROTHERS
         DIVERSIFIED                    EQUITY INDEX                                               VARIABLE AGGRESSIVE
       STRATEGIC INCOME                 PORTFOLIO -                    FUNDAMENTAL                    GROWTH FUND -
          PORTFOLIO                   CLASS II SHARES                VALUE PORTFOLIO                  CLASS I SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   641,982     $   654,096     $   (37,689)    $   (14,354)    $  (146,587)    $  (228,575)    $   (42,729)    $   (20,141)
   (387,977)       (393,932)         41,961        (181,180)      2,074,148         946,962          23,719           7,848

    (63,744)        816,940         340,227       1,352,833      (1,094,197)      1,247,738         215,438         123,651
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    190,261       1,077,104         344,499       1,157,299         833,364       1,966,125         196,428         111,358
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      1,485          39,505          50,243         103,397          26,872         137,577         265,165         481,417

    285,771         229,831         523,173       1,286,317         503,565       1,460,163         509,735         777,889
     (2,938)         (3,479)         (4,783)         (5,460)         (5,464)         (6,067)           (336)           (195)
 (3,632,563)     (2,757,374)     (1,455,714)     (1,127,836)     (2,528,227)     (2,049,420)       (127,630)        (26,022)

   (209,663)       (839,467)       (800,692)     (1,688,492)     (1,600,761)       (692,026)        (96,327)        (72,553)
   (619,742)       (651,091)       (468,595)       (171,535)       (752,361)       (634,153)        (26,761)         (2,878)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


 (4,177,650)     (3,982,075)     (2,156,368)     (1,603,609)     (4,356,376)     (1,783,926)        523,846       1,157,658
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

 (3,987,389)     (2,904,971)     (1,811,869)       (446,310)     (3,523,012)        182,199         720,274       1,269,016



 19,927,694      22,832,665      14,324,355      14,770,665      30,733,164      30,550,965       1,873,194         604,178
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$15,940,305     $19,927,694     $12,512,486     $14,324,355     $27,210,152     $30,733,164     $ 2,593,468     $ 1,873,194
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 SALOMON BROTHERS
                                                VARIABLE GROWTH &
                                                  INCOME FUND -              BALANCED PORTFOLIO -            FORTY PORTFOLIO -
                                                  CLASS I SHARES                SERVICE SHARES                SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (2,900)  $     (1,547)  $    108,236   $    147,078   $    (73,354)  $    (64,950)
  Realized gain (loss) ..................         3,529          5,641        267,589         77,198        111,915         23,496
  Change in unrealized gain (loss)
    on investments ......................         3,855         11,111        777,670      1,138,259        452,752        682,495
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         4,484         15,205      1,153,495      1,362,535        491,313        641,041
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         9,237         39,145         73,672        124,023          4,920         75,185
  Participant transfers from other
    funding options .....................         2,644          9,265        622,145      1,024,628        653,012        144,616
  Administrative charges ................           (84)           (97)        (4,710)        (5,325)          (872)          (838)
  Contract surrenders ...................          (818)       (38,283)    (1,741,883)    (1,489,818)      (286,512)       (95,067)
  Participant transfers to other
    funding options .....................       (18,344)        (7,017)    (1,543,585)    (1,109,654)      (236,325)      (273,728)
  Other receipts/(payments) .............            --             --       (103,462)      (310,426)       (44,469)       (56,071)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        (7,365)         3,013     (2,697,823)    (1,766,572)        89,754       (205,903)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        (2,881)        18,218     (1,544,328)      (404,037)       581,067        435,138


NET ASSETS:
    Beginning of year ...................       228,411        210,193     21,547,137     21,951,174      4,570,181      4,135,043
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    225,530   $    228,411   $ 20,002,809   $ 21,547,137   $  5,151,248   $  4,570,181
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                           GLOBAL
         GLOBAL LIFE                     TECHNOLOGY                      MID CAP                         WORLDWIDE
     SCIENCES PORTFOLIO -               PORTFOLIO -                 VALUE PORTFOLIO -               GROWTH PORTFOLIO -
        SERVICE SHARES                 SERVICE SHARES                 SERVICE SHARES                  SERVICE SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   (25,458)    $   (28,051)    $   (27,944)    $   (34,864)    $   (27,381)    $    41,081     $   (32,853)    $   (76,481)
     27,456         (14,149)       (113,735)        (94,096)        371,907          67,693         344,532         213,260

    178,239         273,903         310,973          91,055        (131,722)        259,504          84,092         162,780
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    180,237         231,703         169,294         (37,905)        212,804         368,278         395,771         299,559
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


        981             863          35,196          38,618           4,587         111,539          73,108         135,045

     75,735         120,790         146,621         121,501         198,720         372,085         545,161         741,093
       (925)         (1,029)         (1,020)         (1,159)           (465)           (447)         (3,228)         (3,937)
   (135,207)       (153,569)       (438,831)       (178,291)       (219,365)       (203,843)     (1,206,377)       (736,936)

   (301,106)       (104,871)       (270,868)       (232,114)        (81,802)        (27,534)     (1,455,837)     (1,705,954)
        163         (56,107)           (300)        (56,787)        (78,967)        (78,340)        (22,182)       (203,711)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


   (360,359)       (193,923)       (529,202)       (308,232)       (177,292)        173,460      (2,069,355)     (1,774,400)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

   (180,122)         37,780        (359,908)       (346,137)         35,512         541,738      (1,673,584)     (1,474,841)



  1,963,256       1,925,476       2,360,535       2,706,672       2,719,303       2,177,565      12,663,802      14,138,643
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 1,783,134     $ 1,963,256     $ 2,000,627     $ 2,360,535     $ 2,754,815     $ 2,719,303     $10,990,218     $12,663,802
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      LAZARD
                                                    RETIREMENT                    GROWTH AND                      MID-CAP
                                               SMALL CAP PORTFOLIO             INCOME PORTFOLIO               VALUE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (1,466)  $       (767)  $     (4,045)  $     (1,941)  $     (8,890)  $     (4,355)
  Realized gain (loss) ..................         9,557            741         49,063          7,958         76,559         15,405
  Change in unrealized gain (loss)
    on investments ......................        (6,281)         5,488        (31,653)        42,675         (2,416)        73,592
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         1,810          5,462         13,365         48,692         65,253         84,642
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         1,175             --          6,262         13,170         71,057         20,208
  Participant transfers from other
    funding options .....................       190,304        137,006        137,698        352,064        429,508        337,075
  Administrative charges ................           (42)           (37)          (158)          (115)          (222)           (74)
  Contract surrenders ...................       (22,329)        (2,682)       (47,126)       (15,874)       (77,683)       (13,180)
  Participant transfers to other
    funding options .....................       (11,906)       (93,194)       (59,635)       (37,132)       (29,272)       (68,530)
  Other receipts/(payments) .............            --             --         (3,588)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       157,202         41,093         33,453        312,113        393,388        275,499
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       159,012         46,555         46,818        360,805        458,641        360,141


NET ASSETS:
    Beginning of year ...................        51,009          4,454        579,981        219,176        603,009        242,868
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    210,021   $     51,009   $    626,799   $    579,981   $  1,061,650   $    603,009
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                        OPPENHEIMER
                                                                                                        MAIN STREET
           DIVIDEND                        EQUITY                        S&P 500                         FUND/VA -
       GROWTH PORTFOLIO                  PORTFOLIO                   INDEX PORTFOLIO                  SERVICE SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (7,994)    $      (707)    $    (6,519)    $    (1,239)    $   (24,223)    $   (27,521)    $      (408)    $      (141)
      4,981             641             859              31          50,151           1,573              57              (5)

     40,462          48,497          65,308          15,327         132,401         323,891           5,132           2,283
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     37,449          48,431          59,648          14,119         158,329         297,943           4,781           2,137
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    152,491         455,468         154,800         138,470         356,878       3,233,847              --              --

     60,255         178,614           6,118          15,270         128,619         425,634          74,484          23,188
       (108)            (31)            (24)            (12)           (272)            (86)            (18)            (15)
    (35,679)         (9,038)           (506)             --         (80,879)        (13,185)         (1,515)           (515)

       (513)           (700)         (2,076)             --        (143,731)         (7,438)             --              --
       (334)            (93)             --              --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    176,112         624,220         158,312         153,728         260,615       3,638,772          72,951          22,658
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    213,561         672,651         217,960         167,847         418,944       3,936,715          77,732          24,795



    851,220         178,569         183,326          15,479       5,798,009       1,861,294          24,795              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 1,064,781     $   851,220     $   401,286     $   183,326     $ 6,216,953     $ 5,798,009     $   102,527     $    24,795
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                 PUTNAM VT
                                                   REAL RETURN                      TOTAL                        DISCOVERY
                                                   PORTFOLIO -                RETURN PORTFOLIO -               GROWTH FUND -
                                               ADMINISTRATIVE CLASS          ADMINISTRATIVE CLASS             CLASS IB SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     13,086   $     (3,182)  $    426,704   $    107,267   $     (3,741)  $     (4,505)
  Realized gain (loss) ..................        16,005         28,603        442,328        493,279          6,232             20
  Change in unrealized gain (loss)
    on investments ......................       (24,810)        22,648       (653,146)       158,049         10,831         18,707
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         4,281         48,069        215,886        758,595         13,322         14,222
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        73,744         18,859        220,600        564,667             --            900
  Participant transfers from other
    funding options .....................       386,285        397,538      2,677,861      2,293,368            557         24,425
  Administrative charges ................          (205)          (204)        (4,928)        (5,557)           (47)           (57)
  Contract surrenders ...................      (168,300)       (36,297)    (2,216,199)    (2,797,462)       (39,788)       (38,081)
  Participant transfers to other
    funding options .....................      (118,516)       (59,866)    (1,609,427)    (3,031,945)          (151)       (37,665)
  Other receipts/(payments) .............       (22,583)            --       (388,896)      (632,383)       (12,622)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       150,425        320,030     (1,320,989)    (3,609,312)       (52,051)       (50,478)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       154,706        368,099     (1,105,103)    (2,850,717)       (38,729)       (36,256)


NET ASSETS:
    Beginning of year ...................       843,075        474,976     22,230,942     25,081,659        295,599        331,855
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    997,781   $    843,075   $ 21,125,839   $ 22,230,942   $    256,870   $    295,599
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          PUTNAM VT                      PUTNAM VT
        INTERNATIONAL                    SMALL CAP                                                      HIGH YIELD
        EQUITY FUND -                   VALUE FUND -                  ALL CAP FUND -                    BOND FUND -
       CLASS IB SHARES                CLASS IB SHARES                    CLASS I                          CLASS I
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (1,286)    $      (114)    $   (46,549)    $   (35,936)    $  (233,335)    $  (328,137)    $   537,603     $   576,766
    112,590         146,497         508,640         151,861         762,070         316,001         340,888         103,771

    115,763         121,184        (275,449)        663,207         211,052       2,337,577        (623,348)        380,281
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    227,067         267,567         186,642         779,132         739,787       2,325,441         255,143       1,060,818
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     63,992         253,855          23,375          41,786         405,859       1,504,593         308,632         657,548

    895,154         424,237         545,040         663,528         612,898       4,311,268       1,057,209       1,619,103
       (449)           (445)         (1,038)           (980)         (6,301)         (6,916)         (2,022)         (2,077)
   (321,671)       (304,232)       (578,744)       (343,327)     (2,110,778)     (1,755,799)       (691,044)       (544,448)

   (302,061)       (729,402)       (415,986)       (275,232)     (2,765,264)     (2,368,566)       (914,455)     (1,125,386)
    (86,288)        (33,398)        (60,199)        (35,180)       (499,542)       (165,017)       (128,880)       (241,980)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    248,677        (389,385)       (487,552)         50,595      (4,363,128)      1,519,563        (370,560)        362,760
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    475,744        (121,818)       (300,910)        829,727      (3,623,341)      3,845,004        (115,417)      1,423,578



  1,990,536       2,112,354       3,915,290       3,085,563      37,245,005      33,400,001      12,640,530      11,216,952
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 2,466,280     $ 1,990,536     $ 3,614,380     $ 3,915,290     $33,621,664     $37,245,005     $12,525,113     $12,640,530
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    LARGE CAP                    SMALL CAP
                                                 INVESTORS FUND -                 GROWTH FUND -                GROWTH FUND -
                                                      CLASS I                        CLASS I                      CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (76,788)  $     (6,789)  $    (49,478)  $    (27,232)  $   (248,848)  $   (221,942)
  Realized gain (loss) ..................       552,443        282,359          8,627         24,713      1,745,586        694,401
  Change in unrealized gain (loss)
    on investments ......................       669,898      1,945,262        137,550         56,916     (1,061,956)     1,305,684
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,145,553      2,220,832         96,699         54,397        434,782      1,778,143
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        90,069        172,560         34,320        562,342        552,780      1,700,828
  Participant transfers from other
    funding options .....................       407,175      1,714,620        280,028      2,175,463        837,642      3,751,266
  Administrative charges ................        (5,812)        (6,724)          (534)          (344)        (2,304)        (2,181)
  Contract surrenders ...................    (2,211,762)    (2,384,978)      (157,028)      (697,663)      (981,639)      (847,615)
  Participant transfers to other
    funding options .....................    (1,547,965)    (1,457,357)      (215,310)      (150,702)    (1,489,706)    (3,053,245)
  Other receipts/(payments) .............      (582,143)      (410,484)         2,391         (4,094)      (102,036)      (126,442)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,850,438)    (2,372,363)       (56,133)     1,885,002     (1,185,263)     1,422,611
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (2,704,885)      (151,531)        40,566      1,939,399       (750,481)     3,200,754


NET ASSETS:
    Beginning of year ...................    26,544,134     26,695,665      2,951,313      1,011,914     15,866,368     12,665,614
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 23,839,249   $ 26,544,134   $  2,991,879   $  2,951,313   $ 15,115,887   $ 15,866,368
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                          SCUDDER
          STRATEGIC                       GROWTH AND                   INTERNATIONAL
         BOND FUND -                  INCOME PORTFOLIO -               SELECT EQUITY                     AIM CAPITAL
           CLASS I                         CLASS B                  PORTFOLIO - CLASS B            APPRECIATION PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   868,543     $   847,883     $    (6,275)    $    (6,091)    $     9,323     $   (24,919)    $   (39,493)    $   (33,407)
    862,849         637,623           1,404           1,142          55,189           1,057             175         (12,353)

 (1,505,986)       (198,906)         28,048          41,697         367,344         386,728         233,844         187,930
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    225,406       1,286,600          23,177          36,748         431,856         362,866         194,526         142,170
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    571,777       1,746,850          40,867         226,424         530,099       1,554,455         131,956         372,514

  2,411,447       3,282,419          31,136          60,807         427,475         653,824         175,106         316,005
     (3,152)         (3,154)            (72)            (11)           (403)            (95)           (655)           (461)
 (2,066,468)     (1,655,557)         (3,140)         (1,793)       (267,319)         (7,766)       (186,536)       (146,234)

 (1,158,416)     (2,987,221)           (922)        (21,848)       (111,661)        (29,760)       (160,760)        (45,192)
   (518,021)       (462,674)             --              --        (117,743)             --         (29,554)         (7,699)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


   (762,833)        (79,337)         67,869         263,579         460,448       2,170,658         (70,443)        488,933
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

   (537,427)      1,207,263          91,046         300,327         892,304       2,533,524         124,083         631,103



 28,067,516      26,860,253         557,604         257,277       3,167,670         634,146       2,793,176       2,162,073
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$27,530,089     $28,067,516     $   648,650     $   557,604     $ 4,059,974     $ 3,167,670     $ 2,917,259     $ 2,793,176
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  DISCIPLINED
                                                  CONVERTIBLE                       MID CAP                      EQUITY
                                              SECURITIES PORTFOLIO              STOCK PORTFOLIO             INCOME PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    152,572   $    115,928   $   (212,967)  $   (175,128)  $   (942,665)  $    (70,823)
  Realized gain (loss) ..................       432,906        156,016      1,095,822        843,814      2,208,853      3,711,972
  Change in unrealized gain (loss)
    on investments ......................      (802,615)       503,751        655,513      1,475,996        396,190      1,473,701
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........      (217,137)       775,695      1,538,368      2,144,682      1,662,378      5,114,850
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        48,416        196,516         34,163         69,771        377,537      4,022,487
  Participant transfers from other
    funding options .....................       164,646      1,312,071        666,711        939,218      1,742,520      4,296,012
  Administrative charges ................        (3,204)        (3,892)        (3,724)        (3,910)       (13,817)       (15,379)
  Contract surrenders ...................    (1,463,018)    (1,320,815)    (2,864,380)    (1,529,347)    (8,279,755)    (5,402,767)
  Participant transfers to other
    funding options .....................      (991,829)      (684,575)      (584,020)      (561,880)    (2,284,918)    (2,326,206)
  Other receipts/(payments) .............      (440,910)      (255,834)      (282,128)      (244,216)    (1,260,435)    (1,450,846)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,685,899)      (756,529)    (3,033,378)    (1,330,364)    (9,718,868)      (876,699)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (2,903,036)        19,166     (1,495,010)       814,318     (8,056,490)     4,238,151


NET ASSETS:
    Beginning of year ...................    16,496,386     16,477,220     16,280,688     15,466,370     67,975,163     63,737,012
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 13,593,350   $ 16,496,386   $ 14,785,678   $ 16,280,688   $ 59,918,673   $ 67,975,163
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          FEDERATED                                                                                        MERCURY
          HIGH YIELD                      FEDERATED                      LARGE CAP                        LARGE CAP
          PORTFOLIO                    STOCK PORTFOLIO                   PORTFOLIO                     CORE PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$  (268,676)    $ 1,226,714     $  (179,060)    $    (2,304)    $  (583,092)    $  (242,430)    $   (16,934)    $    (9,143)
   (210,591)       (198,964)        344,211          87,288        (983,289)     (1,139,748)         (4,378)       (177,197)

    656,692         842,933         300,190       1,120,639       4,119,702       3,277,057         142,317         330,138
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    177,425       1,870,683         465,341       1,205,623       2,553,321       1,894,879         121,005         143,798
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     70,388          54,847          33,120           6,249         496,053       3,274,372          19,787          12,692

    573,557       1,018,353         163,476         278,027       1,043,937       2,596,124         202,206         660,405
     (3,826)         (4,291)         (2,879)         (3,370)         (9,550)        (11,155)           (492)           (564)
 (3,324,301)     (2,789,873)     (2,075,444)     (1,510,431)     (4,058,315)     (3,062,807)        (67,212)        (64,861)

 (1,305,437)     (1,720,213)       (755,744)       (544,607)     (1,736,028)     (2,059,719)        (47,597)       (663,931)
   (371,204)       (740,584)       (190,711)       (189,950)       (546,469)     (1,010,015)        (14,484)         (3,306)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


 (4,360,823)     (4,181,761)     (2,828,182)     (1,964,082)     (4,810,372)       (273,200)         92,208         (59,565)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

 (4,183,398)     (2,311,078)     (2,362,841)       (758,459)     (2,257,051)      1,621,679         213,213          84,233



 21,514,256      23,825,334      14,029,591      14,788,050      40,475,382      38,853,703       1,126,958       1,042,725
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$17,330,858     $21,514,256     $11,666,750     $14,029,591     $38,218,331     $40,475,382     $ 1,340,171     $ 1,126,958
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                   MFS
                                                  MFS EMERGING                     MFS MID CAP                 TOTAL RETURN
                                                GROWTH PORTFOLIO                GROWTH PORTFOLIO                PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (41,474)  $   (278,863)  $   (367,612)  $   (177,454)  $    549,425   $  1,082,747
  Realized gain (loss) ..................   (12,013,769)    (2,314,174)    (1,401,558)    (1,691,345)     4,686,921      2,772,708
  Change in unrealized gain (loss)
    on investments ......................    11,460,795      4,664,742      2,797,340      3,301,134     (3,990,959)     4,566,866
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........      (594,448)     2,071,705      1,028,170      1,432,335      1,245,387      8,422,321
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         9,348         39,913         21,439         48,137      1,175,788      2,439,566
  Participant transfers from other
    funding options .....................        18,404        144,774     19,388,420        468,215      4,298,407      4,566,946
  Administrative charges ................           (58)        (7,461)        (9,997)        (4,498)       (19,748)       (21,597)
  Contract surrenders ...................      (169,912)    (1,609,390)    (2,927,868)      (899,748)   (10,445,723)    (8,171,843)
  Participant transfers to other
    funding options .....................   (19,318,788)      (972,670)    (1,828,650)    (1,013,359)    (2,282,910)    (2,015,725)
  Other receipts/(payments) .............       (36,745)      (376,528)      (309,763)      (280,642)    (1,517,689)    (2,692,816)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (19,497,751)    (2,781,362)    14,333,581     (1,681,895)    (8,791,875)    (5,895,469)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets   (20,092,199)      (709,657)    15,361,751       (249,560)    (7,546,488)     2,526,852


NET ASSETS:
    Beginning of year ...................    20,092,199     20,801,856     12,630,693     12,880,253     91,471,631     88,944,779
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $         --   $ 20,092,199   $ 27,992,444   $ 12,630,693   $ 83,925,143   $ 91,471,631
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                            MONDRIAN
          MFS VALUE                      INTERNATIONAL                   PIONEER FUND                 PIONEER STRATEGIC
          PORTFOLIO                     STOCK PORTFOLIO                    PORTFOLIO                  INCOME PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     1,755     $       818     $  (308,046)    $    26,124     $      (442)    $      (147)    $   109,483     $   250,293
     22,228             844       1,176,712         710,487             591             805        (112,742)       (125,254)

       (861)          6,323         853,991       2,292,941           1,171           1,537          99,385         301,410
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     23,122           7,985       1,722,657       3,029,552           1,320           2,195          96,126         426,449
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


         --              --          85,961         452,157              --              --         153,087          14,890

    426,939          92,448       1,004,239         993,262          10,560          29,618         508,681         231,179
        (57)             --          (5,312)         (5,874)             (3)             (3)         (1,202)         (1,606)
    (22,993)             --      (2,948,424)     (2,210,550)         (3,329)           (506)     (1,023,370)       (633,965)

        (82)             --        (972,696)     (1,064,848)         (4,234)        (17,743)       (122,862)       (302,209)
         --              --        (295,889)       (336,801)             --              --        (240,637)        (36,498)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    403,807          92,448      (3,132,121)     (2,172,654)          2,994          11,366        (726,303)       (728,209)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    426,929         100,433      (1,409,464)        856,898           4,314          13,561        (630,177)       (301,760)



    100,433              --      23,898,520      23,041,622          29,187          15,626       4,841,074       5,142,834
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$   527,362     $   100,433     $22,489,056     $23,898,520     $    33,501     $    29,187     $ 4,210,897     $ 4,841,074
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  STYLE FOCUS
                                                   STRATEGIC                     SERIES: SMALL               TRAVELERS QUALITY
                                                EQUITY PORTFOLIO              CAP VALUE PORTFOLIO              BOND PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (304,219)  $    (19,552)  $       (131)  $         --   $   (448,117)  $  1,098,982
  Realized gain (loss) ..................    (3,182,423)    (3,527,772)           686             --        (30,338)       117,829
  Change in unrealized gain (loss)
    on investments ......................     3,448,429      6,929,056          1,487             --        541,206       (555,698)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (38,213)     3,381,732          2,042             --         62,751        661,113
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        47,124         80,891         35,409             --        163,887        215,737
  Participant transfers from other
    funding options .....................       210,260        135,981         25,805             --        651,938        716,969
  Administrative charges ................       (12,618)       (15,359)            (4)            --         (6,225)        (7,564)
  Contract surrenders ...................    (4,629,513)    (3,655,852)            --             --     (3,081,399)    (3,243,984)
  Participant transfers to other
    funding options .....................    (1,166,104)    (1,500,348)            (9)            --     (1,835,040)    (3,107,480)
  Other receipts/(payments) .............      (761,692)    (1,291,808)            --             --       (753,290)      (833,308)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (6,312,543)    (6,246,495)        61,201             --     (4,860,129)    (6,259,630)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (6,350,756)    (2,864,763)        63,243             --     (4,797,378)    (5,598,517)


NET ASSETS:
    Beginning of year ...................    41,404,107     44,268,870             --             --     34,077,985     39,676,502
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 35,053,351   $ 41,404,107   $     63,243   $         --   $ 29,280,607   $ 34,077,985
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                           CORE PLUS                   EMERGING MARKETS                   EQUITY AND
       U.S. GOVERNMENT                    FIXED INCOME                EQUITY PORTFOLIO -              INCOME PORTFOLIO -
     SECURITIES PORTFOLIO             PORTFOLIO - CLASS II                  CLASS I                        CLASS II
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (1,060)    $        --     $    81,077     $    75,415     $  (127,535)    $   (62,595)    $  (148,207)    $  (144,401)
        (33)             --          40,304           7,361         268,647          33,615         184,452          15,791

        455              --         (20,900)           (135)      2,661,031       1,468,345         582,704         927,080
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


       (638)             --         100,481          82,641       2,802,143       1,439,365         618,949         798,470
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    137,512              --         148,114         760,180         394,319       1,542,194         743,770       2,323,950

     97,227              --         883,314       1,833,379       1,019,005       1,034,035       1,403,415       2,688,217
        (21)             --            (647)           (474)         (1,478)         (1,227)         (1,689)           (858)
     (3,617)             --        (301,261)       (123,181)       (546,346)       (245,323)       (380,143)       (116,515)

         --              --        (161,094)       (480,096)       (491,116)       (552,108)       (122,022)        (76,536)
         --              --         (22,517)            141         (58,888)        (25,973)        (54,510)        (37,162)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    231,101              --         545,909       1,989,949         315,496       1,751,598       1,588,821       4,781,096
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    230,463              --         646,390       2,072,590       3,117,639       3,190,963       2,207,770       5,579,566



         --              --       4,711,177       2,638,587       8,563,708       5,372,745      10,320,800       4,741,234
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$   230,463     $        --     $ 5,357,567     $ 4,711,177     $11,681,347     $ 8,563,708     $12,528,570     $10,320,800
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                GLOBAL VALUE
                                                 EQUITY GROWTH                 GLOBAL FRANCHISE              EQUITY PORTFOLIO -
                                              PORTFOLIO - CLASS I            PORTFOLIO - CLASS II                 CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (100,331)  $   (122,591)  $   (220,998)  $   (110,812)  $   (100,932)  $   (131,098)
  Realized gain (loss) ..................        20,781        (51,181)        91,412         73,401        503,594         82,672
  Change in unrealized gain (loss)
    on investments ......................     1,256,017        676,887      1,205,915        788,135        425,470      2,015,382
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,176,467        503,115      1,076,329        750,724        828,132      1,966,956
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       156,473        309,324        968,188      2,238,108        206,647        468,210
  Participant transfers from other
    funding options .....................       843,508        760,394      2,790,874      3,189,442      3,095,682      2,392,884
  Administrative charges ................        (1,600)        (1,717)        (1,408)          (582)        (2,902)        (2,960)
  Contract surrenders ...................      (494,527)      (333,962)      (253,256)      (127,320)    (1,493,059)      (751,309)
  Participant transfers to other
    funding options .....................      (785,254)      (280,720)      (175,918)      (202,538)    (1,250,577)      (617,494)
  Other receipts/(payments) .............       (86,108)      (245,307)       (75,624)       (74,334)      (389,666)      (110,893)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (367,508)       208,012      3,252,856      5,022,776        166,125      1,378,438
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       808,959        711,127      4,329,185      5,773,500        994,257      3,345,394


NET ASSETS:
    Beginning of year ...................     8,911,697      8,200,570      9,232,013      3,458,513     18,905,089     15,559,695
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  9,720,656   $  8,911,697   $ 13,561,198   $  9,232,013   $ 19,899,346   $ 18,905,089
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           MID CAP                       SMALL COMPANY                                                  U.S. MID CAP
      GROWTH PORTFOLIO -               GROWTH PORTFOLIO -                TECHNOLOGY                   VALUE PORTFOLIO -
           CLASS I                          CLASS II                 PORTFOLIO - CLASS I                   CLASS I
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$  (185,414)    $  (156,811)    $   (71,450)    $   (38,252)    $   (54,013)    $   (59,294)    $  (327,895)    $  (375,523)
    253,391            (752)         75,251          95,390        (686,960)       (465,246)      1,139,497         169,086

  1,627,689       2,048,698         371,780         361,462         652,278         372,512       1,817,197       3,327,821
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


  1,695,666       1,891,135         375,581         418,600         (88,695)       (152,028)      2,628,799       3,121,384
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    283,137         907,517         430,225       1,087,901          90,875          32,776         402,979       1,339,526

    312,929         731,282         384,382         698,590         439,985         362,421         703,302       1,322,449
     (1,741)         (1,816)           (459)           (188)           (875)         (1,028)         (4,858)         (5,033)
   (870,445)       (531,159)       (121,847)        (33,445)       (283,912)       (138,609)     (2,671,516)     (1,288,451)

   (621,886)       (537,643)       (211,083)       (109,592)       (533,268)       (268,027)     (1,314,947)     (1,200,035)
    (51,446)       (158,895)        (11,088)        (21,226)        (51,433)        (21,448)       (339,860)       (194,873)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


   (949,452)        409,286         470,130       1,622,040        (338,628)        (33,915)     (3,224,900)        (26,417)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    746,214       2,300,421         845,711       2,040,640        (427,323)       (185,943)       (596,101)      3,094,967



 11,532,156       9,231,735       3,213,383       1,172,743       3,895,142       4,081,085      27,373,634      24,278,667
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$12,278,370     $11,532,156     $ 4,059,094     $ 3,213,383     $ 3,467,819     $ 3,895,142     $26,777,533     $27,373,634
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              SB ADJUSTABLE
                                                                                                               RATE INCOME
                                                U.S. REAL ESTATE               VALUE PORTFOLIO -               PORTFOLIO -
                                              PORTFOLIO - CLASS I                   CLASS I                   CLASS I SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (82,953)  $     (2,975)  $    (45,487)  $   (109,418)  $      2,756   $       (576)
  Realized gain (loss) ..................     1,323,590        686,798      1,689,289        815,301            358            118
  Change in unrealized gain (loss)
    on investments ......................     1,510,358      3,707,351     (1,002,952)     2,519,325         (1,320)            21
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     2,750,995      4,391,174        640,850      3,225,208          1,794           (437)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       402,626      2,039,466        207,287        935,146             --             --
  Participant transfers from other
    funding options .....................     1,107,857      1,883,506      1,160,711      1,492,451         18,286         97,369
  Administrative charges ................        (2,076)        (1,944)        (3,535)        (4,129)           (24)           (19)
  Contract surrenders ...................    (1,020,097)      (659,359)    (1,523,227)    (1,004,518)       (29,645)       (27,277)
  Participant transfers to other
    funding options .....................    (1,224,563)    (1,490,507)    (1,172,416)      (549,466)       (16,228)            --
  Other receipts/(payments) .............       (73,365)      (201,369)      (319,600)      (214,059)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (809,618)     1,569,793     (1,650,780)       655,425        (27,611)        70,073
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,941,377      5,960,967     (1,009,930)     3,880,633        (25,817)        69,636


NET ASSETS:
    Beginning of year ...................    18,306,401     12,345,434     23,344,645     19,464,012        209,981        140,345
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 20,247,778   $ 18,306,401   $ 22,334,715   $ 23,344,645   $    184,164   $    209,981
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                          SMITH BARNEY
         SMITH BARNEY                        LARGE                          SOCIAL                         COMSTOCK
          AGGRESSIVE                     CAPITALIZATION                    AWARENESS                      PORTFOLIO -
       GROWTH PORTFOLIO                 GROWTH PORTFOLIO                STOCK PORTFOLIO                 CLASS I SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$  (198,931)    $  (205,275)    $   (61,433)    $   (56,750)    $       119     $        --     $    (9,481)    $   (18,691)
    369,792         239,490          89,220         159,755              (6)             --         290,700          45,225

  1,138,428       1,169,311         125,446        (179,399)             (5)             --        (146,286)        636,593
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


  1,309,289       1,203,526         153,233         (76,394)            108              --         134,933         663,127
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     69,303          81,765           7,292          16,615              --              --           4,000          17,100

    831,027       1,209,396         506,520       1,152,653          90,531              --         505,025         778,614
     (3,294)         (3,741)           (978)         (1,086)             --              --          (1,250)         (1,253)
 (1,494,795)     (1,584,559)       (642,689)       (462,211)             --              --        (380,760)       (202,638)

   (990,413)       (588,267)       (351,569)     (1,169,502)             --              --        (315,541)       (131,536)
   (306,439)       (129,419)       (104,916)        (41,961)             --              --         (47,431)        (24,620)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


 (1,894,611)     (1,014,825)       (586,340)       (505,492)         90,531              --        (235,957)        435,667
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

   (585,322)        188,701        (433,107)       (581,886)         90,639              --        (101,024)      1,098,794



 15,005,019      14,816,318       5,275,274       5,857,160              --              --       4,919,421       3,820,627
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$14,419,697     $15,005,019     $ 4,842,167     $ 5,275,274     $    90,639     $        --     $ 4,818,397     $ 4,919,421
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     COMSTOCK                       EMERGING                      EMERGING
                                                   PORTFOLIO -                 GROWTH PORTFOLIO -            GROWTH PORTFOLIO -
                                                 CLASS II SHARES                 CLASS I SHARES               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (515,715)  $   (547,104)  $    (90,348)  $   (118,256)  $   (203,830)  $   (189,375)
  Realized gain (loss) ..................     3,333,182        265,821       (629,650)      (665,052)         4,790        (82,583)
  Change in unrealized gain (loss)
    on investments ......................    (1,123,338)     9,367,868      1,197,861      1,219,194        870,470        858,226
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,694,129      9,086,585        477,863        435,886        671,430        586,268
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,133,411      4,851,137            812          3,447        278,470        999,638
  Participant transfers from other
    funding options .....................     6,203,682      9,795,443        137,427         74,716        937,060      1,462,857
  Administrative charges ................       (11,055)        (9,640)        (2,344)        (2,761)        (2,325)        (1,913)
  Contract surrenders ...................    (4,709,052)    (2,793,049)      (655,987)      (253,028)      (650,352)      (531,767)
  Participant transfers to other
    funding options .....................    (3,648,496)    (1,965,490)      (422,904)      (493,019)      (930,032)    (1,048,153)
  Other receipts/(payments) .............      (768,027)      (744,278)       (57,605)       (88,999)       (68,300)      (177,097)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (799,537)     9,134,123     (1,000,601)      (759,644)      (435,479)       703,565
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       894,592     18,220,708       (522,738)      (323,758)       235,951      1,289,833


NET ASSETS:
    Beginning of year ...................    70,558,440     52,337,732      8,526,131      8,849,889     12,187,497     10,897,664
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 71,453,032   $ 70,558,440   $  8,003,393   $  8,526,131   $ 12,423,448   $ 12,187,497
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          ENTERPRISE                       ENTERPRISE                     GOVERNMENT                     GOVERNMENT
         PORTFOLIO -                      PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
        CLASS I SHARES                  CLASS II SHARES                 CLASS I SHARES                 CLASS II SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   (40,185)    $   (68,317)    $   (56,241)    $   (69,955)    $   175,168     $   270,139     $   574,185     $   918,248
   (778,312)       (646,353)         38,392         (13,165)         12,570          (2,120)        (19,906)        (55,209)

  1,192,521         860,308         306,118         189,447         (50,280)        (87,921)       (138,013)       (250,405)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    374,024         145,638         288,269         106,327         137,458         180,098         416,266         612,634
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      2,762           2,180         108,011         132,314              --             900         129,536         493,760

     18,030          26,322         191,489         345,648         204,514          83,000         673,711       2,183,338
     (1,960)         (2,304)           (806)           (863)         (1,130)         (1,284)         (3,965)         (4,666)
   (804,483)       (303,213)       (347,018)       (224,168)       (690,988)       (493,486)     (1,728,284)     (1,693,525)

   (296,023)       (430,002)       (223,203)       (114,503)       (303,466)       (898,603)     (1,375,191)     (5,452,847)
   (112,373)        (69,670)       (237,557)        (39,338)       (103,202)       (138,580)       (977,494)       (942,905)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


 (1,194,047)       (776,687)       (509,084)         99,090        (894,272)     (1,448,053)     (3,281,687)     (5,416,845)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

   (820,023)       (631,049)       (220,815)        205,417        (756,814)     (1,267,955)     (2,865,421)     (4,804,211)



  6,711,959       7,343,008       4,957,921       4,752,504       6,806,494       8,074,449      26,881,806      31,686,017
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 5,891,936     $ 6,711,959     $ 4,737,106     $ 4,957,921     $ 6,049,680     $ 6,806,494     $24,016,385     $26,881,806
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   GROWTH AND                     GROWTH AND I                  MONEY MARKET
                                               INCOME PORTFOLIO -               NCOME PORTFOLIO -               PORTFOLIO -
                                                 CLASS I SHARES                  CLASS II SHARES               CLASS I SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (38,409)  $    (59,192)  $   (371,968)  $   (345,927)  $     53,467   $    (32,504)
  Realized gain (loss) ..................       860,585        136,997      1,875,187        281,311             --             --
  Change in unrealized gain (loss)
    on investments ......................       333,582      1,656,621      1,921,800      4,644,843             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,155,758      1,734,426      3,425,019      4,580,227         53,467        (32,504)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         2,864          4,200      1,024,876      3,822,165             --            538
  Participant transfers from other
    funding options .....................       314,126        730,627      2,905,103      5,000,408        848,883      1,061,810
  Administrative charges ................        (3,089)        (3,311)        (6,005)        (5,832)          (893)        (1,045)
  Contract surrenders ...................    (1,686,023)      (541,580)    (2,278,424)    (1,969,462)    (1,063,687)      (386,793)
  Participant transfers to other
    funding options .....................      (445,025)      (281,005)    (1,435,582)    (1,437,973)    (1,412,908)    (1,818,156)
  Other receipts/(payments) .............      (300,533)      (289,762)      (781,465)      (490,248)            --       (141,735)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,117,680)      (380,831)      (571,497)     4,919,058     (1,628,605)    (1,285,381)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (961,922)     1,353,595      2,853,522      9,499,285     (1,575,138)    (1,317,885)


NET ASSETS:
    Beginning of year ...................    15,085,219     13,731,624     43,644,751     34,145,466      5,071,445      6,389,330
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 14,123,297   $ 15,085,219   $ 46,498,273   $ 43,644,751   $  3,496,307   $  5,071,445
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                        DYNAMIC CAPITAL
         MONEY MARKET                     CONTRAFUND(R)                    APPRECIATION                      MID CAP
         PORTFOLIO -                      PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
       CLASS II SHARES                  SERVICE CLASS 2                 SERVICE CLASS 2                SERVICE CLASS 2
---------------------------     ---------------------------     ---------------------------     ---------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   112,203     $  (188,055)    $  (634,447)    $  (420,407)    $    (6,151)    $    (8,638)    $  (445,180)    $  (277,460)
         --              --         602,783          93,606          33,166          19,669       1,279,627         132,086

         --              --       5,870,294       4,272,112          35,650         (20,410)      3,384,458       4,121,206
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    112,203        (188,055)      5,838,630       3,945,311          62,665          (9,379)      4,218,905       3,975,832
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    257,582       1,361,502       1,567,871       4,412,747              --              --         938,986       3,013,054

  3,695,527       9,156,332       6,927,667       6,553,337           7,952          17,683       5,465,903       4,668,165
     (2,749)         (3,010)         (5,730)         (4,621)            (64)            (45)         (3,639)         (2,354)
 (1,666,479)     (3,406,060)     (2,539,080)       (864,359)       (134,378)       (199,858)     (2,030,810)       (808,648)

 (3,798,889)     (9,736,893)     (1,371,161)       (940,808)        (75,441)        (29,793)     (1,764,943)       (702,851)
   (210,293)       (432,085)       (271,023)       (237,782)             --              --        (115,284)       (161,274)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


 (1,725,301)     (3,060,214)      4,308,544       8,918,514        (201,931)       (212,013)      2,490,213       6,006,092
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

 (1,613,098)     (3,248,269)     10,147,174      12,863,825        (139,266)       (221,392)      6,709,118       9,981,924



 15,238,420      18,486,689      36,690,585      23,826,760         509,041         730,433      23,598,070      13,616,146
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$13,625,322     $15,238,420     $46,837,759     $36,690,585     $   369,775     $   509,041     $30,307,188     $23,598,070
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Fund ABD II, established on October 17, 1995, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund ABD II are Travelers Life & Annuity Access Annuity, Travelers Life & Annuity Access Select Annuity, Travelers Portfolio Architect Annuity, Travelers Portfolio Architect Select Annuity, Travelers Premier Advisers Annuity, Travelers Premier Advisers II Annuity and Travelers Life & Annuity Premier Advisers III .

Participant purchase payments applied to Fund ABD II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Fund ABD II were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
        Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
        Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
        Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
        Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
           Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
        business trust
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
        The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company (continued)
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Forty Portfolio - Service Shares (Formerly Capital Appreciation
           Portfolio - Service Shares)
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Value Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Morgan Stanley Variable Investment Series, Massachusetts business trust
         Dividend Growth Portfolio
         Equity Portfolio
         S&P 500 Index Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Strategic Bond Fund - Class I
     Scudder Variable Series I, Massachusetts business trust
         Growth and Income Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder International Select Equity Portfolio - Class B
     The Travelers Series Trust, Massachusetts business trust, Affiliate of
       The Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio *
         Managed Allocation Series: Conservative Portfolio *
         Managed Allocation Series: Moderate Portfolio *
         Managed Allocation Series: Moderate-Aggressive Portfolio *
         Managed Allocation Series: Moderate-Conservative Portfolio *
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio

     The Travelers Series Trust, Massachusetts business trust, Affiliate of
       The Company (continued)
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     The Universal Institutional Funds, Inc., Maryland business trust
         Core Plus Fixed Income Portfolio - Class II
         Emerging Markets Equity Portfolio - Class I
         Equity and Income Portfolio - Class II
         Equity Growth Portfolio - Class I
         Global Franchise Portfolio - Class II
         Global Value Equity Portfolio - Class I
         Mid Cap Growth Portfolio - Class I
         Small Company Growth Portfolio - Class II
         Technology Portfolio - Class I
         U.S. Mid Cap Value Portfolio - Class I
         U.S. Real Estate Portfolio - Class I
         Value Portfolio - Class I
     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Social Awareness Stock Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class I Shares
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
         Government Portfolio - Class I Shares
         Government Portfolio - Class II Shares
         Growth and Income Portfolio - Class I Shares
         Growth and Income Portfolio - Class II Shares
         Money Market Portfolio - Class I Shares
         Money Market Portfolio - Class II Shares
     Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

New Funds in 2005 included above:

Managed Allocation Series: Aggressive Portfolio                   The Travelers Series Trust      5/2/2005
Managed Allocation Series: Conservative Portfolio                 The Travelers Series Trust      5/2/2005
Managed Allocation Series: Moderate Portfolio                     The Travelers Series Trust      5/2/2005
Managed Allocation Series: Moderate-Aggressive Portfolio          The Travelers Series Trust      5/2/2005

New Funds in 2005 included above (continued):

Managed Allocation Series: Moderate-Conservative Portfolio        The Travelers Series Trust      5/2/2005
Style Focus Series: Small Cap Value Portfolio                     The Travelers Series Trust      5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund ABD II or shares of Fund ABD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Fund ABD II product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund ABD II in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date and held at average cost. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Fund ABD II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund ABD II. Fund ABD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Fund ABD II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option:

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                ABD  II
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Asset-based Charges
                                                             -----------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ------------------------------------------
                                                                                                                              Total
 Separate Account Charge (1)    Product                      M&E (2)     ADM       ESP    GMWB I   GMWB II   GMWB III  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%   Access                        1.25%     0.15%                                                  1.40%
                                Access Select                 1.25%     0.15%                                                  1.40%
                                Portfolio Architect           1.25%     0.15%                                                  1.40%
                                Portfolio Architect Select    1.25%     0.15%                                                  1.40%
                                Premier Advisers              1.25%     0.15%                                                  1.40%

Separate Account Charge 1.50%   Premier Advisers II           1.35%     0.15%                                                  1.50%

Separate Account Charge 1.55%   Premier Advisers III          1.40%     0.15%                                                  1.55%

Separate Account Charge 1.60%   Portfolio Architect           1.25%     0.15%     0.20%                                        1.60%
                                Portfolio Architect Select    1.25%     0.15%     0.20%                                        1.60%
                                Premier Advisers              1.25%     0.15%     0.20%                                        1.60%
                                Premier Advisers III          1.45%     0.15%                                                  1.60%

Separate Account Charge 1.65%   Portfolio Architect           1.25%     0.15%                                 0.25%            1.65%

Separate Account Charge 1.70%   Premier Advisers II           1.35%     0.15%     0.20%                                        1.70%
                                Premier Advisers III          1.40%     0.15%     0.15%                                        1.70%

Separate Account Charge 1.75%   Premier Advisers II           1.35%     0.15%                                 0.25%            1.75%
                                Premier Advisers III          1.45%     0.15%     0.15%                                        1.75%

Separate Account Charge 1.80%   Portfolio Architect           1.25%     0.15%              0.40%                               1.80%
                                Premier Advisers III          1.40%     0.15%                                 0.25%            1.80%

Separate Account Charge 1.85%   Portfolio Architect           1.25%     0.15%     0.20%                       0.25%            1.85%
                                Premier Advisers III          1.45%     0.15%                                 0.25%            1.85%

Separate Account Charge 1.90%   Portfolio Architect           1.25%     0.15%                       0.50%                      1.90%
                                Premier Advisers II           1.35%     0.15%              0.40%                               1.90%

Separate Account Charge 1.95%   Premier Advisers II           1.35%     0.15%     0.20%                       0.25%            1.95%
                                Premier Advisers III          1.40%     0.15%              0.40%                               1.95%
                                Premier Advisers III          1.40%     0.15%     0.15%                       0.25%            1.95%

Separate Account Charge 2.00%   Portfolio Architect           1.25%     0.15%     0.20%    0.40%                               2.00%
                                Premier Advisers II           1.35%     0.15%                       0.50%                      2.00%
                                Premier Advisers III          1.45%     0.15%              0.40%                               2.00%
                                Premier Advisers III          1.45%     0.15%     0.15%                       0.25%            2.00%

Separate Account Charge 2.05%   Premier Advisers III          1.40%     0.15%                                          0.50%   2.05%
                                Premier Advisers III          1.40%     0.15%                       0.50%                      2.05%

Separate Account Charge 2.10%   Portfolio Architect           1.25%     0.15%     0.20%             0.50%                      2.10%
                                Premier Advisers II           1.35%     0.15%     0.20%    0.40%                               2.10%
                                Premier Advisers III          1.40%     0.15%     0.15%    0.40%                               2.10%
                                Premier Advisers III          1.45%     0.15%                                          0.50%   2.10%
                                Premier Advisers III          1.45%     0.15%                       0.50%                      2.10%

Separate Account Charge 2.15%   Premier Advisers III          1.45%     0.15%     0.15%    0.40%                               2.15%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                ABD  II
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Asset-based Charges
                                                             -----------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ------------------------------------------
                                                                                                                              Total
 Separate Account Charge (1)    Product                      M&E (2)     ADM       ESP    GMWB I   GMWB II   GMWB III  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.20%   Premier Advisers II           1.35%     0.15%     0.20%             0.50%                      2.20%
                                Premier Advisers III          1.40%     0.15%     0.15%                                0.50%   2.20%
                                Premier Advisers III          1.40%     0.15%     0.15%             0.50%                      2.20%

Separate Account Charge 2.25%   Premier Advisers III          1.45%     0.15%     0.15%                                0.50%   2.25%
                                Premier Advisers III          1.45%     0.15%     0.15%             0.50%                      2.25%

------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.
(2) From January 1, 2005 to July 10, 2005, the M&E charge for Premier Advisers III was 1.45%. On July 11, 2005, the M&E charge was reduced to 1.40%.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant purchase payments when they are received. However, a withdrawal charge will apply, assessed through the redemption of units, if purchase payments are withdrawn as noted directly below:

--------------------------------------------------------------------------------
                                Withdrawal charge (as a percentage of the amount
Product                         withdrawn)
--------------------------------------------------------------------------------
Access                          N/A
Access Select                   N/A
Portfolio Architect             Up to 6% decreasing to 0% in years 8 and later
Portfolio Architect Select      Up to 6% decreasing to 0% in years 8 and later
Premier Advisers                Up to 6% decreasing to 0% in years 8 and later
Premier Advisers II             Up to 6% decreasing to 0% in years 8 and later
Premier Advisers III            Up to 6% decreasing to 0% in years 8 and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF         MARKET       COST OF        PROCEEDS
                                                                             SHARES         VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (4.6%)
    Total (Cost $51,700,720)                                                  737,280   $ 57,714,241   $    667,567   $  9,954,037
                                                                         ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $251,821)                                                      25,146        252,471        230,975         30,892
                                                                         ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $102,809)                                                       6,249        107,483         92,067          3,224
                                                                         ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (1.4%)
    Total (Cost $17,993,753)                                               17,993,753     17,993,753      5,254,203      8,338,377
                                                                         ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS (0.2%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $2,277,070)                                                    99,873      2,229,168         65,872        511,149
                                                                         ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.5%)
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    Total (Cost $7,239,752)                                                   249,862      6,631,330        424,163      1,838,323
                                                                         ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (0.6%)
  Global Growth Fund - Class 2 Shares (Cost $280,402)                          17,173        335,222        170,484         38,444
  Growth Fund - Class 2 Shares (Cost $806,429)                                 15,885        936,913        631,557         99,094
  Growth-Income Fund - Class 2 Shares (Cost $5,639,688)                       168,709      6,431,186      1,371,016        800,470
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $6,726,519)                                                   201,767      7,703,321      2,173,057        938,008
                                                                         ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.5%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $3,270,140)                                                   360,444      6,062,674      1,001,564      1,209,933
                                                                         ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.7%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $5,965,974)                                                   464,569      8,719,955      1,407,188      2,216,427
                                                                         ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (2.1%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    (Cost $7,390,451)                                                         207,639      7,705,488        156,949      1,839,759
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $14,857,674)                                                        440,333     19,357,018        445,493      3,604,551
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $22,248,125)                                                  647,972     27,062,506        602,442      5,444,310
                                                                         ------------   ------------   ------------   ------------

FAM VARIABLE SERIES FUNDS, INC. (0.0%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $4,981)                   397          4,946          4,985              4
  Mercury Value Opportunities V.I. Fund - Class III (Cost $35,274)              4,177         24,940         16,724            256
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $40,255)                                                        4,574         29,886         21,709            260
                                                                         ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.5%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $1,313,413)             93,010      1,690,000        288,591        347,507
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $344,336)                                                            37,849        412,550        301,943         18,200
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $205,148)           14,109        220,380        200,160          1,658
  Templeton Growth Securities Fund - Class 2 Shares (Cost $3,103,828)         279,866      3,864,945      1,172,643        575,425
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $4,966,725)                                                   424,834      6,187,875      1,963,337        942,790
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF         MARKET       COST OF        PROCEEDS
                                                                             SHARES         VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
GREENWICH STREET SERIES FUND (6.8%)
  Appreciation Portfolio (Cost $23,956,583)                                 1,147,149   $ 27,795,431   $    573,576   $  6,216,426
  Diversified Strategic Income Portfolio (Cost $17,763,424)                 1,769,247     15,940,916      1,422,123      4,957,180
  Equity Index Portfolio - Class II Shares (Cost $12,083,676)                 411,611     12,512,972        817,822      3,011,393
  Fundamental Value Portfolio (Cost $25,191,217)                            1,319,011     27,211,202      2,102,812      5,024,542
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $2,182,171)                                                         111,170      2,593,604        682,334        201,081
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $184,761)                                                            44,485        225,540         12,329         22,584
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $81,361,832)                                                4,802,673     86,279,665      5,610,996     19,433,206
                                                                         ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (3.4%)
  Balanced Portfolio - Service Shares (Cost $17,667,540)                      751,451     20,003,629        915,911      3,504,678
  Forty Portfolio - Service Shares (Cost $3,955,271)                          187,667      5,151,471        606,299        589,676
  Global Life Sciences Portfolio - Service Shares (Cost $1,558,922)           201,720      1,783,203        101,004        486,751
  Global Technology Portfolio - Service Shares (Cost $2,043,105)              505,228      2,000,705        178,574        735,642
  Mid Cap Value Portfolio - Service Shares (Cost $2,134,575)                  180,534      2,754,941        508,757        446,836
  Worldwide Growth Portfolio - Service Shares (Cost $9,143,631)               395,917     10,990,663        576,142      2,677,905
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $36,503,044)                                                2,222,517     42,684,612      2,886,687      8,441,488
                                                                         ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $210,349)                                                      12,877        210,029        197,567         32,650
                                                                         ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (0.1%)
  Growth and Income Portfolio (Cost $595,366)                                  23,961        626,826        209,351        143,243
  Mid-Cap Value Portfolio (Cost $968,718)                                      50,341      1,061,694        580,537        137,287
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $1,564,084)                                                    74,302      1,688,520        789,888        280,530
                                                                         ------------   ------------   ------------   ------------

MORGAN STANLEY VARIABLE INVESTMENT SERIES (0.6%)
  Dividend Growth Portfolio (Cost $966,867)                                    70,659      1,064,836        261,433         93,260
  Equity Portfolio (Cost $320,146)                                             14,166        401,309        159,487          7,672
  S&P 500 Index Portfolio (Cost $5,658,687)                                   546,333      6,217,266      1,064,284        827,579
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $6,945,700)                                                   631,158      7,683,411      1,485,204        928,511
                                                                         ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $95,115)                                                        4,740        102,531         74,976          2,429
                                                                         ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (1.7%)
  Real Return Portfolio - Administrative Class (Cost $997,721)                 78,631        997,822        459,789        285,216
  Total Return Portfolio - Administrative Class (Cost $21,062,838)          2,063,151     21,126,663      3,113,476      3,669,560
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $22,060,559)                                                2,141,782     22,124,485      3,573,265      3,954,776
                                                                         ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.5%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $216,946)            48,195        256,880         14,947         70,729
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $1,954,608)                                                         151,684      2,466,378        850,926        603,438
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $2,619,125)          157,633      3,614,520        793,616      1,095,141
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $4,790,679)                                                   357,512      6,337,778      1,659,489      1,769,308
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF         MARKET       COST OF        PROCEEDS
                                                                             SHARES         VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (9.1%)
  All Cap Fund - Class I (Cost $27,984,665)                                 1,937,929   $ 33,623,069   $    851,148   $  5,422,524
  High Yield Bond Fund - Class I (Cost $12,186,542)                         1,321,274     12,525,680      2,018,208      1,643,818
  Investors Fund - Class I (Cost $20,134,657)                               1,639,628     23,840,197        566,690      4,492,967
  Large Cap Growth Fund - Class I (Cost $2,704,202)                           242,859      2,992,021        281,520        386,989
  Small Cap Growth Fund - Class I (Cost $11,870,714)                        1,108,254     15,116,584      2,030,331      2,277,566
  Strategic Bond Fund - Class I (Cost $28,316,432)                          2,670,352     27,531,328      3,866,495      2,993,647
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $103,197,212)                                               8,920,296    115,628,879      9,614,392     17,217,511
                                                                         ------------   ------------   ------------   ------------

SCUDDER VARIABLE SERIES I (0.1%)
  Growth and Income Portfolio - Class B
    Total (Cost $562,594)                                                      67,013        648,686         75,801         14,170
                                                                         ------------   ------------   ------------   ------------

SCUDDER VARIABLE SERIES II (0.3%)
  Scudder International Select Equity Portfolio - Class B
    Total (Cost $3,253,172)                                                   307,358      4,060,200        883,958        413,962
                                                                         ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (28.8%)
  AIM Capital Appreciation Portfolio (Cost $2,699,576)                        251,283      2,917,391        288,576        398,381
  Convertible Securities Portfolio (Cost $13,021,498)                       1,147,162     13,593,874        763,858      3,049,081
  Disciplined Mid Cap Stock Portfolio (Cost $10,499,936)                      673,326     14,786,249        715,879      3,792,900
  Equity Income Portfolio (Cost $51,547,570)                                3,389,205     59,921,137      2,122,697     11,879,777
  Federated High Yield Portfolio (Cost $17,651,346)                         1,960,580     17,331,526        396,347      5,025,178
  Federated Stock Portfolio (Cost $10,108,809)                                668,991     11,667,198        219,612      3,226,407
  Large Cap Portfolio (Cost $40,630,666)                                    2,524,434     38,219,938      1,408,188      6,800,044
  Mercury Large Cap Core Portfolio (Cost $1,296,315)                          132,172      1,340,222        215,653        140,327
  MFS Emerging Growth Portfolio (Cost $0)                                          --             --          7,795     19,547,021
  MFS Mid Cap Growth Portfolio (Cost $32,749,960)                           3,460,262     27,993,520     19,164,159      5,197,115
  MFS Total Return Portfolio (Cost $83,019,251)                             5,105,139     83,928,482      8,148,737     12,436,213
  MFS Value Portfolio (Cost $521,920)                                          42,394        527,382        452,889         26,480
  Mondrian International Stock Portfolio (Cost $15,367,769)                 1,799,194     22,489,920        875,862      4,315,165
  Pioneer Fund Portfolio (Cost $28,933)                                         2,628         33,502         10,553          8,000
  Pioneer Strategic Income Portfolio (Cost $4,598,792)                        451,346      4,211,058        774,827      1,391,485
  Strategic Equity Portfolio (Cost $48,584,788)                             1,970,472     35,054,696        370,783      6,986,200
  Style Focus Series: Small Cap Value Portfolio (Cost $61,760)                  5,652         63,246         62,123            374
  Travelers Quality Bond Portfolio (Cost $29,179,573)                       2,612,108     29,281,735        638,303      5,945,422
  U.S. Government Securities Portfolio (Cost $230,017)                         17,342        230,472        235,728          5,666
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $361,798,479)                                              26,213,690    363,591,548     36,872,569     90,171,236
                                                                         ------------   ------------   ------------   ------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (12.8%)
  Core Plus Fixed Income Portfolio - Class II (Cost $5,340,763)               467,526      5,357,845      1,184,203        519,719
  Emerging Markets Equity Portfolio - Class I (Cost $7,237,372)               793,068     11,681,893      1,148,598        960,092
  Equity and Income Portfolio - Class II (Cost $10,699,416)                   915,211     12,529,239      2,102,435        541,623
  Equity Growth Portfolio - Class I (Cost $8,377,025)                         614,093      9,721,094        909,597      1,376,998
  Global Franchise Portfolio - Class II (Cost $11,187,396)                    879,502     13,561,921      3,469,042        405,533
  Global Value Equity Portfolio - Class I (Cost $16,699,882)                1,338,278     19,900,192      2,967,863      2,760,876
  Mid Cap Growth Portfolio - Class I (Cost $9,179,740)                      1,008,121     12,278,920        496,805      1,631,121
  Small Company Growth Portfolio - Class II (Cost $3,242,756)                 233,832      4,059,316        792,063        371,820
  Technology Portfolio - Class I (Cost $5,715,760)                            968,706      3,467,967        506,815        899,308
  U.S. Mid Cap Value Portfolio - Class I (Cost $20,300,566)                 1,428,197     26,778,689        970,154      4,147,271
  U.S. Real Estate Portfolio - Class I (Cost $12,524,860)                     877,327     20,248,704      1,980,271      2,356,737
  Value Portfolio - Class I (Cost $19,043,394)                              1,541,453     22,335,659      2,550,969      3,009,934
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $129,548,930)                                              11,065,314    161,921,439     19,078,815     18,981,032
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF         MARKET       COST OF        PROCEEDS
                                                                             SHARES         VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
TRAVELERS SERIES FUND INC. (1.5%)
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $185,889)         18,528   $    184,171   $     22,824   $     47,671
  Smith Barney Aggressive Growth Portfolio (Cost $11,374,096)                 969,755     14,420,256        665,595      2,758,161
  Smith Barney Large Capitalization Growth Portfolio (Cost $4,202,343)        320,686      4,842,353        490,962      1,138,548
  Social Awareness Stock Portfolio (Cost $90,647)                               3,598         90,643         91,166            513
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $15,852,975)                                                1,312,567     19,537,423      1,270,547      3,944,893
                                                                         ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (17.1%)
  Comstock Portfolio - Class I Shares (Cost $3,931,317)                       351,978      4,818,582        703,398        790,325
  Comstock Portfolio - Class II Shares (Cost $57,827,896)                   5,234,897     71,456,347      7,024,279      6,021,105
  Emerging Growth Portfolio - Class I Shares (Cost $11,016,434)               285,744      8,003,700        214,607      1,305,249
  Emerging Growth Portfolio - Class II Shares (Cost $11,457,371)              446,747     12,424,036        937,088      1,575,810
  Enterprise Portfolio - Class I Shares (Cost $8,711,650)                     403,573      5,892,162        108,594      1,342,600
  Enterprise Portfolio - Class II Shares (Cost $4,291,586)                    324,474      4,737,319        245,528        810,640
  Government Portfolio - Class I Shares (Cost $5,954,769)                     642,241      6,049,912        464,826      1,183,697
  Government Portfolio - Class II Shares (Cost $23,977,781)                 2,549,620     24,017,421      1,400,999      4,107,465
  Growth and Income Portfolio - Class I Shares (Cost $10,911,218)             689,304     14,123,839        852,274      2,647,815
  Growth and Income Portfolio - Class II Shares (Cost $36,055,636)          2,272,748     46,500,428      4,402,248      4,266,975
  Money Market Portfolio - Class I Shares (Cost $3,496,441)                 3,496,441      3,496,441      1,275,718      2,850,722
  Money Market Portfolio - Class II Shares (Cost $13,625,929)              13,625,929     13,625,929      3,952,984      5,565,475
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $191,258,028)                                              30,323,696    215,146,116     21,582,543     32,467,878
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (6.1%)
  Contrafund(R) Portfolio - Service Class 2 (Cost $34,082,183)              1,526,227     46,839,915      6,480,155      2,796,787
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $273,282)                                                            43,099        369,791         42,375        250,441
  Mid Cap Portfolio - Service Class 2 (Cost $20,100,329)                      874,202     30,308,568      5,428,905      2,966,527
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $54,455,794)                                                2,443,528     77,518,274     11,951,435      6,013,755
                                                                         ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005     26,577   1.732 - 2.174    57,712            -     1.40 - 1.80      16.09 - 16.57
                                          2004     30,906   1.492 - 1.865    57,590            -     1.40 - 1.80      17.48 - 17.81
                                          2003     37,060   1.270 - 1.583    58,601         0.05     1.40 - 1.80      22.97 - 23.66
                                          2002     42,905   1.280 - 1.285    55,125         1.50     1.40 - 1.60  (26.31) - (26.11)
                                          2001     53,755   1.737 - 1.739    93,500         0.45     1.40 - 1.60  (27.15) - (10.88)

HIGH YIELD BOND TRUST                     2005        236           1.069       252            -            1.40             (0.09)
                                          2004         47           1.070        51         7.77            1.40               4.39

MANAGED ASSETS TRUST                      2005         97   1.100 - 1.104       107         0.02     1.40 - 1.60        2.14 - 2.41
                                          2004         14   1.077 - 1.078        15         2.55     1.40 - 1.60        6.74 - 9.66

MONEY MARKET PORTFOLIO                    2005     15,132   0.993 - 1.192    18,024         2.82     1.40 - 1.80        1.02 - 1.45
                                          2004     17,967   0.983 - 1.175    21,097         0.98     1.40 - 1.80    (0.81) - (0.34)
                                          2003     26,495   0.991 - 1.179    31,225         0.80     1.40 - 1.80    (0.76) - (0.67)
                                          2002     51,201   1.182 - 1.187    60,754         1.38     1.40 - 1.60      (0.25) - 0.00
                                          2001     58,617   1.185 - 1.187    69,573         3.45     1.40 - 1.60        1.28 - 2.33
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund -
    Series I                              2005      3,168   0.689 - 1.366     2,229         0.80     1.40 - 1.80        3.80 - 4.19
                                          2004      3,811   0.663 - 1.316     2,571         0.40     1.40 - 1.80        3.87 - 4.38
                                          2003      4,900   0.637 - 1.267     3,157         0.30     1.40 - 1.80      20.32 - 23.31
                                          2002      5,307   0.517 - 0.519     2,754         0.37     1.40 - 1.60  (31.43) - (31.26)
                                          2001      3,969   0.754 - 0.755     2,995         0.23     1.40 - 1.60   (13.71) - (1.57)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005     10,299   0.636 - 1.506     6,631            -     1.40 - 2.00      12.56 - 13.23
                                          2004     12,611   0.563 - 1.335     7,174            -     1.40 - 2.00        6.23 - 6.78
                                          2003     15,454   0.528 - 1.255     8,221            -     1.40 - 2.00       4.95 - 21.79
                                          2002     18,392   0.435 - 0.436     8,025            -     1.40 - 1.60  (31.92) - (31.88)
                                          2001     19,307   0.639 - 0.640    12,355            -     1.40 - 1.60   (18.58) - (5.05)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005        206   1.614 - 1.631       335         0.58     1.40 - 1.80       5.01 - 12.48
                                          2004        116           1.450       169         0.41            1.40              11.88
                                          2003         70           1.296        91         0.23            1.40              28.19

  Growth Fund - Class 2 Shares            2005        591   1.570 - 1.587       937         0.88     1.40 - 1.80       4.25 - 14.58
                                          2004        221           1.385       306         0.20            1.40              10.98
                                          2003        131           1.248       164         0.20            1.40              23.93

  Growth-Income Fund - Class 2 Shares     2005      4,524   1.408 - 1.423     6,431         1.37     1.40 - 1.80        3.91 - 4.33
                                          2004      4,114   1.355 - 1.364     5,606         1.10     1.40 - 1.80        8.40 - 8.86
                                          2003      2,047   1.250 - 1.253     2,564         1.90     1.40 - 1.80      21.10 - 24.18
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005      4,021   1.493 - 2.232     6,062         0.70     1.40 - 1.80      25.68 - 26.11
                                          2004      4,165   1.186 - 1.776     4,979         0.29     1.40 - 1.80      22.65 - 23.20
                                          2003      4,252   0.964 - 1.448     4,126            -     1.40 - 1.80      40.52 - 48.36
                                          2002      4,810   0.686 - 0.688     3,311         0.17     1.40 - 1.60  (12.94) - (12.80)
                                          2001      4,645   0.788 - 0.789     3,666            -     1.40 - 1.60   (10.95) - (1.75)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      3,906   1.850 - 2.244     8,720         1.91     1.40 - 2.00        5.05 - 5.70
                                          2004      4,550   1.761 - 2.123     9,619         2.08     1.40 - 2.00      28.82 - 29.53
                                          2003      5,006   1.367 - 1.639     8,173         2.52     1.40 - 2.00      22.60 - 32.18
                                          2002      4,517   1.235 - 1.240     5,600         2.02     1.40 - 1.60        2.83 - 3.08
                                          2001      2,917   1.201 - 1.203     3,509         1.79     1.40 - 1.60       7.31 - 10.39

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation
    Portfolio - Initial Shares            2005      6,850   1.110 - 1.318     7,705         0.02     1.40 - 2.00        2.34 - 2.94
                                          2004      8,281   1.081 - 1.286     9,044         1.56     1.40 - 2.00        2.97 - 3.62
                                          2003     10,056   1.045 - 1.246    10,597         1.38     1.40 - 2.00      19.29 - 21.21
                                          2002     10,983   0.876 - 0.880     9,660         1.05     1.40 - 1.60  (18.05) - (17.83)
                                          2001     11,973   1.069 - 1.071    12,823         0.86     1.40 - 1.60   (10.60) - (2.73)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005     14,894   1.286 - 1.537    19,356            -     1.40 - 2.00        3.73 - 4.34
                                          2004     17,196   1.235 - 1.479    21,420         0.19     1.40 - 2.00        9.11 - 9.80
                                          2003     19,563   1.127 - 1.352    22,193         0.03     1.40 - 2.00      29.69 - 32.61
                                          2002     20,248   0.869 - 0.872    17,664         0.05     1.40 - 1.60  (20.42) - (20.29)
                                          2001     19,162   1.092 - 1.094    20,962         0.47     1.40 - 1.60    (7.45) - (3.36)
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -
    Class III                             2005          4           1.315         5         1.92            1.40               1.15
  Mercury Value Opportunities V.I. Fund
    - Class III                           2005         19   1.301 - 1.312        25         0.87     1.40 - 1.80        3.83 - 8.61
                                          2004         14           1.208        16            -            1.40              12.90
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund -
    Class 2 Shares                        2005      1,269   1.253 - 1.523     1,690         0.87     1.40 - 2.00        8.37 - 8.98
                                          2004      1,317   1.152 - 1.403     1,608         0.80     1.40 - 2.00      10.43 - 11.03
                                          2003      1,112   1.039 - 1.268     1,231         0.98     1.40 - 2.00      17.99 - 26.42
                                          2002        202           0.845       170         0.15            1.40            (14.99)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005        184   2.214 - 2.238       413         0.83     1.40 - 1.80       7.37 - 25.66
                                          2004         39           1.781        69         1.88            1.40              23.00
                                          2003          5           1.448         7            -            1.40              44.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005        176   1.243 - 1.251       220         0.84     1.40 - 1.80        2.73 - 8.59
                                          2004          7           1.152         8            -            1.40              14.17
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005      2,972   1.258 - 1.647     3,865         1.14     1.40 - 2.00        6.71 - 7.37
                                          2004      2,463   1.174 - 1.540     2,999         1.22     1.40 - 2.00      13.71 - 14.34
                                          2003      1,688   1.028 - 1.351     1,823         1.31     1.40 - 2.00      11.49 - 39.13
                                          2002        519   0.791 - 0.792       411         0.58     1.40 - 1.60  (22.43) - (19.29)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005     18,958   1.452 - 1.466    27,794         0.78     1.40 - 1.60        2.61 - 2.81
                                          2004     22,773   1.415 - 1.426    32,468         1.08     1.40 - 1.60        7.03 - 7.30
                                          2003     24,850   1.322 - 1.329    33,025         0.65     1.40 - 1.60      22.63 - 22.83
                                          2002     25,978   1.078 - 1.082    28,106         1.46     1.40 - 1.60  (18.83) - (18.65)
                                          2001     26,892   1.328 - 1.330    35,778         1.10     1.40 - 1.60      (5.34) - 0.30

  Diversified Strategic Income Portfolio  2005     11,554           1.380    15,940         5.01            1.40               1.17
                                          2004     14,607   1.354 - 1.364    19,928         4.41     1.40 - 1.60        5.04 - 5.25
                                          2003     17,617   1.289 - 1.296    22,833         5.66     1.40 - 1.60       9.98 - 10.20
                                          2002     20,089   1.172 - 1.176    23,630         8.88     1.40 - 1.60        3.17 - 3.34
                                          2001     24,194   1.136 - 1.138    27,526         8.69     1.40 - 1.60      (0.70) - 1.79

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Equity Index Portfolio - Class II
    Shares                                2005     13,561   0.905 - 1.439    12,512         1.14     1.40 - 1.80        2.42 - 2.81
                                          2004     15,979   0.882 - 1.405    14,324         1.31     1.40 - 1.80        8.24 - 8.68
                                          2003     17,925   0.813 - 1.298    14,771         1.05     1.40 - 1.80      25.66 - 32.31
                                          2002     17,228   0.647 - 0.649    11,183         1.81     1.40 - 1.60  (23.61) - (23.47)
                                          2001     16,528   0.847 - 0.848    14,017         0.69     1.40 - 1.60   (13.65) - (3.31)

  Fundamental Value Portfolio             2005     18,293   1.474 - 1.488    27,210         0.89     1.40 - 1.60        3.15 - 3.33
                                          2004     21,346   1.429 - 1.440    30,733         0.65     1.40 - 1.60        6.48 - 6.67
                                          2003     22,643   1.342 - 1.350    30,551         0.62     1.40 - 1.60      36.38 - 36.78
                                          2002     23,088   0.984 - 0.987    22,787         1.12     1.40 - 1.60  (22.52) - (22.41)
                                          2001     18,484   1.270 - 1.272    23,511         0.69     1.40 - 1.60    (6.61) - (1.85)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005      1,821   1.076 - 1.616     2,593            -     1.40 - 2.25       1.30 - 13.17
                                          2004      1,422   1.120 - 1.498     1,873            -     1.40 - 2.15        6.77 - 7.55
                                          2003        504   1.043 - 1.398       604            -     1.40 - 2.15       4.78 - 38.13
                                          2002         58           0.758        44            -            1.40               1.74
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005        178   1.122 - 1.429       226         0.36     1.40 - 1.80        1.78 - 2.19
                                          2004        183   1.098 - 1.404       228         0.91     1.40 - 1.80        6.44 - 6.91
                                          2003        180   1.027 - 1.319       210         0.51     1.40 - 1.80      27.69 - 28.38
                                          2002         31           0.800        25         0.62            1.40             (5.55)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005     17,994   1.056 - 1.282    20,003         2.03     1.40 - 2.10        5.39 - 6.18
                                          2004     20,596   0.997 - 1.213    21,547         2.18     1.40 - 2.10        6.07 - 6.70
                                          2003     22,417   0.935 - 1.140    21,951         1.87     1.40 - 2.10       5.08 - 12.16
                                          2002     19,974   0.836 - 0.983    17,101         2.12     1.40 - 1.70    (8.24) - (7.90)
                                          2001     14,319   0.910 - 1.069    13,094         2.07     1.40 - 1.70      (6.28) - 0.28

  Forty Portfolio - Service Shares        2005      4,933   0.845 - 1.560     5,151         0.01     1.40 - 2.10      10.23 - 11.07
                                          2004      4,907   0.762 - 1.412     4,570         0.03     1.40 - 2.10      15.52 - 16.36
                                          2003      5,228   0.657 - 1.220     4,135         0.26     1.40 - 2.10      17.23 - 18.49
                                          2002      4,594   0.555 - 0.941     2,730         0.32     1.40 - 1.70  (17.34) - (17.11)
                                          2001      3,949   0.671 - 1.137     2,703         1.03     1.40 - 1.70     (22.94) - 1.97
  Global Life Sciences Portfolio -
    Service Shares                        2005      1,764   0.995 - 1.570     1,783            -     1.40 - 1.80      10.33 - 10.69
                                          2004      2,154   0.900 - 1.423     1,963            -     1.40 - 1.80      12.22 - 12.67
                                          2003      2,381   0.801 - 1.268     1,925            -     1.40 - 1.80      18.39 - 24.42
                                          2002      2,756   0.645 - 0.647     1,783            -     1.40 - 1.60  (30.65) - (30.50)
                                          2001      3,296   0.930 - 0.931     3,069            -     1.40 - 1.60   (17.97) - (1.17)

  Global Technology Portfolio -
    Service Shares                        2005      5,192   0.377 - 1.594     2,001            -     1.40 - 1.80       9.55 - 10.12
                                          2004      6,741   0.344 - 1.455     2,361            -     1.40 - 1.80    (1.22) - (0.86)
                                          2003      7,657   0.347 - 1.473     2,707            -     1.40 - 1.80      33.67 - 44.21
                                          2002      8,203   0.241 - 0.242     1,982            -     1.40 - 1.60  (41.79) - (41.69)
                                          2001      9,220   0.414 - 0.415     3,827         0.66     1.40 - 1.60  (38.24) - (15.68)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
JANUS ASPEN SERIES (CONTINUED)
  Mid Cap Value Portfolio - Service
    Shares                                2005      1,640   1.661 - 1.693     2,755         0.65     1.40 - 2.10        7.72 - 8.53
                                          2004      1,751   1.542 - 1.560     2,719         3.32     1.40 - 2.10      15.33 - 16.16
                                          2003      1,624   1.337 - 1.343     2,178         0.12     1.40 - 2.10      33.70 - 34.30

  Worldwide Growth Portfolio - Service
    Shares                                2005     16,995   0.578 - 1.371    10,990         1.19     1.40 - 2.10        3.35 - 4.10
                                          2004     20,463   0.557 - 1.322    12,664         0.89     1.40 - 2.10        2.41 - 3.13
                                          2003     23,879   0.541 - 1.288    14,139         0.85     1.40 - 2.10      20.86 - 28.96
                                          2002     25,807   0.444 - 0.855    12,055         0.58     1.40 - 1.70  (26.97) - (26.77)
                                          2001     25,538   0.608 - 1.168    15,710         0.28     1.40 - 1.70     (23.68) - 4.75
  LAZARD RETIREMENT SERIES, INC.
    Lazard Retirement Small Cap Portfolio 2005        135   1.544 - 1.552       210            -     1.40 - 1.60        2.58 - 8.20
                                          2004         34           1.513        51            -            1.40              13.25
                                          2003          3           1.336         4            -            1.40              17.92
  LORD ABBETT SERIES FUND, INC.
    Growth and Income Portfolio           2005        447   1.385 - 1.408       627         0.95     1.40 - 2.00        1.17 - 1.88
                                          2004        421   1.369 - 1.382       580         1.19     1.40 - 2.00      10.49 - 11.09
                                          2003        177   1.239 - 1.244       219         1.24     1.40 - 2.00      10.82 - 16.26

    Mid-Cap Value Portfolio               2005        647   1.627 - 1.644     1,062         0.49     1.40 - 1.80        6.27 - 6.68
                                          2004        392   1.531 - 1.541       603         0.43     1.40 - 1.80      21.89 - 22.30
                                          2003        193   1.256 - 1.260       243         0.95     1.40 - 1.80       7.06 - 16.45
MORGAN STANLEY VARIABLE INVESTMENT SERIES
  Dividend Growth Portfolio               2005        886   1.092 - 1.209     1,065         1.10     1.60 - 2.25        3.11 - 3.69
                                          2004        732   1.158 - 1.166       851         1.76     1.60 - 2.15        5.95 - 6.48
                                          2003        163   1.093 - 1.095       179         0.65     1.60 - 2.15       1.58 - 10.61

  Equity Portfolio                        2005        304   1.125 - 1.368       401            -     2.00 - 2.25      10.51 - 22.19
                                          2004        156   1.170 - 1.179       183         0.46     1.60 - 2.15       6.44 - 12.29
                                          2003         14           1.079        15         0.02            2.15               2.47

  S&P 500 Index Portfolio                 2005      5,134   1.027 - 1.220     6,217         1.43     1.60 - 2.25      (0.77) - 5.09
                                          2004      4,899   1.179 - 1.187     5,798         0.79     1.60 - 2.15        7.97 - 8.50
                                          2003      1,702   1.092 - 1.094     1,861            -     1.60 - 2.15       5.81 - 10.28
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2005         92           1.120       103         0.78            1.40               4.28
                                          2004         23           1.074        25            -            1.40               9.48
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio -
    Administrative Class                  2005        882   1.121 - 1.133       998         2.82     1.40 - 1.80        0.27 - 0.71
                                          2004        750   1.118 - 1.125       843         1.02     1.40 - 1.80        6.99 - 7.35
                                          2003        454   1.045 - 1.048       475         0.38     1.40 - 1.80      (0.48) - 0.58

  Total Return Portfolio -
    Administrative Class                  2005     17,348   1.058 - 1.226    21,126         3.40     1.40 - 2.00        0.47 - 1.07
                                          2004     18,441   1.053 - 1.213    22,231         1.88     1.40 - 2.00        2.73 - 3.41
                                          2003     21,507   1.025 - 1.173    25,082         2.88     1.40 - 2.00        0.29 - 3.62
                                          2002     23,768   1.129 - 1.132    26,914         4.04     1.40 - 1.60        7.42 - 7.50
                                          2001      5,440   1.051 - 1.053     5,728         2.49     1.40 - 1.60        4.06 - 5.30

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        314   0.810 - 0.817       257            -     1.40 - 1.60        5.61 - 5.69
                                          2004        383   0.767 - 0.773       296            -     1.40 - 1.60        5.79 - 6.18
                                          2003        456   0.725 - 0.728       332            -     1.40 - 1.60      29.93 - 30.00
                                          2002        482   0.558 - 0.560       269            -     1.40 - 1.60  (30.68) - (30.52)
                                          2001        162   0.805 - 0.806       130            -     1.40 - 1.60   (12.49) - (2.07)
  Putnam VT International Equity Fund -
    Class IB Shares                       2005      2,157   1.108 - 1.678     2,466         1.38     1.40 - 1.80      10.25 - 10.58
                                          2004      1,920   1.003 - 1.522     1,991         1.43     1.40 - 1.80      14.09 - 14.63
                                          2003      2,345   0.877 - 1.334     2,112         1.10     1.40 - 1.80      26.37 - 34.88
                                          2002      2,646   0.694 - 0.696     1,842         0.43     1.40 - 1.60  (18.93) - (18.79)
                                          2001      1,024   0.856 - 0.857       878            -     1.40 - 1.60  (14.47) - (10.27)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005      2,118   1.685 - 2.016     3,614         0.19     1.40 - 2.00        4.92 - 5.59
                                          2004      2,424   1.599 - 1.918     3,915         0.35     1.40 - 2.00      23.69 - 24.40
                                          2003      2,378   1.288 - 1.547     3,086         0.33     1.40 - 2.00      28.28 - 47.66
                                          2002      2,335   0.874 - 0.877     2,048         0.15     1.40 - 1.60  (19.60) - (19.39)
                                          2001        844   1.087 - 1.088       919            -     1.40 - 1.60        1.68 - 3.52
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005     21,361   1.029 - 1.698    33,622         0.84     1.40 - 2.25        1.58 - 6.22
                                          2004     24,241   1.210 - 1.655    37,245         0.56     1.40 - 2.15        5.97 - 6.84
                                          2003     23,104   1.136 - 1.549    33,400         0.28     1.40 - 2.15      13.10 - 38.70
                                          2002     20,494   0.831 - 1.130    21,867         0.47     1.40 - 1.70  (26.33) - (26.10)
                                          2001     14,344   1.128 - 1.529    21,772         1.04     1.40 - 1.70      (3.78) - 5.22

  High Yield Bond Fund - Class I          2005      8,741   1.003 - 1.533    12,525         5.94     1.40 - 2.25      (0.20) - 2.40
                                          2004      8,890   1.104 - 1.497    12,641         6.43     1.40 - 2.25        1.56 - 9.51
                                          2003      8,517   1.068 - 1.367    11,217         7.54     1.40 - 2.15       2.69 - 22.49
                                          2002      6,078   1.095 - 1.116     6,758         8.50     1.40 - 1.70        5.49 - 5.78
                                          2001      4,579   1.038 - 1.055     4,826         9.65     1.40 - 1.70      (2.41) - 3.74

  Investors Fund - Class I                2005     17,387   1.125 - 1.527    23,839         1.14     1.40 - 2.25       4.23 - 10.62
                                          2004     20,331   1.211 - 1.459    26,544         1.42     1.40 - 2.15        5.64 - 8.89
                                          2003     22,286   1.116 - 1.346    26,696         1.44     1.40 - 2.15      12.90 - 33.80
                                          2002     23,029   0.858 - 0.923    21,131         1.16     1.40 - 1.70  (24.34) - (24.10)
                                          2001     20,984   1.134 - 1.216    25,498         0.89     1.40 - 1.70      (7.19) - 4.22

  Large Cap Growth Fund - Class I         2005      2,355   1.020 - 1.468     2,992         0.02     1.40 - 2.25        0.90 - 3.81
                                          2004      2,433   1.124 - 1.420     2,951         0.26     1.40 - 2.15    (7.61) - (0.88)
                                          2003        838   1.137 - 1.439     1,012         0.03     1.40 - 2.15       9.75 - 42.50
                                          2002         38           0.800        30            -            1.40             (9.09)

  Small Cap Growth Fund - Class I         2005     11,822   0.993 - 1.812    15,116            -     1.40 - 2.25        0.90 - 6.68
                                          2004     13,070   0.962 - 1.758    15,866            -     1.40 - 2.15      12.65 - 13.60
                                          2003     12,349   0.849 - 1.555    12,666            -     1.40 - 2.15       6.11 - 53.87
                                          2002      8,671   0.579 - 0.808     5,497            -     1.40 - 1.70  (35.83) - (35.66)
                                          2001      5,839   0.901 - 1.257     5,360            -     1.40 - 1.70      (8.51) - 9.02

  Strategic Bond Fund - Class I           2005     21,202   0.993 - 1.458    27,530         4.76     1.40 - 2.25      (0.50) - 1.22
                                          2004     21,523   1.059 - 1.443    28,068         4.71     1.40 - 2.25        0.38 - 5.17
                                          2003     21,155   1.014 - 1.372    26,860         6.22     1.40 - 2.15       2.52 - 11.64
                                          2002     15,133   1.085 - 1.229    18,013         5.85     1.40 - 1.70        7.00 - 7.34
                                          2001      8,884   1.014 - 1.145    10,152         5.65     1.40 - 1.70      (0.29) - 5.43

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SCUDDER VARIABLE SERIES I
  Growth and Income Portfolio - Class B   2005        517   1.029 - 1.257       649         0.94     2.00 - 2.15        1.58 - 4.94
                                          2004        460   1.210 - 1.221       558         0.45     1.60 - 2.15        5.00 - 8.05
                                          2003        228   1.126 - 1.130       257            -     1.60 - 2.15       3.20 - 10.71
SCUDDER VARIABLE SERIES II
  Scudder International Select Equity
    Portfolio - Class B                   2005      2,669   1.120 - 1.577     4,060         2.29     1.60 - 2.25       3.21 - 12.16
                                          2004      2,292   1.167 - 1.406     3,168         0.43     1.60 - 2.25       6.48 - 16.01
                                          2003        524   1.208 - 1.212       634            -     1.60 - 2.15       6.70 - 16.59
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      3,652   0.628 - 1.456     2,917         0.22     1.40 - 2.25        2.39 - 7.28
                                          2004      3,834   0.587 - 1.363     2,793         0.16     1.40 - 2.15        4.25 - 4.97
                                          2003      3,462   0.560 - 1.303     2,162            -     1.40 - 2.15       4.80 - 27.75
                                          2002      3,045   0.440 - 0.442     1,344            -     1.40 - 1.60  (24.83) - (19.41)
                                          2001      2,102           0.588     1,236            -            1.40            (24.90)

  Convertible Securities Portfolio        2005      9,043   1.262 - 1.504    13,593         2.45     1.40 - 1.80    (1.48) - (1.05)
                                          2004     10,858   1.281 - 1.520    16,496         2.10     1.40 - 1.80        4.40 - 4.83
                                          2003     11,368   1.227 - 1.450    16,477         2.95     1.40 - 1.80      11.24 - 24.46
                                          2002     12,542   1.161 - 1.165    14,606         7.22     1.40 - 1.60    (8.44) - (8.27)
                                          2001     13,266   1.268 - 1.270    16,848         1.91     1.40 - 1.60    (4.88) - (2.23)

  Disciplined Mid Cap Stock Portfolio     2005      6,240   1.732 - 2.380    14,786            -     1.40 - 1.80      10.46 - 10.90
                                          2004      7,611   1.563 - 2.146    16,281         0.27     1.40 - 2.00      14.17 - 14.82
                                          2003      8,298   1.369 - 1.869    15,466         0.30     1.40 - 2.00      19.56 - 35.21
                                          2002      8,980   1.412 - 1.417    12,725         0.55     1.40 - 1.60  (15.70) - (15.50)
                                          2001      8,550   1.675 - 1.677    14,343         0.28     1.40 - 1.60    (5.41) - (4.56)

  Equity Income Portfolio                 2005     33,993   1.023 - 1.864    59,919            -     1.40 - 2.25        2.29 - 5.23
                                          2004     39,437   1.223 - 1.810    67,975         1.35     1.40 - 2.15        7.54 - 8.38
                                          2003     39,465   1.137 - 1.670    63,737         0.97     1.40 - 2.15       9.72 - 33.50
                                          2002     37,340   0.956 - 1.291    47,546         1.03     1.40 - 1.70  (15.40) - (15.12)
                                          2001     38,780   1.130 - 1.521    58,951         1.05     1.40 - 1.70      (7.93) - 1.80

  Federated High Yield Portfolio          2005     11,722   1.293 - 1.480    17,331            -     1.40 - 2.00        0.54 - 1.09
                                          2004     14,712   1.286 - 1.464    21,514         6.84     1.40 - 2.00        8.25 - 8.85
                                          2003     17,731   1.188 - 1.345    23,825         7.14     1.40 - 2.00      15.56 - 20.74
                                          2002     17,681   1.110 - 1.114    19,697         7.33     1.40 - 1.60        2.02 - 2.30
                                          2001     18,790   1.088 - 1.089    20,467         1.70     1.40 - 1.60      (2.68) - 0.46

  Federated Stock Portfolio               2005      6,470   1.465 - 1.804    11,667            -     1.40 - 1.80        3.46 - 3.86
                                          2004      8,079   1.416 - 1.737    14,030         1.39     1.40 - 1.80        8.59 - 9.04
                                          2003      9,284   1.304 - 1.593    14,788         1.40     1.40 - 1.80      25.59 - 30.53
                                          2002     10,835   1.262 - 1.266    13,719         2.59     1.40 - 1.60  (20.58) - (20.48)
                                          2001     12,271   1.589 - 1.592    19,532         1.23     1.40 - 1.60      (1.79) - 0.25

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Large Cap Portfolio                     2005     25,880   1.039 - 1.538    38,218            -     1.40 - 2.25     (0.46) - 11.61
                                          2004     29,145   1.109 - 1.435    40,475         0.84     1.40 - 2.15        2.87 - 5.05
                                          2003     29,057   1.059 - 1.366    38,854         0.41     1.40 - 2.15       8.99 - 23.89
                                          2002     29,244   0.864 - 1.111    32,121         0.46     1.40 - 1.70  (24.08) - (23.85)
                                          2001     32,639   1.138 - 1.459    47,594         0.46     1.40 - 1.70     (18.49) - 0.00

  Mercury Large Cap Core Portfolio        2005      1,313   1.009 - 1.554     1,340            -     1.40 - 1.80      10.06 - 10.52
                                          2004      1,220   0.915 - 1.412     1,127         0.55     1.40 - 1.80      13.87 - 14.25
                                          2003      1,290   0.803 - 1.240     1,043         0.63     1.40 - 1.80       8.20 - 19.56
                                          2002      1,549   0.673 - 0.675     1,046         0.51     1.40 - 1.60  (26.37) - (26.23)
                                          2001      2,121   0.914 - 0.915     1,941         0.04     1.40 - 1.60   (23.56) - (7.21)

  MFS Mid Cap Growth Portfolio            2005     27,705   1.000 - 1.537    27,992            -     1.40 - 2.00        0.99 - 1.61
                                          2004     12,700   0.986 - 1.518    12,631            -     1.40 - 2.00      11.91 - 12.57
                                          2003     14,574   0.878 - 1.355    12,880            -     1.40 - 2.00       7.71 - 35.22
                                          2002     15,158   0.651 - 0.653     9,904            -     1.40 - 1.60  (49.65) - (49.58)
                                          2001     16,927   1.293 - 1.295    21,921            -     1.40 - 1.60   (24.75) - (2.93)

  MFS Total Return Portfolio              2005     48,396   1.004 - 1.792    83,925         2.07     1.40 - 2.25      (0.79) - 2.89
                                          2004     53,054   1.164 - 1.765    91,472         2.65     1.40 - 2.15        3.39 - 9.90
                                          2003     55,901   1.067 - 1.606    88,945         2.29     1.40 - 2.15       6.68 - 17.38
                                          2002     57,692   1.392 - 1.397    80,610         5.86     1.40 - 1.60    (6.76) - (6.62)
                                          2001     59,309   1.493 - 1.496    88,710         2.73     1.40 - 1.60    (1.38) - (0.47)

  MFS Value Portfolio                     2005        472   1.110 - 1.362       527         1.99     1.40 - 1.80        0.81 - 4.98
                                          2004         94   1.060 - 1.065       100         5.65     1.40 - 1.60       7.51 - 11.87

  Mondrian International Stock Portfolio  2005     18,054   1.233 - 1.618    22,489         0.05     1.40 - 2.00        7.34 - 7.98
                                          2004     20,716   1.144 - 1.504    23,899         1.52     1.40 - 2.00      13.47 - 14.16
                                          2003     22,800   1.004 - 1.323    23,042         1.70     1.40 - 2.00      26.61 - 32.50
                                          2002     26,732   0.793 - 0.796    21,285         1.92     1.40 - 1.60  (14.36) - (14.22)
                                          2001     31,176   0.926 - 0.928    28,922         0.15     1.40 - 1.60  (27.22) - (15.97)

  Pioneer Fund Portfolio                  2005         24   1.379 - 1.394        34            -     1.40 - 1.80        1.40 - 4.58
                                          2004         22           1.333        29         0.87            1.40               9.53
                                          2003         13           1.217        16         1.42            1.40              14.70

  Pioneer Strategic Income Portfolio      2005      2,863   1.286 - 1.472     4,211         3.91     1.40 - 1.80        1.18 - 2.29
                                          2004      3,363           1.439     4,841         6.58            1.40               9.35
                                          2003      3,909           1.316     5,143         8.62            1.40              17.92
                                          2002      4,570           1.116     5,101         1.73            1.40               4.40
                                          2001      5,472           1.069     5,849         7.83            1.40               2.79

  Strategic Equity Portfolio              2005     24,825   1.399 - 1.430    35,053         0.57     1.40 - 1.80        0.21 - 0.64
                                          2004     29,503   1.393 - 1.427    41,404         1.35     1.40 - 1.80        8.27 - 8.68
                                          2003     34,287   1.284 - 1.318    44,269            -     1.40 - 1.80      18.95 - 30.67
                                          2002     40,012   0.984 - 0.988    39,525         0.55     1.40 - 1.60  (34.66) - (34.48)
                                          2001     50,082   1.506 - 1.508    75,534         0.20     1.40 - 1.60  (14.56) - (10.41)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Style Focus Series: Small Cap Value
    Portfolio                             2005         58   1.007 - 1.110        63         0.78     1.95 - 2.25      (0.63) - 6.53

  Travelers Quality Bond Portfolio        2005     20,768   1.054 - 1.412    29,281            -     1.40 - 2.00      (0.38) - 0.21
                                          2004     24,217   1.058 - 1.409    34,078         4.40     1.40 - 2.00        1.24 - 1.88
                                          2003     28,711   1.045 - 1.383    39,677         4.40     1.40 - 2.00        2.05 - 5.49
                                          2002     33,335   1.306 - 1.311    43,704         7.29     1.40 - 1.60        4.06 - 4.30
                                          2001     35,290   1.255 - 1.257    44,347         3.44     1.40 - 1.60        1.54 - 5.63

  U.S. Government Securities Portfolio    2005        213   1.076 - 1.083       230            -     1.40 - 1.80        1.59 - 2.48
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Core Plus Fixed Income Portfolio -
    Class II                              2005      5,103   1.004 - 1.062     5,358         3.51     1.50 - 2.25        0.30 - 2.41
                                          2004      4,575   1.018 - 1.037     4,711         3.84     1.50 - 2.15        1.59 - 2.57
                                          2003      2,616   1.000 - 1.011     2,639         0.02     1.50 - 2.15        0.50 - 2.65

  Emerging Markets Equity Portfolio -
    Class I                               2005      5,820   1.211 - 2.693    11,681         0.39     1.40 - 2.25       1.37 - 32.05
                                          2004      5,608   1.310 - 2.042     8,564         0.65     1.40 - 2.25      10.00 - 21.44
                                          2003      4,383   1.081 - 1.684     5,373            -     1.40 - 2.15      15.77 - 55.78
                                          2002      3,404   0.734 - 1.142     2,611            -     1.40 - 1.70  (10.46) - (10.12)
                                          2001      3,554   0.819 - 1.272     2,966            -     1.40 - 1.70      (9.20) - 8.63

  Equity and Income Portfolio - Class II  2005      9,559   1.033 - 1.349    12,529         0.65     1.50 - 2.25        0.29 - 5.80
                                          2004      8,221   1.092 - 1.275    10,321            -     1.50 - 2.25        2.82 - 9.82
                                          2003      4,128   1.096 - 1.161     4,741         1.08     1.50 - 2.15       9.68 - 14.75

  Equity Growth Portfolio - Class I       2005      9,947   0.725 - 1.514     9,721         0.49     1.40 - 2.25      11.10 - 20.98
                                          2004     10,585   0.636 - 1.333     8,912         0.17     1.40 - 2.15        5.48 - 6.30
                                          2003     10,728   0.600 - 1.261     8,201            -     1.40 - 2.15       7.71 - 23.43
                                          2002      9,321   0.488 - 0.830     5,110         0.18     1.40 - 1.70  (29.05) - (28.78)
                                          2001      7,880   0.687 - 1.168     5,517            -     1.40 - 1.70   (16.40) - (0.43)

  Global Franchise Portfolio - Class II   2005      9,387   1.064 - 1.499    13,561            -     1.50 - 2.25       0.38 - 10.30
                                          2004      6,924   1.079 - 1.359     9,232         0.15     1.50 - 2.25       5.47 - 11.12
                                          2003      2,850   1.161 - 1.223     3,459            -     1.50 - 2.15      12.48 - 21.69

  Global Value Equity Portfolio -
    Class I                               2005     15,217   1.043 - 1.570    19,899         1.04     1.40 - 2.25        1.86 - 4.35
                                          2004     15,137   1.187 - 1.512    18,905         0.75     1.40 - 2.15       9.23 - 11.99
                                          2003     14,042   1.062 - 1.357    15,560            -     1.40 - 2.15      14.53 - 38.75
                                          2002     10,867   0.837 - 0.902     9,216         1.22     1.40 - 1.70  (18.26) - (18.05)
                                          2001      9,816   1.023 - 1.101    10,063         1.16     1.40 - 1.70      (8.32) - 1.29

  Mid Cap Growth Portfolio - Class I      2005     11,138   0.784 - 1.952    12,278            -     1.40 - 2.25     (2.37) - 19.06
                                          2004     12,337   0.678 - 1.692    11,532            -     1.40 - 2.15      17.06 - 20.04
                                          2003     12,450   0.566 - 1.418     9,232            -     1.40 - 2.15       9.02 - 39.80
                                          2002     11,028   0.406 - 0.801     5,262            -     1.40 - 1.70  (32.35) - (32.17)
                                          2001      9,605   0.599 - 1.181     5,879            -     1.40 - 1.70     (30.31) - 5.07

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC. (CONTINUED)
  Small Company Growth Portfolio -
    Class II                              2005      2,442   1.043 - 1.773     4,059            -     1.50 - 2.25     (2.74) - 13.11
                                          2004      2,108   1.429 - 1.594     3,213            -     1.50 - 2.15      16.37 - 17.21
                                          2003        875   1.228 - 1.360     1,173            -     1.50 - 2.15       5.59 - 32.94

  Technology Portfolio - Class I          2005     11,381   0.229 - 1.335     3,468            -     1.40 - 2.10    (2.35) - (1.67)
                                          2004     12,062   0.233 - 1.364     3,895            -     1.40 - 2.10    (3.69) - (2.89)
                                          2003     12,556   0.241 - 1.414     4,081            -     1.40 - 2.10      33.02 - 46.06
                                          2002     13,864   0.165 - 0.679     2,532            -     1.40 - 1.70  (49.85) - (49.70)
                                          2001     15,285   0.329 - 1.350     5,154            -     1.40 - 1.70   (49.54) - (0.37)

  U.S. Mid Cap Value Portfolio - Class I  2005     16,903   1.064 - 1.804    26,778         0.32     1.40 - 2.25     (1.26) - 10.76
                                          2004     19,054   1.346 - 1.637    27,374         0.02     1.40 - 2.15      12.17 - 13.02
                                          2003     19,142   1.195 - 1.456    24,279            -     1.40 - 2.15      12.23 - 44.72
                                          2002     18,155   0.859 - 0.914    16,362            -     1.40 - 1.70  (29.24) - (29.04)
                                          2001     14,688   1.214 - 1.288    18,885            -     1.40 - 1.70      (4.45) - 6.21

  U.S. Real Estate Portfolio - Class I    2005      9,030   1.037 - 2.439    20,248         1.23     1.40 - 2.25       0.10 - 23.44
                                          2004      9,314   1.578 - 2.113    18,306         1.59     1.40 - 2.15      33.50 - 34.50
                                          2003      8,257   1.182 - 1.571    12,345            -     1.40 - 2.15       8.72 - 35.66
                                          2002      6,036   1.076 - 1.158     6,818         3.60     1.40 - 1.70    (2.45) - (2.20)
                                          2001      4,025   1.103 - 1.184     4,747         4.85     1.40 - 1.70        2.99 - 8.33

  Value Portfolio - Class I               2005     16,725   1.029 - 1.635    22,335         1.33     1.40 - 2.25        2.37 - 5.15
                                          2004     18,040   1.239 - 1.593    23,345         0.98     1.40 - 2.15      15.33 - 16.19
                                          2003     17,604   1.069 - 1.378    19,464            -     1.40 - 2.15       8.60 - 37.74
                                          2002     16,433   0.810 - 0.886    13,534         1.01     1.40 - 1.70  (23.46) - (23.23)
                                          2001     14,104   1.057 - 1.155    14,957         1.19     1.40 - 1.70      (2.67) - 5.29
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005        183   1.002 - 1.006       184         2.82     1.40 - 1.60        0.80 - 0.90
                                          2004        211   0.994 - 0.997       210         1.11     1.40 - 1.60      (0.20) - 0.10
                                          2003        140           0.999       140         0.34            1.40                  -

  Smith Barney Aggressive Growth
    Portfolio                             2005     14,520   0.985 - 0.994    14,420            -     1.40 - 1.60       9.93 - 10.08
                                          2004     16,632   0.896 - 0.903    15,005            -     1.40 - 1.60        8.21 - 8.40
                                          2003     17,803   0.828 - 0.833    14,816            -     1.40 - 1.60      32.27 - 32.64
                                          2002     15,110   0.626 - 0.628     9,481            -     1.40 - 1.60  (33.69) - (33.54)
                                          2001      6,848   0.944 - 0.945     6,470            -     1.40 - 1.60    (8.70) - (5.41)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005      4,814   0.997 - 1.006     4,842         0.13     1.40 - 1.60        3.64 - 3.71
                                          2004      5,441   0.962 - 0.970     5,275         0.35     1.40 - 1.60    (1.33) - (1.02)
                                          2003      5,978   0.975 - 0.980     5,857         0.03     1.40 - 1.60      45.31 - 45.62
                                          2002      2,926   0.671 - 0.673     1,970         0.43     1.40 - 1.60  (25.94) - (25.88)
                                          2001        940   0.906 - 0.908       853            -     1.40 - 1.60    (6.97) - (3.10)

  Social Awareness Stock Portfolio        2005         81           1.115        91         0.71            1.40               0.09

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class I Shares     2005      3,476           1.386     4,818         1.20            1.40               2.90
                                          2004      3,652           1.347     4,919         0.96            1.40              16.12
                                          2003      3,294           1.160     3,821         1.01            1.40              29.18
                                          2002      3,145           0.898     2,824         0.76            1.40            (20.39)
                                          2001      3,175           1.128     3,581            -            1.40             (3.84)

  Comstock Portfolio - Class II Shares    2005     52,838   1.028 - 1.572    71,453         0.95     1.40 - 2.25        1.77 - 2.63
                                          2004     53,539   1.132 - 1.538    70,558         0.73     1.40 - 2.25       4.62 - 15.82
                                          2003     46,662   1.043 - 1.333    52,338         0.72     1.40 - 2.15      10.02 - 31.36
                                          2002     34,293   0.811 - 0.869    28,633         0.38     1.40 - 1.70  (20.75) - (20.51)
                                          2001     15,513   1.023 - 1.095    15,957            -     1.40 - 1.70      (6.06) - 1.67

  Emerging Growth Portfolio - Class I
    Shares                                2005      5,869           1.364     8,003         0.26            1.40               6.48
                                          2004      6,655           1.281     8,526            -            1.40               5.52
                                          2003      7,291           1.214     8,850            -            1.40              25.54
                                          2002      8,169           0.967     7,896         0.36            1.40            (33.40)
                                          2001      9,618           1.452    13,964         0.11            1.40            (32.47)

  Emerging Growth Portfolio - Class II
    Shares                                2005     13,980   0.612 - 1.389    12,423         0.01     1.40 - 2.25        1.07 - 6.19
                                          2004     14,690   0.578 - 1.315    12,187            -     1.40 - 2.25        2.42 - 5.24
                                          2003     14,679   0.550 - 1.255    10,898            -     1.40 - 2.15       3.93 - 25.40
                                          2002     11,849   0.440 - 0.753     5,882         0.05     1.40 - 1.70  (33.77) - (33.58)
                                          2001      8,035   0.663 - 1.135     5,533            -     1.40 - 1.70     (32.66) - 2.81

  Enterprise Portfolio - Class I Shares   2005      7,011           0.840     5,892         0.74            1.40               6.60
                                          2004      8,518           0.788     6,712         0.40            1.40               2.60
                                          2003      9,561           0.768     7,343         0.52            1.40              24.07
                                          2002     10,975           0.619     6,790         0.50            1.40            (30.29)
                                          2001     13,325           0.888    11,831         0.20            1.40            (21.55)

  Enterprise Portfolio - Class II Shares  2005      5,161   0.724 - 1.372     4,737         0.47     1.40 - 2.20        4.18 - 6.25
                                          2004      5,793   0.682 - 1.295     4,958         0.13     1.40 - 2.15        0.09 - 2.38
                                          2003      5,778   0.668 - 1.270     4,753         0.23     1.40 - 2.15      10.17 - 24.66
                                          2002      4,839   0.540 - 0.825     2,844         0.17     1.40 - 1.70  (30.78) - (30.60)
                                          2001      3,977   0.779 - 1.189     3,167         0.01     1.40 - 1.70     (21.66) - 1.89

  Government Portfolio - Class I Shares   2005      4,540           1.333     6,050         4.06            1.40               2.15
                                          2004      5,215           1.305     6,806         5.13            1.40               2.68
                                          2003      6,355           1.271     8,074         4.75            1.40               0.39
                                          2002      8,078           1.266    10,230         2.65            1.40               8.02
                                          2001      3,330           1.172     3,901         5.28            1.40               5.49

  Government Portfolio - Class II Shares  2005     21,301   1.000 - 1.188    24,016         3.86     1.40 - 2.25        0.10 - 1.80
                                          2004     24,175   0.995 - 1.167    26,882         4.78     1.40 - 2.25        0.19 - 2.46
                                          2003     29,050   0.979 - 1.139    31,686         4.27     1.40 - 2.15      (0.80) - 1.66
                                          2002     27,855   1.072 - 1.138    31,017         2.21     1.40 - 1.70        7.41 - 7.87
                                          2001      7,659   0.998 - 1.055     8,061         0.78     1.40 - 1.70      (1.09) - 4.56

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT
TRUST (CONTINUED)
  Growth and Income Portfolio - Class I
    Shares                                2005      8,651           1.633    14,123         1.14            1.40               8.50
                                          2004     10,021           1.505    15,085         0.98            1.40              12.73
                                          2003     10,289           1.335    13,732         0.97            1.40              26.30
                                          2002     11,034           1.057    11,663         1.06            1.40            (15.71)
                                          2001     12,134           1.254    15,215         0.06            1.40             (7.11)

  Growth and Income Portfolio - Class II
    Shares                                2005     33,551   1.039 - 1.581    46,498         0.85     1.40 - 2.25      (0.28) - 8.22
                                          2004     34,038   1.113 - 1.469    43,645         0.72     1.40 - 2.25       4.80 - 12.50
                                          2003     30,385   1.010 - 1.312    34,145         0.61     1.40 - 2.15      12.04 - 30.03
                                          2002     20,100   0.804 - 0.937    17,178         0.63     1.40 - 1.70  (16.22) - (15.94)
                                          2001     10,778   0.958 - 1.116    10,376            -     1.40 - 1.70      (7.34) - 2.01

  Money Market Portfolio - Class I
    Shares                                2005      3,115           1.123     3,496         2.58            1.40               1.26
                                          2004      4,574           1.109     5,071         0.79            1.40             (0.54)
                                          2003      5,728           1.115     6,389         0.58            1.40             (0.89)
                                          2002      7,146           1.125     8,037         1.22            1.40             (0.18)
                                          2001      9,462           1.127    10,662         3.39            1.40               2.27

  Money Market Portfolio - Class II
    Shares                                2005     13,749   0.972 - 1.008    13,625         2.38     1.40 - 2.15        0.21 - 1.00
                                          2004     15,493   0.968 - 0.998    15,238         0.53     1.40 - 2.15    (1.52) - (0.80)
                                          2003     18,595   0.979 - 1.006    18,487         0.32     1.40 - 2.15    (1.41) - (0.30)
                                          2002     18,808   0.993 - 1.017    18,987         0.94     1.40 - 1.70    (0.70) - (0.49)
                                          2001     10,354   1.000 - 1.022    10,568         2.17     1.40 - 1.70      (0.10) - 1.89
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Service
    Class 2                               2005     34,047   1.091 - 1.705    46,838         0.12     1.40 - 2.25       2.72 - 15.01
                                          2004     30,508   1.011 - 1.488    36,691         0.19     1.40 - 2.15      12.72 - 13.60
                                          2003     23,114   0.892 - 1.316    23,827         0.24     1.40 - 2.15       9.01 - 27.67
                                          2002     14,478   0.707 - 0.997    10,920         0.60     1.40 - 1.70  (11.08) - (10.80)
                                          2001      9,201   0.795 - 1.120     7,381         0.53     1.40 - 1.70     (13.76) - 3.32
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005        352   0.899 - 1.476       370            -     1.40 - 1.80      18.46 - 19.07
                                          2004        603   0.755 - 1.246       509            -     1.40 - 1.80    (0.48) - (0.13)
                                          2003        894   0.756 - 1.252       730            -     1.40 - 1.80      23.13 - 26.85
                                          2002      1,030           0.614       632         0.64            1.40             (8.77)
                                          2001        101           0.673        68            -            1.40             (9.66)

  Mid Cap Portfolio - Service Class 2     2005     16,637   1.108 - 2.008    30,307            -     1.40 - 2.25       3.84 - 16.35
                                          2004     14,949   1.475 - 1.732    23,598            -     1.40 - 2.15      22.04 - 22.91
                                          2003     10,708   1.202 - 1.415    13,616         0.21     1.40 - 2.15       9.28 - 46.18
                                          2002      6,637   0.883 - 0.997     6,010         0.44     1.40 - 1.70  (11.57) - (11.21)
                                          2001      1,830   0.998 - 1.125     1,840            -     1.40 - 1.70        1.42 - 5.24

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                       CAPITAL                     HIGH YIELD                    MANAGED
                                                  APPRECIATION FUND                BOND TRUST                  ASSETS TRUST
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    30,906,353     37,059,685         47,427             --         13,525             --
Accumulation units purchased and
  transferred from other funding options .       928,292        433,335        217,682         48,752         85,869         26,655
Accumulation units redeemed and
  transferred to other funding options ...    (5,257,456)    (6,585,540)       (28,908)        (1,325)        (2,026)       (13,130)
Annuity units ............................            --         (1,127)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    26,577,189     30,906,353        236,201         47,427         97,368         13,525
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    AIM V.I.                   ALLIANCEBERNSTEIN
                                                                                    PREMIER                       LARGE-CAP
                                                    MONEY MARKET                  EQUITY FUND -                GROWTH PORTFOLIO -
                                                     PORTFOLIO                      SERIES I                       CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    17,966,798     26,494,554      3,811,350      4,900,096     12,611,322     15,454,402
Accumulation units purchased and
  transferred from other funding options .     4,794,896     10,560,586         42,396         71,586        825,724      1,059,933
Accumulation units redeemed and
  transferred to other funding options ...    (7,629,794)   (19,088,342)      (686,010)    (1,160,332)    (3,138,104)    (3,903,013)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    15,131,900     17,966,798      3,167,736      3,811,350     10,298,942     12,611,322
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                       GLOBAL                                                  GROWTH-INCOME
                                                    GROWTH FUND -                 GROWTH FUND -                     FUND -
                                                   CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       116,390         70,339        220,980        131,179      4,114,073      2,047,441
Accumulation units purchased and
  transferred from other funding options .       113,069         55,668        437,888        113,008        995,339      2,251,711
Accumulation units redeemed and
  transferred to other funding options ...       (23,865)        (9,617)       (68,280)       (23,207)      (585,290)      (185,079)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       205,594        116,390        590,588        220,980      4,524,122      4,114,073
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                DREYFUS VIF -
                                                    CREDIT SUISSE                 DELAWARE VIP                  APPRECIATION
                                                   TRUST EMERGING                 REIT SERIES -                  PORTFOLIO -
                                                 MARKETS PORTFOLIO               STANDARD CLASS                INITIAL SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,165,449      4,252,060      4,550,397      5,006,358      8,280,553     10,055,602
Accumulation units purchased and
  transferred from other funding options .       813,385        531,209        516,594        822,296        167,363        224,969
Accumulation units redeemed and
  transferred to other funding options ...      (957,654)      (617,820)    (1,160,531)    (1,278,257)    (1,597,802)    (2,000,018)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     4,021,180      4,165,449      3,906,460      4,550,397      6,850,114      8,280,553
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    DREYFUS VIF -                 MERCURY GLOBAL               MERCURY VALUE
                                                     DEVELOPING                     ALLOCATION                 OPPORTUNITIES
                                                 LEADERS PORTFOLIO -                V.I. FUND -                  V.I. FUND -
                                                   INITIAL SHARES                   CLASS III                    CLASS III
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    17,195,528     19,562,567             --             --         13,614             --
Accumulation units purchased and
  transferred from other funding options .       504,290        880,441          3,762             --          5,426         13,614
Accumulation units redeemed and
  transferred to other funding options ...    (2,805,838)    (3,247,480)            --             --             (2)            --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    14,893,980     17,195,528          3,762             --         19,038         13,614
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   TEMPLETON                      TEMPLETON
                                                    MUTUAL SHARES                  DEVELOPING                      FOREIGN
                                                  SECURITIES FUND -            MARKETS SECURITIES             SECURITIES FUND -
                                                   CLASS 2 SHARES             FUND - CLASS 2 SHARES            CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,316,785      1,112,200         38,923          4,729          6,533             --
Accumulation units purchased and
  transferred from other funding options .       276,427        365,561        153,581         38,492        170,263          6,533
Accumulation units redeemed and
  transferred to other funding options ...      (324,164)      (160,976)        (8,107)        (4,298)          (588)            --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,269,048      1,316,785        184,397         38,923        176,208          6,533
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                  TEMPLETON GROWTH
                                                  SECURITIES FUND -               APPRECIATION             DIVERSIFIED STRATEGIC
                                                    CLASS 2 SHARES                  PORTFOLIO                 INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,463,104      1,688,357     22,773,171     24,850,175     14,607,172     17,617,282
Accumulation units purchased and
  transferred from other funding options .       861,934        906,019        408,552      1,049,882        209,088        206,127
Accumulation units redeemed and
  transferred to other funding options ...      (352,688)      (131,272)    (4,224,163)    (3,126,886)    (3,262,521)    (3,212,980)
Annuity units ............................            --             --             --             --             --         (3,257)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     2,972,350      2,463,104     18,957,560     22,773,171     11,553,739     14,607,172
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              SALOMON BROTHERS
                                                       EQUITY                                               VARIABLE AGGRESSIVE
                                                  INDEX PORTFOLIO -                FUNDAMENTAL                  GROWTH FUND -
                                                   CLASS II SHARES               VALUE PORTFOLIO               CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    15,979,370     17,925,076     21,346,389     22,642,687      1,421,877        503,617
Accumulation units purchased and
  transferred from other funding options .       650,618      1,657,744        374,098      1,166,526        598,079      1,009,467
Accumulation units redeemed and
  transferred to other funding options ...    (3,068,859)    (3,603,450)    (3,427,530)    (2,462,824)      (199,356)       (91,207)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    13,561,129     15,979,370     18,292,957     21,346,389      1,820,600      1,421,877
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  SALOMON BROTHERS
                                                  VARIABLE GROWTH &
                                                    INCOME FUND -              BALANCED PORTFOLIO -           FORTY PORTFOLIO -
                                                   CLASS I SHARES                SERVICE SHARES                SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       183,006        179,735     20,595,608     22,416,650      4,906,529      5,228,108
Accumulation units purchased and
  transferred from other funding options .         8,880         47,019        673,341      1,149,572        694,932        223,414
Accumulation units redeemed and
  transferred to other funding options ...       (14,115)       (43,748)    (3,275,173)    (2,970,614)      (668,000)      (544,993)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       177,771        183,006     17,993,776     20,595,608      4,933,461      4,906,529
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     GLOBAL
                                                    GLOBAL LIFE                    TECHNOLOGY                     MID CAP
                                                SCIENCES PORTFOLIO -               PORTFOLIO -                 VALUE PORTFOLIO -
                                                   SERVICE SHARES                SERVICE SHARES                 SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,153,623      2,380,859      6,741,036      7,657,086      1,750,910      1,623,953
Accumulation units purchased and
  transferred from other funding options .        77,961        142,309        517,941        446,880        126,515        347,082
Accumulation units redeemed and
  transferred to other funding options ...      (467,216)      (369,545)    (2,067,020)    (1,362,930)      (237,558)      (220,125)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,764,368      2,153,623      5,191,957      6,741,036      1,639,867      1,750,910
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      WORLDWIDE                      LAZARD
                                                  GROWTH PORTFOLIO -                RETIREMENT                   GROWTH AND
                                                    SERVICE SHARES              SMALL CAP PORTFOLIO           INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    20,463,465     23,879,195         33,706          3,334        421,049        176,543
Accumulation units purchased and
  transferred from other funding options .     1,011,404      1,400,094        124,431        101,656        107,977        286,862
Accumulation units redeemed and
  transferred to other funding options ...    (4,480,208)    (4,815,824)       (22,766)       (71,284)       (81,535)       (42,356)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    16,994,661     20,463,465        135,371         33,706        447,491        421,049
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      MID-CAP                       DIVIDEND                      EQUITY
                                                  VALUE PORTFOLIO                GROWTH PORTFOLIO                PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       392,327        193,140        732,473        163,237        156,243         14,351
Accumulation units purchased and
  transferred from other funding options .       322,946        260,619        186,380        578,486        149,774        141,904
Accumulation units redeemed and
  transferred to other funding options ...       (67,912)       (61,432)       (32,482)        (9,250)        (2,086)           (12)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       647,361        392,327        886,371        732,473        303,931        156,243
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                 OPPENHEIMER                   REAL RETURN
                                                                                 MAIN STREET                    PORTFOLIO -
                                                      S&P 500                      FUND/VA -                  ADMINISTRATIVE
                                                INDEX PORTFOLIO                 SERVICE SHARES                    CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,899,252      1,701,987         23,091             --        750,088        453,623
Accumulation units purchased and
  transferred from other funding options .       428,128      3,216,172         69,960         23,642        407,091        385,212
Accumulation units redeemed and
  transferred to other funding options ...      (193,289)       (18,907)        (1,482)          (551)      (274,687)       (88,747)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     5,134,091      4,899,252         91,569         23,091        882,492        750,088
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    TOTAL RETURN                   PUTNAM VT                     PUTNAM VT
                                                     PORTFOLIO -                   DISCOVERY                   INTERNATIONAL
                                                   ADMINISTRATIVE                 GROWTH FUND -                EQUITY FUND -
                                                       CLASS                     CLASS IB SHARES              CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    18,441,340     21,506,854        382,610        455,638      1,919,799      2,344,704
Accumulation units purchased and
  transferred from other funding options .     2,377,809      2,417,387            735         35,467        921,938        741,381
Accumulation units redeemed and
  transferred to other funding options ...    (3,471,203)    (5,482,901)       (68,932)      (108,495)      (684,444)    (1,166,286)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    17,347,946     18,441,340        314,413        382,610      2,157,293      1,919,799
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     PUTNAM VT
                                                      SMALL CAP                                                  HIGH YIELD
                                                     VALUE FUND -                ALL CAP FUND -                  BOND FUND -
                                                   CLASS IB SHARES                  CLASS I                        CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,423,977      2,377,585     24,241,450     23,104,247      8,889,895      8,516,701
Accumulation units purchased and
  transferred from other funding options .       349,467        508,761        717,102      4,068,056      1,056,614      1,817,940
Accumulation units redeemed and
  transferred to other funding options ...      (655,656)      (462,369)    (3,597,160)    (2,930,853)    (1,205,151)    (1,444,746)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     2,117,788      2,423,977     21,361,392     24,241,450      8,741,358      8,889,895
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   LARGE CAP                      SMALL CAP
                                                  INVESTORS FUND -                GROWTH FUND -                  GROWTH FUND -
                                                      CLASS I                        CLASS I                        CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    20,330,584     22,286,028      2,432,863        838,417     13,070,480     12,349,155
Accumulation units purchased and
  transferred from other funding options .       376,409      1,509,981        251,617      2,349,692      1,141,929      5,024,969
Accumulation units redeemed and
  transferred to other funding options ...    (3,320,264)    (3,465,425)      (329,745)      (755,246)    (2,390,849)    (4,303,644)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    17,386,729     20,330,584      2,354,735      2,432,863     11,821,560     13,070,480
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                  SCUDDER
                                                     STRATEGIC                     GROWTH AND                  INTERNATIONAL
                                                    BOND FUND -                 INCOME PORTFOLIO -              SELECT EQUITY
                                                      CLASS I                        CLASS B                 PORTFOLIO - CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    21,523,236     21,154,693        459,602        228,209      2,292,148        524,427
Accumulation units purchased and
  transferred from other funding options .     2,477,341      4,305,298         61,233        251,944        727,907      1,798,122
Accumulation units redeemed and
  transferred to other funding options ...    (2,798,687)    (3,936,755)        (3,448)       (20,551)      (351,004)       (30,401)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    21,201,890     21,523,236        517,387        459,602      2,669,051      2,292,148
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    AIM CAPITAL                                                DISCIPLINED
                                                    APPRECIATION                  CONVERTIBLE                     MID CAP
                                                     PORTFOLIO                 SECURITIES PORTFOLIO           STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     3,833,788      3,461,724     10,858,381     11,368,074      7,611,119      8,298,472
Accumulation units purchased and
  transferred from other funding options .       363,135        709,565        144,780      1,025,517        315,337        515,671
Accumulation units redeemed and
  transferred to other funding options ...      (544,741)      (337,501)    (1,959,866)    (1,535,210)    (1,686,555)    (1,203,024)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     3,652,182      3,833,788      9,043,295     10,858,381      6,239,901      7,611,119
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   FEDERATED
                                                      EQUITY                       HIGH YIELD                      FEDERATED
                                                 INCOME PORTFOLIO                  PORTFOLIO                   STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    39,437,379     39,465,084     14,711,719     17,730,671      8,079,240      9,283,523
Accumulation units purchased and
  transferred from other funding options .     1,279,762      5,614,330        443,813        770,917        111,452        176,382
Accumulation units redeemed and
  transferred to other funding options ...    (6,723,969)    (5,641,878)    (3,433,188)    (3,786,927)    (1,720,587)    (1,380,609)
Annuity units ............................            --           (157)            --         (2,942)            --            (56)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    33,993,172     39,437,379     11,722,344     14,711,719      6,470,105      8,079,240
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    MERCURY
                                                     LARGE CAP                     LARGE CAP                   MFS EMERGING
                                                     PORTFOLIO                    CORE PORTFOLIO              GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    29,145,151     29,056,900      1,219,847      1,289,900     15,964,554     18,373,215
Accumulation units purchased and
  transferred from other funding options .     1,194,205      4,597,828        227,951        808,236         22,554        158,928
Accumulation units redeemed and
  transferred to other funding options ...    (4,459,795)    (4,507,926)      (134,658)      (878,289)   (15,987,108)    (2,567,589)
Annuity units ............................            --         (1,651)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    25,879,561     29,145,151      1,313,140      1,219,847             --     15,964,554
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    MFS MID CAP                     MFS TOTAL                     MFS VALUE
                                                 GROWTH PORTFOLIO               RETURN PORTFOLIO                  PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    12,699,866     14,573,917     53,054,136     55,901,206         94,315             --
Accumulation units purchased and
  transferred from other funding options .    20,304,224        556,698      3,468,471      4,974,628        398,370         94,315
Accumulation units redeemed and
  transferred to other funding options ...    (5,298,791)    (2,430,749)    (8,124,254)    (7,817,008)       (21,133)            --
Annuity units ............................            --             --         (2,140)        (4,690)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    27,705,299     12,699,866     48,396,213     53,054,136        471,552         94,315
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      MONDRIAN
                                                    INTERNATIONAL                 PIONEER FUND                PIONEER STRATEGIC
                                                   STOCK PORTFOLIO                 PORTFOLIO                   INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    20,716,123     22,800,093         21,888         12,842      3,363,166      3,908,585
Accumulation units purchased and
  transferred from other funding options .       942,832      1,389,206          8,025         24,209        455,896        180,007
Accumulation units redeemed and
  transferred to other funding options ...    (3,604,600)    (3,470,490)        (5,860)       (15,163)      (955,740)      (725,426)
Annuity units ............................            --         (2,686)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    18,054,355     20,716,123         24,053         21,888      2,863,322      3,363,166
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   STYLE FOCUS
                                                                                     SERIES:
                                                   STRATEGIC EQUITY                  SMALL CAP                TRAVELERS QUALITY
                                                      PORTFOLIO                   VALUE PORTFOLIO               BOND PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    29,503,320     34,287,113             --             --     24,216,872     28,711,208
Accumulation units purchased and
  transferred from other funding options .       192,485        165,351         57,715             --        582,742        669,114
Accumulation units redeemed and
  transferred to other funding options ...    (4,871,162)    (4,949,144)           (12)            --     (4,031,695)    (5,163,450)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    24,824,643     29,503,320         57,703             --     20,767,919     24,216,872
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    CORE PLUS                      EMERGING
                                                   U.S. GOVERNMENT                 FIXED INCOME                  MARKETS EQUITY
                                                SECURITIES PORTFOLIO           PORTFOLIO - CLASS II           PORTFOLIO - CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --      4,574,953      2,615,538      5,607,592      4,382,578
Accumulation units purchased and
  transferred from other funding options .       216,289             --        995,852      2,552,852        881,991      1,872,667
Accumulation units redeemed and
  transferred to other funding options ...        (3,415)            --       (468,265)      (593,437)      (669,368)      (647,653)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       212,874             --      5,102,540      4,574,953      5,820,215      5,607,592
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     EQUITY AND                      EQUITY
                                                 INCOME PORTFOLIO -             GROWTH PORTFOLIO -            GLOBAL FRANCHISE
                                                      CLASS II                       CLASS I                PORTFOLIO - CLASS II
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     8,221,430      4,127,899     10,585,221     10,727,653      6,924,374      2,850,047
Accumulation units purchased and
  transferred from other funding options .     1,776,204      4,291,182      1,036,545      1,083,943      2,825,882      4,400,095
Accumulation units redeemed and
  transferred to other funding options ...      (438,448)      (197,651)    (1,675,253)    (1,226,375)      (363,540)      (325,768)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     9,559,186      8,221,430      9,946,513     10,585,221      9,386,716      6,924,374
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    GLOBAL VALUE                      MID CAP                   SMALL COMPANY
                                                 EQUITY PORTFOLIO -             GROWTH PORTFOLIO -             GROWTH PORTFOLIO -
                                                       CLASS I                        CLASS I                      CLASS II
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    15,136,950     14,041,592     12,337,450     12,450,255      2,108,388        874,672
Accumulation units purchased and
  transferred from other funding options .     2,617,984      2,390,888        465,305      1,512,368        554,949      1,352,224
Accumulation units redeemed and
  transferred to other funding options ...    (2,533,580)    (1,294,975)    (1,664,828)    (1,625,173)      (221,237)      (118,508)
Annuity units ............................        (4,797)          (555)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    15,216,557     15,136,950     11,137,927     12,337,450      2,442,100      2,108,388
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     TECHNOLOGY                    U.S. MID CAP                     U.S. REAL
                                                     PORTFOLIO -                 VALUE PORTFOLIO -              ESTATE PORTFOLIO -
                                                       CLASS I                        CLASS I                        CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    12,061,818     12,556,020     19,053,716     19,142,447      9,314,478      8,256,744
Accumulation units purchased and
  transferred from other funding options .     1,975,903        687,715        768,757      2,005,752        822,391      2,525,157
Accumulation units redeemed and
  transferred to other funding options ...    (2,656,285)    (1,181,917)    (2,919,386)    (2,094,483)    (1,106,227)    (1,466,997)
Annuity units ............................            --             --             --             --           (434)          (426)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    11,381,436     12,061,818     16,903,087     19,053,716      9,030,208      9,314,478
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  SB ADJUSTABLE
                                                                                   RATE INCOME                   SMITH BARNEY
                                                  VALUE PORTFOLIO -                PORTFOLIO -                    AGGRESSIVE
                                                       CLASS I                    CLASS I SHARES               GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    18,039,531     17,604,358        210,646        140,446     16,632,019     17,802,998
Accumulation units purchased and
  transferred from other funding options .     1,060,428      1,973,827         18,274         97,559        979,394      1,515,475
Accumulation units redeemed and
  transferred to other funding options ...    (2,375,392)    (1,538,654)       (45,873)       (27,359)    (3,091,427)    (2,686,454)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    16,724,567     18,039,531        183,047        210,646     14,519,986     16,632,019
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   SMITH BARNEY
                                                       LARGE                         SOCIAL                      COMSTOCK
                                                   CAPITALIZATION                   AWARENESS                   PORTFOLIO -
                                                  GROWTH PORTFOLIO               STOCK PORTFOLIO               CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,441,251      5,978,488             --             --      3,652,141      3,293,740
Accumulation units purchased and
  transferred from other funding options .       534,711      1,196,805         81,296             --        379,779        658,699
Accumulation units redeemed and
  transferred to other funding options ...    (1,162,001)    (1,734,042)            --             --       (556,227)      (300,298)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     4,813,961      5,441,251         81,296             --      3,475,693      3,652,141
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      COMSTOCK                       EMERGING                      EMERGING
                                                     PORTFOLIO -                 GROWTH PORTFOLIO -            GROWTH PORTFOLIO -
                                                  CLASS II SHARES                 CLASS I SHARES               CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    53,539,492     46,661,642      6,655,088      7,290,958     14,690,016     14,679,032
Accumulation units purchased and
  transferred from other funding options .     6,459,138     11,615,671        106,186         63,604      1,342,248      2,607,797
Accumulation units redeemed and
  transferred to other funding options ...    (7,158,614)    (4,735,577)      (891,776)      (699,474)    (2,052,651)    (2,596,813)
Annuity units ............................        (2,285)        (2,244)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    52,837,731     53,539,492      5,869,498      6,655,088     13,979,613     14,690,016
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     ENTERPRISE                     ENTERPRISE                     GOVERNMENT
                                                     PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
                                                   CLASS I SHARES                CLASS II SHARES                 CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     8,517,872      9,561,484      5,793,186      5,777,581      5,214,733      6,354,516
Accumulation units purchased and
  transferred from other funding options .        26,642         37,742        311,429        484,645        154,470         65,027
Accumulation units redeemed and
  transferred to other funding options ...    (1,533,425)    (1,081,354)      (941,263)      (466,661)      (829,573)    (1,204,810)
Annuity units ............................            --             --         (2,422)        (2,379)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     7,011,089      8,517,872      5,160,930      5,793,186      4,539,630      5,214,733
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    GOVERNMENT                     GROWTH AND                     GROWTH AND
                                                    PORTFOLIO -                 INCOME PORTFOLIO -             INCOME PORTFOLIO -
                                                  CLASS II SHARES                 CLASS I SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    24,174,518     29,049,601     10,021,350     10,288,883     34,038,443     30,384,658
Accumulation units purchased and
  transferred from other funding options .       739,724      2,518,246        203,522        542,081      2,979,002      7,046,378
Accumulation units redeemed and
  transferred to other funding options ...    (3,612,830)    (7,393,329)    (1,574,300)      (809,614)    (3,466,874)    (3,392,593)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    21,301,412     24,174,518      8,650,572     10,021,350     33,550,571     34,038,443
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   MONEY MARKET                   MONEY MARKET                  CONTRAFUND(R)
                                                   PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
                                                  CLASS I SHARES                CLASS II SHARES                SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,574,264      5,728,263     15,493,138     18,594,530     30,507,961     23,113,994
Accumulation units purchased and
  transferred from other funding options .       761,791        956,560      4,024,166     10,637,374      7,057,965      9,361,308
Accumulation units redeemed and
  transferred to other funding options ...    (2,221,552)    (2,110,559)    (5,768,231)   (13,738,766)    (3,518,512)    (1,967,341)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     3,114,503      4,574,264     13,749,073     15,493,138     34,047,414     30,507,961
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                  DYNAMIC CAPITAL
                                                    APPRECIATION                     MID CAP
                                                     PORTFOLIO -                    PORTFOLIO -
                                                  SERVICE CLASS 2                SERVICE CLASS 2
                                             --------------------------    --------------------------
                                                 2005           2004           2005           2004
                                                 ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................         602,741        893,940     14,948,965     10,708,456
Accumulation units purchased and
  transferred from other funding options          10,755         23,457      4,121,879      5,518,693
Accumulation units redeemed and
  transferred to other funding options .        (261,698)      (314,656)    (2,433,982)    (1,278,184)
Annuity units ..........................              --             --             --             --
                                             -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................         351,798        602,741     16,636,862     14,948,965
                                             ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

ABDII (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-8
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-57
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-58
  Schedule IV -- Consolidated Reinsurance...................  F-60

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Life and Annuity Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Life and Annuity Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Life and Annuity Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
---------------------------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     Under date of March 28, 2005, we reported on the balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR       PREDECESSOR
                                                              ------------   ---------------
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2005            2004
                                                              ------------   ---------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $6,158 and $5,929, respectively)......    $ 6,055          $ 6,261
  Equity securities available-for-sale, at fair value (cost:
     $4 and $23, respectively)..............................          4               26
  Mortgage loans on real estate.............................        258              212
  Policy loans..............................................         37               32
  Other limited partnership interests.......................         73              219
  Short-term investments....................................         57              420
  Other invested assets.....................................        333              159
                                                                -------          -------
     Total investments......................................      6,817            7,329
Cash and cash equivalents...................................        233                1
Accrued investment income...................................         69               84
Premiums and other receivables..............................        201              242
Deferred policy acquisition costs and value of business
  acquired..................................................      1,777            1,533
Goodwill....................................................        243               --
Current income tax recoverable..............................         20               --
Deferred income tax assets..................................         90               --
Other assets................................................         22                5
Separate account assets.....................................     12,179           11,631
                                                                -------          -------
     Total assets...........................................    $21,651          $20,825
                                                                =======          =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $ 1,740          $ 1,073
  Policyholder account balances.............................      5,688            5,227
  Other policyholder funds..................................         68                6
  Current income tax payable................................         --              265
  Deferred income tax liability.............................         --              180
  Payables for collateral under securities loaned and other
     transactions...........................................        108              208
  Other liabilities.........................................        132              274
  Separate account liabilities..............................     12,179           11,631
                                                                -------          -------
     Total liabilities......................................     19,915           18,864
                                                                -------          -------
Stockholder's Equity:
Common stock, par value $100 per share; 100,000 shares
  authorized, 30,000 shares issued and outstanding..........          3                3
Additional paid-in capital..................................      1,725              817
Retained earnings...........................................         50              922
Accumulated other comprehensive (loss) income...............        (42)             219
                                                                -------          -------
     Total stockholder's equity.............................      1,736            1,961
                                                                -------          -------
     Total liabilities and stockholder's equity.............    $21,651          $20,825
                                                                =======          =======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
REVENUES
Premiums.......................................        $ 17               $ 20         $ 40    $ 41
Universal life and investment-type product
  policy fees..................................         233                221          371     237
Net investment income..........................         167                223          389     356
Other revenues.................................          11                 12           19      19
Net investment gains (losses)..................         (35)                (6)          17      (7)
                                                       ----               ----         ----    ----
  Total revenues...............................         393                470          836     646
                                                       ----               ----         ----    ----
EXPENSES
Policyholder benefits and claims...............          90                 49           85      90
Interest credited to policyholder account
  balances.....................................          76                126          241     217
Other expenses.................................         165                184          303     185
                                                       ----               ----         ----    ----
  Total expenses...............................         331                359          629     492
                                                       ----               ----         ----    ----
Income before provision for income taxes.......          62                111          207     154
Provision for income taxes.....................          12                 35           49      35
                                                       ----               ----         ----    ----
Net income.....................................        $ 50               $ 76         $158    $119
                                                       ====               ====         ====    ====

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                         ACCUMULATED OTHER
                                                                                           COMPREHENSIVE
                                                                                           INCOME (LOSS)
                                                                                         -----------------
                                                                 ADDITIONAL               NET UNREALIZED
                                                        COMMON    PAID-IN     RETAINED   INVESTMENT GAINS
                                                        STOCK     CAPITAL     EARNINGS       (LOSSES)        TOTAL
                                                        ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)..............  $   3      $  417     $   645          $  95         $1,160
Comprehensive income (loss):
  Net income..........................................                            119                           119
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (3)            (3)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           123            123
                                                                                                             ------
    Other comprehensive income (loss).................                                                          120
                                                                                                             ------
  Comprehensive income (loss).........................                                                          239
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)............      3         417         764            215          1,399
Capital contributed by The Travelers Insurance
  Company.............................................                400                                       400
Comprehensive income (loss):
  Net income..........................................                            158                           158
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (5)            (5)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                             9              9
                                                                                                             ------
    Other comprehensive income (loss).................                                                            4
                                                                                                             ------
  Comprehensive income (loss).........................                                                          162
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)............      3         817         922            219          1,961
Comprehensive income (loss):
  Net income..........................................                             76                            76
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (2)            (2)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                            (5)            (5)
                                                                                                             ------
    Other comprehensive income (loss).................                                                           (7)
                                                                                                             ------
  Comprehensive income (loss).........................                                                           69
Assumption of liabilities by The Travelers Insurance
  Company.............................................                  4                                         4
                                                        -----      ------     -------          -----         ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)................      3         821         998            212          2,034
Effect of push down accounting of MetLife,
  Inc.'s purchase price on The Travelers Life and
    Annuity
  Company's net assets acquired (See Note 1)..........              1,112        (998)          (212)           (98)
                                                        -----      ------     -------          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)...................      3       1,933          --             --          1,936
Revisions of purchase price pushed down to The
  Travelers Life and Annuity Company's net assets
  acquired (See Note 1)...............................               (208)                                     (208)
Comprehensive income (loss):
  Net income..........................................                             50                            50
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           (42)           (42)
                                                                                                             ------
    Other comprehensive income (loss).................                                                          (42)
                                                                                                             ------
  Comprehensive income (loss).........................                                                            8
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)..............  $   3      $1,725     $    50          $ (42)        $1,736
                                                        =====      ======     =======          =====         ======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                     PREDECESSOR
                                                         ----------------    --------------------------------------
                                                         SIX MONTHS ENDED    SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,          JUNE 30,           DECEMBER 31,
                                                         ----------------    ----------------    ------------------
                                                               2005                2005           2004       2003
                                                         ----------------    ----------------    -------    -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................      $    50              $  76          $   158    $   119
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................           12                 (8)             (18)       (13)
    Losses (gains) from sales of investments, net......           35                  6              (17)         7
    Interest credited to other policyholder account
      balances.........................................           76                126              241        217
    Universal life and investment-type product policy
      fees.............................................         (233)              (221)            (371)      (237)
    Change in accrued investment income................           11                 (4)              (7)       (37)
    Change in premiums and other receivables...........          (81)                 2               --          3
    Change in DAC and VOBA, net........................          (56)               (90)            (243)      (215)
    Change in insurance-related liabilities............           49                (15)             (49)       (16)
    Change in current income taxes payable.............          (25)              (242)             227       (101)
    Change in other assets.............................           90                 49               72       (128)
    Change in other liabilities........................           54                (75)             (17)        53
    Other, net.........................................           (1)                34              (21)        33
                                                             -------              -----          -------    -------
NET CASH (USED IN) OPERATING ACTIVITIES................          (19)              (362)             (45)      (315)
                                                             -------              -----          -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................        3,483                521            1,305      2,111
    Equity securities..................................           30                  8               19          8
    Mortgage loans on real estate......................           37                 18               59         23
    Real estate and real estate joint ventures.........           --                 17                9         16
    Other limited partnership interests................           17                 18               23         16
  Purchases of:
    Fixed maturities...................................       (3,557)              (448)          (2,156)    (2,854)
    Equity securities..................................           --                 (1)             (30)        (4)
    Mortgage loans on real estate......................          (20)               (75)            (136)       (28)
    Other limited partnership interests................          (11)               (41)             (89)       (75)
  Policy loans.........................................           (2)                (4)              (5)         1
  Net change in short-term investments.................          131                135             (225)       280
  Net change in other invested assets..................           21                 16               43         76
  Other, net...........................................           --                  2               (1)        10
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES....          129                166           (1,184)      (420)
                                                             -------              -----          -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...........................................          343                476            1,023        914
    Withdrawals........................................         (290)              (181)            (178)      (268)
  Net change in payables for collateral under
    securities loaned and other transactions...........           (2)               (98)             (16)        75
  Financing element of certain derivative
    instruments........................................          (13)                --               --         --
  Capital contribution from parent.....................           --                 --              400         --
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES..............           38                197            1,229        721
                                                             -------              -----          -------    -------
Change in cash and cash equivalents....................          148                  1               --        (14)
Cash and cash equivalents, beginning of period.........           85                  1                1         15
                                                             -------              -----          -------    -------
CASH AND CASH EQUIVALENTS, END OF PERIOD...............      $   233              $   2          $     1    $     1
                                                             =======              =====          =======    =======
Supplemental disclosures of cash flow information:
    Net cash paid (received) during the period for
      income taxes.....................................      $    37              $ 277          $  (179)   $   135
    Assumption of liabilities by The Travelers
      Insurance Company................................      $    --              $   4          $    --    $    --
                                                             =======              =====          =======    =======

    See Note 1 for purchase accounting adjustment.

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS LIFE AND ANNUITY COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Life and Annuity Company ("TLAC," together with its subsidiaries, the "Company") and other affiliated entities, including the Company's parent, The Travelers Insurance Company ("TIC"), and substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $314 million, net of the related deferred tax assets of $110 million, for a net change of $204 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $23 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $227 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

price attributed to the Company was decreased by $208 million resulting in an increase in goodwill of $19 million.

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                   SUCCESSOR
                                                                   ---------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                 (IN MILLIONS)
TOTAL PURCHASE PRICE:.......................................             $11,966
  Purchase price attributed to other affiliates.............              10,238
                                                                         -------
  Purchase price attributed to the Company..................               1,728
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS...............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturities available-for-sale.......................       (4)
  Mortgage loans on real estate.............................        7
  Real estate and real estate joint ventures
     held-for-investment....................................       (1)
  Other limited partnership interests.......................        3
  Other invested assets.....................................      (10)
  Premiums and other receivables............................      (47)
  Elimination of historical deferred policy acquisition
     costs..................................................   (1,622)
  Value of business acquired................................    1,676
  Value of distribution agreements acquired.................        8
  Net deferred income tax asset.............................      261
  Other assets..............................................        5
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits....................................     (292)
  Policyholder account balances.............................     (464)
  Other liabilities.........................................      (69)
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED...               1,485
                                                                         -------
GOODWILL RESULTING FROM THE ACQUISITION.....................             $   243
                                                                         =======

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................        $ 6,135
Equity securities available-for-sale........................             35
Mortgage loans on real estate...............................            277
Policy loans................................................             36
Other limited partnership interests.........................             80
Short-term investments......................................            188
Other invested assets.......................................            332
                                                                    -------
  Total investments.........................................          7,083
Cash and cash equivalents...................................             85
Accrued investment income...................................             80
Premiums and other receivables..............................            175
Value of business acquired..................................          1,676
Goodwill....................................................            243
Other intangible assets.....................................              8
Deferred tax asset..........................................            100
Other assets................................................              6
Separate account assets.....................................         11,617
                                                                    -------
  Total assets acquired.....................................         21,073
                                                                    -------

LIABILITIES:
Future policy benefits......................................          1,728
Policyholder account balances...............................          5,684
Other policyholder funds....................................             15
Current income taxes payable................................             37
Other liabilities...........................................            264
Separate account liabilities................................         11,617
                                                                    -------
  Total liabilities assumed.................................         19,345
                                                                    -------
  Net assets acquired.......................................        $ 1,728
                                                                    =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired and distribution agreements acquired are as follows:

                                                            SUCCESSOR
                                                          -------------    WEIGHTED AVERAGE
                                                          JULY 1, 2005    AMORTIZATION PERIOD
                                                          -------------   -------------------
                                                          (IN MILLIONS)
Value of business acquired.............................      $1,676            16 years
Value of distribution agreements acquired..............           8            16 years
                                                             ------
  Total value of intangible assets acquired, excluding
     goodwill..........................................      $1,684            16 years
                                                             ======

     The estimated future amortization of the value of business acquired and distribution agreements from 2006 to 2010 is as follows:

                                                               (IN MILLIONS)
2006........................................................       $180
2007........................................................       $171
2008........................................................       $159
2009........................................................       $148
2010........................................................       $133

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TLAC is a Connecticut corporation incorporated in 1973. As described more fully in Note 1, TLAC is a wholly-owned subsidiary of TIC. On July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers annuities and life insurance to individuals and small businesses.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) securities partnerships that were previously reported in other invested assets are now reported in other limited partnership interests; (iii) reinsurance recoverables are now reported in premiums and other receivables; (iv) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (v) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (vi) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (vii) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawal benefits were reclassified from cash flows from financing activities to cash flows from operating activities.

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage loans on real estate and other limited partnerships, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in " -- Summary of Critical Accounting Estimates -- Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments.

     Prior to the Acquisition, the Company used the equity method of accounting for all other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company has the ability to enter into income generation and replication derivatives as permitted by its Derivatives Use Plan approved by the Connecticut Insurance Department (the "Department"). Freestanding derivatives are carried on the Company's consolidated balance sheet either as

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $83 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                   SUCCESSOR
                                                               -----------------
                                                               DECEMBER 31, 2005
                                                               -----------------
                                                                 (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................         $ --
Effect of push down accounting of MetLife's purchase price
  on TLAC's net assets acquired (See Note 1)................          243
                                                                     ----
BALANCE, BEGINNING OF PERIOD................................          243
Dispositions and other......................................           --
                                                                     ----
BALANCE, BEGINNING AND END OF PERIOD........................         $243
                                                                     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at December 31, 2005. The interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 8% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  PRODUCT LIABILITY CLASSIFICATION CHANGES RESULTING FROM THE ACQUISITION

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

  GUARANTEES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include surrender penalties collected at the time of a contract surrender and other miscellaneous charges related to annuity and universal life contracts recognized when received.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosure.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of less than $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a variable interest entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                               SUCCESSOR
                                              --------------------------------------------
                                                           DECEMBER 31, 2005
                                              --------------------------------------------
                                                             GROSS
                                               COST OR    UNREALIZED
                                              AMORTIZED   -----------   ESTIMATED    % OF
                                                COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                              ---------   ----   ----   ----------   -----
                                                         (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $2,808     $ 6    $ 70     $2,744      45.3%
Residential mortgage-backed securities......    1,021       1      17      1,005      16.6
Foreign corporate securities................      562       4      16        550       9.1
U.S. Treasury/agency securities.............      793       4       6        791      13.1
Commercial mortgage-backed securities.......      665       3       9        659      10.9
Asset-backed securities.....................      147      --       2        145       2.4
State and political subdivision
  securities................................       84      --       3         81       1.3
Foreign government securities...............       75       3       1         77       1.3
                                               ------     ---    ----     ------     -----
  Total bonds...............................    6,155      21     124      6,052     100.0
Redeemable preferred stocks.................        3      --      --          3        --
                                               ------     ---    ----     ------     -----
  Total fixed maturities....................   $6,158     $21    $124     $6,055     100.0%
                                               ======     ===    ====     ======     =====
Common stocks...............................   $    1     $ 1    $  1     $    1      25.0%
Non-redeemable preferred stocks.............        3      --      --          3      75.0
                                               ------     ---    ----     ------     -----
  Total equity securities...................   $    4     $ 1    $  1     $    4     100.0%
                                               ======     ===    ====     ======     =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               PREDECESSOR
                                              ---------------------------------------------
                                                            DECEMBER 31, 2004
                                              ---------------------------------------------
                                                             GROSS
                                               COST OR     UNREALIZED
                                              AMORTIZED   ------------   ESTIMATED    % OF
                                                COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                              ---------   ----   -----   ----------   -----
                                                          (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $3,373     $218   $  4      $3,587      57.3%
Residential mortgage-backed securities......      618       13     --         631      10.1
Foreign corporate securities................    1,180       71      2       1,249      19.9
U.S. Treasury/agency securities.............      154        9     --         163       2.6
Commercial mortgage-backed securities.......      288       11      1         298       4.8
Asset-backed securities.....................      192        1     --         193       3.1
State and political subdivision
  securities................................       57        8     --          65       1.0
Foreign government securities...............       63        6     --          69       1.1
                                               ------     ----   -----     ------     -----
  Total bonds...............................    5,925      337      7       6,255      99.9
Redeemable preferred stocks.................        4        2     --           6       0.1
                                               ------     ----   -----     ------     -----
  Total fixed maturities....................   $5,929     $339   $  7      $6,261     100.0%
                                               ======     ====   =====     ======     =====
Common stocks...............................   $   19     $  3   $ --      $   22      84.6%
Non-redeemable preferred stocks.............        4       --     --           4      15.4
                                               ------     ----   -----     ------     -----
  Total equity securities...................   $   23     $  3   $ --      $   26     100.0%
                                               ======     ====   =====     ======     =====

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................        $411                $629
Banking..............................................        $341                $457
Electric Utilities...................................        $278                $427
Capital Goods(2).....................................        $213                $329
Real Estate Investment Trust.........................        $207                $394
Finance Companies....................................        $203                $519
Basic Industry(3)....................................        $187                $243
Insurance............................................        $155                $291

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $395 million and $501 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($10) million and $42 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimated fair values of $2 million and $5 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($3) million and $1 million at December 31, 2005 and 2004, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $  347       $  346      $  263       $  269
Due after one year through five years.......    1,192        1,171       1,576        1,658
Due after five years through ten years......    1,577        1,534       2,335        2,482
Due after ten years.........................    1,206        1,192         653          724
                                               ------       ------      ------       ------
  Subtotal..................................    4,322        4,243       4,827        5,133
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    1,833        1,809       1,098        1,122
                                               ------       ------      ------       ------
  Subtotal..................................    6,155        6,052       5,925        6,255
Redeemable preferred stocks.................        3            3           4            6
                                               ------       ------      ------       ------
     Total fixed maturities.................   $6,158       $6,055      $5,929       $6,261
                                               ======       ======      ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $644 million and $235 million, respectively. Approximately 79% and 78% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $361 million and $396 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   ----   ------
                                                          (IN MILLIONS)
Proceeds.............................       $3,351              $212         $820   $1,665
Gross investment gains...............       $    3              $  9         $ 25   $   50
Gross investment losses..............       $  (54)             $(12)        $(25)  $  (52)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005 and June 30, 2005. Gross investment losses exclude writedowns recorded during the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $7 million and $11 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                      SUCCESSOR
                              ------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2005
                              ------------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS               THAN 12 MONTHS                     TOTAL
                              ----------------------------   ----------------------------   ----------------------------
                              ESTIMATED         GROSS        ESTIMATED         GROSS        ESTIMATED         GROSS
                              FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                              ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                                (DOLLARS IN MILLIONS)
U.S. corporate securities...    $2,307          $ 70           $  --           $  --          $2,307          $ 70
Residential mortgage-backed
  securities................       932            17              --              --             932            17
Foreign corporate
  securities................       422            16              --              --             422            16
U.S. Treasury/agency
  securities................       515             6              --              --             515             6
Commercial mortgage-backed
  securities................       352             9              --              --             352             9
Asset-backed securities.....        99             2              --              --              99             2
State and political
  subdivision securities....        74             3              --              --              74             3
Foreign government
  securities................        27             1              --              --              27             1
                                ------          ----           -----           -----          ------          ----
  Total bonds...............     4,728           124              --              --           4,728           124
Redeemable preferred
  stocks....................         1            --              --              --               1            --
                                ------          ----           -----           -----          ------          ----
  Total fixed maturities....    $4,729          $124           $  --           $  --          $4,729          $124
                                ======          ====           =====           =====          ======          ====
Equity securities...........    $    3          $  1           $  --           $  --          $    3          $  1
                                ======          ====           =====           =====          ======          ====
Total number of securities
  in an unrealized loss
  position..................     1,504                            --                           1,504
                                ======                         =====                          ======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                         ---------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                         ---------------------------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                              LESS THAN 12 MONTHS               THAN 12 MONTHS                       TOTAL
                         -----------------------------   -----------------------------   -----------------------------
                         ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED
                         FAIR VALUE         LOSS         FAIR VALUE         LOSS         FAIR VALUE         LOSS
                         ----------   ----------------   ----------   ----------------   ----------   ----------------
                                                             (DOLLARS IN MILLIONS)
U.S. corporate
  securities...........     $343           $   4            $10            $  --            $353            $ 4
Residential mortgage-
  backed securities....       52              --             --               --              52             --
Foreign corporate
  securities...........      141               1             24                1             165              2
U.S. Treasury/agency
  securities...........        5              --             --               --               5             --
Commercial mortgage-
  backed securities....       51               1             --               --              51              1
Asset-backed
  securities...........       65              --              5               --              70             --
Foreign government
  securities...........        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total bonds..........      658               6             39                1             697              7
Redeemable preferred
  stocks...............        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total fixed
     maturities........     $659           $   6            $39            $   1            $698            $ 7
                            ====           =====            ===            =====            ====            ===
Equity securities......     $  1           $  --            $ 3            $  --            $  4            $--
                            ====           =====            ===            =====            ====            ===
Total number of
  securities in an
  unrealized loss
  position.............      242                             27                              269
                            ====                            ===                             ====

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                 SUCCESSOR
                         ------------------------------------------------------------------------------------------
                                                             DECEMBER 31, 2005
                         ------------------------------------------------------------------------------------------
                           COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ------------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%    20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   --------------
                                                           (DOLLARS IN MILLIONS)
Less than six months...     $4,843           $14           $ 119           $6            1,480             24
                            ------           ---           -----           --            -----             --
  Total................     $4,843           $14           $ 119           $6            1,480             24
                            ======           ===           =====           ==            =====             ==

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                PREDECESSOR
                                        ------------------------------------------------------------
                                                             DECEMBER 31, 2004
                                        ------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED        NUMBER OF
                                               COST                LOSSES             SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                           (DOLLARS IN MILLIONS)
Less than six months..................    $506       $ --      $   3      $ --       182        --
Six months or greater but less than
  nine months.........................     134         --          2        --        47        --
Nine months or greater but less than
  twelve months.......................      26         --          1        --        13        --
Twelve months or greater..............      43         --          1        --        27        --
                                          ----       ----      -----      ----       ---       ---
  Total...............................    $709       $ --      $   7      $ --       269        --
                                          ====       ====      =====      ====       ===       ===

     As of December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. There were no securities on loan under the program at December 31, 2005. Securities with a cost or amortized cost of $105 million and an estimated fair value of $109 million were on loan under the program at December 31, 2004. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was not liable for any cash collateral under its control at December 31, 2005. The Company was liable for cash collateral under its control of $114 million at December 31, 2004. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

no security collateral on deposit from customers at December 31, 2005 in connection with securities lending transactions. In connection with securities lending transactions, there was security collateral of $24 million on deposit from customers at December 31, 2004. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million both at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005 and 2004.

  MORTGAGE LOANS ON REAL ESTATE

     At December 31, 2005 and 2004, the Company's mortgage loans on real estate consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage loans on real estate...............        $258                $209
Underperforming mortgage loans on real estate.......          --                   3
                                                            ----                ----
  Total mortgage loans on real estate...............        $258                $212
                                                            ====                ====

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 27%, 16%, and 16% of the properties were located in California, New York and Maryland, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities.......................        $155               $185         $341    $310
Equity securities......................          --                 --            2       8
Mortgage loans on real estate..........           8                  9           18      11
Policy loans...........................          --                  1            1       1
Other limited partnership interests....           2                 27           28      24
Cash, cash equivalents and short-term
  investments..........................           5                  4            5       7
Other..................................          --                 --           --       1
                                               ----               ----         ----    ----
  Total................................        $170               $226         $395    $362
Less: Investment expenses..............           3                  3            6       6
                                               ----               ----         ----    ----
  Net investment income................        $167               $223         $389    $356
                                               ====               ====         ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities(1)....................        $(51)              $(5)          $(6)   $(14)
Equity securities......................          --                 2            (1)      1
Mortgage loans on real estate..........          (1)               --            --      (1)
Derivatives............................          18                (3)           21       8
Other..................................          (1)               --             3      (1)
                                               ----               ---           ---    ----
  Net investment gains (losses)........        $(35)              $(6)          $17    $ (7)
                                               ====               ===           ===    ====

---------------

(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                              SUCCESSOR                 PREDECESSOR
                                           ----------------   --------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                             DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                           ----------------   ----------------   -------------
                                                 2005               2005         2004    2003
                                           ----------------   ----------------   -----   -----
                                                              (IN MILLIONS)
Fixed maturities.........................       $(103)             $ 319         $ 332   $ 323
Equity securities........................          --                  3             3      --
Derivatives..............................          --                 --             2      10
Other....................................          (6)                 4            --      (2)
                                                -----              -----         -----   -----
  Total..................................        (109)               326           337     331
Amounts allocated from DAC and VOBA......          45                 --            --      --
Deferred income taxes....................          22               (114)         (118)   (116)
                                                -----              -----         -----   -----
     Net unrealized investment gains
       (losses)..........................       $ (42)             $ 212         $ 219   $ 215
                                                =====              =====         =====   =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) were as follows:

                                                SUCCESSOR                 PREDECESSOR
                                             ----------------   --------------------------------
                                             SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                             ----------------   ----------------   -------------
                                                   2005               2005         2004    2003
                                             ----------------   ----------------   -----   -----
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD............       $ 212               $219         $215    $ 95
Effect of purchase accounting push down
  (See Note 1).............................        (212)                --           --      --
                                                  -----               ----         ----    ----
BALANCE, BEGINNING OF PERIOD...............          --                219          215      95
Unrealized investment gains (losses) during
  the period...............................        (109)               (10)           6     184
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA.............................          45                 --           --      --
  Deferred income taxes....................          22                  3           (2)    (64)
                                                  -----               ----         ----    ----
BALANCE, END OF PERIOD.....................       $ (42)              $212         $219    $215
                                                  =====               ====         ====    ====

Net change in unrealized investment gains
  (losses).................................       $ (42)              $ (7)        $  4    $120
                                                  =====               ====         ====    ====

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              -----------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              -----------------------
                                                                            MAXIMUM
                                                                TOTAL     EXPOSURE TO
                                                              ASSETS(1)     LOSS(2)
                                                              ---------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................    $347          $6
                                                                ----          --
  Total.....................................................    $347          $6
                                                                ====          ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $1,069     $202        $ 2         $200      $  4        $ 1
Financial futures...............       64        1          1          168        --         --
Foreign currency swaps..........       31       --          7           29        --         10
Foreign currency forwards.......        8       --         --            3        --         --
Options.........................       --      115          3           --       135         --
Financial forwards..............       --       --          2           --        --          2
Credit default swaps............        4       --         --            9        --         --
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 413 and 164 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 36,500 and 72,900 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,058,300 and 881,350 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                           SUCCESSOR
                               -----------------------------------------------------------------
                                                        REMAINING LIFE
                               -----------------------------------------------------------------
                                          AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR      THROUGH           THROUGH          AFTER
                               OR LESS      FIVE YEARS        TEN YEARS       TEN YEARS   TOTAL
                               --------   --------------   ----------------   ---------   ------
                                                         (IN MILLIONS)
Interest rate swaps..........    $ 33          $286              $750           $  --     $1,069
Financial futures............      64            --                --              --         64
Foreign currency swaps.......      --             9                22              --         31
Foreign currency forwards....       8            --                --              --          8
Credit default swaps.........      --             2                 2              --          4
                                 ----          ----              ----           -----     ------
  Total......................    $105          $297              $774           $  --     $1,176
                                 ====          ====              ====           =====     ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--         $129      $ --        $--
Cash flow.......................       --       --         --          126         3         10
Non-qualifying..................    1,176      318         15          154       136          3
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   --------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   -------------
                                                2005               2005         2004    2003
                                          ----------------   ----------------   -----   -----
                                                             (IN MILLIONS)
Changes in the fair value of
  derivatives...........................       $  --               $--           $(3)    $--
Changes in the fair value of the items
  hedged................................          --                (1)           (1)     (3)
                                               -----               ---           ---     ---
Net ineffectiveness of fair value
  hedging activities....................       $  --               $(1)          $(4)    $(3)
                                               =====               ===           ===     ===

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($1) million, ($4) million, and ($3) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD................       $  --               $ 2          $ 10    $ 13
Effect of purchase accounting push down (See
  Note 1)......................................          --                --            --      --
                                                      -----               ---          ----    ----
BALANCE, BEGINNING OF PERIOD...................          --                 2            10      13
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges.............................          --                (3)          (14)    (11)
Amounts reclassified to net investment
  income.......................................          --                 1             6       8
                                                      -----               ---          ----    ----
BALANCE, END OF PERIOD.........................       $  --               $--          $  2    $ 10
                                                      =====               ===          ====    ====

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $9 million, $9 million, ($20) million and ($64) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $22 million and $72 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2004 were gains (losses) of $23 million, ($2) million, and $19 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $108 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $22 million and $8 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                              DAC      VOBA    TOTAL
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)...................  $1,064   $   13   $1,077
  Capitalization...........................................     351       --      351
  Less: amortization.......................................     136        1      137
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR).................   1,279       12    1,291
  Capitalization...........................................     469       --      469
  Less: amortization.......................................     226        1      227
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR).................   1,522       11    1,533
  Capitalization...........................................     222       --      222
  Less: amortization.......................................     132        1      133
                                                             ------   ------   ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR).....................   1,612       10    1,622
  Effect of purchase accounting push down (See Note 1).....  (1,612)   1,666       54
                                                             ------   ------   ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)........................      --    1,676    1,676
                                                             ------   ------   ------
Capitalization.............................................     164       --      164
                                                             ------   ------   ------
Less: amortization related to:
  Net investment gains (losses)............................      (3)      (7)     (10)
  Unrealized investment gains (losses).....................     (17)     (28)     (45)
  Other expenses...........................................      12      106      118
                                                             ------   ------   ------
     Total amortization....................................      (8)      71       63
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)...................  $  172   $1,605   $1,777
                                                             ======   ======   ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $179 million in 2006, $170 million in 2007, $158 million in 2008, $147 million in 2009 and $132 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS

     Changes in value of distribution agreements ("VODA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                               (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................        $--
Effect of purchase accounting push down (See Note 1)........          8
Amortization................................................         --
                                                                    ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................          8
Capitalization..............................................         --
Amortization................................................         --
                                                                    ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................        $ 8
                                                                    ===

     The estimated future amortization expense of the VODA is $1 million per year for each of the years from 2006 to 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 36               $25              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (36)               --               --
                                                ----               ---              ---
BALANCE, BEGINNING OF PERIOD............          --                25               --
Capitalization..........................           8                12               25
Amortization............................          --                (1)              --
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $  8               $36              $25
                                                ====               ===              ===

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                             SUCCESSOR                       PREDECESSOR
                                   ------------------------------   ------------------------------
                                         DECEMBER 31, 2005                DECEMBER 31, 2004
                                   ------------------------------   ------------------------------
                                       IN THE            AT             IN THE            AT
                                   EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                   --------------   -------------   --------------   -------------
                                                        (DOLLARS IN MILLIONS)

ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value (general and
     separate account)...........      $14,507           N/A           $14,293            N/A
  Net amount at risk.............      $   569(1)        N/A(2)        $   727(1)         N/A(2)
  Average attained age of
     contractholders.............     63 years           N/A          63 years            N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                   SUCCESSOR                PREDECESSOR
                                            -----------------------   -----------------------
                                               DECEMBER 31, 2005         DECEMBER 31, 2004
                                            -----------------------   -----------------------
                                            SECONDARY     PAID UP     SECONDARY     PAID UP
                                            GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                            ----------   ----------   ----------   ----------
                                                          (DOLLARS IN MILLIONS)
Account value (general and separate
  account)................................    $ 1,694       N/A         $ 1,088       N/A
Net amount at risk........................    $21,719(1)    N/A(1)      $12,823(1)    N/A(1)
Average attained age of policyholders.....   57 years       N/A        58 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for each of the years ended December 31, 2004 and 2003.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Mutual Fund Groupings
  Equity............................................       $ 9,055             $ 8,282
  Bond..............................................         1,055                 989
  Balanced..........................................         1,261               1,509
  Money Market......................................           286                 319
  Specialty.........................................           218                 254
                                                           -------             -------
     TOTAL..........................................       $11,875             $11,353
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12,179 million and $11,631 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk. There are no separate accounts for which the Company contractually guarantees either a minimum return or account value at December 31, 2005 and 2004.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $95 million, $200 million and $127 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $48.6 billion and $44.3 billion at December 31, 2005 and 2004, respectively. The Company evaluates its

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed as a pure captive insurer in order to permit TLAC and TIC to cede 100% of their risk associated with the secondary death benefit guarantee rider on certain universal life contracts. As part of the Acquisition TLARC became a direct subsidiary of MetLife. See Note 13.

     Total variable annuity account balances with GMDB riders were $14.5 billion, of which $4.7 billion, or 33%, was reinsured, and $11.1 billion, of which $4.8 billion, or 43%, is reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totals $569 million, of which $525 million, or 92%, is reinsured and $727 million, of which $670 million, or 90%, is reinsured at December 31, 2005 and 2004, respectively.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Direct premiums earned.................        $ 41               $ 39         $ 74    $ 66
Reinsurance assumed....................          --                 --           --      --
Reinsurance ceded......................         (24)               (19)         (34)    (25)
                                               ----               ----         ----    ----
Net premiums earned....................        $ 17               $ 20         $ 40    $ 41
                                               ====               ====         ====    ====
Reinsurance recoverables netted against
  policyholder benefits................        $ 42               $ 61         $ 95    $ 75
                                               ====               ====         ====    ====

Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $77 million and $44 million at December 31, 2005 and 2004, respectively. Reinsurance premiums and ceded commissions payable included in other liabilities, were $12 million and $9 million at December 31, 2005 and 2004, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $(20)              $ 50         $ 96    $ 73
  Foreign..............................          --                 --           --       1
                                               ----               ----         ----    ----
                                                (20)                50           96      74
                                               ----               ----         ----    ----
Deferred:
  Federal..............................          32                (15)         (47)    (39)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 12               $ 35         $ 49    $ 35
                                               ====               ====         ====    ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $ 22               $39          $ 72    $ 54
Tax effect of:
  Tax exempt investment income.........         (10)               (4)          (15)    (11)
  Tax reserve release..................          --                --            (8)     (8)
                                               ----               ---          ----    ----
Provision for income taxes.............        $ 12               $35          $ 49    $ 35
                                               ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................        $ 580               $ 372
  Net unrealized investment losses..................           22                  --
  Capital loss carryforward.........................           17                  --
  Other.............................................            8                   7
                                                            -----               -----
  Total.............................................          627                 379
                                                            -----               -----
Deferred income tax liabilities:
  DAC and VOBA......................................         (525)               (426)
  Net unrealized investment gains...................           --                (118)
  Investments, net..................................          (12)                (13)
  Other.............................................           --                  (2)
                                                            -----               -----
  Total.............................................         (537)               (559)
                                                            -----               -----
Net deferred income tax asset (liability)...........        $  90               $(180)
                                                            =====               =====

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax assets will be realized.

     Capital loss carryforwards amount to $50 million at December 31, 2005 and will expire in 2010.

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its parent, TIC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company files a consolidated federal income tax return with Citigroup, and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement.") Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TLAC had $265 million payable to TIC at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $2 million. If the entire

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of less than $1 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. The Company and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present is not aware of any systemic problems with respect to such matters that have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $1 million at December 31, 2005 and December 31, 2004, respectively, and a related asset for premium tax offsets of $1 million at December 31, 2005, respectively, for future assessments in respect of currently impaired, insolvent or failed insurers. The related asset for premium tax offsets was insignificant at December 31, 2004 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $15 million and $20 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

GUARANTEES

     In the normal course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits.

     These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to contractual limitation, while in other cases such limitations are not specified or applicable. Therefore, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was insignificant for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TLAC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TLAC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TLAC through June 30, 2007 require prior approval of the Commissioner. TLAC did not pay dividends in 2005 or 2004.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, TIC.

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant asset not admitted by TLAC is the net deferred tax asset resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
Holding (losses) gains on investments arising
  during the period............................        $(89)              $(5)         $ 18    $183
Income tax effect of holding (losses) gains....          31                 1            (6)    (64)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.......................         (32)                3             6      14
  Amortization of premiums and accretion of
     discounts associated with investments.....          12                (8)          (18)    (13)
  Income tax effect of reclassification
     adjustments...............................           7                 2             4      --
                                                       ----               ---          ----    ----
     Total reclassification adjustments........         (13)               (3)           (8)      1
Allocation of holding loss on investments
  relating to other policyholder amounts.......          45                --            --      --
Income tax effect of allocation of holding
  loss.........................................         (16)               --            --      --
                                                       ----               ---          ----    ----
     Other comprehensive income (losses).......        $(42)              $(7)         $  4    $120
                                                       ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                                                              YEARS ENDED
                                       SIX MONTHS ENDED   SIX MONTHS ENDED   DECEMBER 31,
                                         DECEMBER 31,         JUNE 30,       -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  27              $  19         $  45   $  34
Commissions..........................         156                180           373     298
Amortization of DAC and VOBA.........         108                133           227     137
Capitalization of DAC................        (164)              (222)         (469)   (351)
Rent, net of sublease income.........           2                  1             4       3
Other................................          36                 73           123      64
                                            -----              -----         -----   -----
     Total other expenses............       $ 165              $ 184         $ 303   $ 185
                                            =====              =====         =====   =====

12.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities..........................................              $6,055      $6,055
  Equity securities.........................................              $    4      $    4
  Mortgage loans on real estate.............................              $  258      $  258
  Policy loans..............................................              $   37      $   37
  Short-term investments....................................              $   57      $   57
  Cash and cash equivalents.................................              $  233      $  233
  Mortgage loan commitments.................................    $20       $   --      $   --
  Commitments to fund partnership investments...............    $15       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,195      $2,982
  Payables for collateral under securities loaned and other
     transactions...........................................              $  108      $  108

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities..........................................              $6,261      $6,261
  Equity securities.........................................              $   26      $   26
  Mortgage loans on real estate.............................              $  212      $  221
  Policy loans..............................................              $   32      $   32
  Short-term investments....................................              $  420      $  420
  Cash and cash equivalents.................................              $    1      $    1
  Mortgage loan commitments.................................    $26       $   --      $   --
  Commitments to fund partnership investments...............    $20       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,458      $3,519
  Payables for collateral under securities loaned and other
     transactions...........................................              $  208      $  208

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     TIC, TLAC's parent, handles all banking functions including payment of expenses for TLAC.

     In December 2004, TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $40 million. Fees associated with this contract, included within other expenses, were $12 million and $22 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate, subsequent to the Acquisition Date. Reinsurance recoverables under these agreements with RGA were $33 million and $17 million at December 31, 2005 and 2004, respectively. Ceded premiums, universal life fees and benefits were $2 million, $19 million and $36 million, respectively, for the six months ended December 31, 2005 and $3 million, $7 million and $5 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, TLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of $(1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, TLAC sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets Inc., in the amount of $38 million at December 31, 2004.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid TIC an insignificant amount for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003 for these services.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004, the pool totaled approximately $4.1 billion of which the Company's share amounted to $384 million and is included in short-term investments on the balance sheet.

     In the ordinary course of business, the Company distributes fixed and variable annuity products through its affiliate Smith Barney ("SB"). Premiums and deposits related to these products were $506 million and $707 million in 2004 and 2003, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $108 million and $88 million in 2004 and 2003, respectively. Commissions and fees paid to SB were $50 million and $57 million in 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also distributes deferred annuity products through its affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries,"CitiStreet") and Citibank, N.A. ("Citibank").

     Deposits received from PFS were $636 million and $628 million in 2004 and 2003, respectively. Commissions and fees paid to PFS were $48 million and $52 million, in 2004 and 2003, respectively.

     Deposits received from CitiStreet were $116 million and $82 million in 2004 and 2003, respectively. Related commissions and fees paid to CitiStreet were $3 million and $2 million in 2004 and 2003, respectively.

     Deposits received from Citibank were $112 million and $162 million in 2004 and 2003, respectively. Commissions and fees paid to Citibank were $13 million and $12 million in 2004 and 2003, respectively.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004 and 2003.

14.  SUBSEQUENT EVENT

     On February 14, 2006, TLAC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company (the "Charter Amendment"). The Charter Amendment changes the name of TLAC to "MetLife Life and Annuity Company of Connecticut" and is effective on May 1, 2006.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005
                                 (IN MILLIONS)

                                                                SUCCESSOR
                                             ------------------------------------------------
                                                  COST OR                        AMOUNT AT
                                                 AMORTIZED        ESTIMATED    WHICH SHOWN ON
                                                  COST(1)         FAIR VALUE   BALANCE SHEET
                                                 ---------        ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities.......        $  793           $  791         $  791
     State and political subdivision
       securities..........................            84               81             81
     Foreign government securities.........            75               77             77
     Public utilities......................           199              197            197
     All other corporate bonds.............         3,171            3,097          3,097
  Residential and commercial
     mortgage-backed, and other
     asset-backed securities...............         1,833            1,809          1,809
  Redeemable preferred stock...............             3                3              3
                                                   ------           ------         ------
     Total fixed maturities................         6,158           $6,055          6,055
                                                   ------           ======         ------
Equity Securities:
  Common stocks:
     Industrial, miscellaneous and all
       other...............................             1           $    1              1
  Non-redeemable preferred stocks..........             3                3              3
                                                   ------           ------         ------
     Total equity securities...............             4           $    4              4
                                                   ------           ======         ------
Mortgage loans on real estate..............           258                             258
Policy loans...............................            37                              37
Other limited partnership interests........            73                              73
Short-term investments.....................            57                              57
Other invested assets......................           333                             333
                                                   ------                          ------
     Total investments.....................        $6,920                          $6,817
                                                   ======                          ======

---------------

(1) Cost for fixed maturities and mortgage loans on real estate represent original cost reduced by repayments, net valuation allowances and write-downs from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by write-downs from other-than-temporary declines in value; and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND
                        DECEMBER 31, 2004 (PREDECESSOR)
                                 (IN MILLIONS)

                                                                       FUTURE
                                                                       POLICY
                                                                    BENEFITS AND
                                                            DAC        OTHER       POLICYHOLDER
                                                            AND     POLICYHOLDER     ACCOUNT       UNEARNED
                                                            VOBA       FUNDS         BALANCES     REVENUE(1)
                                                            -----   ------------   ------------   ----------
As of December 31, 2005 (SUCCESSOR)......................  $1,777      $1,808         $5,688         $18
                                                           ======      ======         ======         ===
As of December 31, 2004 (PREDECESSOR)....................  $1,533      $1,079         $5,227         $42
                                                           ======      ======         ======         ===

---------------

(1) Amounts are included in the other policyholder funds column for successor and included in other liabilities for predecessor.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                          SCHEDULE III -- (CONTINUED)

           FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR) AND
                        JUNE 30, 2005 (PREDECESSOR) AND
          FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)
                                 (IN MILLIONS)

                                       PREMIUM                  POLICYHOLDER
                                       REVENUES                   BENEFITS     AMORTIZATION OF                PREMIUMS
                                         AND          NET           AND         DAC AND VOBA       OTHER      WRITTEN
                                        POLICY    INVESTMENT      INTEREST       CHARGED TO      OPERATING   (EXCLUDING
                                         FEES       INCOME        CREDITED     OTHER EXPENSES    EXPENSES      LIFE)
                                         ------   -----------   ------------   ---------------   ---------   ----------
For the six months ended December 31,
  2005 (SUCCESSOR)...................    $250        $167           $166            $108            $57        $  --
                                         ====        ====           ====            ====            ===        =====
For the six months ended June 30,
  2005 (PREDECESSOR).................    $241        $223           $175            $133            $51        $   4
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2004
  (PREDECESSOR)......................    $411        $389           $326            $227            $76        $   6
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2003
  (PREDECESSOR)......................    $278        $356           $307            $137            $48        $   4
                                         ====        ====           ====            ====            ===        =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
        AND JUNE 30, 2005 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                                      % AMOUNT
                                                               GROSS                          NET     ASSUMED
                                                              AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                              -------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
  (SUCCESSOR)
Life insurance in-force.....................................  $63,023   $48,618    $ --     $14,405       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    41   $    24    $ --     $    17       --%
                                                              =======   =======    ====     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (PREDECESSOR)
Life insurance premium......................................  $    39   $    19    $ --     $    20       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2004 (PREDECESSOR)
Life insurance in-force.....................................  $54,886   $44,286    $ --     $10,600       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    74   $    34    $ --     $    40       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2003 (PREDECESSOR)
Life insurance in-force.....................................  $43,671   $34,973    $ --     $ 8,698       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    66   $    25    $ --     $    41       --%
                                                              =======   =======    ====     =======

                               PORTFOLIO ARCHITECT
                           PORTFOLIO ARCHITECT SELECT
                                PREMIER ADVISERS

                       STATEMENT OF ADDITIONAL INFORMATION


                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MLAC-Book-06-07-10-11                                                 May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


            (1)   Statement of Assets and Liabilities as of December 31, 2005

            (2)   Statement of Operations for the year ended December 31, 2005

            (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

            (4)   Statement of Investments as of December 31, 2005

            (5)   Notes to Financial Statements


      The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:


            (1) Statements of Income for the years ended December 31, 2005, 2004 and 2003

            (2)   Balance Sheets as of December 31, 2005 and 2004

            (3) Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003

            (4) Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

            (5)   Notes to Financial Statements

            (6)   Financial Statement Schedules

(b)   Exhibits


EXHIBIT
NUMBER     DESCRIPTION
-------    -------------------------------------------------------------------
 1.        Resolution of The Travelers Life and Annuity Company Board of
           Directors authorizing the establishment of the Registrant.
           (Incorporated herein by reference to Exhibit 1 to the
           Registration Statement on Form N-4, filed December 22, 1995.)

 2.        Exempt.

3(a)       Distribution and Principal Underwriting Agreement among the
           Registrant, The Travelers Life and Annuity Company and
           Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4,
           File No. 333-58809 filed February 26, 2001.)


3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The
           Travelers Fund ABD for Variable Annuities to the Registration
           Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(a) Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form
           N-4, filed June 17, 1996.)

4(b) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment
           No. 4 to the Registration Statement on Form N-4, file No.
           333-101778, filed November 19, 2004.)


4(c)       Company Name Change Endorsement The Travelers Life and Annuity
           Company effective May 1, 2006. Filed herewith.

 5. Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to


           Post-Effective Amendment No. 14 to The Travelers Fund ABD for
           Variable Annuities to the Registration Statement on Form N-4, File
           No. 033-65343 filed April 6, 2006.)

6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File
           No. 33-58131, filed via Edgar on March 17, 1995.)

6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, File
           No. 33-58131, filed via Edgar on March 17, 1995.)


6(c)       Certificate of Amendment to Charter as Amended and Restated of
           The Travelers Life and Annuity Company effective May 1, 2006.
           Filed herewith.


 7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the
           Registration Statement on Form N-4, File No. 333-65942 filed
           April 15, 2003.)

8(a) Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778 filed April 21, 2005).


8(b)       Participation Agreement Among Metropolitan Series Fund, Inc.,
           MetLife Advisers, LLC, Metropolitan Life Insurance Company,
           The Travelers Insurance Company and The Travelers Life and
           Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
           Amendment No. 14 to The Travelers Fund ABD for Variable
           Annuities Registration Statement on Form N-4, File No.
           033-65343 filed April 6, 2006.)

8(c)       Participation Agreement Among Met Investors Series Trust, Met
           Investors Advisory, LLC, MetLife Investors Distribution
           Company, The Travelers Insurance Company and The Travelers
           Life and Annuity Company effective November 1, 2005.
           (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
           Variable Annuities Registration Statement on Form N-4, File
           No. 033-65343 filed April 6, 2006.)


 9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 29, 1997.)


10(a)      Consent of KPMG LLP, Independent Registered Public Accounting Firm.
           Filed herewith.

10(b)      Consent of Deloitte & Touche LLP, Independent Registered Public
           Accounting Firm. Filed herewith.


 11.       Not applicable.

 12.       Not applicable.


 15.       Power of Attorney authorizing Michele H. Abate, Thomas S.
           Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
           Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer,
           Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
           Jr. (Incorporated herein by reference to Post-Effective
           Amendment No. 8 to the TLAC Variable Annuity Separate Account
           2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:

      The Travelers Life and Annuity Company
      One Cityplace
      Hartford, CT 06103-3415

NAME AND PRINCIPAL                              POSITIONS AND OFFICES
BUSINESS ADDRESS                                WITH INSURANCE COMPANY
--------------------------                      ---------------------------------------------------------
C. Robert Henrikson                             Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                           Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                                   Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                             Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                               Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                                   Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                              Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                                Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                        Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                                Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                           Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                                   Vice President and Senior Actuary

One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                                 Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                                Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                             Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                               Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis                                 Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                                Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                               Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                                 Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                                  Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                               Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                               Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                                  Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                               Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                           Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                                Vice President
10 Park Avenue

Morristown, NJ 07962

Erik V. Savi                                    Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                              Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                               Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Life and Annuity Insurance Company under Connecticut insurance law. The Depositor is an indirect wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 2,132 qualified contracts and 1,776 non-qualified contracts of Portfolio Architect; there were 1,464 qualified contracts and 3,231 non-qualified contracts of Portfolio Architect Select; and there were 184 qualified contracts and 2,739 non-qualified contracts of Premier Advisers (Class I and Class II) offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and mangers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.

NAME AND PRINCIPAL                              POSITIONS AND OFFICES
BUSINESS ADDRESS                                WITH UNDERWRITER
--------------------------------                ----------------------------------------------------
Leslie Sutherland                               President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                            Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                             Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                     Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                 Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                              Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


Robert H. Petersen                              Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                   Vice President
One MetLife Plaza

27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                           Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                              Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                              Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                                 (2)                    (3)                    (4)                  (5)
                                             Net
                                         Underwriting          Compensation
    Name of Principal                   Discounts and               On                  Brokerage              Other
      Underwriter                        Commissions            Redemption             Commissions          Compensation
--------------------------              -------------          ------------            -----------          ------------
Travelers Distribution LLC              $  94,264,724          $          0            $         0          $          0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Life and Annuity Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 7th day of April, 2006.

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                                     By: /s/ HUGH C. MCHAFFIE
                                         ---------------------------------------
                                         Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April, 2006.

*C. ROBERT HENRIKSON                            Director, Chairman, President
----------------------------------------        and Chief Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                               Senior Vice President and Chief
----------------------------------------        Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.                       Senior Vice President and Chief
----------------------------------------         Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.                          Director
----------------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                                  Director
----------------------------------------
(Lisa M. Weber)

By: /s/ John E. Connolly, Jr.
    -------------------------
    John E. Connolly, Jr., Attorney-in-Fact

* The Travelers Life and Annuity Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.

                                  EXHIBIT INDEX

4(c)        Company Name Change Endorsement The Travelers Life and Annuity Company
6(c)        Certificate of Amendment to Charter as Amended and Restated
10(a)       Consent of KPMG LLP, Independent Registered Public Accounting Firm.
10(b)       Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.